                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  7/31/06

              Date of Reporting Period:  Fiscal year ended 7/31/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2006

Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations
Government Obligations Fund
July 31, 2005 [3]	$1.00	0.014	--		0.014
July 31, 2006	$1.00	0.041	--		0.041

Municipal Obligations Fund
July 31, 2002	$1.00	0.017	--		0.017
July 31, 2003	$1.00	0.011	--		0.011
July 31, 2004	$1.00	0.008	(0.000	) [5]	0.008
July 31, 2005	$1.00	0.017	0.000	[5]	0.017
July 31, 2006	$1.00	0.029	(0.000	) [5]	0.029

Prime Cash Obligations Fund
July 31, 2002	$1.00	0.022	--		0.022
July 31, 2003	$1.00	0.012	--		0.012
July 31, 2004	$1.00	0.009	--		0.009
July 31, 2005	$1.00	0.021	--		0.021
July 31, 2006	$1.00	0.042	--		0.042

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

4 Computed on an annualized basis.

5 Represents less than $0.001.

6 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.02% on the total return. (See Notes to Financial Statements, Note 5.)

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return [1]		Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.014)	$1.00	1.38%		0.31%	[4]	2.92%	[4]	0.24%	[4]	$ 298,625
(0.041)	$1.00	4.19%		0.31%		4.17%		0.20%		$ 377,414

(0.017)	$1.00	1.67%		0.30%		1.63%		0.28%		$ 196,824
(0.011)	$1.00	1.13%		0.30%		1.08%		0.27%		$ 416,036
(0.008)	$1.00	0.82%		0.30%		0.82%		0.27%		$ 265,345
(0.017)	$1.00	1.71%		0.28%		1.94%		0.28%		$1,061,717
(0.029)	$1.00	2.90%		0.28%		2.83%		0.24%		$ 882,006

(0.022)	$1.00	2.22%		0.30%		2.07%		0.26%		$ 894,934
(0.012)	$1.00	1.25%		0.30%		1.26%		0.26%		$ 690,099
(0.009)	$1.00	0.87%		0.30%		0.86%		0.26%		$ 634,504
(0.021)	$1.00	2.16%		0.28%		2.12%		0.26%		$ 709,195
(0.042)	$1.00	4.28%	[6]	0.26%		4.21%		0.24%		$ 987,698

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Management Obligations Fund
July 31, 2005 [3]	$1.00	0.015	--		0.015	(0.015)
July 31, 2006	$1.00	0.042	--		0.042	(0.042)

Prime Value Obligations Fund
July 31, 2002	$1.00	0.022	--		0.022	(0.022)
July 31, 2003	$1.00	0.013	--		0.013	(0.013)
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.022	--		0.022	(0.022)
July 31, 2006	$1.00	0.042	--		0.042	(0.042)

Treasury Obligations Fund
July 31, 2002	$1.00	0.019	0.001		0.020	(0.019)
July 31, 2003	$1.00	0.012	0.000	[5]	0.012	(0.012)
July 31, 2004	$1.00	0.008	--		0.008	(0.008)
July 31, 2005	$1.00	0.020	--		0.020	(0.020)
July 31, 2006	$1.00	0.040	--		0.040	(0.040)

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

--		(0.015)	$1.00	1.47%	0.23%	[4]	3.00%	[4]	0.35%	[4]	$ 817,205
--		(0.042)	$1.00	4.28%	0.26%		4.18%		0.27%		$ 734,060

--		(0.022)	$1.00	2.26%	0.29%		2.29%		0.27%		$ 506,382
--		(0.013)	$1.00	1.29%	0.29%		1.29%		0.27%		$ 387,288
--		(0.009)	$1.00	0.90%	0.29%		0.90%		0.27%		$ 883,749
--		(0.022)	$1.00	2.20%	0.27%		2.19%		0.27%		$1,169,349
--		(0.042)	$1.00	4.29%	0.27%		4.28%		0.22%		$ 1,427,494

(0.001)		(0.020)	$1.00	2.06%	0.30%		1.85%		0.24%		$ 577,516
(0.000)	[5]	(0.012)	$1.00	1.17%	0.30%		1.23%		0.24%		$ 623,407
--		(0.008)	$1.00	0.76%	0.30%		0.75%		0.24%		$ 871,735
--		(0.020)	$1.00	2.02%	0.30%		1.99%		0.24%		$ 622,744
--		(0.040)	$1.00	4.09%	0.30%		4.07%		0.20%		$ 1,037,466

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,022.90	$1.55
Municipal Obligations Fund	$1,000	$1,015.90	$1.40
Prime Cash Obligations Fund	$1,000	$1,023.40	$1.35
Prime Management Obligations Fund	$1,000	$1,023.40	$1.30
Prime Value Obligations Fund	$1,000	$1,023.40	$1.35
Treasury Obligations Fund	$1,000	$1,022.50	$1.55
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,023.26	$1.56
Municipal Obligations Fund	$1,000	$1,023.41	$1.40
Prime Cash Obligations Fund	$1,000	$1,023.46	$1.35
Prime Management Obligations Fund	$1,000	$1,023.51	$1.30
Prime Value Obligations Fund	$1,000	$1,023.46	$1.35
Treasury Obligations Fund	$1,000	$1,023.26	$1.56

1 Expenses are equal to the Funds' Institutional Capital Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.31%
Municipal Obligations Fund	0.28%
Prime Cash Obligations Fund	0.27%
Prime Management Obligations Fund	0.26%
Prime Value Obligations Fund	0.27%
Treasury Obligations Fund	0.31%

Government Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	77.3%
U.S. Government Agency Securities	22.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	63.4%	[4]
8-30 Days	20.0%
31-90 Days	8.9%
91-180 Days	3.0%
181 Days or more	4.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 56.6% of the Fund's portfolio.

Government Obligations Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		GOVERNMENT AGENCIES--22.6%
$325,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.039% - 5.340%, 8/2/2006 - 10/4/2006	$324,920,662
220,435,000		Federal Home Loan Bank System Notes, 2.625% - 6.500%, 8/11/2006 - 6/21/2007	220,255,625
299,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.190% - 5.005%, 9/29/2006 - 5/1/2007	291,983,768
537,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.010% - 5.350%, 8/7/2006 - 9/27/2006	536,820,385
320,500,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 5.500%, 8/11/2006 - 7/9/2007	319,382,322
185,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.330%, 9/28/2006	184,861,287
84,500,000		Federal National Mortgage Association Notes, 3.875% - 4.840%, 5/15/2007 - 6/22/2007	83,715,703
436,580,500	[1]	Housing and Urban Development Floating Rate Notes, 5.708%, 8/1/2006	436,580,500
		TOTAL GOVERNMENT AGENCIES	2,398,520,252
		REPURCHASE AGREEMENTS--77.3%
195,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 5.3225%, dated 7/27/2006, under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $507,096,667 on 10/31/2006. The market value of the underlying securities at the end of the period was $512,990,020.	195,000,000
413,000,000	[3]	Interest in $900,000,000 joint repurchase agreement 5.28%, dated 7/11/2006, under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 6/15/2036 for $903,960,000 on 8/10/2006. The market value of the underlying securities at the end of the period was $926,698,636.	413,000,000
319,343,000		Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.	319,343,000
319,420,000		Interest in $1,350,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 2/22/2013 for $1,350,198,375 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,377,000,216.	319,420,000
350,000,000		Repurchase agreement 5.30%, dated 7/31/2006, under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2015 for $350,051,528 on 8/1/2006. The market value of the underlying securities at the end of the period was $357,000,824.	350,000,000
629,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2040 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,709.	629,000,000
81,250,000		Interest in $2,323,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $2,323,338,771 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,369,460,967.	81,250,000
600,000,000		Repurchase agreement 5.29%, dated 7/31/2006, under which Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/23/2035 for $600,088,167 on 8/1/2006. The market value of the underlying securities at the end of the period was $612,000,361.	600,000,000
450,000,000		Interest in $900,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $900,132,250 on 8/1/2006. The market value of the underlying securities at the end of the period was $923,148,491.	450,000,000
400,000,000	[3]	Interest in $900,000,000 joint repurchase agreement 5.28%, dated 7/14/2006, under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $903,036,000 on 8/9/2006. The market value of the underlying securities at the end of the period was $927,003,994.	400,000,000
497,165,000		Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 12/16/2045 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,005,868.	497,165,000
172,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.31%, dated 6/20/2006, under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $757,522,500 on 8/28/2006. The market value of the underlying securities at the end of the period was $772,503,322.	172,000,000
722,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 5.28%, dated 7/5/2006, under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/15/2046 for $1,004,986,667 on 8/8/2006. The market value of the underlying securities at the end of the period was $1,023,758,060.	722,000,000
804,420,000		Interest in $1,700,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $1,700,249,806 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,747,724,257.	804,420,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$20,000,000	[3]	Interest in $375,000,000 joint repurchase agreement 5.31%, dated 6/20/2006, under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $378,982,500 on 8/31/2006. The market value of the underlying securities at the end of the period was $385,895,608.	$20,000,000
25,000,000	[3]	Interest in $50,000,000 joint repurchase agreement 5.31%, dated 7/5/2006, under which Dresdner Kleinwort Wasserstein will repurchase a U.S. Government Agency security maturing on 5/15/2033 for $50,206,500 on 8/2/2006. The market value of the underlying security at the end of the period was $51,860,327.	25,000,000
150,000,000		Interest in $300,000,000 joint repurchase agreement 5.27%, dated 7/31/2006, under which Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 6/30/2023 for $300,043,917 on 8/1/2006. The market value of the underlying securities at the end of the period was $306,045,400.	150,000,000
500,000,000		Repurchase agreement 5.30%, dated 7/31/2006 under which Greenwich Capital Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2036 for $500,073,611 on 8/1/2006. The market value of the underlying securities at the end of the period was $515,003,511.	500,000,000
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which HSBC Securities (USA), Inc. will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 8/1/2036 for $1,500,220,417 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,531,931,063.	500,000,000
168,000,000		Interest in $238,000,000 joint repurchase agreement 5.10%, dated 7/31/2006, under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/31/2006 for $238,033,717 on 8/1/2006. The market value of the underlying securities at the end of the period was $242,764,447.	168,000,000
300,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which Morgan Stanley & Co. will repurchase U.S. Treasury securities with various maturities to 7/15/2013 for $2,000,291,667 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,045,228,487.	300,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement 5.20%, dated 7/31/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $100,014,444 on 8/1/2006. The market value of the underlying securities at the end of the period was $102,000,893.	25,000,000
250,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.31%, dated 6/21/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $757,522,500 on 8/28/2006. The market value of the underlying securities at the end of the period was $777,061,107.	250,000,000
300,000,000		Interest in $500,000,000 joint repurchase agreement 5.30%, dated 7/31/2006, under which WAMU Capital Corp. will repurchase U.S. Government Agency securities with various maturities to 7/20/2036 for $500,073,611 on 8/1/2006. The market value of the underlying securities at the end of the period was $510,035,110.	300,000,000
		TOTAL REPURCHASE AGREEMENTS	8,190,598,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	10,589,118,252
		OTHER ASSETS AND LIABILITIES - NET--0.1%	5,668,166
		TOTAL NET ASSETS--100%	$10,594,786,418

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	96.9%
Municipal Bonds/Notes	8.3%
Commercial Paper	2.4%
Other Assets and Liabilities--Net [2]	(7.6)%
TOTAL	100.0%

At July 31, 2006, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 days	97.7%
8-30 days	0.7%
31-90 days	2.9%
91-180 days	2.9%
181 days or more	3.4%
Other Assets and Liabilities--Net [2]	(7.6)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		SHORT-TERM MUNICIPALS--107.6% [1,2]
		Alabama--1.7%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments) Weekly VRDNs (Oxford Pointe LP)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.730%, 8/3/2006	$4,500,000
8,020,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC), 3.750%, 8/3/2006	8,020,000
4,230,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.800%, 8/3/2006	4,230,000
1,615,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 3.870%, 8/2/2006	1,615,000
17,000,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 3.730%, 8/2/2006	17,000,000
3,725,000		East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.690%, 8/3/2006	3,725,000
27,400,000		Health Care Authority for Baptist Health, AL, (Series 2006-A2) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.630%, 8/2/2006	27,400,000
8,000,000		Jefferson County, AL Sewer System, (Series 2003 B-4-Warrants) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ), 3.650%, 8/3/2006	8,000,000
4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.690%, 8/2/2006	4,175,000
6,600,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	6,600,000
		TOTAL	85,265,000
		Alaska--0.9%
1,410,000	[3,4]	Alaska Industrial Development and Export Authority, (MT-129) Weekly VRDNs (Delong Mountain Transportation System)/ (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006	1,410,000
3,750,000	[3,4]	Alaska International Airports System, MERLOTS (Series 1999I) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,750,000
9,500,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.710%, 8/3/2006	9,500,000
24,500,000		Valdez, AK Marine Terminal, (Series 1994A), 3.68% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007	24,500,000
6,015,000		Valdez, AK Marine Terminal, (Series 1994B), 3.68% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007	6,015,000
		TOTAL	45,175,000
		Arizona--0.1%
1,500,000		Coconino County, AZ Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 3.710%, 8/1/2006	1,500,000
1,000,000		Tucson, AZ IDA, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Quality Apartment Living LLC)/(FNMA LOC), 3.650%, 8/3/2006	1,000,000
650,000		Yavapai, AZ IDA, (Series 1997B) Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 3.640%, 8/3/2006	650,000
		TOTAL	3,150,000
		Arkansas--1.6%
1,000,000		Arkadelphia, AR, IDRBs Bonds (Series 1996) Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC), 3.730%, 8/3/2006	1,000,000
5,130,000		Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.720%, 8/3/2006	5,130,000
16,800,000		Blytheville, AR, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	16,800,000
34,400,000		Blytheville, AR, (Series 2002) Weekly VRDNs (Nucor Corp.), 3.760%, 8/2/2006	34,400,000
8,000,000		Crossett, AR, (Series 1997) Weekly VRDNs (Bemis Co., Inc.), 3.950%, 8/3/2006	8,000,000
7,500,000		Osceola, AR, Solid Waste Disposal Revenue Bonds (Series 2006) Weekly VRDNs (Plum Point Energy Associates LLC)/(Credit Suisse, Zurich LOC), 3.690%, 8/3/2006	7,500,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.740%, 8/3/2006	7,100,000
		TOTAL	79,930,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--5.1%
$1,700,000		California PCFA, (Series 1995A) Weekly VRDNs (Athens Disposal Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 3.670%, 8/2/2006	$1,700,000
2,325,000		California PCFA, (Series 1995A) Weekly VRDNs (Contra Costa Waste Service, Inc.)/(Bank of America N.A. LOC), 3.670%, 8/2/2006	2,325,000
1,245,000		California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	1,245,000
1,400,000		California PCFA, (Series 1997B) Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.670%, 8/2/2006	1,400,000
910,000		California PCFA, (Series 1998A) Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank LOC), 3.720%, 8/2/2006	910,000
2,400,000		California PCFA, (Series 1999A) Weekly VRDNs (Atlas Disposal Industries LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.670%, 8/2/2006	2,400,000
2,145,000		California PCFA, (Series 1999A) Weekly VRDNs (BLT Enterprises of Sacramento, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.670%, 8/2/2006	2,145,000
4,140,000		California PCFA, (Series 1999A) Weekly VRDNs (Blue Line Transfer, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.670%, 8/2/2006	4,140,000
1,880,000		California PCFA, (Series 1999B) Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.720%, 8/2/2006	1,880,000
4,705,000		California PCFA, (Series 2000A) Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.670%, 8/2/2006	4,705,000
4,475,000		California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.720%, 8/2/2006	4,475,000
1,700,000		California PCFA, (Series 2000A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	1,700,000
1,550,000		California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 3.710%, 8/3/2006	1,550,000
3,400,000		California PCFA, (Series 2001A) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 3.670%, 8/2/2006	3,400,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 3.710%, 8/3/2006	5,000,000
2,705,000		California PCFA, (Series 2001A: GreenTeam of San Jose) Weekly VRDNs (Waste Connections of California, Inc.)/(Bank of America N.A. LOC), 3.670%, 8/2/2006	2,705,000
2,000,000		California PCFA, (Series 2002) Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC), 3.710%, 8/3/2006	2,000,000
4,295,000		California PCFA, (Series 2002) Weekly VRDNs (MarBorg Industries)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.670%, 8/2/2006	4,295,000
9,900,000		California PCFA, (Series 2002A) Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.670%, 8/2/2006	9,900,000
3,365,000		California PCFA, (Series 2002A) Weekly VRDNs (California Waste Solutions, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.670%, 8/2/2006	3,365,000
4,000,000		California PCFA, (Series 2002A) Weekly VRDNs (Norcal Waste Systems, Inc.)/(Bank of America N.A. LOC), 3.670%, 8/2/2006	4,000,000
2,600,000		California PCFA, (Series 2002A) Weekly VRDNs (SANCO Services LP)/(Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	2,600,000
4,615,000		California PCFA, (Series 2002A) Weekly VRDNs (South Lake Refuse Co. LLC)/(Comerica Bank LOC), 3.720%, 8/2/2006	4,615,000
2,825,000		California PCFA, (Series 2002A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.720%, 8/2/2006	2,825,000
2,900,000		California PCFA, (Series 2003) Weekly VRDNs (Agrifab, Inc. / Vintage Dairy)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.670%, 8/2/2006	2,900,000
4,400,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 3.710%, 8/3/2006	4,400,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 3.710%, 8/3/2006	2,000,000
2,510,000		California PCFA, (Series 2003A) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.670%, 8/2/2006	2,510,000
4,000,000		California PCFA, (Series 2003A) Weekly VRDNs (Norcal Waste Systems, Inc.)/(Bank of America N.A. LOC), 3.670%, 8/2/2006	4,000,000
5,035,000		California PCFA, (Series 2003A) Weekly VRDNs (Placer County Eastern Regional Sanitary Landfill, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.670%, 8/2/2006	5,035,000
9,000,000	[3,4]	California PCFA, (Series 2004 F11J) Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP), 3.730%, 8/2/2006	9,000,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 3.710%, 8/3/2006	2,000,000
2,780,000		California PCFA, (Series 2004) Weekly VRDNs (Ag Resources III, LLC)/(Key Bank, N.A. LOC), 3.670%, 8/2/2006	2,780,000
3,965,000		California PCFA, (Series 2004A) Weekly VRDNs (Burrtec Waste Group, Inc.)/(U.S. Bank, N.A. LOC), 3.670%, 8/2/2006	3,965,000
5,570,000		California PCFA, (Series 2004A) Weekly VRDNs (MarBorg Industries)/(Wachovia Bank N.A. LOC), 3.670%, 8/2/2006	5,570,000
7,280,000		California PCFA, (Series 2005A) Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	7,280,000
4,905,000		California PCFA, (Series 2005A) Weekly VRDNs (Napa Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	4,905,000
3,170,000		California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.720%, 8/2/2006	3,170,000
11,200,000		California PCFA, (Series 2006A) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 3.670%, 8/2/2006	11,200,000
9,215,000		California PCFA, (Series 2006A) Weekly VRDNs (Burrtec Waste & Recycling Services LLC)/(Bank of America N.A. LOC), 3.670%, 8/2/2006	9,215,000
12,300,000		California PCFA, (Series 2006A) Weekly VRDNs (Burrtec Waste Group, Inc.)/(U.S. Bank, N.A. LOC), 3.670%, 8/2/2006	12,300,000
3,920,000		California PCFA, (Series 2006A) Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 3.700%, 8/2/2006	3,920,000
4,225,000		California PCFA, (Series 2006A) Weekly VRDNs (Evergreen Oil, Inc.)/(Bank of the West, San Francisco, CA LOC), 3.700%, 8/2/2006	4,225,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$3,075,000		California PCFA, (Series 2006A) Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.720%, 8/2/2006	$3,075,000
3,235,000		California PCFA, (Series 2006A) Weekly VRDNs (MarBorg Industries)/(Wachovia Bank N.A. LOC), 3.670%, 8/2/2006	3,235,000
4,115,000		California PCFA, (Series 2006A) Weekly VRDNs (Marin Sanitary Service)/(Comerica Bank LOC), 3.720%, 8/2/2006	4,115,000
1,345,000		California PCFA, (Series 2006A) Weekly VRDNs (Pena's Disposal, Inc.)/(Comerica Bank LOC), 3.720%, 8/2/2006	1,345,000
2,240,000		California PCFA, (Series 2006B) Weekly VRDNs (Desert Properties LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	2,240,000
7,000,000	[3,4]	California State, Veterans Bonds ROCs (Series 438CE) Weekly VRDNs (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.720%, 8/3/2006	7,000,000
2,500,000	[3,4]	California Statewide Communities Development Authority, (PT-2001) Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.740%, 8/3/2006	2,500,000
2,515,000		California Statewide Communities Development Authority, (Series 1996-H) Weekly VRDNs (Levecke LLC)/(Union Bank of California, N.A. LOC), 3.770%, 8/2/2006	2,515,000
25,000,000		California Statewide Communities Development Authority, (Series 2004M) Weekly VRDNs (Kaiser Permanente), 3.580%, 8/2/2006	25,000,000
5,000,000		California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 3.750%, 8/3/2006	5,000,000
11,500,000	[3,4]	GS Pool Trust Series 2006-24TP Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.740%, 8/3/2006	11,500,000
435,000		Los Angeles County, CA IDA, (Series 1991) Weekly VRDNs (Caitec Garment Processing. Inc.)/(Union Bank of California, N.A. LOC), 3.770%, 8/2/2006	435,000
9,200,000		Santa Clara County, CA Housing Authority, (Series 2005B: Timberwood Apartments) Weekly VRDNs (MP Timberwood Associates)/ (Union Bank of California, N.A. LOC), 3.740%, 8/3/2006	9,200,000
		TOTAL	252,815,000
		Colorado--2.2%
59,975,000	[3,4]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.750%, 8/2/2006	59,975,000
5,500,000	[3,4]	Denver, CO City & County Airport Authority, (PT-782) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	5,500,000
29,500,000		Denver, CO City & County Airport Authority, (Series 2004A) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Bayerische Landesbank (Guaranteed) LIQ), 3.650%, 8/2/2006	29,500,000
14,660,000	[3,4]	Denver, CO City & County Airport Authority, Merlot (Series 1997E) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	14,660,000
		TOTAL	109,635,000
		Connecticut--0.5%
1,700,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.610%, 8/2/2006	1,700,000
700,000		Connecticut Development Authority Health Care Revenue, (Series 1999) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.610%, 8/2/2006	700,000
1,575,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 1) Weekly VRDNs (AMBAC INS)/(WestLB AG (Guaranteed) LIQ), 3.670%, 8/2/2006	1,575,000
3,000,000		New Britain, CT, 5.00% BANs, 4/5/2007	3,027,034
10,000,000		New Haven, CT, 4.50% BANs, 2/15/2007	10,036,705
9,000,000		North Haven, CT, 5.00% BANs, 1/23/2007	9,056,399
		TOTAL	26,095,138
		District of Columbia--0.9%
31,000,000	[3,4]	District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.770%, 8/3/2006	31,000,000
9,644,000	[3,4]	District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.770%, 8/3/2006	9,644,000
4,100,000		District of Columbia, Enterprise Zone Revenue Bonds (Series 2004) Weekly VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC), 3.740%, 8/3/2006	4,100,000
		TOTAL	44,744,000
		Florida--2.8%
9,000,000		Alachua County, FL, IDRB's (Series 1997) Weekly VRDNs (Florida Rock Industries, Inc.)/(Bank of America N.A. LOC), 3.680%, 8/3/2006	9,000,000
9,345,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.760%, 8/3/2006	9,345,000
2,700,000		Coconut Creek, FL, (Series 2002) Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A. LOC), 3.680%, 8/3/2006	2,700,000
6,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.740%, 8/2/2006	6,500,000
7,835,000	[3,4]	Hillsborough County, FL Aviation Authority, (MT-126), 3.50% TOBs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 2/8/2007	7,835,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$11,280,000	[3,4]	Hillsborough County, FL Port District, MT-101, 3.53% TOBs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen (Guaranteed) LIQ), Optional Tender 2/15/2007	$11,280,000
190,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Refunding Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/ (Bank of America N.A. LOC), 3.640%, 8/2/2006	190,000
5,325,000	[3,4]	Miami-Dade County, FL Aviation, (PT-2713) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	5,325,000
8,700,000	[3,4]	Miami-Dade County, FL Aviation, (Rocs Series 525) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank NA, New York LIQ), 3.720%, 8/3/2006	8,700,000
7,615,000	[3,4]	Miami-Dade County, FL HFA, (PT-1349) Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006	7,615,000
70,585,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 3.740%, 8/1/2006	70,585,000
		TOTAL	139,075,000
		Georgia--0.8%
3,500,000	[3,4]	Atlanta, GA Airport General Revenue, PA 926R Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	3,500,000
6,150,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.080%, 8/3/2006	6,150,000
800,000		Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank of the Midwest LOC), 3.710%, 8/3/2006	800,000
23,650,000	[3,4]	Georgia State, PUTTERs (Series 493) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	23,650,000
3,500,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 3.710%, 8/3/2006	3,500,000
2,600,000		Tattnall County, GA IDA, (Series 1999) Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 3.680%, 8/3/2006	2,600,000
		TOTAL	40,200,000
		Hawaii--0.0%
185,000	[3,4]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	185,000
		Illinois--6.1%
3,500,000		Aurora City, IL, (Series 2000) Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 3.830%, 8/3/2006	3,500,000
38,300,000		Chicago, IL Midway Airport, (Series 1998A) Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/1/2006	38,300,000
47,550,000		Chicago, IL Midway Airport, (Series 1998B) Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/1/2006	47,550,000
8,050,000	[3,4]	Chicago, IL O'Hare International Airport, (PA-1198) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	8,050,000
1,065,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-1993) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	1,065,000
7,000,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-756) Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ), 3.720%, 8/3/2006	7,000,000
9,995,000	[3,4]	Chicago, IL O'Hare International Airport, PT-685, 3.50% TOBs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 2/8/2007	9,995,000
5,200,000	[3,4]	Chicago, IL O'Hare International Airport, ROCS (Series 239) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 3.720%, 8/3/2006	5,200,000
1,340,000		Chicago, IL, (Series 1999 IDRB) Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 3.730%, 8/2/2006	1,340,000
25,000,000		Chicago, IL, (Series 2005D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.640%, 8/3/2006	25,000,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2006	10,500,000
12,490,000	[3,4]	Chicago, IL, PUTTERs (Series 1277) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	12,490,000
515,000		Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	515,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Chicago LOC), 3.780%, 8/3/2006	3,400,000
2,190,000		Huntley, IL Industrial Development Revenue, (Series 1999) Weekly VRDNs (Colony, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.710%, 8/2/2006	2,190,000
10,000,000		Illinois Development Finance Authority IDB, (Series 1994) Weekly VRDNs (St. Ignatius College Prep.)/(Northern Trust Co., Chicago, IL LOC), 3.660%, 8/2/2006	10,000,000
1,400,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 3.730%, 8/3/2006	1,400,000
5,225,000		Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 3.780%, 8/3/2006	5,225,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$2,940,000		Illinois Development Finance Authority IDB, (Series 2000A) Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC), 3.680%, 8/2/2006	$2,940,000
3,110,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.760%, 8/2/2006	3,110,000
4,000,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Reliable Materials Lyons LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.700%, 8/2/2006	4,000,000
3,830,000		Illinois Health Facilities Authority, (Series 1997B) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 3.650%, 8/2/2006	3,830,000
28,020,000		Illinois Health Facilities Authority, (Series 2001C) Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.640%, 8/2/2006	28,020,000
28,500,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 3.640%, 8/2/2006	28,500,000
40,000,000		Illinois State Weekly VRDNs (DePfa Bank PLC LIQ), 3.700%, 8/2/2006	40,000,000
		TOTAL	303,120,000
		Indiana--5.1%
17,540,000		Bartholomew Consolidated School Corp., IN, 4.25% TANs, 12/29/2006	17,599,291
250,000		Clarksville, IN, (Series 1997) Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank, N.A. LOC), 3.880%, 8/3/2006	250,000
2,338,000		Franklin, IN, Lakeview I Apartments (Series 1994) Weekly VRDNs (Pedcor Investments LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.750%, 8/3/2006	2,338,000
1,080,000		Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	1,080,000
8,700,000		Indiana Development Finance Authority, (Series 2001) Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 8/2/2006	8,700,000
3,000,000		Indiana Development Finance Authority, (Series 2004) Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 8/2/2006	3,000,000
17,410,000		Indiana Health & Educational Facility Financing Authority, (Series 2005B) Weekly VRDNs (Parkview Health System Obligated Group)/ (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.620%, 8/2/2006	17,410,000
3,200,000		Indiana Port Commission, (Series 2000) Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 3.710%, 8/2/2006	3,200,000
1,250,000	[3,4]	Indiana State HFA, MERLOTS (Series 2000-PPP) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,250,000
18,000,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2005G-3) Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.650%, 8/3/2006	18,000,000
5,135,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, PT-731 Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	5,135,000
3,400,000		Indianapolis, IN, (Series 1999) Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC), 3.770%, 8/3/2006	3,400,000
7,100,000		Indianapolis, IN, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(LaSalle Bank, N.A. LOC), 3.730%, 8/3/2006	7,100,000
5,000,000		Jasper County, IN EDA, (Series 2000) Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC), 3.790%, 8/3/2006	5,000,000
4,300,000		Jasper County, IN EDA, (Series 2005) Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	4,300,000
6,500,000		Jasper County, IN EDA, (Series 2006) Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	6,500,000
7,245,000	[3,4]	Jeffersonville, IN, (PT-1309) Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006	7,245,000
1,450,000		Kendallville, IN, (Series 1995) Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC), 3.820%, 8/3/2006	1,450,000
9,000,000		Muncie, IN Community Schools, 4.25% TANs, 12/29/2006	9,025,187
32,600,000		Richmond, IN Hospital Authority, (Series 2005A) Weekly VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.620%, 8/2/2006	32,600,000
170,000		Richmond, IN, (Series 1996) Weekly VRDNs (Holland Colors Americas, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.030%, 8/3/2006	170,000
4,571,000		Southwest Allen County, IN Metropolitan School District, 4.00% TANs, 12/29/2006	4,579,158
7,700,000		Whiting, IN Environmental Facilities Revenue, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	7,700,000
8,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002B) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	8,000,000
15,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002C) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	15,000,000
15,800,000		Whiting, IN Environmental Facilities Revenue, (Series 2003) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	15,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$47,700,000		Whiting, IN Environmental Facilities Revenue, (Series 2005) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	$47,700,000
2,200,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	2,200,000
		TOTAL	255,731,636
		Iowa--0.9%
12,085,000		Iowa Finance Authority, (Series 2005 A-2) Weekly VRDNs (Iowa Health System)/(FGIC INS)/(Citibank NA, New York LIQ), 3.620%, 8/2/2006	12,085,000
34,130,000		Iowa Finance Authority, (Series 2005 A-3) Weekly VRDNs (Iowa Health System)/(FGIC INS)/(Citibank NA, New York LIQ), 3.620%, 8/2/2006	34,130,000
		TOTAL	46,215,000
		Kansas--0.7%
13,405,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/ (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	13,405,000
20,000,000		Olathe, KS, (Series A), 4.50% BANs, 6/1/2007	20,125,849
3,240,000	[3,4]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,240,000
		TOTAL	36,770,849
		Kentucky--0.2%
4,900,000		Graves County, KY, (Series 1988) Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.720%, 8/3/2006	4,900,000
740,000		Jefferson County, KY, (Series 1995) Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.030%, 8/3/2006	740,000
2,292,000		Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC), 3.770%, 8/3/2006	2,292,000
1,685,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.790%, 8/3/2006	1,685,000
		TOTAL	9,617,000
		Louisiana--1.2%
4,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/(Series 2002-17) Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), 3.680%, 8/3/2006	4,000,000
6,604,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	6,604,000
11,825,000	[3,4]	East Baton Rouge, LA Mortgage Finance Authority, (Series 2006 FR/RI-P2U) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/2/2006	11,825,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 3.790%, 8/3/2006	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District, (Series 2000) Weekly VRDNs (ConocoPhillips)/(JPMorgan Chase Bank, N.A. LOC), 3.720%, 8/2/2006	10,100,000
9,000,000		Louisiana Public Facilities Authority, (Series 2002) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.740%, 8/2/2006	9,000,000
11,600,000		Louisiana Public Facilities Authority, (Series 2005) Daily VRDNs (Air Products & Chemicals, Inc.), 3.770%, 8/1/2006	11,600,000
		TOTAL	58,129,000
		Maine--0.3%
2,025,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.700%, 8/2/2006	2,025,000
8,315,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 3.720%, 8/3/2006	8,315,000
4,005,000	[3,4]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 3.40% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	4,005,000
		TOTAL	14,345,000
		Maryland--0.7%
2,495,000	[3,4]	Maryland Community Development Administration - Housing Revenue, (PA-629R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006	2,495,000
4,330,000	[3,4]	Maryland Community Development Administration - Residential Revenue, (Series 2004 FR/RI-L59J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.780%, 8/2/2006	4,330,000
5,850,000		Maryland IDFA, (Series 1999), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2006	5,850,000
5,850,000		Maryland State Community Development Administration, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 8/2/2006	5,850,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$4,000,000		Maryland State Economic Development Corp., (Series 2000) Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(Wachovia Bank N.A. LOC), 3.710%, 8/2/2006	$4,000,000
6,925,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (Santa Barbara Court LLC)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.740%, 8/4/2006	6,925,000
750,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 3.640%, 8/2/2006	750,000
5,730,000	[3,4]	Northeast MD Waste Disposal Authority, (PT-766) Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.710%, 8/3/2006	5,730,000
		TOTAL	35,930,000
		Massachusetts--1.6%
12,400,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (Bank of America N.A. LIQ), 3.660%, 8/1/2006	12,400,000
18,720,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS) and JPMorgan Chase Bank, N.A. LIQs), 3.670%, 8/3/2006	18,720,000
7,000,000		Everett, MA, 4.00% BANs, 9/8/2006	7,006,928
7,500,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H) Weekly VRDNs (FGIC INS)/ (Wachovia Bank N.A. LIQ), 3.680%, 8/2/2006	7,500,000
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 3.62% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 8/11/2006	10,000,000
4,500,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.770%, 8/3/2006	4,500,000
19,610,000	[3,4]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208) Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.650%, 8/1/2006	19,610,000
		TOTAL	79,736,928
		Michigan--2.8%
6,000,000	[3,4]	Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7) Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 3.710%, 8/2/2006	6,000,000
13,650,000		Kent Hospital Finance Authority, MI, (Series 1998B) Weekly VRDNs (Spectrum Health)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.620%, 8/2/2006	13,650,000
7,300,000		Michigan Higher Education Student Loan Authority, (Series X11-B) Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.690%, 8/2/2006	7,300,000
2,935,000		Michigan State Housing Development Authority, (2002 Series A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.720%, 8/2/2006	2,935,000
401,000		Michigan State Strategic Fund, (Series A) Weekly VRDNs (Teal Run Apartments)/(Federal Home Loan Bank of Indianapolis LOC), 3.720%, 8/3/2006	401,000
25,000,000		Michigan State, (2006 Series A), 4.50% TRANs, 9/29/2006	25,048,756
68,660,000	[3,4]	Michigan State, GO Notes (Series 2005 FR/RI-P5) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.650%, 8/2/2006	68,660,000
12,680,000	[3,4]	Wayne County, MI Airport Authority, (ROCs Series 353) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/ (Citibank NA, New York LIQ), 3.720%, 8/3/2006	12,680,000
4,300,000	[3,4]	Wayne County, MI Airport Authority, GS Trust (Series 2006-32) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 8/3/2006	4,300,000
		TOTAL	140,974,756
		Minnesota--1.8%
24,815,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.850%, 8/3/2006	24,815,000
17,970,000	[3,4]	Becker, MN, (Series 2006 FR/RI-FP1) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.970%, 8/3/2006	17,970,000
2,600,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	2,600,000
6,440,000	[3,4]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	6,440,000
3,865,000		Dakota County, MN Community Development Agency, (Series 2004) Weekly VRDNs (View Pointe Apartments)/(LaSalle Bank, N.A. LOC), 3.740%, 8/4/2006	3,865,000
1,225,000		Minneapolis, MN IDA, (Series 1999) Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	1,225,000
3,140,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (MT-117) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	3,140,000
5,220,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, PT-735 Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.720%, 8/3/2006	5,220,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$8,975,000	[3,4]	Minnesota Public Facilities Authority, (PT-1175) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/3/2006	$8,975,000
1,700,000		Northfield, MN, (Series 2003) Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 8/4/2006	1,700,000
6,690,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 3.740%, 8/4/2006	6,690,000
1,390,000		Savage, MN, (Series 1998) Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	1,390,000
445,000		Springfield, MN, (Series 1998) Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.940%, 8/3/2006	445,000
2,250,000		White Bear Lake, MN, (Series 1999) Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	2,250,000
3,300,000		White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 8/4/2006	3,300,000
		TOTAL	90,025,000
		Mississippi--1.2%
10,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	10,000,000
2,250,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 3.800%, 8/3/2006	2,250,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A) Weekly VRDNs (TT&W Farm Products, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.750%, 8/3/2006	2,420,000
3,495,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 3.750%, 8/3/2006	3,495,000
3,185,000		Mississippi Business Finance Corp., (Series 2004) Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 3.750%, 8/3/2006	3,185,000
1,400,000	[3,4]	Mississippi Home Corp., (PT-1446) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006	1,400,000
7,500,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 3.710%, 8/3/2006	7,500,000
4,635,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	4,635,000
1,890,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,890,000
6,160,000	[3,4]	Mississippi Home Corp., Roaring Forks (Series 2001-14) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.790%, 8/3/2006	6,160,000
9,790,000		Mississippi Regional Housing Authority No. II, (Series 1998), 4.05% TOBs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), Mandatory Tender 10/1/2006	9,790,000
6,500,000		Mississippi Regional Housing Authority No. II, (Series 2000), 4.15% TOBs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), Mandatory Tender 5/1/2007	6,500,000
		TOTAL	59,225,000
		Missouri--4.8%
31,430,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14) Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	31,430,000
3,505,000		Kansas City, MO IDA, (Series 2004B) Weekly VRDNs (The Bishop Spencer Place, Inc.)/(Commerce Bank, N.A., Kansas City LOC), 3.680%, 8/3/2006	3,505,000
47,300,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005A) Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.680%, 8/3/2006	47,300,000
20,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005B) Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.700%, 8/3/2006	20,000,000
7,750,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005E) Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.720%, 8/3/2006	7,750,000
29,100,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006A) Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.680%, 8/3/2006	29,100,000
15,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006B) Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.680%, 8/3/2006	15,000,000
6,600,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006C) Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.680%, 8/3/2006	6,600,000
6,250,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006E) Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.680%, 8/3/2006	6,250,000
21,000,000		Missouri State HEFA, (Series 2005A) Daily VRDNs (St. Louis University)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.670%, 8/1/2006	21,000,000
30,435,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Citibank NA, New York LIQ), 3.620%, 8/2/2006	30,435,000
3,160,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,160,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--continued
$1,825,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	$1,825,000
16,000,000		Southwest City, MO IDA, (Series 2005) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.740%, 8/3/2006	16,000,000
1,000,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 3.830%, 7/20/2006	1,000,000
		TOTAL	240,355,000
		Montana--0.3%
6,900,000	[3,4]	Montana State Board of Housing, (Series 2004 FR/RI-L6) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.780%, 8/2/2006	6,900,000
3,545,000	[3,4]	Montana State Board of Housing, MERLOTS (Series 2002 A19) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,545,000
4,105,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L) Weekly VRDNs (Bank of America N.A. LIQ), 3.770%, 8/3/2006	4,105,000
		TOTAL	14,550,000
		Multi State--6.7%
33,061,143	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.910%, 8/3/2006	33,061,143
21,302,000	[3,4]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.790%, 8/3/2006	21,302,000
49,771,000	[3,4]	Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.790%, 8/3/2006	49,771,000
11,820,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-1) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.790%, 8/3/2006	11,820,000
23,410,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-18) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.770%, 8/3/2006	23,410,000
6,799,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-19) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.770%, 8/3/2006	6,799,000
31,050,000	[3,4]	GS Pool Trust (Series 2006-19TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.770%, 8/3/2006	31,050,000
19,000,000	[3,4]	GS Pool Trust (Series 2006-35TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.770%, 8/3/2006	19,000,000
6,200,000	[3,4]	GS Pool Trust (Series 2006-46TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.770%, 8/3/2006	6,200,000
42,060,000	[3,4]	Reset Option Certificates Trust II-R (Series 8000JD) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Citigroup, Inc. LIQs), 3.740%, 8/3/2006	42,060,000
55,860,000	[3,4]	Reset Option Certificates Trust II-R (Series 8001JJ) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Citigroup, Inc. LIQs), 3.740%, 8/3/2006	55,860,000
6,140,000	[3,4]	Reset Option Certificates Trust II-R (Series 8002FA) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Citigroup, Inc. LIQs), 3.740%, 8/3/2006	6,140,000
25,860,000	[3,4]	Reset Option Certificates Trust II-R (Series 8005MN) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Citigroup, Inc. LIQs), 3.740%, 8/3/2006	25,860,000
		TOTAL	332,333,143
		Nebraska--0.5%
3,150,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.750%, 8/3/2006	3,150,000
1,200,000		Douglas County, NE, (Series 2000) Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	1,200,000
7,730,000		Nebraska Investment Finance Authority, (Series 2001 E) Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ), 3.720%, 8/2/2006	7,730,000
3,726,000		Nebraska Investment Finance Authority, (Series 2001 F) Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ), 3.720%, 8/2/2006	3,726,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	2,000,000
5,200,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	5,200,000
		TOTAL	23,006,000
		Nevada--4.9%
22,300,000		Clark County, NV Airport System, (Series 1993A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 3.630%, 8/2/2006	22,300,000
12,500,000		Clark County, NV Industrial Development Revenue Board, (Series 2003A) Weekly VRDNs (Southwest Gas Corp.)/(Bank of America N.A. LOC), 3.730%, 8/2/2006	12,500,000
7,140,000		Clark County, NV, (Series 1997A), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2006	7,140,000
7,535,000		Clark County, NV, (Series 1998), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2006	7,535,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nevada--continued
$90,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ), 3.690%, 8/2/2006	$90,000,000
69,200,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.690%, 8/2/2006	69,200,000
23,100,000	[3,4]	Nevada State, (Series 2006 SGB 64) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ), 3.680%, 8/3/2006	23,100,000
13,000,000	[3,4]	Washoe County, NV Water Facilities Revenue, (Series 2004 FR/RI-F9J) Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP), 3.800%, 8/2/2006	13,000,000
		TOTAL	244,775,000
		New Hampshire--0.7%
892,000		New Hampshire Business Finance Authority, (Series A) Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 3.780%, 8/2/2006	892,000
30,000,000		New Hampshire Business Finance Authority, PCR Bonds (1990 Series A), 3.72% CP (New England Power Co.), Mandatory Tender 10/11/2006	30,000,000
1,530,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A) Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/ (FSA INS)/(Chase Bank USA, N.A. and Dexia Credit Local LIQs), 3.630%, 8/3/2006	1,530,000
1,175,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,175,000
870,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	870,000
		TOTAL	34,467,000
		New Jersey--2.2%
12,689,700		Barnegat Township, NJ Board of Education, 4.50% BANs, 7/6/2007	12,763,361
4,600,000		Kearny, NJ Board of Education, 4.50% BANs, 8/2/2007	4,624,334
9,852,414		Maple Shade Township, NJ, 4.125% BANs, 1/10/2007	9,860,576
1,900,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC), 3.660%, 8/4/2006	1,900,000
4,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.640%, 8/3/2006	4,000,000
12,505,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3011) Weekly VRDNs (FSA INS)/(Bear Stearns & Co., Inc. LIQ), 3.740%, 8/2/2006	12,505,000
4,026,250		North Plainfield, NJ, 4.50% BANs, 6/25/2007	4,048,889
4,393,712		Sea Girt, NJ, 4.50% BANs, 5/24/2007	4,417,722
2,245,000		South Amboy, NJ, 4.00% BANs, 8/2/2006	2,245,005
5,738,550		South Plainfield, NJ, 4.00% BANs, 9/27/2006	5,746,808
8,875,000		Trenton, NJ, 4.50% BANs, 12/15/2006	8,908,862
21,554,000		Trenton, NJ, 4.50% BANs, 5/18/2007	21,676,102
2,875,000		Washington Township (Morris County), NJ, 4.50% BANs, 7/27/2007	2,891,078
3,257,100		Willingboro Township, NJ, 4.00% BANs, 8/4/2006	3,257,122
8,792,100		Willingboro Township, NJ, 4.375% BANs, 8/3/2007	8,829,642
2,967,000		Willingboro Township, NJ, 4.65% BANs, 7/19/2007	2,984,883
		TOTAL	110,659,384
		New Mexico--1.7%
1,690,000		Albuquerque, NM, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.750%, 8/3/2006	1,690,000
4,485,000		Albuquerque, NM, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.750%, 8/3/2006	4,485,000
17,576,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15) Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	17,576,000
2,850,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.810%, 8/2/2006	2,850,000
53,806,983		New Mexico Mortgage Finance Authority, (Series 2006), 4.53% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 7/1/2007	53,806,983
1,120,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,120,000
2,770,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 3.40% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	2,770,000
1,210,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), 3.40% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	1,210,000
		TOTAL	85,507,983
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--2.8%
$21,560,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-G) Weekly VRDNs (Bank of New York LIQ), 3.600%, 8/2/2006	$21,560,000
6,800,000		New York State HFA, (2000 Series A: 300 East 39th Street) Weekly VRDNs (39th Street Associates LLC)/(FNMA LOC), 3.680%, 8/2/2006	6,800,000
2,800,000		New York State HFA, (Series 2005A: 1 East 35th Street Apartments) Weekly VRDNs (35th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.720%, 8/2/2006	2,800,000
4,000,000		New York State HFA, (Series 2006A) Weekly VRDNs (Clinton Green North LLC)/(Bank of America N.A. LOC), 3.680%, 8/2/2006	4,000,000
3,500,000		New York State HFA, (Series 2006A) Weekly VRDNs (Clinton Green South LLC)/(Bank of America N.A. LOC), 3.680%, 8/2/2006	3,500,000
17,000,000		New York State HFA, (Series 2006A: 250 East 60th Street Apartments) Weekly VRDNs (250 East 60th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.720%, 8/2/2006	17,000,000
2,300,000		New York State HFA, (Series 2006A: 385 Third Avenue Apartments) Weekly VRDNs (385 Third Avenue Associates LP)/(Bank of America N.A. LOC), 3.700%, 8/2/2006	2,300,000
10,000,000		New York State HFA, (Series 2006A: Related-East 21st Street Housing) Weekly VRDNs (321 East 21st Street Associates LLC)/ (Landesbank Hessen-Thueringen LOC), 3.700%, 8/2/2006	10,000,000
18,820,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 8/3/2006	18,820,000
34,335,000		Triborough Bridge & Tunnel Authority, NY, (Series 2005A) Weekly VRDNs (Dexia Credit Local LIQ), 3.600%, 8/2/2006	34,335,000
19,680,000	[3,4]	Westchester County, NY IDA, (MT-257) Weekly VRDNs (Ardsley Housing Associates LLC)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 8/3/2006	19,680,000
		TOTAL	140,795,000
		North Carolina--4.7%
6,600,000		Cabarrus County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 1996) Weekly VRDNs (S & D Coffee, Inc.)/ (Wachovia Bank N.A. LOC), 3.710%, 8/3/2006	6,600,000
2,840,000	[3,4]	Charlotte, NC Airport, (PT-719) Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.720%, 8/3/2006	2,840,000
2,000,000		Hertford County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2000A) Weekly VRDNs (Nucor Corp.), 3.760%, 8/2/2006	2,000,000
17,500,000		Hertford County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2000B) Weekly VRDNs (Nucor Corp.), 3.690%, 8/2/2006	17,500,000
395,000		Johnson County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2001) Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 3.760%, 8/4/2006	395,000
3,200,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2000) Weekly VRDNs (Ehren-Haus Industries, Inc.)/ (Wachovia Bank N.A. LOC), 3.760%, 8/3/2006	3,200,000
6,700,000		Montgomery County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 2000) Daily VRDNs (Republic Services, Inc.)/ (SunTrust Bank LOC), 3.740%, 8/1/2006	6,700,000
615,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 3.630%, 8/3/2006	615,000
7,000,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.740%, 8/1/2006	7,000,000
54,855,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 20005-A1) Weekly VRDNs (AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.680%, 8/3/2006	54,855,000
11,250,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-2) Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), 3.710%, 8/3/2006	11,250,000
21,445,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-3) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.680%, 8/3/2006	21,445,000
1,150,000	[3,4]	North Carolina HFA, MERLOTS (Series 2000 A37) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,150,000
3,700,000	[3,4]	North Carolina HFA, MERLOTS (Series B12) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,700,000
13,800,000		North Carolina Medical Care Commission, (Series 2001B) Weekly VRDNs (Moses H. Cone Memorial), 3.640%, 8/3/2006	13,800,000
16,840,000		North Carolina Medical Care Commission, (Series 2006A) Weekly VRDNs (University Health Systems of Eastern Carolina)/(AMBAC INS)/ (Wachovia Bank N.A. LIQ), 3.620%, 8/2/2006	16,840,000
9,000,000		Raleigh & Durham, NC Airport Authority, (Series 2006A) Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/ (SunTrust Bank LIQ), 3.700%, 8/2/2006	9,000,000
12,600,000		Raleigh & Durham, NC Airport Authority, (Series 2006B) Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/ (DePfa Bank PLC LIQ), 3.720%, 8/2/2006	12,600,000
9,000,000		Raleigh & Durham, NC Airport Authority, (Series 2006C) Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/ (DePfa Bank PLC LIQ), 3.710%, 8/2/2006	9,000,000
22,000,000		Raleigh & Durham, NC Airport Authority, (Series 2006D) Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/ (DePfa Bank PLC LIQ), 3.700%, 8/2/2006	22,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$11,100,000		Raleigh & Durham, NC Airport Authority, (Series 2006E) Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/ (DePfa Bank PLC LIQ), 3.690%, 8/2/2006	$11,100,000
35,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 1997) Weekly VRDNs (DuBose Strapping, Inc.)/ (Wachovia Bank N.A. LOC), 3.810%, 8/3/2006	35,000
1,300,000		Wilson County, NC PCA, (Series 1999) Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/(Wachovia Bank N.A. LOC), 3.760%, 8/3/2006	1,300,000
		TOTAL	234,925,000
		Ohio--3.5%
2,150,000		Ashland, OH, 5.00% BANs, 5/24/2007	2,170,998
5,805,000	[3,4]	Cuyahoga County, OH, (PT-1966) Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006	5,805,000
2,000,000		Dublin, OH, IDRBs (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.740%, 8/3/2006	2,000,000
1,916,000		Euclid, OH, 4.50% BANs, 5/31/2007	1,925,941
10,485,000		Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/(Bank of America N.A. LOC), 3.670%, 8/3/2006	10,485,000
15,000,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.720%, 8/3/2006	15,000,000
3,950,000		Hamilton, OH MFH, (Series 2003A: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.720%, 8/3/2006	3,950,000
185,000		Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006	185,000
3,550,000		Mason, OH, 4.75% BANs, 5/24/2007	3,578,291
6,250,000		Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 3.780%, 8/3/2006	6,250,000
43,500,000		Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(Federal Home Loan Bank of Cincinnati LIQ), 3.720%, 8/2/2006	43,500,000
50,000,000		Ohio HFA, (Series I) Weekly VRDNs (Citibank NA, New York LIQ), 3.700%, 8/2/2006	50,000,000
15,000,000		Ohio HFA, (Series J) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.700%, 8/2/2006	15,000,000
1,505,000	[3,4]	Ohio HFA, MERLOTS (Series 2001-A78) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,505,000
3,075,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.760%, 8/3/2006	3,075,000
2,250,000		Ohio State Water Development Authority, (Series 1999-A) Weekly VRDNs (Ohio Edison Co.), 3.830%, 8/2/2006	2,250,000
7,000,000		Ohio State, Solid Waste Revenue Bonds (Series 1998) Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD), 3.690%, 8/1/2006	7,000,000
2,870,000		Paulding County, OH, (Series B), 4.50% BANs, 2/14/2007	2,884,379
		TOTAL	176,564,609
		Oklahoma--2.0%
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 3.880%, 8/3/2006	5,650,000
17,646,873	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	17,646,873
7,500,000		Oklahoma Development Finance Authority, (Series 2002) Weekly VRDNs (ConocoPhillips Co.)/(ConocoPhillips GTD), 3.740%, 8/2/2006	7,500,000
6,000,000		Oklahoma Development Finance Authority, (Series 2003), 3.45% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2006	6,000,000
33,000,000		Oklahoma Student Loan Authority, (Series 1997A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.700%, 8/2/2006	33,000,000
32,000,000		Oklahoma Student Loan Authority, (Series 2006A-1) Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.730%, 8/2/2006	32,000,000
		TOTAL	101,796,873
		Oregon--0.4%
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	10,000,000
		TOTAL	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--5.4%
$1,000,000		Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 3.780%, 8/3/2006	$1,000,000
1,162,000		Northampton County, PA IDA, (Series 1997) Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2006	1,162,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A) Weekly VRDNs (Sunoco, Inc.), 3.785%, 8/2/2006	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B) Weekly VRDNs (Sunoco, Inc.), 3.850%, 8/2/2006	2,500,000
30,700,000		Pennsylvania State Higher Education Assistance Agency, (Series 1997A) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.720%, 8/2/2006	30,700,000
24,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.720%, 8/2/2006	24,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-2) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.720%, 8/2/2006	10,000,000
16,100,000		Pennsylvania State Higher Education Assistance Agency, Series 2002 A) Weekly VRDNs (FSA INS)/(Bayerische Landesbank (Guaranteed), Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG (Guaranteed) LIQs), 3.720%, 8/3/2006	16,100,000
25,000,000		Philadelphia, PA Airport System, (Series 2005B) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.650%, 8/2/2006	25,000,000
76,485,000		Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.730%, 8/2/2006	76,485,000
14,000,000		Philadelphia, PA Gas Works, (Sixth Series 1998 General Ordinance) Weekly VRDNs (FSA INS)/(Bank of Nova Scotia, Toronto, JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LIQs), 3.620%, 8/3/2006	14,000,000
15,500,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2005A) Daily VRDNs (Children's Hospital of Philadelphia)/(Bank of America N.A. LIQ), 3.660%, 8/1/2006	15,500,000
19,100,000		Southcentral PA, General Authority, (Series 2005A) Weekly VRDNs (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank N.A., New York LIQ), 3.620%, 8/2/2006	19,100,000
21,615,000		Southcentral PA, General Authority, (Series 2005B) Weekly VRDNs (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank N.A., New York LIQ), 3.620%, 8/2/2006	21,615,000
		TOTAL	267,662,000
		Puerto Rico--0.3%
14,975,000	[3,4]	Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	14,975,000
		Rhode Island--0.1%
3,555,000		Rhode Island Industrial Facilities Corp., (Series 2001) Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 3.780%, 8/3/2006	3,555,000
1,960,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 3.740%, 8/1/2006	1,960,000
		TOTAL	5,515,000
		South Carolina--3.1%
29,650,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1997) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	29,650,000
22,280,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1998) Daily VRDNs (BP Amoco Corp.)/(BP Amoco Corp. GTD), 3.720%, 8/1/2006	22,280,000
21,800,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	21,800,000
18,800,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	18,800,000
5,600,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	5,600,000
21,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	21,000,000
10,000,000	[3,4]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.690%, 8/3/2006	10,000,000
1,830,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank N.A. LOC), 3.920%, 8/4/2006	1,830,000
1,450,000		South Carolina Jobs-EDA Weekly VRDNs (Lorraine Linens)/(Wachovia Bank N.A. LOC), 3.810%, 8/4/2006	1,450,000
150,000		South Carolina Jobs-EDA, (Series 1990) Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC), 3.970%, 8/2/2006	150,000
150,000		South Carolina Jobs-EDA, (Series 1990) Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC), 3.970%, 8/2/2006	150,000
150,000		South Carolina Jobs-EDA, (Series 1990) Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC), 3.970%, 8/2/2006	150,000
2,300,000		South Carolina Jobs-EDA, (Series 1996) Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2006	2,300,000
700,000		South Carolina Jobs-EDA, (Series 1998) Weekly VRDNs (Carolina Cotton Works, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.740%, 8/3/2006	700,000
6,000,000		South Carolina Jobs-EDA, (Series 2005A) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.700%, 8/3/2006	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Carolina--continued
$2,085,000	[3,4]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.720%, 8/3/2006	$2,085,000
10,300,000	[3,4]	South Carolina State Ports Authority, Floater Certificates (Series 2006-1390X) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.710%, 8/3/2006	10,300,000
		TOTAL	154,245,000
		South Dakota--0.1%
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.670%, 8/3/2006	4,000,000
		Tennessee--0.6%
4,850,000		Dickson, TN Health and Educational Facilities Board, Autumn Park Apartments (Series 1999) Weekly VRDNs (Tennessee Partners XII LP)/ (Regions Bank, Alabama LOC), 3.800%, 8/3/2006	4,850,000
1,500,000		Dover, TN IDB, (Series 1997) Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.910%, 8/3/2006	1,500,000
1,950,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.880%, 8/3/2006	1,950,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995) Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC), 3.680%, 8/3/2006	3,000,000
9,400,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2005) Weekly VRDNs (FSP-Wyndridge III LLC)/(FHLMC LOC), 3.700%, 8/3/2006	9,400,000
200,000		South Pittsburg, TN IDB, (Series 1996) Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC), 3.690%, 8/2/2006	200,000
845,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.690%, 8/2/2006	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003) Weekly VRDNs (Forest View LP)/ (Amsouth Bank N.A., Birmingham, AL LOC), 3.850%, 8/3/2006	7,000,000
		TOTAL	28,745,000
		Texas--15.7%
8,830,000	[3,4]	Alliance Airport Authority Inc., TX, GS Trust (Series 2006-2G) Weekly VRDNs (FedEx Corp.)/(Goldman Sachs Group, Inc. GTD)/(Goldman Sachs Group, Inc. LIQ), 3.730%, 8/3/2006	8,830,000
14,800,000	[3,4]	Austin, TX Housing Finance Corp., (PT-1348) Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006	14,800,000
4,965,000	[3,4]	Bexar County, TX Housing Finance Corp., PT-2596 Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (Guaranteed) LOC), 3.770%, 8/3/2006	4,965,000
2,000,000		Brazos River Authority, TX, (Series 2001 D-1) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.700%, 8/2/2006	2,000,000
14,700,000		Brazos River Authority, TX, (Series 2001 D-2) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.700%, 8/2/2006	14,700,000
35,500,000		Brazos River Authority, TX, (Series 2001A) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2006	35,500,000
26,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 3.710%, 8/3/2006	26,500,000
930,000		College Station, TX, 6.375% Bonds (CDC IXIS Financial Guaranty N.A. INS), 2/15/2007	942,314
805,000		College Station, TX, 6.375% Bonds (CDC IXIS Financial Guaranty N.A. INS), 2/15/2007	815,659
5,340,000		Colorado County, TX IDC, (Series 2000) Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 3.780%, 8/2/2006	5,340,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	2,950,000
14,575,000	[3,4]	Dallas, TX Housing Finance Corp., PT-2599 Weekly VRDNs (Southern Oaks Housing)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (Guaranteed) LOC), 3.770%, 8/3/2006	14,575,000
9,000,000	[3,4]	Dallas-Fort Worth, TX International Airport, (PA-1061) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	9,000,000
2,870,000	[3,4]	Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	2,870,000
3,915,000	[3,4]	Dallas-Fort Worth, TX International Airport, PT-738 Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	3,915,000
4,995,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/3/2006	4,995,000
7,150,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/3/2006	7,150,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$3,000,000	[3,4]	Dallas-Fort Worth, TX International Airport, ROCs (Series 268) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.720%, 8/3/2006	$3,000,000
21,370,000	[3,4]	Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4) Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs), 3.790%, 8/3/2006	21,370,000
9,400,000		DeSoto, TX Housing Finance Corp., (Series 2004) Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 3.710%, 8/3/2006	9,400,000
7,500,000		East Texas Housing Finance Corp., (Series 2002) Weekly VRDNs (The Park at Shiloh Apartments)/(Wachovia Bank N.A. LOC), 3.750%, 8/3/2006	7,500,000
3,350,000		Gulf Coast, TX IDA, (Series 1999) Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 3.720%, 8/1/2006	3,350,000
25,000,000		Gulf Coast, TX IDA, (Series 2001) Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 3.720%, 8/1/2006	25,000,000
18,000,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	18,000,000
35,900,000		Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	35,900,000
6,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1993) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	6,000,000
23,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	23,000,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1996) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	25,000,000
24,900,000		Gulf Coast, TX Waste Disposal Authority, (Series 1997) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	24,900,000
13,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 1998) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	13,500,000
20,800,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Daily VRDNs (BP Amoco Corp.)/(BP PLC GTD), 3.720%, 8/1/2006	20,800,000
21,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	21,500,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2003) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	25,000,000
24,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	24,000,000
19,600,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	19,600,000
6,300,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.740%, 8/2/2006	6,300,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.740%, 8/2/2006	7,800,000
7,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/ (Air Products & Chemicals, Inc. GTD), 3.740%, 8/2/2006	7,000,000
12,500,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (Baylor College of Medicine)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.620%, 8/2/2006	12,500,000
32,000,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(FGIC INS)/(Citibank NA, New York and JPMorgan Chase Bank, N.A. LIQs), 3.680%, 8/3/2006	32,000,000
5,600,000		Harris County, TX HFDC, (Series 2006) Daily VRDNs (Texas Medical Center)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.660%, 8/1/2006	5,600,000
2,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/ (Wachovia Bank N.A. LOC), 3.750%, 8/3/2006	2,000,000
9,570,000	[3,4]	Houston, TX Airport System, (MERLOTS Series 2001-B4) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	9,570,000
45,200,000		Houston, TX Airport System, (Series 2005A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.690%, 8/2/2006	45,200,000
6,930,000	[3,4]	Houston, TX Airport System, Floater Certificates (Series 2006-1382X) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.710%, 8/3/2006	6,930,000
15,000,000		Houston, TX, (Series F), 3.70% CP, Mandatory Tender 8/17/2006	15,000,000
3,500,000		Lower Neches Valley Authority, TX, (Series 2003) Weekly VRDNs (Onyx Environmental Services LLC)/(Bank of America N.A. LOC), 3.680%, 8/3/2006	3,500,000
5,000,000		North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C) Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.640%, 8/2/2006	5,000,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2001) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.740%, 8/2/2006	15,000,000
4,995,000	[3,4]	Port of Houston, TX, Roaring Forks (Series 2005-24) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.790%, 8/3/2006	4,995,000
2,845,000		Saginaw, TX IDA, (Series 1998) Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 3.880%, 8/3/2006	2,845,000
10,120,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.385% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/24/2007	10,120,000
7,000,000	[3,4]	San Antonio, TX Independent School District, (PT-1184) Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	7,000,000
10,000,000	[3,4]	Texas State Department of Housing & Community Affairs, (PA-1308) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$3,000,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-2507) Weekly VRDNs (Ironwood Ranch Townhomes LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006	$3,000,000
4,200,000	[3,4]	Texas State Department of Housing & Community Affairs, (Series 2005 FR/RI-L2) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/2/2006	4,200,000
19,985,000		Texas State Department of Housing & Community Affairs, (Series 2005A) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.670%, 8/3/2006	19,985,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004) Weekly VRDNs (Arlington Partners LP)/ (Compass Bank, Birmingham LOC), 3.850%, 8/3/2006	13,400,000
3,150,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,150,000
38,000,000		Texas State, (Series 2005), 4.50% TRANs, 8/31/2006	38,037,595
4,000,000		Waco, TX Industrial Development Corp., (Series 1998) Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.910%, 8/3/2006	4,000,000
3,850,000		Waxahachie, TX IDA, (Series 1998) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.690%, 8/2/2006	3,850,000
		TOTAL	786,750,568
		Utah--0.1%
4,000,000		West Jordan, UT, (Series 1999) Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 3.740%, 8/3/2006	4,000,000
		Vermont--0.2%
5,295,000	[3,4]	Vermont HFA, (Series 2004 FR/RI-L76) Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/2/2006	5,295,000
3,500,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), 3.40% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	3,500,000
2,730,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A91), 3.40% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	2,730,000
		TOTAL	11,525,000
		Virginia--1.2%
34,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.80% CP (Virginia Electric & Power Co.), Mandatory Tender 8/1/2006	34,300,000
5,000,000	[3,4]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 2.98% TOBs (Rolling Brook Village Apartments)/ (FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/7/2006	5,000,000
6,500,000	[3,4]	Virginia Port Authority, MERLOTS (Series 1997M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	6,500,000
12,000,000		Virginia State Housing Development Authority, (Subseries D-STEM-II), 3.80% TOBs, Mandatory Tender 11/14/2006	12,000,000
		TOTAL	57,800,000
		Washington--3.3%
6,985,000	[3,4]	Chelan County, WA Public Utility District No. 1, (MERLOTS Series 2001-B1) Weekly VRDNs (Chelan Hydro Consolidated System)/ (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	6,985,000
4,300,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-E: Project No. 3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.660%, 8/2/2006	4,300,000
5,183,500	[3,4]	Energy Northwest, WA, Piper Certificates (Series 2002C) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.690%, 8/3/2006	5,183,500
24,000,000		Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America N.A. LOC), 3.680%, 8/3/2006	24,000,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 3.850%, 8/3/2006	9,000,000
4,555,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 3.750%, 8/3/2006	4,555,000
4,995,000	[3,4]	Port of Seattle, WA, (PT-720) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.730%, 8/3/2006	4,995,000
8,425,000		Port of Seattle, WA, (Series 2005) Weekly VRDNs (Fortis Bank SA/NV LOC), 3.700%, 8/2/2006	8,425,000
7,610,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2001-A53) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	7,610,000
3,950,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2002-B4) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,950,000
5,020,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2006-C1) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	5,020,000
4,450,000	[3,4]	Port of Seattle, WA, PT-728 Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.710%, 8/3/2006	4,450,000
4,320,000	[3,4]	Port of Seattle, WA, PT-850, 3.13% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/17/2006	4,320,000
2,420,000		Seattle, WA Housing Authority, (Series 2002: New Holly Project Phase III) Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC), 3.710%, 8/3/2006	2,420,000
11,550,000		Seattle, WA Housing Authority, (Series 2003) Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC), 3.710%, 8/3/2006	11,550,000
11,720,000	[3,4]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), 3.40% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	11,720,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$5,500,000		Washington State EDFA, (Series 2001C) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.730%, 8/2/2006	$5,500,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 3.740%, 8/3/2006	1,000,000
5,200,000		Washington State EDFA, (Series 2004B) Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.700%, 8/2/2006	5,200,000
5,000,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 3.700%, 8/2/2006	5,000,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 3.710%, 8/3/2006	5,350,000
26,146,000	[3,4]	Washington State, Floater Certificates (Series 2004-1161) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.600%, 8/3/2006	26,146,000
		TOTAL	166,679,500
		West Virginia--1.1%
1,045,000		Berkeley County, WV County Commission, (Series 1994) Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC), 3.760%, 8/2/2006	1,045,000
10,000,000		Grant County, WV County Commission, PCRB (Series 1994), 3.72% CP (Virginia Electric & Power Co.), Mandatory Tender 10/11/2006	10,000,000
4,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.65% CP (Virginia Electric & Power Co.), Mandatory Tender 8/14/2006	4,000,000
15,800,000		Marion County, WV County Commission, (Series 1990 A) Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.700%, 8/2/2006	15,800,000
3,300,000		Marion County, WV County Commission, (Series 1990 B) Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.720%, 8/2/2006	3,300,000
3,760,000		Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 3.780%, 8/3/2006	3,760,000
15,800,000		West Virginia Public Energy Authority, (1989 Series A), 3.70% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 8/4/2006	15,800,000
		TOTAL	53,705,000
		Wisconsin--2.0%
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 3.890%, 8/3/2006	9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 3.890%, 8/3/2006	4,000,000
800,000		Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.730%, 8/2/2006	800,000
2,075,000		Hartford, WI, (Series 2000) Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.830%, 8/3/2006	2,075,000
2,300,000		Milwaukee, WI, (Series 1997), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2006	2,300,000
4,085,000	[3,4]	Wisconsin Housing & EDA, (PT-3456) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006	4,085,000
17,435,000		Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/2/2006	17,435,000
30,000,000		Wisconsin Housing & EDA, (Series A) Weekly VRDNs (DePfa Bank PLC LIQ), 3.670%, 8/3/2006	30,000,000
5,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 3.680%, 8/2/2006	5,000,000
17,450,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/2/2006	17,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$4,100,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/2/2006	$4,100,000
2,865,000	[3,4]	Wisconsin Housing & EDA, ROCs (Series 397) Weekly VRDNs (Citibank NA, New York LIQ), 3.720%, 8/3/2006	2,865,000
		TOTAL	99,610,000
		TOTAL MUNICIPAL INVESTMENTS--107.6% (AT AMORTIZED COST) [5]	5,371,036,367
		OTHER ASSETS AND LIABILITIES - NET--(7.6)%	(377,494,671)
		TOTAL NET ASSETS--100%	$4,993,541,696

Securities that are subject to the federal alternative minimum tax (AMT) represent 70.0% of the portfolio as calculated based on total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2006, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
97.7%	2.3%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $1,417,048,516, which represented 28.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $1,417,048,516, which represented 28.4% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Board
PUTTERs	--Puttable Tax Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	52.3%
Commercial Paper & Notes	36.6%
Bank Instruments	9.5%
Repurchase Agreements- Cash	1.4%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	35.0%	[4]
8-30 Days	36.2%
31-90 Days	21.0%
91-180 Days	0.8%
181 Days or more	6.8%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 1.4% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.2%
		Finance - Automotive--0.4%
$14,885,373		Capital One Prime Auto Receivables Trust 2006-1, Class A1, 4.872%, 3/15/2007	$14,885,373
3,358,853	[1,2]	DaimlerChrysler Auto Trust 2006-A, Class A1, 4.791%, 3/8/2007	3,358,853
1,294,473		USAA Auto Owner Trust 2005-4, Class A1, 4.400%, 12/15/2006	1,294,473
5,644,182		World Omni Automobile Receivables Trust 2006-A, Class A1, 4.854%, 3/15/2007	5,644,182
		TOTAL	25,182,881
		Finance - Equipment--0.8%
27,430,465		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	27,430,465
5,248,121		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	5,248,122
26,912,334		John Deere Owner Trust 2006-A, Class A1, 5.364%, 7/13/2007	26,912,334
		TOTAL	59,590,921
		TOTAL ASSET-BACKED SECURITIES	84,773,802
		CERTIFICATES OF DEPOSIT--9.5%
		Banking--9.5%
15,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	15,000,077
40,000,000		Calyon, Paris, 4.750% - 5.260%, 10/26/2006 - 4/11/2007	40,000,000
65,000,000		Citizens Bank N.A., 5.160% - 5.270%, 8/10/2006 - 9/12/2006	65,001,045
70,000,000		Citizens Bank of Massachusetts, 5.330%, 8/10/2006	70,000,000
35,000,000		Citizens Bank of Pennsylvania, 5.220%, 8/28/2006	35,000,000
195,000,000		Credit Suisse, Zurich, 4.775% - 5.200%, 10/27/2006 - 3/29/2007	195,000,000
25,000,000		DePfa Bank PLC, 5.260%, 4/9/2007	25,000,000
13,000,000		Deutsche Bank AG, 4.500%, 10/13/2006	13,000,000
25,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	24,980,510
10,000,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	10,000,000
80,500,000		Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.755%, 10/4/2006 - 10/27/2006	80,499,809
20,000,000		Societe Generale, Paris, 4.760%, 10/27/2006	20,000,000
50,000,000		Toronto Dominion Bank, 5.160% - 5.600%, 9/5/2006 - 6/18/2007	50,000,000
50,000,000		Wells Fargo Bank, N.A., 5.310%, 8/10/2006	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	693,481,441
		COLLATERALIZED LOAN AGREEMENTS--9.6%
		Banking--0.5%
40,000,000		IXIS Financial Products Inc., 5.412%, 8/1/2006	40,000,000
		Brokerage--9.1%
301,000,000		Citigroup Global Markets, Inc., 5.412%, 8/1/2006	301,000,000
300,000,000		Goldman Sachs & Co., 5.382% - 5.412%, 8/1/2006	300,000,000
59,000,000		Merrill Lynch & Co., Inc., 5.442%, 8/1/2006	59,000,000
		TOTAL	660,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	700,000,000
		COMMERCIAL PAPER--20.6% [3]
		Banking--7.6%
25,000,000		Bank of America Corp., 5.280%, 8/8/2006	24,974,333
75,000,000	[1,2]	Blue Spice LLC, (Deutsche Bank AG SWP), 5.330% - 5.350%, 9/20/2006 - 9/22/2006	74,436,667
35,000,000		Danske Corp., Inc., (Danske Bank A/S, GTD), 4.984%, 4/10/2007	33,778,920
41,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.000%, 9/5/2006	40,800,694
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Banking--continued
$35,000,000		HBOS Treasury Services PLC, 5.180%, 9/8/2006	$34,808,628
10,000,000	[1,2]	KBC Financial Products International Ltd., (KBC Bank NV GTD), 4.970%, 8/9/2006	9,988,956
100,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.280% - 5.360%, 8/7/2006 - 8/21/2006	99,807,111
235,000,000	[1,2]	Picaros Funding LLC, (KBC Bank NV GTD), 4.970% - 5.400%, 8/10/2006 - 2/13/2007	232,857,165
		TOTAL	551,452,474
		Finance - Automotive--4.7%
171,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.070% - 5.280%, 8/8/2006 - 9/15/2006	170,574,791
175,000,000		FCAR Auto Loan Trust, A1/P1 Series, 5.210% - 5.410%, 8/4/2006 - 10/16/2006	174,070,181
		TOTAL	344,644,972
		Finance - Retail--4.9%
21,000,000	[1,2]	Chariot Funding LLC, 5.150%, 9/5/2006	20,894,854
50,000,000	[1,2]	Compass Securitization LLC, 5.245%, 9/15/2006	49,672,188
64,012,000	[1,2]	Jupiter Securitization Company LLC, 5.300%, 8/9/2006	63,936,608
100,000,000	[1,2]	Paradigm Funding LLC, 5.300%, 8/15/2006	99,792,722
121,966,000	[1,2]	Yorktown Capital LLC, 5.360%, 8/21/2006	121,602,812
		TOTAL	355,899,184
		Finance - Securities--3.4%
66,000,000	[1,2]	Grampian Funding LLC, 5.220% - 5.370%, 9/18/2006 - 10/25/2006	65,197,490
87,000,000	[1,2]	KLIO II Funding Ltd., 5.230% - 5.370%, 8/22/2006 - 9/8/2006	86,664,639
97,000,000	[1,2]	Perry Global Funding LLC Series A, 5.180% - 5.390%, 8/9/2006 - 10/10/2006	96,694,069
		TOTAL	248,556,198
		TOTAL COMMERCIAL PAPER	1,500,552,828
		CORPORATE BONDS--0.2%
		Insurance--0.2%
15,000,000		AEGON NV, 8.000%, 8/15/2006	15,012,843
		CORPORATE NOTES--3.8%
		Finance - Securities--3.8%
106,000,000	[1,2]	K2 (USA) LLC, (K2 Corp. GTD), 4.800% - 5.000%, 12/6/2006 - 3/12/2007	105,998,016
172,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.150% - 5.750%, 8/1/2006 -7/25/2007	172,000,000
		TOTAL CORPORATE NOTES	277,998,016
		LOAN PARTICIPATION--0.4%
		Electrical Equipment--0.4%
32,000,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 5.390%, 5/21/2007	32,000,000
		NOTES - VARIABLE--52.3% [4]
		Banking--27.8%
4,120,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 5.450%, 8/3/2006	4,120,000
3,955,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.400%, 8/3/2006	3,955,000
4,495,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 5.450%, 8/4/2006	4,495,000
3,533,000		Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,533,000
3,835,000		Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,835,000
1,875,000		Alabama State IDA, (Regions Bank, Alabama LOC), 5.450%, 8/3/2006	1,875,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A., Minnesota LOC), 5.490%, 8/3/2006	2,000,000
1,095,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 5.400%, 8/3/2006	1,095,000
2,940,000		American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,940,000
8,200,000		American Health Centers, Inc., Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	8,200,000
7,775,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	7,775,000
3,155,000		B & H Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,155,000
2,865,000		BMW Investments, Inc., (Wachovia Bank N.A. LOC), 5.500%, 8/4/2006	2,865,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$8,915,000		Badger Mining Corp., (U.S. Bank, N.A. LOC), 5.370%, 8/2/2006	$8,915,000
3,899,000		Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,899,000
274,000,000		Bank of America N.A., 5.373%, 8/1/2006	273,996,424
25,000,000	[1,2]	Bank of New York Co., Inc., 5.458%, 8/28/2006	25,000,000
59,000,000		Barclays Bank PLC, 5.289% - 5.343%, 8/7/2006 - 8/28/2006	58,993,058
8,315,000		Barton Healthcare LLC, (JPMorgan Chase Bank, N.A. LOC), 5.340%, 8/2/2006	8,315,000
24,995,000		Battle Creek, MI Downtown Development Authority, Series 2004, (INS by Ambac Financial Group, Inc.), 5.340%, 8/2/2006	24,995,000
7,690,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 5.400%, 8/3/2006	7,690,000
865,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.450%, 8/3/2006	865,000
1,870,000		Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,870,000
925,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.400%, 8/4/2006	925,000
3,125,000		Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,125,000
5,180,000		Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 5.450%, 8/3/2006	5,180,000
5,890,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 5.550%, 8/3/2006	5,890,000
705,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 8/3/2006	705,000
6,310,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 5.440%, 8/1/2006	6,310,000
2,305,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 5.500%, 8/3/2006	2,305,000
35,106,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	35,106,000
208,000		Capital One Funding Corp., (Series 1993-A), (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	208,000
1,663,000		Capital One Funding Corp., Series 1996-C, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	1,663,000
4,800,000		Capital One Funding Corp., Series 2001-C, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	4,800,000
1,955,000		Charles River LLC, (Harris, N.A. LOC), 5.520%, 8/3/2006	1,955,000
9,100,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	9,100,000
3,350,000		Cleveland Country Club, Inc., Series 2001, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,350,000
4,100,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	4,100,000
6,600,000		Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.500%, 8/3/2006	6,600,000
14,490,000		Cook County, IL, Series 2002 A, 5.420%, 8/2/2006	14,490,000
27,120,000		Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC), 5.400%, 8/3/2006	27,120,000
110,000,000		Credit Suisse, Zurich, 5.280% - 5.470%, 9/12/2006 - 9/29/2006	110,000,000
4,500,000		DBH Properties LLC, Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	4,500,000
5,570,000		DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 5.470%, 8/3/2006	5,570,000
170,000,000	[1,2]	DePfa Bank PLC, 5.369%, 9/15/2006	170,000,000
4,020,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	4,020,000
1,855,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 5.370%, 8/2/2006	1,855,000
4,810,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 5.400%, 8/3/2006	4,810,000
875,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	875,000
2,800,000		Equity Development Corp., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,800,000
6,900,000		Erwin Marine Sales, Inc., Series 2000, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	6,900,000
4,000,000		Excel Mining Systems, Inc., Series 2001, (Australia & New Zealand Banking Group, Melbourne LOC), 5.550%, 8/3/2006	4,000,000
451,000		First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	451,000
1,875,000		Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,875,000
785,000		Fredericksburg, VA IDA, (SunTrust Bank LOC), 5.420%, 8/2/2006	785,000
5,645,000		Freeport, IL, (U.S. Bank, N.A. LOC), 5.500%, 8/3/2006	5,645,000
2,010,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 5.400%, 8/3/2006	2,010,000
2,100,000		Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 8/3/2006	2,100,000
3,700,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 5.370%, 8/2/2006	3,700,000
21,500,000		Greenwich Capital Holdings, Inc., (Greenwich Capital Holdings, Inc. GTD), 5.305%, 8/9/2006	21,500,000
79,000,000		Greenwich Capital Holdings, Inc., (Royal Bank of Scotland PLC, Edinburgh GTD), 5.317%, 8/14/2006	79,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,860,000		Grigsby Properties LLC, Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	$3,860,000
1,485,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 5.600%, 8/3/2006	1,485,000
2,170,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 5.600%, 8/3/2006	2,170,000
153,000,000	[1,2]	HBOS Treasury Services PLC, 5.259% - 5.315%, 8/9/2006 - 8/21/2006	153,000,000
171,000,000		HBOS Treasury Services PLC, 5.396% - 5.530%, 8/1/2006 - 9/25/2006	171,000,000
14,600,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 5.350%, 8/3/2006	14,600,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 5.500%, 8/4/2006	8,055,000
8,400,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	8,400,000
4,440,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 5.430%, 8/3/2006	4,440,000
5,335,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 5.430%, 8/3/2006	5,335,000
3,085,000		IPC Industries, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 8/3/2006	3,085,000
1,050,000		IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 5.450%, 8/3/2006	1,050,000
6,750,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	6,750,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 5.350%, 8/3/2006	15,000,000
32,500,000		J.P. Morgan Chase & Co., 5.316%, 8/2/2006	32,500,000
3,685,000		Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	3,685,000
8,755,000		Jet-Pep, Inc., Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	8,755,000
3,865,000		Kansas Development Finance Authority, DLR Deer Creek Project, (FHLB of Topeka LOC), 5.450%, 8/3/2006	3,865,000
2,200,000		Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,200,000
950,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A., Minnesota LOC), 5.340%, 8/3/2006	950,000
2,700,000		LCO Ventures LLC, (Bank of America N.A. LOC), 5.370%, 8/3/2006	2,700,000
2,690,000		Life Church Birmingham, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,690,000
5,000,000	[1,2]	Los Angeles, CA, MERLOT Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	5,000,000
2,425,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 5.450%, 8/4/2006	2,425,000
1,785,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.450%, 8/4/2006	1,785,000
7,900,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 5.500%, 8/3/2006	7,900,000
895,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 5.430%, 8/3/2006	895,000
2,695,000		Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,695,000
3,300,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 5.370%, 8/2/2006	3,300,000
1,460,000		Mississippi Business Finance Corp., (JPMorgan Chase Bank, N.A. LOC), 5.400%, 8/3/2006	1,460,000
1,275,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,275,000
2,835,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 5.400%, 8/3/2006	2,835,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 5.450%, 8/2/2006	2,565,000
4,155,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	4,155,000
14,000,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Co., Inc. LOC), 5.540%, 8/1/2006	14,000,000
2,355,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 5.400%, 8/3/2006	2,355,000
3,885,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 5.450%, 8/3/2006	3,885,000
2,000,000		Parker Towing Co., Inc., Series 2001, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,000,000
6,365,000		R & J Investment Co., (JPMorgan Chase Bank, N.A. LOC), 5.500%, 8/3/2006	6,365,000
7,480,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 5.430%, 8/3/2006	7,480,000
55,000,000		Royal Bank of Canada, Montreal, 5.375%, 8/10/2006	55,000,000
779,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 5.400%, 8/3/2006	779,000
3,110,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	3,110,000
2,520,000		Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,520,000
5,140,000		Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC), 5.370%, 8/2/2006	5,140,000
4,790,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 5.400%, 8/3/2006	4,790,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$4,075,000		Springhill Medical Complex, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 8/3/2006	$4,075,000
7,190,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 5.450%, 8/3/2006	7,190,000
60,000,000		Svenska Handelsbanken, Stockholm, 5.318%, 8/21/2006	59,998,368
2,335,000		TIL Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,335,000
2,110,000		TTL Realty LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,110,000
1,740,000		Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,740,000
30,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (Wachovia Corp. GTD), 5.490%, 9/28/2006	30,000,000
3,055,000		University Church of Christ, (Wachovia Bank N.A. LOC), 5.450%, 8/4/2006	3,055,000
2,595,000		University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,595,000
2,055,000		VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 5.400%, 8/3/2006	2,055,000
560,000		Vista Grande Villa, (LaSalle Bank, N.A. LOC), 5.350%, 8/3/2006	560,000
3,510,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	3,510,000
4,315,000		Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	4,315,000
6,400,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 5.430%, 8/3/2006	6,400,000
85,000,000		Wells Fargo & Co., 5.396%, 8/2/2006	85,000,000
15,000,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (JPMorgan Chase Bank, N.A. LOC), 5.320%, 8/3/2006	15,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 5.340%, 9/11/2006	50,000,000
108,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.339%, 8/16/2006	108,000,000
1,145,000		White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,145,000
4,190,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 5.450%, 8/3/2006	4,190,000
		TOTAL	2,022,271,850
		Brokerage--7.6%
35,000,000		Goldman Sachs Group, Inc., 5.307% - 5.386%, 8/1/2006 - 8/7/2006	35,000,000
40,000,000	[1,2]	Goldman Sachs Group, Inc., 5.389%, 8/15/2006	40,001,508
40,000,000		Merrill Lynch & Co., Inc., 5.394%, 8/4/2006	40,000,000
165,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.599%, 8/11/2006	165,000,000
272,000,000		Morgan Stanley, 5.366% - 5.468%, 8/1/2006 - 8/28/2006	272,001,466
		TOTAL	552,002,974
		Finance - Commercial--3.5%
6,600,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 5.380%, 8/3/2006	6,600,000
50,000,000		General Electric Capital Corp., 5.360%, 8/30/2006	50,000,000
193,500,000	[1,2]	General Electric Capital Corp., 5.469%, 8/17/2006	193,500,000
7,750,000		Oberthur Gaming Technologies Corp., Series 2002-A, (General Electric Capital Corp. LOC), 5.380%, 8/3/2006	7,750,000
		TOTAL	257,850,000
		Finance - Retail--3.1%
85,000,000	[1,2]	Compass Securitization LLC, 5.289% - 5.311%, 8/7/2006 - 10/12/2006	84,992,856
144,000,000	[1,2]	Paradigm Funding LLC, 5.297% - 5.345%, 8/7/2006 - 8/25/2006	144,000,000
		TOTAL	228,992,856
		Finance - Securities--4.2%
15,500,000	[1,2]	Beta Finance, Inc., 5.189%, 8/22/2006	15,501,114
119,000,000	[1,2]	K2 (USA) LLC, (K2 Corp. GTD), 5.300% - 5.445%, 8/10/2006 - 10/25/2006	118,989,530
170,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.311% - 5.500%, 8/1/2006 - 10/20/2006	169,999,472
		TOTAL	304,490,116
		Government Agency--0.1%
3,860,000		Community Hearth and Home Ltd., Series 2002, (FHLBank of Cincinnati LOC), 5.500%, 8/3/2006	3,860,000
935,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 5.320%, 8/3/2006	935,000
		TOTAL	4,795,000
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [4]
		Insurance--4.8%
$25,000,000		Genworth Life Insurance Co., 5.321%, 9/1/2006	$25,000,000
25,000,000		Hartford Life Insurance Co., 5.319% - 5.401%, 8/1/2006 - 9/1/2006	25,000,000
50,000,000	[1,2]	MBIA Global Funding LLC, 5.317%, 8/14/2006	50,000,000
45,000,000		MetLife Insurance Co. of Connecticut, 5.279% - 5.590%, 8/21/2006 - 9/28/2006	45,000,000
45,000,000		Metropolitan Life Insurance Co., 5.270% - 5.648%, 8/1/2006 - 10/2/2006	45,000,000
54,000,000		Monumental Life Insurance Co., 5.367% - 5.680%, 8/1/2006 - 8/14/2006	54,000,000
70,000,000		New York Life Insurance Co., 4.920% - 5.290%, 8/30/2006 - 9/1/2006	70,000,000
12,000,000	[1,2]	Pacific Life Global Funding, 5.384%, 8/4/2006	12,000,142
25,000,000		Transamerica Occidental Life Insurance Co., 5.620%, 10/2/2006	25,000,000
		TOTAL	351,000,142
		Municipal--1.2%
84,000,000		Florida Hurricane Catastrophe Fund Finance Corp., 5.377%, 8/15/2006	84,000,000
		TOTAL NOTES - VARIABLE	3,805,402,938
		MUTUAL FUNDS--0.8%
		Asset Management--0.8%
25,000,000		Columbia Money Market Reserves	25,000,000
30,088,937		DWS Money Market Trust	30,088,937
		TOTAL MUTUAL FUNDS	55,088,937
		REPURCHASE AGREEMENT--1.4%
104,499,000		Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.	104,499,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [5]	7,268,809,805
		OTHER ASSETS AND LIABILITIES - NET--0.2%	15,433,271
		TOTAL NET ASSETS--100%	$7,284,243,076

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $2,828,687,466, which represented 38.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $2,828,687,466, which represented 38.8% of total net assets.

3 Discount at the time of the purchase, or the coupon for interest bearing issues.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts- Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	44.3%
Variable Rate Instruments	37.3%
Bank Instruments	9.4%
Repurchase Agreements	8.7%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	50.9%	[4]
8-30 Days	30.7%
31-90 Days	10.2%
91-180 Days	2.6%
181 Days or more	5.3%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 37.5% of the Fund's portfolio.

Prime Management Obligations Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.6%
		Finance - Automotive--0.1%
$3,358,853	[1,2]	DaimlerChrysler Auto Trust 2006-A, Class A1, 4.791%, 3/8/2007	$3,358,853
1,975,464		World Omni Automobile Receivables Trust 2006-A, Class A1, 4.854%, 3/15/2007	1,975,464
		TOTAL	5,334,317
		Finance - Equipment--0.5%
6,583,312		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	6,583,312
11,245,974		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	11,245,974
		TOTAL	17,829,286
		TOTAL ASSET-BACKED SECURITIES	23,163,603
		BANKERS ACCEPTANCE--0.5%
		Banking--0.5%
18,000,000		Wachovia Bank N.A., 5.450%, 12/20/2006	17,615,775
		CERTIFICATES OF DEPOSIT--8.9%
		Banking--8.9%
15,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	15,000,077
29,000,000		Calyon, Paris, 4.750% - 5.310%, 10/17/2006 - 4/19/2007	29,000,000
18,000,000		Citizens Bank of Pennsylvania, 5.220%, 8/28/2006	18,000,000
44,200,000		Credit Suisse, Zurich, 4.775% - 5.250%, 10/27/2006 - 3/29/2007	44,200,000
25,000,000		DePfa Bank PLC, 5.260%, 4/9/2007	25,000,000
20,000,000		Deutsche Bank AG, 4.500%, 10/13/2006	20,000,000
10,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	9,992,204
20,000,000		HBOS Treasury Services PLC, 5.355%, 5/15/2007	20,000,000
48,000,000		Huntington National Bank, Columbus, OH, 5.190%, 8/1/2006	48,000,000
21,500,000		Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.755%, 10/4/2006 - 10/27/2006	21,499,964
10,000,000		Societe Generale, Paris, 4.785%, 10/27/2006	10,000,117
11,000,000		Toronto Dominion Bank, 5.600%, 6/18/2007	11,000,000
48,000,000		Wells Fargo Bank, N.A., 4.840% - 5.310%, 8/10/2006 - 1/30/2007	47,999,229
12,000,000		Wilmington Trust Co., 5.125%, 8/2/2006	12,000,000
		TOTAL CERTIFICATES OF DEPOSIT	331,691,591
		COLLATERALIZED LOAN AGREEMENTS--20.7%
		Banking--9.9%
25,000,000		BNP Paribas Securities Corp., 5.423%, 8/1/2006	25,000,000
110,000,000		Credit Suisse First Boston LLC, 5.413%, 8/1/2006	110,000,000
100,000,000		Deutsche Bank Securities, Inc., 5.443%, 8/1/2006	100,000,000
75,000,000		Greenwich Capital Markets, Inc., 5.438%, 8/1/2006	75,000,000
20,000,000		IXIS Financial Products Inc., 5.413%, 8/1/2006	20,000,000
40,000,000		J.P. Morgan Securities, Inc., 5.413%, 8/1/2006	40,000,000
		TOTAL	370,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--10.8%
$72,000,000		Bear Stearns & Co., Inc., 5.433%, 8/1/2006	$72,000,000
115,000,000		Citigroup Global Markets, Inc., 5.413%, 8/1/2006	115,000,000
145,000,000		Goldman Sachs & Co., 5.383% - 5.413%, 8/1/2006	145,000,000
10,000,000		Lehman Brothers, Inc., 5.463%, 8/1/2006	10,000,000
50,000,000		Merrill Lynch & Co., Inc., 5.443%, 8/1/2006	50,000,000
15,000,000		Morgan Stanley & Co., Inc., 5.413%, 8/1/2006	15,000,000
		TOTAL	407,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	777,000,000
		COMMERCIAL PAPER--19.1% [3]
		Banking--5.8%
20,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 4.984%, 4/10/2007	19,302,240
28,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.300%, 8/22/2006	27,913,433
45,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 4.960% - 5.100%, 8/4/2006 - 11/20/2006	44,668,256
44,991,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.360%, 8/21/2006	44,857,027
83,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 4.970% - 5.400%, 8/10/2006 - 10/11/2006	82,616,490
		TOTAL	219,357,446
		Finance - Automotive--1.7%
45,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.260% - 5.280%, 8/8/2006 - 8/15/2006	44,928,328
18,000,000		FCAR Auto Loan Trust, A1/P1 Series, 5.140% - 5.210%, 8/15/2006 - 9/15/2006	17,905,343
		TOTAL	62,833,671
		Finance - Commercial--0.7%
27,000,000		CIT Group, Inc., 5.000% - 5.110%, 8/9/2006 - 11/15/2006	26,709,978
		Finance - Retail--5.2%
11,000,000	[1,2]	Chariot Funding LLC, 5.150%, 9/5/2006	10,944,924
32,820,000	[1,2]	Compass Securitization LLC, 5.300%, 9/15/2006	32,602,568
41,500,000		Countrywide Financial Corp., 5.300%, 8/7/2006 - 8/8/2006	41,461,796
10,000,000	[1,2]	PREFCO-Preferred Receivables Funding Company LLC, 5.170%, 8/10/2006	9,987,075
100,000,000	[1,2]	Paradigm Funding LLC, 5.330%, 8/15/2006	99,792,722
		TOTAL	194,789,085
		Finance - Securities--5.7%
25,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.390%, 8/30/2006	24,891,451
53,000,000	[1,2]	Grampian Funding LLC, 4.900% - 5.370%, 8/7/2006 - 10/25/2006	52,537,927
120,000,000	[1,2]	KLIO II Funding Ltd., 5.340% - 5.360%, 8/18/2006 - 8/21/2006	119,663,192
15,000,000	[1,2]	Perry Global Funding LLC Series A, 5.390%, 10/4/2006	14,856,267
		TOTAL	211,948,837
		TOTAL COMMERCIAL PAPER	715,639,017
		CORPORATE BOND--0.1%
		Banking--0.1%
5,500,000		PNC Funding Corp., 5.750%, 8/1/2006	5,500,000
		CORPORATE NOTES--3.2%
		Finance - Retail--0.7%
26,000,000		Countrywide Financial Corp., 5.210% - 5.380%, 8/3/2006 - 9/13/2006	26,000,894
		Finance - Securities--2.5%
26,000,000	[1,2]	Beta Finance, Inc., 4.160%, 3/15/2007	26,000,000
14,050,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.000%, 3/12/2007	14,050,000
53,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.150% - 5.750%, 8/8/2006 -4/30/2007	53,000,000
		TOTAL	93,050,000
		TOTAL CORPORATE NOTES	119,050,894
Principal Amount			Value
		LOAN PARTICIPATION--0.6%
		Miscellaneous--0.6%
$22,000,000		Cargill, Inc., 5.350%, 8/9/2006	$22,000,000
		NOTES - VARIABLE--37.3% [5]
		Banking--22.7%
2,900,000		AlaTrade Foods LLC, Series 4, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,900,000
961,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 5.400%, 8/3/2006	961,000
35,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.400%, 8/23/2006	35,000,000
1,920,000		BD Toy LLC, Series 2003, (Compass Bank, Birmingham LOC), 5.430%, 8/3/2006	1,920,000
62,000,000	[1,2]	BNP Paribas SA, 5.143% - 5.363%, 8/21/2006 - 8/28/2006	62,000,000
626,000		Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	626,000
7,916,000		Baldwin County Sewer Service LLC, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	7,916,000
20,000,000	[1,2]	Bank of Ireland, 5.350%, 8/21/2006	20,000,000
12,000,000		Barclays Bank PLC, 5.343%, 8/28/2006	11,998,754
1,950,000		Battle Creek, MI Downtown Development Authority, Series 2004, (Insured by AMBAC Financial Group, Inc.), 5.340%, 8/2/2006	1,950,000
5,960,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.450%, 8/3/2006	5,960,000
925,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.400%, 8/4/2006	925,000
3,940,000		CAH Holdings, Inc., Series 2003, (First Commercial Bank, Birmingham, AL LOC), 5.500%, 8/3/2006	3,940,000
8,000,000		CV 40-Stone Oak Ltd., Series 2005, (Compass Bank, Birmingham LOC), 5.450%, 8/3/2006	8,000,000
4,500,000		Castleton United Methodist Church, Inc., Series 2006a, (U.S. Bank, N.A. LOC), 5.450%, 8/3/2006	4,500,000
45,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 5.370%, 8/24/2006	45,000,000
70,000,000		Credit Agricole S.A., 5.480%, 10/23/2006	70,000,000
22,500,000		Credit Suisse, Zurich, 5.280% - 5.476%, 9/12/2006 - 10/16/2006	22,500,000
2,425,000		Dale G. Mithum, M.D. FACS, Series 2003, (Compass Bank, Birmingham LOC), 5.430%, 8/3/2006	2,425,000
1,500,000		DeKalb County, GA Housing Authority, Series 2004-T Highlands, (Bank of America N.A. LOC), 5.570%, 8/3/2006	1,500,000
4,000,000	[1,2]	DePfa Bank PLC, 5.369%, 9/15/2006	3,999,985
10,000,000		Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura Bank LOC), 5.350%, 8/3/2006	10,000,000
490,000		Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 5.400%, 8/3/2006	490,000
8,285,000		Fiore Capital LLC, Series 2005-A, (Marshall & Ilsley Bank, Milwaukee LOC), 5.400%, 8/3/2006	8,285,000
5,000,000		First Family Church, Series 2005, (Regions Bank, Alabama LOC), 5.370%, 8/3/2006	5,000,000
905,000		Franklin County, PA IDA, Series 2001B Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	905,000
35,400,000		Greenwich Capital Holdings, Inc., (Greenwich Capital Holdings, Inc. LOC), 5.305% - 5.360%, 8/9/2006 - 8/28/2006	35,400,000
1,230,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	1,230,000
18,000,000	[1,2]	HBOS Treasury Services PLC, 5.315%, 8/9/2006	18,000,000
3,000,000		HBOS Treasury Services PLC, 5.530%, 9/25/2006	3,000,641
9,555,000		HP Huntsville LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	9,555,000
4,715,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/3/2006	4,715,000
5,915,000		Headquarters Partnership Ltd., Series 2001, (National Australia Bank Ltd., Melbourne LOC), 5.400%, 8/3/2006	5,915,000
13,000,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 5.470%, 8/3/2006	13,000,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 5.350%, 8/3/2006	20,000,000
9,650,000		Lake Mary Bay LP, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	9,650,000
1,665,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/4/2006	1,665,000
5,450,000		MOBR-04 LLC, Series 2004, (Compass Bank, Birmingham LOC), 5.430%, 8/3/2006	5,450,000
4,405,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, Series 2005, (Wachovia Bank N.A. LOC), 5.350%, 8/3/2006	4,405,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,000,000
14,500,000		Marshall & Ilsley Bank, Milwaukee, 5.510%, 10/3/2006	14,500,467
245,000		McCullough Oil Bond Issue LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	245,000
136,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.306%, 8/7/2006	136,000,000
10,500,000		Nautical Transport LLC, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	10,500,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$4,350,000		Ohmart/Vega Corp., Series 2003, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	$4,350,000
3,000,000		Overland Park Professional Center LLC, Series 2004, (Comerica Bank LOC), 5.490%, 8/3/2006	3,000,000
3,225,000		Pizitz Properties LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,225,000
4,000,000		Prevea Clinic, Inc., Series 2004-A, (Wells Fargo Bank, N.A. LOC), 5.350%, 8/3/2006	4,000,000
3,500,000		Pro-Cell LLC, Series 2004, (Compass Bank, Birmingham LOC), 5.430%, 8/3/2006	3,500,000
5,975,000		Provena Foods, Inc., (Wells Fargo Bank, N.A. LOC), 5.410%, 8/3/2006	5,975,000
5,450,000		Roman Catholic Bishop of San Jose, CA, Series 2005, (Allied Irish Banks PLC LOC), 5.400%, 8/3/2006	5,450,000
45,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.316%, 8/1/2006	45,000,000
5,000,000		Royal Bank of Canada, Montreal, 5.520%, 10/12/2006	5,000,853
10,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 5.400%, 8/3/2006	10,000,000
410,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 5.400%, 8/3/2006	410,000
20,000,000	[1,2]	Societe Generale, Paris, 5.316%, 8/2/2006	20,000,000
900,000		Spiller LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	900,000
65,000,000		Svenska Handelsbanken, Stockholm, 5.286% - 5.318%, 8/3/2006 - 8/21/2006	64,997,946
910,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 5.430%, 8/3/2006	910,000
36,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.338%, 8/16/2006	36,000,000
3,090,000		William Morris Realty Huntsville LLC, Series 2004, (Compass Bank, Birmingham LOC), 5.430%, 8/3/2006	3,090,000
		TOTAL	850,741,646
		Brokerage--5.9%
20,000,000	[1,2]	Goldman Sachs Group, Inc., 5.388%, 8/15/2006	20,000,754
6,000,000		Goldman Sachs Group, Inc., 5.598%, 9/29/2006	6,004,446
30,000,000		Merrill Lynch & Co., Inc., 5.182% - 5.348%, 8/15/2006 - 8/28/2006	30,000,000
165,000,000		Morgan Stanley, 5.366% - 5.468%, 8/1/2006 - 8/25/2006	165,001,070
		TOTAL	221,006,270
		Finance - Retail--2.6%
35,000,000	[1,2]	Compass Securitization LLC, 5.300% - 5.323%, 8/10/2006 - 10/12/2006	34,995,871
43,000,000	[1,2]	Paradigm Funding LLC, 5.296% - 5.345%, 8/7/2006 - 8/25/2006	43,000,000
20,000,000	[1,2]	SLM Corp., 5.355%, 8/14/2006	20,000,000
		TOTAL	97,995,871
		Finance - Securities--1.5%
40,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.325% - 5.445%, 8/10/2006 - 10/25/2006	39,991,504
15,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.311%, 8/1/2006	15,000,000
		TOTAL	54,991,504
		Insurance--3.6%
10,000,000		Genworth Life Insurance Co., 5.256%, 8/9/2006	10,000,000
10,000,000		Hartford Life Global Funding Trust, 5.348%, 8/15/2006	10,000,000
10,000,000		Hartford Life Insurance Co., 5.400%, 9/1/2006	10,000,000
20,000,000	[1,2]	MBIA Global Funding LLC, 5.316%, 8/14/2006	20,000,000
15,000,000		MetLife Insurance Co. of Connecticut, 5.328% - 5.590%, 9/1/2006 - 9/28/2006	15,000,000
20,000,000		Metropolitan Life Insurance Co., 5.270%, 8/1/2006	20,000,000
50,000,000		New York Life Insurance Co., 4.920% - 5.290%, 8/30/2006 - 9/1/2006	50,000,000
		TOTAL	135,000,000
		Municipal--1.0%
37,000,000		Florida Hurricane Catastrophe Fund Finance Corp., 5.377%, 8/15/2006	37,000,000
		Pharmaceuticals & Health Care--0.0%
500,000	[1,2]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 5.316%, 8/1/2006	500,019
		TOTAL NOTES - VARIABLE	1,397,235,310
Principal Amount			Value
		REPURCHASE AGREEMENTS--8.7%
$286,527,000		Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.	$286,527,000
20,000,000		Interest in $238,000,000 joint repurchase agreement 5.10%, dated 7/31/2006 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/31/2006 for $238,033,717 on 8/1/2006. The market value of the underlying securities at the end of the period was $242,764,447.	20,000,000
20,000,000		Interest in $100,000,000 joint repurchase agreement 5.20%, dated 7/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $100,014,444 on 8/1/2006. The market value of the underlying securities at the end of the period was $102,000,893.	20,000,000
		TOTAL REPURCHASE AGREEMENTS	326,527,000
		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST) [6]	3,735,423,190
		OTHER ASSETS AND LIABILITIES - NET--0.3%	11,926,237
		TOTAL NET ASSETS--100%	$3,747,349,427

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $1,276,228,318, which represented 34.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $1,276,228,318, which represented 34.1% of total net assets.

3 Discount rate at the time of purchase, or the coupon for interest-bearing issues.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letters of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	47.3%
Variable Rate Instruments	42.2%
Bank Instruments	8.6%
Repurchase Agreements	3.9%
Other Assets and Liabilities--Net [2]	(2.0)%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	51.5	% [4]
8-30 Days	22.7%
31-90 Days	16.7%
91-180 Days	5.4%
181 Days or more	5.7%
Other Assets and Liabilities--Net [2]	(2.0)%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 34.0% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.7%
		Finance - Automotive--1.3%
$10,076,558	[1,2]	DaimlerChrysler Auto Trust 2006-A, Class A1, 4.791%, 3/8/2007	$10,076,558
73,500,000		GS Auto Loan Trust 2006-1, Class A1, 5.514%, 8/15/2007	73,500,000
32,397,518		HSBC Automotive Trust 2006-1, Class A1, 5.276%, 6/18/2007	32,397,518
1,294,473		USAA Auto Owner Trust 2005-4, Class A1, 4.400%, 12/15/2006	1,294,473
5,644,182		World Omni Automobile Receivables Trust 2006-A, Class A1, 4.855%, 3/15/2007	5,644,182
		TOTAL	122,912,731
		Finance - Equipment--0.4%
10,972,186		CIT Equipment Collateral 2006-VT1, Class A1, 4.990%, 3/20/2007	10,972,186
29,989,266		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	29,989,266
		TOTAL	40,961,452
		TOTAL ASSET-BACKED SECURITIES	163,874,183
		CERTIFICATES OF DEPOSIT--7.6%
		Banking--7.6%
5,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	5,000,026
181,000,000		Calyon, Paris, 4.750% - 5.310%, 10/17/2006 - 4/19/2007	181,000,000
55,000,000		Credit Suisse, Zurich, 4.920% - 5.200%, 2/5/2007 - 3/29/2007	55,000,000
200,000,000		Deutsche Bank AG, 4.405% - 4.765%, 10/4/2006 - 10/27/2006	200,000,851
14,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	13,989,086
40,000,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	40,000,000
128,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.410% - 4.800%, 10/4/2006 - 1/29/2007	128,000,000
39,000,000		Toronto Dominion Bank, 5.600%, 6/18/2007	39,000,000
91,250,000		Wells Fargo Bank, N.A., 4.840%, 1/30/2007	91,241,207
		TOTAL CERTIFICATES OF DEPOSIT	753,231,170
		COLLATERALIZED LOAN AGREEMENTS--24.1%
		Banking--13.8%
25,000,000		BNP Paribas Securities Corp., 5.423%, 8/1/2006	25,000,000
344,000,000		Credit Suisse First Boston LLC, 5.413%, 8/1/2006	344,000,000
175,000,000		Deutsche Bank Securities, Inc., 5.443%, 8/1/2006	175,000,000
75,000,000		Fortis Bank SA/NV, 5.363%, 8/1/2006	75,000,000
295,000,000		Greenwich Capital Markets, Inc., 5.438%, 8/1/2006	295,000,000
250,000,000		HSBC Securities (USA), Inc., 5.413%, 8/1/2006	250,000,000
185,000,000		J.P. Morgan Securities, Inc., 5.413%, 8/1/2006	185,000,000
14,000,000		WAMU Capital Corp., 5.513%, 8/1/2006	14,000,000
		TOTAL	1,363,000,000
		Brokerage--10.3%
25,000,000		Bear Stearns & Cos., Inc., 5.433%, 8/1/2006	25,000,000
255,000,000		Citigroup Global Markets, Inc., 5.413%, 8/1/2006	255,000,000
353,000,000		Goldman Sachs & Co., 5.383% - 5.413%, 8/1/2006	353,000,000
189,631,000		Lehman Brothers, Inc., 5.413% - 5.463%, 8/1/2006	189,631,000
195,500,000		Morgan Stanley & Co., Inc., 5.413%, 8/1/2006	195,500,000
		TOTAL	1,018,131,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,381,131,000
Principal Amount			Value
		COMMERCIAL PAPER --17.2% [3]
		Aerospace/Auto--1.2%
$53,900,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.340% - 5.360%, 8/7/2006	$53,851,896
67,100,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 5.340% - 5.350%, 8/3/2006	67,080,066
		TOTAL	120,931,962
		Banking--2.7%
20,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 4.984%, 4/10/2007	19,302,240
66,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 4.970% - 5.100%, 8/9/2006 - 11/20/2006	65,400,767
60,000,000		Landesbank Baden-Wuerttemberg, 5.350%, 9/19/2006	59,563,083
125,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 4.970% - 5.400%, 8/10/2006 - 10/11/2006	124,139,125
		TOTAL	268,405,215
		Consumer Products--0.5%
54,400,000	[1,2]	Fortune Brands, Inc., 5.225% - 5.450%, 8/8/2006 - 9/6/2006	54,276,304
		Finance - Automotive--4.2%
105,700,000		DaimlerChrysler North America Holding Corp., 5.240% - 5.450%, 8/7/2006 - 8/21/2006	105,543,416
151,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 4.280% - 5.260%, 8/8/2006 - 8/15/2006	150,768,557
158,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.210% - 5.250%, 8/4/2006 - 9/15/2006	157,595,927
		TOTAL	413,907,900
		Finance - Commercial--1.2%
124,000,000		CIT Group, Inc., 5.050% - 5.370%, 10/16/2006 - 11/15/2006	122,385,500
		Finance - Retail--1.1%
20,000,000	[1,2]	Amsterdam Funding Corp., 5.380%, 10/4/2006	19,808,711
21,000,000	[1,2]	Chariot Funding LLC, 5.150%, 9/5/2006	20,894,854
65,000,000	[1,2]	Compass Securitization LLC, 5.245% - 5.280%, 8/16/2006 - 9/15/2006	64,791,656
		TOTAL	105,495,221
		Finance - Securities--2.3%
22,000,000	[1,2]	Galaxy Funding Inc., 5.040%, 8/4/2006	21,990,760
100,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.419%, 9/19/2006	99,565,806
108,000,000	[1,2]	Grampian Funding LLC, 5.040% - 5.370%, 8/7/2006 - 10/25/2006	106,808,238
		TOTAL	228,364,804
		Food & Beverage--1.0%
25,000,000	[1,2]	General Mills, Inc., 5.350%, 8/8/2006	24,973,993
40,300,000	[1,2]	H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 5.350% - 5.420%, 8/1/2006 - 8/15/2006	40,250,467
37,500,000	[1,2]	Sara Lee Corp., 5.370%, 8/3/2006	37,488,813
		TOTAL	102,713,273
		Homebuilding--0.8%
76,100,000		Centex Corp., 5.370%, 8/7/2006 - 8/8/2006	76,028,833
		Insurance--1.0%
100,000,000	[1,2]	Aspen Funding Corp., 5.330%, 9/20/2006	99,259,722
		Machinery, Equipment, Auto--0.6%
55,200,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 5.310%, 8/10/2006	55,126,722
		Oil & Oil Finance--0.6%
54,300,000	[1,2]	ConocoPhillips, (GTD by ConocoPhillips Co.), 5.400%, 8/1/2006	54,300,000
		TOTAL COMMERCIAL PAPER	1,701,195,456
		CORPORATE BONDS--0.1%
		Finance - Retail--0.1%
12,970,000		Countrywide Home Loans, Inc., 5.500%, 8/1/2006	12,970,000
Principal Amount			Value
		CORPORATE NOTES--2.7%
		Banking--0.1%
$12,675,000		Huntington National Bank, Columbus, OH, 2.750%, 10/16/2006	$12,616,330
		Finance - Retail--0.1%
5,000,000		Countrywide Financial Corp., 5.210%, 11/3/2006	5,000,174
		Finance - Securities--2.5%
90,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 4.800% - 5.000%, 12/6/2006 - 3/12/2007	89,998,979
157,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.340% - 5.750%, 10/3/2006 - 7/25/2007	157,000,000
		TOTAL	246,998,979
		TOTAL CORPORATE NOTES	264,615,483
		GOVERNMENT AGENCIES--0.2%
		Government Agency--0.2%
25,000,000		Federal Home Loan Mortgage Corp., 5.410%, 6/18/2007	25,000,000
		LOAN PARTICIPATION--1.3%
		Chemicals--0.5%
50,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.430%, 8/31/2006	50,000,000
		Electrical Equipment--0.3%
28,000,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 5.390%, 5/21/2007	28,000,000
		Miscellaneous--0.5%
51,000,000		Cargill, Inc., 5.350%, 8/9/2006	51,000,000
		TOTAL LOAN PARTICIPATION	129,000,000
		NOTES - VARIABLE --42.2% [5]
		Banking--23.3%
1,467,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 5.520%, 8/3/2006	1,467,000
2,065,000		AC, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,065,000
80,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.450%, 8/3/2006	80,000
1,650,000		Avondale Commerce Park, Phase III LLP, Phase III, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,650,000
4,530,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.600%, 8/2/2006	4,530,000
100,000,000		Barclays Bank PLC, 5.289% - 5.343%, 8/7/2006 - 8/28/2006	99,987,984
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Deutsche Bank Trust Co. Americas LOC), 5.500%, 8/3/2006	4,000,000
3,505,000		BBF LLC, Series 2002, (First Commercial Bank, Birmingham, AL LOC), 5.380%, 8/3/2006	3,505,000
6,930,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	6,930,000
735,000		Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	735,000
5,550,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 5.380%, 8/3/2006	5,550,000
42,000,000	[1,2]	BNP Paribas SA, 5.144%, 8/21/2006	42,000,000
1,510,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	1,510,000
8,415,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 5.600%, 8/3/2006	8,415,000
1,325,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 5.650%, 8/3/2006	1,325,000
734,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	734,000
2,542,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,542,000
3,251,000		CC Properties LLC, (Series 2002 B), Thomas & Carolyn Coleman, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,251,000
6,085,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.550%, 8/2/2006	6,085,000
4,785,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.550%, 8/2/2006	4,785,000
3,555,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	3,555,000
4,035,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 5.550%, 8/3/2006	4,035,000
4,340,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 5.570%, 8/3/2006	4,340,000
4,730,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 5.440%, 8/3/2006	4,730,000
3,315,000		Commerce Towers LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,315,000
Principal Amount			Value
		NOTES - VARIABLE --continued [5]
		Banking--continued
$6,250,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	$6,250,000
1,060,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	1,060,000
6,550,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	6,550,000
62,000,000		Credit Suisse, Zurich, 5.477%, 10/16/2006	62,000,000
6,025,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.650%, 8/3/2006	6,025,000
8,075,000		Cullman Shopping Center, Inc., (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 5.550%, 8/3/2006	8,075,000
165,000,000	[1,2]	DePfa Bank PLC, 5.369%, 9/15/2006	165,000,000
4,845,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	4,845,000
1,560,000		Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 5.650%, 8/3/2006	1,560,000
7,345,000		Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 5.400%, 8/3/2006	7,345,000
2,685,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	2,685,000
3,465,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	3,465,000
3,120,000		First Baptist Church of Mt. Olive, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,120,000
2,713,000		First Baptist Church of West Monroe, LA, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,713,000
8,230,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	8,230,000
2,778,000		Frank Parsons Paper Co., Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	2,778,000
3,110,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	3,110,000
1,719,000		Gateway Foods, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,719,000
5,625,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 5.400%, 8/3/2006	5,625,000
1,135,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/3/2006	1,135,000
6,510,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 5.500%, 8/3/2006	6,510,000
21,000,000		Greenwich Capital Holdings, Inc., (GTD by Greenwich Capital Holdings, Inc.), 5.305%, 8/9/2006	21,000,000
5,990,000		G&R Investments of Bay County LLC, (Series 2004), (Columbus Bank and Trust Co., GA LOC), 5.520%, 8/3/2006	5,990,000
1,691,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 5.370%, 8/3/2006	1,691,000
920,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 5.600%, 8/3/2006	920,000
3,130,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 5.600%, 8/3/2006	3,130,000
825,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/3/2006	825,000
12,200,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 5.600%, 8/3/2006	12,200,000
4,310,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	4,310,000
157,000,000	[1,2]	HBOS Treasury Services PLC, 5.259% - 5.315%, 8/9/2006 - 8/21/2006	157,000,000
150,000,000		HBOS Treasury Services PLC, 5.396% - 5.530%, 8/1/2006 - 9/25/2006	150,000,000
17,990,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 5.400%, 8/3/2006	17,990,000
2,250,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,250,000
7,945,000		HP Huntsville LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	7,945,000
665,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	665,000
3,595,000		Indian Hills Country Club, (Series 2000), (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,595,000
5,750,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 5.520%, 8/3/2006	5,750,000
40,500,000		J.P. Morgan Chase & Co., 5.316%, 8/2/2006	40,500,000
6,916,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.450%, 8/4/2006	6,916,290
1,510,000		Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	1,510,000
3,540,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	3,540,000
3,350,000		Lake Sherwood Senior Living Center LLC, (Regions Bank, Alabama LOC), 5.470%, 8/3/2006	3,350,000
8,400,000		Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	8,400,000
1,995,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	1,995,000
20,320,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	20,320,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	16,000,000
Principal Amount			Value
		NOTES - VARIABLE --continued [5]
		Banking--continued
$3,140,000		McClatchy-Avondale Corp., (Series1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	$3,140,000
11,035,000		McCullough Oil Bond Issue LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	11,035,000
10,350,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 5.400%, 8/3/2006	10,350,000
4,055,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	4,055,000
184,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.560%, 9/28/2006	184,000,000
135,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 5.560%, 9/28/2006	135,000,000
9,490,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	9,490,000
85,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.307%, 8/7/2006	85,000,000
3,455,000		Neron Real Estate LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,455,000
3,214,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/3/2006	3,214,000
910,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/3/2006	910,000
4,365,000		Old South Country Club, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	4,365,000
17,085,000		Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 5.550%, 8/3/2006	17,085,000
2,482,500		Orange Beach Marina, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,482,500
3,200,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 5.535%, 8/3/2006	3,200,000
5,225,000		Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC), 5.550%, 8/3/2006	5,225,000
7,720,000		Prospects Aggregates, Inc., (Series 2004), (Fulton Bank LOC), 5.550%, 8/3/2006	7,720,000
8,750,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 5.550%, 8/3/2006	8,750,000
3,140,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 5.550%, 8/3/2006	3,140,000
1,175,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	1,175,000
2,060,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	2,060,000
145,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.316%, 8/1/2006	145,000,000
55,000,000		Royal Bank of Canada, Montreal, 5.375%, 8/10/2006	55,000,000
18,350,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 5.600%, 8/3/2006	18,350,000
14,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 5.600%, 8/3/2006	14,000,000
7,535,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	7,535,000
30,000,000	[1,2]	Societe Generale, Paris, 5.316%, 8/2/2006	30,000,000
4,675,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 5.600%, 8/3/2006	4,675,000
3,115,000		Southwest Atlanta E.O.C., Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 5.470%, 8/3/2006	3,115,000
7,110,000		Spectra Gases, Inc., (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.550%, 8/2/2006	7,110,000
6,720,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 5.550%, 8/3/2006	6,720,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 5.400%, 8/3/2006	3,200,000
25,000,000		Svenska Handelsbanken, Stockholm, 5.318%, 8/21/2006	24,999,320
5,530,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	5,530,000
10,140,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.450%, 8/4/2006	10,140,000
9,390,000		Test Associates, (Series 2002), (Fulton Bank LOC), 5.550%, 8/3/2006	9,390,000
1,070,000		TLC Realty LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,070,000
2,935,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/3/2006	2,935,000
4,670,000		Town Development, Inc., (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	4,670,000
10,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2005-1), Tranche #1, (GTD by Wachovia Corp.), 5.424%, 9/21/2006	10,000,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopment Project (Series 2000), (LaSalle Bank, N.A. LOC), 5.490%, 8/2/2006	12,360,000
2,015,000		Vulcan, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,015,000
10,695,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 5.550%, 8/3/2006	10,695,000
87,000,000		Wells Fargo & Co., 5.396%, 8/2/2006	87,000,000
6,570,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	6,570,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 5.340%, 9/11/2006	100,000,000
136,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.339%, 8/16/2006	136,500,000
Principal Amount			Value
		NOTES - VARIABLE --continued [5]
		Banking--continued
$13,805,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	$13,805,000
6,790,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/2/2006	6,790,000
4,550,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 5.450%, 8/3/2006	4,550,000
8,160,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.500%, 8/3/2006	8,160,000
8,375,000		York County, PA IDA, (Series 2003-B), 5.410%, 8/3/2006	8,375,000
15,300,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 5.470%, 8/3/2006	15,300,000
		TOTAL	2,309,125,094
		Brokerage--6.5%
70,000,000		Goldman Sachs Group, Inc., 5.307% - 5.386%, 8/1/2006 - 8/7/2006	70,000,000
28,000,000	[1,2]	Goldman Sachs Group, Inc., 5.389%, 8/15/2006	28,001,056
181,500,000		Merrill Lynch & Co., Inc., 5.185% - 5.394%, 8/4/2006 - 8/28/2006	181,500,000
85,500,000	[1,2]	Merrill Lynch & Co., Inc., 5.599%, 8/11/2006	85,500,000
279,000,000		Morgan Stanley, 5.366% - 5.468%, 8/1/2006 - 8/28/2006	279,000,000
		TOTAL	644,001,056
		Finance - Commercial--1.5%
50,000,000		General Electric Capital Corp., 5.360%, 8/30/2006	50,000,000
97,500,000	[1,2]	General Electric Capital Corp., 5.469% - 5.470%, 8/9/2006 - 8/17/2006	97,500,000
		TOTAL	147,500,000
		Finance - Retail--3.4%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.925%, 8/15/2006	43,000,000
53,000,000	[1,2]	Compass Securitization LLC, 5.289% - 5.300%, 8/7/2006 - 8/10/2006	52,996,068
158,000,000	[1,2]	Paradigm Funding LLC, 5.297% - 5.345%, 8/7/2006 - 8/25/2006	158,000,000
80,000,000	[1,2]	SLM Corp., 5.356%, 8/14/2006	80,000,000
		TOTAL	333,996,068
		Finance - Securities--3.9%
54,000,000	[1,2]	Beta Finance, Inc., 5.379%, 8/15/2006	54,010,937
119,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.300% - 5.445%, 8/10/2006 - 10/25/2006	118,967,387
216,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.311% - 5.410%, 8/1/2006 - 9/26/2006	215,997,093
		TOTAL	388,975,417
		Insurance--2.6%
45,000,000		Genworth Life Insurance Co., 5.256%, 8/9/2006	45,000,000
15,000,000		Hartford Life Insurance Co., 5.319%, 8/1/2006	15,000,000
65,000,000		MetLife Insurance Co. of Connecticut, 5.328% - 5.590%, 9/1/2006 - 9/28/2006	65,000,000
25,000,000		Metropolitan Life Insurance Co., 5.648%, 10/2/2006	25,000,000
50,000,000		New York Life Insurance Co., 4.92% - 5.29%, 8/30/2006 - 9/1/2006	50,000,000
35,000,000	[1,2]	Pacific Life Global Funding, 5.384%, 8/4/2006	35,000,415
20,000,000		Protective Life Secured Trust 2004-B, 5.580%, 10/13/2006	20,012,478
		TOTAL	255,012,893
		Municipal--1.0%
98,000,000		Florida Hurricane Catastrophe Fund Finance Corp., 5.379%, 8/15/2006	98,000,000
		TOTAL NOTES - VARIABLE	4,176,610,528
		TIME DEPOSIT--1.0%
		Banking--1.0%
95,000,000		WestLB AG, 5.313%, 8/1/2006	95,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--3.9%
$294,504,000		Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.	$294,504,000
20,000,000		Interest in $238,000,000 joint repurchase agreement 5.10%, dated 7/31/2006, under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/31/2006 for $238,033,717 on 8/1/2006. The market value of the underlying securities at the end of the period was $242,764,447.	20,000,000
75,000,000		Interest in $850,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2011 for $850,123,958 on 8/1/2006. The market value of the underlying security at the end of the period was $868,259,653.	75,000,000
		TOTAL REPURCHASE AGREEMENTS	389,504,000
		TOTAL INVESTMENTS--102.0% (AT AMORTIZED COST) [6]	10,092,131,820
		OTHER ASSETS AND LIABILITIES - NET --(2.0)%	(200,438,617)
		TOTAL NET ASSETS--100%	$9,891,693,203
1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $3,227,429,671, which represented 32.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $2,908,429,671, which represented 29.4% of total net assets.

3 Discount rate at time of purchase, or the coupon for interest-bearing issues.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	97.7%
U.S. Treasury Securities	2.6%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	96.1%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	3.4%
181 Days or more	0.8%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		U.S. TREASURY--2.6%
		U.S. Treasury Notes--2.6%
$86,500,000		United States Treasury Notes, 2.500%, 10/31/2006	$86,144,653
167,000,000		United States Treasury Notes, 2.875%, 11/30/2006	166,126,823
104,750,000		United States Treasury Notes, 3.125%, 1/31/2007	104,004,038
		TOTAL U.S. TREASURY	356,275,514
		REPURCHASE AGREEMENTS--97.7%
350,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which Abbey National Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $350,051,042 on 8/1/2006. The market value of the underlying securities at the end of the period was 357,000,148.	350,000,000
1,711,246,000		Interest in $2,323,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $2,323,338,771 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,369,460,967.	1,711,246,000
1,000,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which Barclays Capital, Inc. will repurchase U.S. Treasury securities with various maturities to 7/31/2011 for $1,000,145,833 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,675.	1,000,000,000
1,167,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.26%, dated 7/31/2006 under which Bear Stearns & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2016 for $1,500,219,167 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,557,996,728.	1,167,000,000
100,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which CIBC World Markets Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2023 for $100,014,583 on 8/1/2006. The market value of the underlying securities at the end of the period was $102,105,371.	100,000,000
1,000,000,000		Repurchase agreement 5.24%, dated 7/31/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $1,000,145,556 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,020,002,584.	1,000,000,000
95,000,000		Interest in $100,000,000 joint repurchase agreement 5.15%, dated 7/31/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2021 for $100,014,306 on 8/1/2006. The market value of the underlying securities at the end of the period was $102,000,718.	95,000,000
1,000,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2023 for $1,000,145,833 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,065.	1,000,000,000
1,850,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $1,850,269,792 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,887,000,309.	1,850,000,000
1,000,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which HSBC Securities (USA), Inc. will repurchase U.S. Treasury securities with various maturities to 7/31/2008 for $1,000,145,833 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,020,001,854.	1,000,000,000
1,017,000,000		Interest in $1,350,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which J.P. Morgan Securities Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,350,196,875 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,377,001,350.	1,017,000,000
1,200,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 7/15/2013 for $2,000,291,667 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,045,228,487.	1,200,000,000
267,000,000		Interest in $850,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2011 for $850,123,958 on 8/1/2006. The market value of the underlying security at the end of the period was $868,259,653.	267,000,000
95,000,000		Interest in $100,000,000 joint repurchase agreement 5.15%, dated 7/31/2006 under which UBS Securities LLC will repurchase a U.S. Treasury security maturing on 12/15/2010 for $100,014,306 on 8/1/2006. The market value of the underlying security at the end of the period was $102,001,058.	95,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$224,000,000	[1]	Interest in $244,000,000 joint repurchase agreement 5.20%, dated 6/1/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2015 for $250,344,000 on 11/29/2006. The market value of the underlying securities at the end of the period was $251,133,204.	$224,000,000
1,565,000,000		Interest in $1,850,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2021 for $1,850,269,792 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,887,004,311.	1,565,000,000
		TOTAL REPURCHASE AGREEMENTS	13,641,246,000
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [2]	13,997,521,514
		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(36,782,254)
		TOTAL NET ASSETS--100%	$13,960,739,260

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

Statements of Assets And Liabilities

July 31, 2006

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Assets:
Investments in repurchase agreements	$8,190,598,000	$--	$104,499,000
Investments in securities	2,398,520,252	5,371,036,367	7,164,310,805
Total investments in securities, at amortized cost and value	10,589,118,252	5,371,036,367	7,268,809,805
Cash	1,152,064	593,731	--
Income receivable	29,296,807	30,352,747	39,189,270
Receivable for shares sold	434,539	4,205,130	1,362,878
TOTAL ASSETS	10,620,001,662	5,406,187,975	7,309,361,953
Liabilities:
Payable for investments purchased	3,640,000	410,329,900	--
Payable for shares redeemed	1,855,386	261,376	--
Payable to bank	--	--	9,662,489
Payable for Directors'/Trustees' fees	--	132	--
Payable for distribution services fee (Note 5)	24,536	--	--
Payable for shareholder services fee (Note 5)	744,613	217,291	469,445
Payable for account administration fee (Note 5)	23,878	--	--
Income distribution payable	18,611,370	1,530,520	14,792,485
Accrued expenses	315,461	307,060	194,458
TOTAL LIABILITIES	25,215,244	412,646,279	25,118,877
TOTAL NET ASSETS	$10,594,786,418	$4,993,541,696	$7,284,243,076
Net Assets Consist of:
Paid-in capital	$10,594,680,018	$4,993,675,960	$7,284,269,345
Accumulated net realized loss on investments	--	(129,669)	--
Undistributed (distributions in excess of) net investment income	106,400	(4,595)	(26,269)
TOTAL NET ASSETS	$10,594,786,418	$4,993,541,696	$7,284,243,076
Net Assets:
Institutional Shares	$6,619,951,532	$3,490,983,401	$4,363,937,759
Institutional Service Shares	3,493,161,012	620,552,403	1,932,607,070
Institutional Capital Shares	377,413,712	882,005,892	987,698,247
Trust Shares	104,260,162	--	--
TOTAL NET ASSETS	$10,594,786,418	$4,993,541,696	$7,284,243,076
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	6,619,627,926	3,491,030,472	4,363,681,734
Institutional Service Shares	3,493,377,141	620,601,148	1,932,865,670
Institutional Capital Shares	377,428,905	882,044,339	987,741,698
Trust Shares	104,246,054	--	--
Net Asset Value, Offering Price, and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	$1.00	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets And Liabilities

July 31, 2006

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$326,527,000	$389,504,000	$13,641,246,000
Investments in securities	3,408,896,190	9,702,627,820	356,275,514
Total investments in securities, at amortized cost and value	3,735,423,190	10,092,131,820	13,997,521,514
Cash	290,762	--	242,422
Income receivable	13,124,458	42,952,177	5,266,493
Receivable for shares sold	622,955	1,708,867	217,838
TOTAL ASSETS	3,749,461,365	10,136,792,864	14,003,248,267
Liabilities:
Payable for investments purchased	--	228,000,000	--
Payable for shares redeemed	92,065	1,335,800	1,785,394
Payable to bank	--	343,311	--
Payable for portfolio accounting fees	31,792	--	--
Payable for Directors'/Trustees' fees	74	8,014	--
Payable for transfer and dividend agent fees and expenses	72,902	--	--
Payable for distribution services fee (Note 5)	--	--	170,074
Payable for shareholder services fee (Note 5)	277,834	500,673	1,337,834
Income distribution payable	1,554,499	14,526,247	38,686,356
Accrued expenses	82,772	385,616	529,349
TOTAL LIABILITIES	2,111,938	245,099,661	42,509,007
TOTAL NET ASSETS	$3,747,349,427	$9,891,693,203	$13,960,739,260
Net Assets Consist of:
Paid-in capital	$3,747,328,535	$9,891,767,488	$13,960,798,380
Undistributed (distributions in excess of) net investment income	20,892	(74,285)	(59,120)
TOTAL NET ASSETS	$3,747,349,427	$9,891,693,203	$13,960,739,260
Net Assets:
Institutional Shares	$1,986,137,907	$6,708,462,674	$6,419,380,349
Institutional Service Shares	1,027,151,335	1,755,736,515	5,712,345,718
Institutional Capital Shares	734,060,185	1,427,494,014	1,037,466,444
Trust Shares	--	--	791,546,749
TOTAL NET ASSETS	$3,747,349,427	$9,891,693,203	$13,960,739,260
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	1,986,091,725	6,708,448,811	6,419,232,189
Institutional Service Shares	1,027,156,738	1,755,819,937	5,712,590,837
Institutional Capital Shares	734,080,072	1,427,498,740	1,037,325,793
Trust Shares	--	--	791,649,561
Net Asset Value, Offering Price, and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2006

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Investment Income:
Interest	$425,161,282	$158,813,381	$409,264,710
Expenses:
Investment adviser fee (Note 5)	19,209,033	10,060,761	18,572,277
Administrative personnel and services fee (Note 5)	7,647,497	4,005,330	7,394,467
Account administration fee--Institutional Service Shares	25,154	15,512	31,220
Account administration fee--Trust Shares	189,455	--	--
Custodian fees	396,154	201,306	402,607
Transfer and dividend disbursing agent fees and expenses	315,523	374,694	171,627
Directors'/Trustees' fees	62,670	35,031	74,542
Auditing fees	16,737	16,736	16,736
Legal fees	10,597	23,088	10,678
Portfolio accounting fees	200,336	184,126	188,406
Distribution services fee--Trust Shares (Note 5)	189,455	--	--
Shareholder services fee--Institutional Shares (Note 5)	11,368,980	--	--
Shareholder services fee--Institutional Service Shares (Note 5)	7,668,093	1,514,647	4,202,692
Shareholder services fee--Institutional Capital Shares (Note 5)	740,865	2,178,142	1,829,443
Share registration costs	192,918	291,821	135,462
Printing and postage	37,394	31,176	36,015
Insurance premiums	58,809	34,818	61,633
Miscellaneous	49,528	18,239	57,547
TOTAL EXPENSES	48,379,198	18,985,427	33,185,352
Waivers (Note 5):
Waiver of investment adviser fee	(8,189,143)	(5,812,657)	(9,636,338)
Waiver of administrative personnel and services fee	(328,855)	(172,180)	(318,429)
Waiver of shareholder services fee--Institutional Shares	(11,368,980)	--	--
Waiver of shareholder services fee--Institutional Capital Shares	(384,687)	(1,166,074)	(950,309)
Reimbursement of shareholder services fee- Institutional Capital Shares	--	--	(188,804)
TOTAL WAIVERS	(20,271,665)	(7,150,911)	(11,093,880)
Net expenses	28,107,533	11,834,516	22,091,472
Net investment income	397,053,749	146,978,865	387,173,238
Net realized loss on investments	--	(101,081)	--
Change in net assets resulting from operations	$397,053,749	$146,877,784	$387,173,238

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2006

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$156,468,804	$490,592,807	$566,111,764
Expenses:
Investment adviser fee (Note 5)	7,047,225	21,797,830	26,078,224
Administrative personnel and services fee (Note 5)	2,805,780	8,677,639	10,382,153
Account administration fee--Institutional Service Shares	--	147	55,780
Account administration fee--Institutional Capital Shares	--	380	--
Account administration fee--Trust Shares	--	--	1,625,445
Custodian fees	202,344	505,305	523,265
Transfer and dividend disbursing agent fees and expenses	610,443	210,474	158,065
Directors'/Trustees' fees	29,070	84,519	101,670
Auditing fees	19,431	16,735	16,736
Legal fees	3,164	11,021	11,496
Portfolio accounting fees	190,979	188,382	200,344
Distribution services fee--Trust Shares (Note 5)	--	--	1,628,506
Shareholder services fee--Institutional Shares (Note 5)	3,214,009	--	11,459,465
Shareholder services fee--Institutional Service Shares (Note 5)	2,369,550	3,627,295	13,400,562
Shareholder services fee--Institutional Capital Shares (Note 5)	1,774,294	2,688,268	1,614,992
Share registration costs	140,211	271,380	247,005
Printing and postage	8,075	15,713	19,883
Insurance premiums	29,865	58,244	77,674
Miscellaneous	6,494	28,684	54,725
TOTAL EXPENSES	18,450,934	38,182,016	67,655,990
Waivers (Note 5):
Waiver of investment adviser fee	(5,340,791)	(12,433,605)	(10,708,341)
Waiver of administrative personnel and services fee	(120,787)	(372,666)	(446,349)
Waiver of shareholder services fee--Institutional Shares	(3,214,009)	--	(11,459,465)
Waiver of shareholder services fee--Institutional Capital Shares	(947,009)	(1,338,508)	(835,249)
TOTAL WAIVERS	(9,622,596)	(14,144,779)	(23,449,404)
Net expenses	8,828,338	24,037,237	44,206,586
Net investment income	$147,640,466	$466,555,570	$521,905,178

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Government Obligations Fund		Municipal Obligations Fund
Year Ended July 31	2006	2005	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$397,053,749	$172,438,416	$146,978,865	$64,788,270
Net realized gain (loss) on investments	--	--	(101,081)	20,299
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	397,053,749	172,438,416	146,877,784	64,808,569
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(256,450,437)	(114,471,130)	(101,730,945)	(47,775,366)
Institutional Service Shares	(122,791,609)	(55,404,715)	(16,628,052)	(7,591,909)
Institutional Capital Shares	(14,901,586)	(1,950,254)	(28,618,336)	(9,430,661)
Trust Shares	(2,835,807)	(624,264)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(396,979,439)	(172,450,363)	(146,977,333)	(64,797,936)
Share Transactions:
Proceeds from sale of shares	121,622,215,277	87,120,054,501	52,382,943,955	38,273,423,295
Net asset value of shares issued to shareholders in payment of distributions declared	214,926,107	89,911,597	121,331,427	48,697,843
Cost of shares redeemed	(120,077,728,527)	(86,572,564,132)	(52,255,060,210)	(36,351,113,204)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,759,412,857	637,401,966	249,215,172	1,971,007,934
Change in net assets	1,759,487,167	637,390,019	249,115,623	1,971,018,567
Net Assets:
Beginning of period	8,835,299,251	8,197,909,232	4,744,426,073	2,773,407,506
End of period	$10,594,786,418	$8,835,299,251	$4,993,541,696	$4,744,426,073
Undistributed (distributions in excess of) net investment income	$106,400	$32,090	$(4,595)	$(6,127)

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Prime Cash Obligations Fund		Prime Management Obligations Fund
Year Ended July 31	2006	2005	2006	2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$387,173,238	$179,236,149	$147,640,466	$42,769,974
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(282,500,044)	(132,849,543)	(74,352,557)	(30,528,332)
Institutional Service Shares	(67,668,841)	(33,866,842)	(38,571,323)	(5,972,619)
Institutional Capital Shares	(37,023,256)	(12,479,601)	(34,589,344)	(6,375,373)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(387,192,141)	(179,195,986)	(147,513,224)	(42,876,324)
Share Transactions:
Proceeds from sale of shares	85,644,582,220	78,137,296,623	26,136,821,666	18,299,194,935
Net asset value of shares issued to shareholders in payment of distributions declared	210,361,380	84,355,486	132,777,852	35,438,738
Cost of shares redeemed	(86,734,626,374)	(81,322,811,194)	(26,790,546,302)	(14,066,358,354)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(879,682,774)	(3,101,159,085)	(520,946,784)	4,268,275,319
Change in net assets	(879,701,677)	(3,101,118,922)	(520,819,542)	4,268,168,969
Net Assets:
Beginning of period	8,163,944,753	11,265,063,675	4,268,168,969	--
End of period	$7,284,243,076	$8,163,944,753	$3,747,349,427	$4,268,168,969
Undistributed (distributions in excess of) net investment income	$(26,269)	$(7,366)	$20,892	$(106,350)

1 For the period from August 11, 2004 (date of initial public investment) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Prime Value Obligations Fund		Treasury Obligations Fund
Year Ended July 31	2006	2005	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$466,555,570	$188,758,788	$521,905,178	$242,236,047
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(349,204,081)	(140,584,009)	(257,475,405)	(128,528,475)
Institutional Service Shares	(59,625,600)	(26,266,545)	(208,686,308)	(92,576,050)
Institutional Capital Shares	(57,788,318)	(21,863,896)	(31,673,738)	(13,288,865)
Trust Shares	--	--	(24,128,847)	(7,840,255)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(466,617,999)	(188,714,450)	(521,964,298)	(242,233,645)
Share Transactions:
Proceeds from sale of shares	121,377,436,367	90,434,961,145	73,461,176,690	62,185,884,386
Net asset value of shares issued to shareholders in payment of distributions declared	316,717,960	125,247,801	165,943,475	78,502,143
Cost of shares redeemed	(120,034,108,003)	(94,278,755,673)	(71,716,471,589)	(62,117,771,017)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,660,046,324	(3,718,546,727)	1,910,648,576	146,615,512
Change in net assets	1,659,983,895	(3,718,502,389)	1,910,589,456	146,617,914
Net Assets:
Beginning of period	8,231,709,308	11,950,211,697	12,050,149,804	11,903,531,890
End of period	$9,891,693,203	$8,231,709,308	$13,960,739,260	$12,050,149,804
Distributions in excess of net investment income	$(74,285)	$(11,856)	$(59,120)	$--

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2006

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

Effective January 18, 2005, Government Obligations Fund began offering Institutional Capital Shares.

Effective August 11, 2004, Prime Management Obligations Fund began offering Institutional Shares.

Effective January 18, 2005, Prime Management Obligations Fund began offering Institutional Service Shares and Institutional Capital Shares.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and the Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercise "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Funds' Board of Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	102,883,407,350	$102,883,407,350	68,840,529,646	$68,840,529,646
Shares issued to shareholders in payment of distributions declared	137,243,183	137,243,183	59,531,634	59,531,634
Shares redeemed	(102,122,900,107)	(102,122,900,107)	(68,312,442,051)	(68,312,442,051)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	897,750,426	$897,750,426	587,619,229	$587,619,229

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	17,728,529,559	$17,728,529,559	17,692,054,657	$17,692,054,657
Shares issued to shareholders in payment of distributions declared	62,429,858	62,429,858	28,370,500	28,370,492
Shares redeemed	(17,057,295,017)	(17,057,295,017)	(17,997,158,534)	(17,997,158,534)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	733,664,400	$733,664,400	(276,733,377)	$(276,733,385)

	Year Ended 7/31/2006		Period Ended 7/31/2005 [1]
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	571,379,890	$571,379,890	397,007,718	$397,007,718
Shares issued to shareholders in payment of distributions declared	14,800,977	14,800,977	1,953,531	1,953,531
Shares redeemed	(507,373,473)	(507,373,473)	(100,339,738)	(100,339,738)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	78,807,394	$78,807,394	298,621,511	$298,621,511

Year Ended July 31	2006		2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	438,898,478	$438,898,478	190,462,480	$190,462,480
Shares issued to shareholders in payment of distributions declared	452,089	452,089	55,940	55,940
Shares redeemed	(390,159,930)	(390,159,930)	(162,623,809)	(162,623,809)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	49,190,637	$49,190,637	27,894,611	$27,894,611
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,759,412,857	1,759,412,857	637,401,974	637,401,966

	Municipal Obligations Fund
Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	45,999,768,480	$45,999,768,480	32,377,793,944	$32,377,793,944
Shares issued to shareholders in payment of distributions declared	81,476,882	81,476,882	34,837,487	34,837,487
Shares redeemed	(45,631,011,465)	(45,631,011,465)	(31,516,352,148)	(31,516,352,148)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	450,233,897	$450,233,897	896,279,283	$896,279,283

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,884,342,195	$1,884,342,195	2,119,536,078	$2,119,536,078
Shares issued to shareholders in payment of distributions declared	13,961,548	13,961,548	6,196,601	6,196,601
Shares redeemed	(1,919,661,907)	(1,919,661,907)	(1,847,370,660)	(1,847,370,660)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(21,358,164)	$(21,358,164)	278,362,019	$278,362,019

Year Ended July 31	2006		2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,498,833,280	$4,498,833,280	3,776,093,273	$3,776,093,273
Shares issued to shareholders in payment of distributions declared	25,892,997	25,892,997	7,663,755	7,663,755
Shares redeemed	(4,704,386,838)	(4,704,386,838)	(2,987,390,396)	(2,987,390,396)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(179,660,561)	$(179,660,561)	796,366,632	$796,366,632
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	249,215,172	$249,215,172	1,971,007,934	$1,971,007,934

	Prime Cash Obligations Fund
Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	70,536,994,017	$70,536,994,017	63,323,840,572	$63,323,840,572
Shares issued to shareholders in payment of distributions declared	161,355,050	161,355,050	65,451,824	65,451,824
Shares redeemed	(72,008,871,373)	(72,008,871,373)	(66,320,572,743)	(66,320,572,743)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,310,522,306)	$(1,310,522,306)	(2,931,280,347)	$(2,931,280,347)

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,566,795,860	$10,566,795,860	11,309,022,977	$11,309,022,977
Shares issued to shareholders in payment of distributions declared	18,223,345	18,223,345	9,050,906	9,050,906
Shares redeemed	(10,432,734,748)	(10,432,734,748)	(11,562,653,146)	(11,562,653,146)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	152,284,457	$152,284,457	(244,579,263)	$(244,579,263)

Year Ended July 31	2006		2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,540,792,343	$4,540,792,343	3,504,433,074	$3,504,433,074
Shares issued to shareholders in payment of distributions declared	30,782,985	30,782,985	9,852,756	9,852,756
Shares redeemed	(4,293,020,253)	(4,293,020,253)	(3,439,585,305)	(3,439,585,305)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	278,555,075	$278,555,075	74,700,525	$74,700,525
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(879,682,774)	$(879,682,774)	(3,101,159,085)	$(3,101,159,085)

	Prime Management Obligations Fund
	Year Ended 7/31/2006		Period Ended 7/31/2005 [2]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	22,720,652,458	$22,720,652,458	15,711,474,555	$15,711,474,555
Shares issued to shareholders in payment of distributions declared	60,837,635	60,837,635	23,392,394	23,392,394
Shares redeemed	(23,433,559,021)	(23,433,559,021)	(13,096,706,296)	(13,096,706,296)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(652,068,928)	$(652,068,928)	2,638,160,653	$2,638,160,653

	Year Ended 7/31/2006		Period Ended 7/31/2005 [1]
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,122,765,191	$1,122,765,191	1,110,524,614	$1,110,524,614
Shares issued to shareholders in payment of distributions declared	37,377,237	37,377,237	5,702,788	5,702,788
Shares redeemed	(945,873,165)	(945,873,165)	(303,339,927)	(303,339,927)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	214,269,263	$214,269,263	812,887,475	$812,887,475

	Year Ended 7/31/2006		Period Ended 7/31/2005 [1]
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,293,404,017	$2,293,404,017	1,477,195,766	$1,477,195,766
Shares issued to shareholders in payment of distributions declared	34,562,980	34,562,980	6,343,556	6,343,556
Shares redeemed	(2,411,114,116)	(2,411,114,116)	(666,312,131)	(666,312,131)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(83,147,119)	$(83,147,119)	817,227,191	$817,227,191
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(520,946,784)	$(520,946,784)	4,268,275,319	$4,268,275,319

	Prime Value Obligations Fund
Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	103,692,917,824	$103,692,917,824	78,613,332,108	$78,613,332,108
Shares issued to shareholders in payment of distributions declared	246,934,132	246,934,132	95,726,452	95,726,452
Shares redeemed	(103,030,683,708)	(103,030,683,708)	(82,412,070,061)	(82,412,070,061)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	909,168,248	$909,168,248	(3,703,011,501)	$(3,703,011,501)

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,825,236,442	$6,825,236,442	5,432,893,340	$5,432,893,340
Shares issued to shareholders in payment of distributions declared	46,250,432	46,250,432	19,368,337	19,368,337
Shares redeemed	(6,378,794,460)	(6,378,794,460)	(5,753,378,607)	(5,753,378,607)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	492,692,414	$492,692,414	(301,116,930)	$(301,116,930)

Year Ended July 31	2006		2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	10,859,282,101	$10,859,282,101	6,388,735,697	$6,388,735,697
Shares issued to shareholders in payment of distributions declared	23,533,396	23,533,396	10,153,012	10,153,012
Shares redeemed	(10,624,629,835)	(10,624,629,835)	(6,113,307,005)	(6,113,307,005)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	258,185,662	$258,185,662	285,581,704	$285,581,704
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,660,046,324	$1,660,046,324	(3,718,546,727)	$(3,718,546,727)

	Treasury Obligations Fund
Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	44,165,575,744	$44,165,575,744	33,844,927,635	$33,844,927,635
Shares issued to shareholders in payment of distributions declared	122,359,876	122,359,876	59,642,933	59,642,933
Shares redeemed	(43,601,649,250)	(43,601,649,250)	(33,729,830,302)	(33,729,830,302)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	686,286,370	$686,286,370	174,740,266	$174,740,266

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	22,364,859,502	$22,364,859,502	20,751,297,064	$20,751,297,064
Shares issued to shareholders in payment of distributions declared	38,022,724	38,022,724	16,731,340	16,731,340
Shares redeemed	(21,936,217,537)	(21,936,217,537)	(20,487,277,725)	(20,487,277,725)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	466,664,689	$466,664,689	280,750,679	$280,750,679

Year Ended July 31	2006		2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,366,080,952	$5,366,080,952	5,303,145,483	$5,303,145,483
Shares issued to shareholders in payment of distributions declared	3,868,188	3,868,188	1,116,708	1,116,708
Shares redeemed	(4,955,300,921)	(4,955,300,921)	(5,553,358,330)	(5,553,358,330)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	414,648,219	$414,648,219	(249,096,139)	$(249,096,139)

Year Ended July 31	2006		2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,564,660,492	$1,564,660,492	2,286,514,204	$2,286,514,204
Shares issued to shareholders in payment of distributions declared	1,692,687	1,692,687	1,011,162	1,011,162
Shares redeemed	(1,223,303,881)	(1,223,303,881)	(2,347,304,660)	(2,347,304,660)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	343,049,298	$343,049,298	(59,779,294)	$(59,779,294)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,910,648,576	$1,910,648,576	146,615,512	$146,615,512

1 For period from January 18, 2005 (start of performance) to July 31, 2005.

2 For period from August 11, 2004 (start of performance) to July 31, 2005.

4. FEDERAL TAX INFORMATION

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended July 31, 2006 and 2005 was as follows:

	2006		2005
	Tax-Exempt Income	Ordinary Income [1]	Tax-Exempt Income	Ordinary Income [1]
Government Obligations Fund	--	$396,979,439	--	$172,450,363
Municipal Obligations Fund	$146,977,333	--	$64,797,936	--
Prime Cash Obligation Fund	--	$387,192,141	--	$179,195,986
Prime Management Obligations Fund	--	$147,513,224	--	$ 42,876,324
Prime Value Obligations Fund	--	$466,617,999	--	$188,714,450
Treasury Obligations Fund	--	$521,964,298	--	$242,233,645

1 For tax purposes short-term capital gain distributions are considered as ordinary income distributions.

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Dividend Payable	Capital Loss Carryforward	Current year post October loss deferral
Government Obligations Fund	--	$ 18,717,772	$(18,611,370)	--	--
Municipal Obligations Fund	$1,525,925	--	$ (1,530,520)	$(15,340)	$(114,328)
Prime Cash Obligations Fund	--	$14,766,216	$(14,792,485)	--	--
Prime Management Obligations Fund	--	$ 1,575,391	$ (1,554,499)	--	--
Prime Value Obligations Fund	--	$14,451,963	$(14,526,248)	--	--
Treasury Obligations Fund	--	$ 38,627,237	$(38,686,356)	--	--

At July 31, 2006, the Municipal Obligations Fund had capital loss carryforwards of $15,340 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2013.

The Municipal Obligations Fund used capital loss carryforwards of $13,247 to offset taxable capital gains realized during the year ended July 31, 2006.

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2006, for federal income tax purposes, post October losses of $114,328 were deferred to August 1, 2006 for Municipal Obligations Fund.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of each Funds' average daily net assets.

The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

For the year ended July 31, 2006, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$ 8,189,143
Municipal Obligations Fund	$ 5,812,657
Prime Cash Obligations Fund	$ 9,636,338
Prime Management Obligations Fund	$ 5,340,791
Prime Value Obligations Fund	$12,433,605
Treasury Obligations Fund	$10,708,341

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of each Fund.

Distribution Services Fee

Government Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Government Obligations Fund and Treasury Obligations Fund may incur distribution expenses of 0.25% of the average daily net assets of the Fund's Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Funds may pay fees to FSC and FSC will use the fees to compensate financial intermediaries.

For the year ended July 31, 2006, FSC retained $9,487 of fees paid by Treasury Obligations Fund, and did not retain any fees paid by the Government Obligations Fund.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time.

For the year ended July 31, 2006, FSSC voluntarily waived the following fees:

Fund	Shareholder Services Fee Waiver
Government Obligations Fund	$11,753,667
Municipal Obligations Fund	$ 1,166,074
Prime Cash Obligations Fund	$ 950,309
Prime Management Obligations Fund	$ 4,161,018
Prime Value Obligations Fund	$ 1,338,508
Treasury Obligations Fund	$12,294,714

For the year ended July 31, 2006, FSSC received the following fees paid by the Funds:

Fund	Shareholder Services Fees Received
Government Obligations Fund	$15,466
Prime Cash Obligations Fund	$24,081
Prime Value Obligations Fund	$33,676
Treasury Obligations Fund	$ 27,914

For the year ended July 31, 2006, FSSC did not receive any fees paid by Municipal Obligations Fund and Prime Management Obligations Fund. For the year ended July 31, 2006, Institutional Shares for Municipal Obligations Fund, Prime Cash Obligations Fund, and Prime Value Obligations Fund did not incur a shareholder services fee.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee of Prime Cash Obligations Fund's Institutional Capital Shares. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $188,804 for the year ended July 31, 2006.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2006, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$7,698,355,000	$12,397,527,000

6. CONCENTRATION OF CREDIT RISK

A substantial part of the portfolios of Prime Cash Obligations Fund and Prime Value Obligations Fund may be comprised of obligations of banks. As a result, these funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At July 31, 2006, 100.0% of the distributions from net investment income for the Municipal Obligations Fund are exempt from federal income tax, other than the federal AMT.

For the fiscal year ended July 31, 2006, 99.12% and 100.0% of dividends paid by the Prime Management Obligations Fund and Treasury Obligations Fund, respectively, are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)

On August 18, 2006, the Funds' Trustees, upon the recommendation of the Audit Committee, and completion of the audit for July 31, 2006, appointed KPMG LLP (KPMG) as the Funds' independent registered public accounting firm for the fiscal year ending July 31, 2007. The Funds' previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The previous reports issued by D&T on the Funds' financial statements for the fiscal years ended July 31, 2005 and July 31, 2006, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended July 31, 2005 and July 31, 2006: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with the reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicted above, the Funds have appointed KPMG as the independent registered public accounting firm to audit the Funds' financial statements for the fiscal year ending July 31, 2007. During the Funds' fiscal years ended July 31, 2005 and July 31, 2006 and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Funds nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS FUND, MUNICIPAL OBLIGATIONS FUND, PRIME CASH OBLIGATIONS FUND, PRIME MANAGEMENT OBLIGATIONS FUND, PRIME VALUE OBLIGATIONS FUND, AND TREASURY OBLIGATIONS FUND FOR THE INSTITUTIONAL CAPITAL SHARES:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Value Obligations Fund, and Treasury Obligations Fund (collectively the "Funds") (portfolios of the Money Market Obligations Trust) as of July 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, other auditing procedures were performed. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2006, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 22, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; Controller of Federated Investors, Inc.; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill has been Government Obligations Fund's and Treasury Obligation Fund's Portfolio Manager since July 1993. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

PRIME CASH OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

PRIME MANAGEMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

PRIME VALUE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies, if any, relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-341-7400. Report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select a Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of a Fund, or by selecting the name of a Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919809
Cusip 608919841
Cusip 60934N633
Cusip 60934N591
Cusip 60934N567
Cusip 60934N823

25717 (9/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2006

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations
Government Obligations Fund
July 31, 2002	$1.00	0.022	--		0.022
July 31, 2003	$1.00	0.013	--		0.013
July 31, 2004	$1.00	0.009	--		0.009
July 31, 2005	$1.00	0.022	--		0.022
July 31, 2006	$1.00	0.042	--		0.042

Government Obligations Tax-Managed Fund
July 31, 2002	$1.00	0.021	0.001		0.022
July 31, 2003	$1.00	0.013	--		0.013
July 31, 2004	$1.00	0.009	--		0.009
July 31, 2005	$1.00	0.022	--		0.022
July 31, 2006	$1.00	0.041	--		0.041

Municipal Obligations Fund
July 31, 2002	$1.00	0.018	--		0.018
July 31, 2003	$1.00	0.012	--		0.012
July 31, 2004	$1.00	0.009	(0.000	) [3]	0.009
July 31, 2005	$1.00	0.018	0.000	[3]	0.018
July 31, 2006	$1.00	0.030	(0.000	) [3]	0.030

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.022)	--	(0.022)	$1.00	2.23%		0.20%	2.19%	0.34%		$7,380,640
(0.013)	--	(0.013)	$1.00	1.30%		0.20%	1.30%	0.34%		$6,166,411
(0.009)	--	(0.009)	$1.00	0.92%		0.20%	0.91%	0.34%		$5,134,296
(0.022)	--	(0.022)	$1.00	2.20%		0.20%	2.17%	0.34%		$5,721,965
(0.042)	--	(0.042)	$1.00	4.30%		0.20%	4.22%	0.28%		$6,619,952

(0.021)	(0.001)	(0.022)	$1.00	2.22%		0.20%	2.16%	0.34%		$1,798,217
(0.013)	--	(0.013)	$1.00	1.26%		0.20%	1.25%	0.34%		$1,521,953
(0.009)	--	(0.009)	$1.00	0.89%		0.20%	0.88%	0.35%		$1,159,503
(0.022)	--	(0.022)	$1.00	2.17%		0.20%	2.15%	0.34%		$1,206,111
(0.041)	--	(0.041)	$1.00	4.21%		0.20%	4.15%	0.29%		$1,556,092

(0.018)	--	(0.018)	$1.00	1.79%		0.18%	1.68%	0.13%		$856,839
(0.012)	--	(0.012)	$1.00	1.25%		0.18%	1.19%	0.12%		$1,570,532
(0.009)	--	(0.009)	$1.00	0.94%		0.18%	0.94%	0.12%		$2,144,468
(0.018)	--	(0.018)	$1.00	1.82%		0.18%	1.85%	0.13%		$3,040,759
(0.030)	--	(0.030)	$1.00	3.01%		0.18%	2.99%	0.12%		$3,490,983

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments
Prime Cash Obligations Fund
July 31, 2002	$1.00	0.023	--
July 31, 2003	$1.00	0.014	--
July 31, 2004	$1.00	0.010	--
July 31, 2005	$1.00	0.022	--
July 31, 2006	$1.00	0.043	--

Prime Management Obligations Fund
July 31, 2005 [3]	$1.00	0.024	--
July 31, 2006	$1.00	0.043	--

Prime Obligations Fund
July 31, 2002	$1.00	0.023	--
July 31, 2003	$1.00	0.014	(0.000	) [5]
July 31, 2004	$1.00	0.010	0.000	[5]
July 31, 2005	$1.00	0.022	0.000	[5]
July 31, 2006	$1.00	0.042	0.000	[5]

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Reflects operations for the period from August 11, 2004 (date of initial public investment) to July 31, 2005.

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return	[1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

0.023	(0.023)	$1.00	2.34%		0.18%		2.25%		0.11%		$8,219,465
0.014	(0.014)	$1.00	1.37%		0.18%		1.34%		0.11%		$9,986,839
0.010	(0.010)	$1.00	0.99%		0.18%		0.98%		0.11%		$8,605,478
0.022	(0.022)	$1.00	2.26%		0.18%		2.15%		0.11%		$5,674,270
0.043	(0.043)	$1.00	4.36%		0.18%		4.21%		0.11%		$4,363,938

0.024	(0.024)	$1.00	2.39%		0.13%	[4]	2.82%	[4]	0.45%	[4]	$2,638,079
0.043	(0.043)	$1.00	4.38%		0.16%		4.26%		0.34%		$1,986,138

0.023	(0.023)	$1.00	2.32%		0.20%		2.21%		0.34%		$20,707,206
0.014	(0.014)	$1.00	1.36%		0.20%		1.34%		0.34%		$20,110,135
0.010	(0.010)	$1.00	0.97%		0.20%		0.96%		0.34%		$16,519,436
0.022	(0.022)	$1.00	2.24%		0.20%		2.19%		0.34%		$15,600,659
0.042	(0.042)	$1.00	4.33%		0.20%		4.24%		0.28%		$15,151,070

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations
Prime Value Obligations Fund
July 31, 2002	$1.00	0.024	--		0.024
July 31, 2003	$1.00	0.014	--		0.014
July 31, 2004	$1.00	0.010	--		0.010
July 31, 2005	$1.00	0.023	--		0.023
July 31, 2006	$1.00	0.043	--		0.043

Tax-Free Obligations Fund
July 31, 2002	$1.00	0.016	0.000	[3]	0.016
July 31, 2003	$1.00	0.011	(0.000	) [3]	0.011
July 31, 2004	$1.00	0.008	0.000	[3]	0.008
July 31, 2005	$1.00	0.017	(0.000	) [3]	0.017
July 31, 2006	$1.00	0.029	(0.000	) [3]	0.029

Treasury Obligations Fund
July 31, 2002	$1.00	0.020	0.001		0.021
July 31, 2003	$1.00	0.013	0.000	[3]	0.013
July 31, 2004	$1.00	0.009	--		0.009
July 31, 2005	$1.00	0.021	--		0.021
July 31, 2006	$1.00	0.041	--		0.041

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

							Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.024)	--		(0.024)	$1.00	2.39%		0.17%	2.28%	0.12%		$7,967,856
(0.014)	--		(0.014)	$1.00	1.41%		0.17%	1.38%	0.12%		$10,410,998
(0.010)	--		(0.010)	$1.00	1.03%		0.17%	1.02%	0.12%		$9,502,207
(0.023)	--		(0.023)	$1.00	2.30%		0.17%	2.17%	0.12%		$5,799,231
(0.043)	--		(0.043)	$1.00	4.40%		0.17%	4.32%	0.12%		$6,708,463

(0.016)	--		(0.016)	$1.00	1.65%		0.20%	1.59%	0.34%		$5,265,275
(0.011)	--		(0.011)	$1.00	1.14%		0.20%	1.12%	0.34%		$6,143,476
(0.008)	--		(0.008)	$1.00	0.85%		0.20%	0.85%	0.34%		$6,249,045
(0.017)	--		(0.017)	$1.00	1.75%		0.20%	1.78%	0.34%		$8,460,989
(0.029)	--		(0.029)	$1.00	2.91%		0.20%	2.82%	0.29%		$5,941,736

(0.020)	(0.001)		(0.021)	$1.00	2.17%		0.20%	2.04%	0.34%		$7,484,039
(0.013)	(0.000	) [3]	(0.013)	$1.00	1.27%		0.20%	1.25%	0.34%		$5,085,604
(0.009)	--		(0.009)	$1.00	0.86%		0.20%	0.85%	0.34%		$5,558,392
(0.021)	--		(0.021)	$1.00	2.12%		0.20%	2.12%	0.34%		$5,733,139
(0.041)	--		(0.041)	$1.00	4.20%		0.20%	4.14%	0.27%		$6,419,380

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Government Obligations Fund
July 31, 2002	$1.00	0.020	--		0.020	(0.020)
July 31, 2003	$1.00	0.010	--		0.010	(0.010)
July 31, 2004	$1.00	0.007	--		0.007	(0.007)
July 31, 2005	$1.00	0.019	--		0.019	(0.019)
July 31, 2006	$1.00	0.040	--		0.040	(0.040)

Government Obligations Tax-Managed Fund
July 31, 2002	$1.00	0.018	0.001		0.019	(0.018)
July 31, 2003	$1.00	0.010	--		0.010	(0.010)
July 31, 2004	$1.00	0.006	--		0.006	(0.006)
July 31, 2005	$1.00	0.019	--		0.019	(0.019)
July 31, 2006	$1.00	0.039	--		0.039	(0.039)

Municipal Obligations Fund
July 31, 2002	$1.00	0.015	--		0.015	(0.015)
July 31, 2003	$1.00	0.010	--		0.010	(0.010)
July 31, 2004	$1.00	0.007	(0.000	) [3]	0.007	(0.007)
July 31, 2005	$1.00	0.016	0.000	[3]	0.016	(0.016)
July 31, 2006	$1.00	0.027	(0.000	) [3]	0.027	(0.027)

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

--	(0.020)	$1.00	1.97%		0.45%	1.92%	0.09%		$3,820,479
--	(0.010)	$1.00	1.05%		0.45%	1.05%	0.09%		$3,621,295
--	(0.007)	$1.00	0.67%		0.45%	0.66%	0.09%		$3,036,452
--	(0.019)	$1.00	1.95%		0.45%	1.91%	0.09%		$2,759,651
--	(0.040)	$1.00	4.04%		0.45%	3.99%	0.09%		$3,493,161

(0.001)	(0.019)	$1.00	1.97%		0.45%	1.88%	0.09%		$2,260,128
--	(0.010)	$1.00	1.01%		0.45%	1.00%	0.09%		$1,996,288
--	(0.006)	$1.00	0.64%		0.45%	0.63%	0.10%		$1,756,992
--	(0.019)	$1.00	1.92%		0.45%	1.90%	0.09%		$1,797,876
--	(0.039)	$1.00	3.96%		0.45%	3.90%	0.10%		$2,010,881

--	(0.015)	$1.00	1.53%		0.43%	1.54%	0.13%		$258,515
--	(0.010)	$1.00	1.00%		0.43%	1.00%	0.12%		$302,262
--	(0.007)	$1.00	0.69%		0.43%	0.69%	0.12%		$363,595
--	(0.016)	$1.00	1.57%		0.43%	1.63%	0.13%		$641,950
--	(0.027)	$1.00	2.75%		0.43%	2.72%	0.12%		$620,552

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments
Prime Cash Obligations Fund
July 31, 2002	$1.00	0.021	--
July 31, 2003	$1.00	0.011	--
July 31, 2004	$1.00	0.007	--
July 31, 2005	$1.00	0.020	--
July 31, 2006	$1.00	0.040	--

Prime Management Obligations Fund
July 31, 2005 [3]	$1.00	0.014	--
July 31, 2006	$1.00	0.040	--

Prime Obligations Fund
July 31, 2002	$1.00	0.020	--
July 31, 2003	$1.00	0.011	(0.000	) [5]
July 31, 2004	$1.00	0.007	0.000	[5]
July 31, 2005	$1.00	0.020	0.000	[5]
July 31, 2006	$1.00	0.040	0.000	[5]

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (date of initial public investment) to July 31, 2005.

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return	[1]	Net Expenses	Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

0.021	(0.021)	$1.00	2.08%		0.43%	1.97%		0.11%		$2,092,235
0.011	(0.011)	$1.00	1.12%		0.43%	1.11%		0.11%		$1,960,635
0.007	(0.007)	$1.00	0.74%		0.43%	0.73%		0.11%		$2,025,081
0.020	(0.020)	$1.00	2.00%		0.43%	1.94%		0.11%		$1,780,479
0.040	(0.040)	$1.00	4.10%		0.43%	3.98%		0.11%		$1,932,607

0.014	(0.014)	$1.00	1.40%		0.38% [4]	2.87%	[4]	0.20%	[4]	$812,886
0.040	(0.040)	$1.00	4.13%		0.41%	4.07%		0.16%		$1,027,151

0.020	(0.020)	$1.00	2.06%		0.45%	2.06%		0.09%		$6,020,704
0.011	(0.011)	$1.00	1.11%		0.45%	1.11%		0.09%		$4,789,142
0.007	(0.007)	$1.00	0.72%		0.45%	0.71%		0.09%		$4,824,570
0.020	(0.020)	$1.00	1.99%		0.45%	1.96%		0.09%		$5,727,774
0.040	(0.040)	$1.00	4.07%		0.45%	4.02%		0.09%		$5,827,992

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations
Prime Value Obligations Fund
July 31, 2002	$1.00	0.021	--		0.021
July 31, 2003	$1.00	0.012	--		0.012
July 31, 2004	$1.00	0.008	--		0.008
July 31, 2005	$1.00	0.020	--		0.020
July 31, 2006	$1.00	0.041	--		0.041

Tax-Free Obligations Fund
July 31, 2002	$1.00	0.014	0.000	[3]	0.014
July 31, 2003	$1.00	0.009	(0.000	) [3]	0.009
July 31, 2004	$1.00	0.006	0.000	[3]	0.006
July 31, 2005	$1.00	0.015	(0.000	) [3]	0.015
July 31, 2006	$1.00	0.026	(0.000	) [3]	0.026

Treasury Obligations Fund
July 31, 2002	$1.00	0.018	0.001		0.019
July 31, 2003	$1.00	0.010	0.000	[3]	0.010
July 31, 2004	$1.00	0.006	--		0.006
July 31, 2005	$1.00	0.019	--		0.019
July 31, 2006	$1.00	0.039	--		0.039

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

							Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.021)	--		(0.021)	$1.00	2.13%		0.42%	2.12%	0.12%		$966,996
(0.012)	--		(0.012)	$1.00	1.16%		0.42%	1.15%	0.12%		$1,369,542
(0.008)	--		(0.008)	$1.00	0.77%		0.42%	0.77%	0.12%		$1,564,255
(0.020)	--		(0.020)	$1.00	2.05%		0.42%	1.98%	0.12%		$1,263,130
(0.041)	--		(0.041)	$1.00	4.14%		0.42%	4.11%	0.12%		$1,755,737

(0.014)	--		(0.014)	$1.00	1.40%		0.45%	1.37%	0.09%		$2,076,385
(0.009)	--		(0.009)	$1.00	0.89%		0.45%	0.88%	0.09%		$2,054,523
(0.006)	--		(0.006)	$1.00	0.60%		0.45%	0.60%	0.09%		$1,787,740
(0.015)	--		(0.015)	$1.00	1.50%		0.45%	1.53%	0.09%		$2,073,222
(0.026)	--		(0.026)	$1.00	2.65%		0.45%	2.61%	0.09%		$2,066,260

(0.018)	(0.001)		(0.019)	$1.00	1.91%		0.45%	1.83%	0.09%		$5,519,235
(0.010)	(0.000)	[3]	(0.010)	$1.00	1.02%		0.45%	0.95%	0.09%		$5,770,025
(0.006)	--		(0.006)	$1.00	0.61%		0.45%	0.60%	0.09%		$4,965,031
(0.019)	--		(0.019)	$1.00	1.87%		0.45%	1.85%	0.09%		$5,245,762
(0.039)	--		(0.039)	$1.00	3.94%		0.45%	3.87%	0.09%		$5,712,346

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INSTITUTIONAL SHARES

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,023.50	$1.00
Government Obligations Tax-Managed Fund	$1,000	$1,023.10	$1.00
Municipal Obligations Fund	$1,000	$1,016.40	$0.90
Prime Cash Obligations Fund	$1,000	$1,023.80	$0.90
Prime Management Obligations Fund	$1,000	$1,023.90	$0.80
Prime Obligations Fund	$1,000	$1,023.70	$1.00
Prime Value Obligations Fund	$1,000	$1,023.90	$0.85
Tax-Free Obligations Fund	$1,000	$1,015.90	$1.00
Treasury Obligations Fund	$1,000	$1,023.00	$1.00
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,023.80	$1.00
Government Obligations Tax-Managed Fund	$1,000	$1,023.80	$1.00
Municipal Obligations Fund	$1,000	$1,023.90	$0.90
Prime Cash Obligations Fund	$1,000	$1,023.90	$0.90
Prime Management Obligations Fund	$1,000	$1,024.00	$0.80
Prime Obligations Fund	$1,000	$1,023.80	$1.00
Prime Value Obligations Fund	$1,000	$1,023.95	$0.85
Tax-Free Obligations Fund	$1,000	$1,023.80	$1.00
Treasury Obligations Fund	$1,000	$1,023.80	$1.00

1 Expenses are equal to the Funds' Institutional Shares annualized net expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.18%
Prime Cash Obligations Fund	0.18%
Prime Management Obligations Fund	0.16%
Prime Obligations Fund	0.20%
Prime Value Obligations Fund	0.17%
Tax-Free Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

INSTITUTIONAL SERVICE SHARES

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period [2]
Actual:
Government Obligations Fund	$1,000	$1,022.20	$2.26
Government Obligations Tax-Managed Fund	$1,000	$1,021.80	$2.26
Municipal Obligations Fund	$1,000	$1,015.10	$2.15
Prime Cash Obligations Fund	$1,000	$1,022.50	$2.16
Prime Management Obligations Fund	$1,000	$1,022.70	$2.06
Prime Obligations Fund	$1,000	$1,022.40	$2.26
Prime Value Obligations Fund	$1,000	$1,022.70	$2.11
Tax-Free Obligations Fund	$1,000	$1,014.60	$2.25
Treasury Obligations Fund	$1,000	$1,021.70	$2.26
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,022.56	$2.26
Government Obligations Tax-Managed Fund	$1,000	$1,022.56	$2.26
Municipal Obligations Fund	$1,000	$1,022.66	$2.16
Prime Cash Obligations Fund	$1,000	$1,022.66	$2.16
Prime Management Obligations Fund	$1,000	$1,022.76	$2.06
Prime Obligations Fund	$1,000	$1,022.56	$2.26
Prime Value Obligations Fund	$1,000	$1,022.71	$2.11
Tax-Free Obligations Fund	$1,000	$1,022.56	$2.26
Treasury Obligations Fund	$1,000	$1,022.56	$2.26

2 Expenses are equal to the Funds' Institutional Service Shares annualized net expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.45%
Government Obligations Tax-Managed Fund	0.45%
Municipal Obligations Fund	0.43%
Prime Cash Obligations Fund	0.43%
Prime Management Obligations Fund	0.41%
Prime Obligations Fund	0.45%
Prime Value Obligations Fund	0.42%
Tax-Free Obligations Fund	0.45%
Treasury Obligations Fund	0.45%

Government Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	77.3%
U.S. Government Agency Securities	22.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	63.4%	[4]
8-30 Days	20.0%
31-90 Days	8.9%
91-180 Days	3.0%
181 Days or more	4.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 56.6% of the Fund's portfolio.

Government Obligations Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		GOVERNMENT AGENCIES--22.6%
$325,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.039% - 5.340%, 8/2/2006 - 10/4/2006	$324,920,662
220,435,000		Federal Home Loan Bank System Notes, 2.625% - 6.500%, 8/11/2006 - 6/21/2007	220,255,625
299,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.190% - 5.005%, 9/29/2006 - 5/1/2007	291,983,768
537,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.010% - 5.350%, 8/7/2006 - 9/27/2006	536,820,385
320,500,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 5.500%, 8/11/2006 - 7/9/2007	319,382,322
185,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.330%, 9/28/2006	184,861,287
84,500,000		Federal National Mortgage Association Notes, 3.875% - 4.840%, 5/15/2007 - 6/22/2007	83,715,703
436,580,500	[1]	Housing and Urban Development Floating Rate Notes, 5.708%, 8/1/2006	436,580,500
		TOTAL GOVERNMENT AGENCIES	2,398,520,252
		REPURCHASE AGREEMENTS--77.3%
195,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 5.3225%, dated 7/27/2006, under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $507,096,667 on 10/31/2006. The market value of the underlying securities at the end of the period was $512,990,020.	195,000,000
413,000,000	[3]	Interest in $900,000,000 joint repurchase agreement 5.28%, dated 7/11/2006, under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 6/15/2036 for $903,960,000 on 8/10/2006. The market value of the underlying securities at the end of the period was $926,698,636.	413,000,000
319,343,000		Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.	319,343,000
319,420,000		Interest in $1,350,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 2/22/2013 for $1,350,198,375 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,377,000,216.	319,420,000
350,000,000		Repurchase agreement 5.30%, dated 7/31/2006, under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2015 for $350,051,528 on 8/1/2006. The market value of the underlying securities at the end of the period was $357,000,824.	350,000,000
629,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2040 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,709.	629,000,000
81,250,000		Interest in $2,323,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $2,323,338,771 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,369,460,967.	81,250,000
600,000,000		Repurchase agreement 5.29%, dated 7/31/2006, under which Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/23/2035 for $600,088,167 on 8/1/2006. The market value of the underlying securities at the end of the period was $612,000,361.	600,000,000
450,000,000		Interest in $900,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $900,132,250 on 8/1/2006. The market value of the underlying securities at the end of the period was $923,148,491.	450,000,000
400,000,000	[3]	Interest in $900,000,000 joint repurchase agreement 5.28%, dated 7/14/2006, under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $903,036,000 on 8/9/2006. The market value of the underlying securities at the end of the period was $927,003,994.	400,000,000
497,165,000		Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 12/16/2045 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,005,868.	497,165,000
172,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.31%, dated 6/20/2006, under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $757,522,500 on 8/28/2006. The market value of the underlying securities at the end of the period was $772,503,322.	172,000,000
722,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 5.28%, dated 7/5/2006, under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/15/2046 for $1,004,986,667 on 8/8/2006. The market value of the underlying securities at the end of the period was $1,023,758,060.	722,000,000
804,420,000		Interest in $1,700,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $1,700,249,806 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,747,724,257.	804,420,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$20,000,000	[3]	Interest in $375,000,000 joint repurchase agreement 5.31%, dated 6/20/2006, under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $378,982,500 on 8/31/2006. The market value of the underlying securities at the end of the period was $385,895,608.	$20,000,000
25,000,000	[3]	Interest in $50,000,000 joint repurchase agreement 5.31%, dated 7/5/2006, under which Dresdner Kleinwort Wasserstein will repurchase a U.S. Government Agency security maturing on 5/15/2033 for $50,206,500 on 8/2/2006. The market value of the underlying security at the end of the period was $51,860,327.	25,000,000
150,000,000		Interest in $300,000,000 joint repurchase agreement 5.27%, dated 7/31/2006, under which Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 6/30/2023 for $300,043,917 on 8/1/2006. The market value of the underlying securities at the end of the period was $306,045,400.	150,000,000
500,000,000		Repurchase agreement 5.30%, dated 7/31/2006 under which Greenwich Capital Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2036 for $500,073,611 on 8/1/2006. The market value of the underlying securities at the end of the period was $515,003,511.	500,000,000
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which HSBC Securities (USA), Inc. will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 8/1/2036 for $1,500,220,417 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,531,931,063.	500,000,000
168,000,000		Interest in $238,000,000 joint repurchase agreement 5.10%, dated 7/31/2006, under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/31/2006 for $238,033,717 on 8/1/2006. The market value of the underlying securities at the end of the period was $242,764,447.	168,000,000
300,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which Morgan Stanley & Co. will repurchase U.S. Treasury securities with various maturities to 7/15/2013 for $2,000,291,667 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,045,228,487.	300,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement 5.20%, dated 7/31/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $100,014,444 on 8/1/2006. The market value of the underlying securities at the end of the period was $102,000,893.	25,000,000
250,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.31%, dated 6/21/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $757,522,500 on 8/28/2006. The market value of the underlying securities at the end of the period was $777,061,107.	250,000,000
300,000,000		Interest in $500,000,000 joint repurchase agreement 5.30%, dated 7/31/2006, under which WAMU Capital Corp. will repurchase U.S. Government Agency securities with various maturities to 7/20/2036 for $500,073,611 on 8/1/2006. The market value of the underlying securities at the end of the period was $510,035,110.	300,000,000
		TOTAL REPURCHASE AGREEMENTS	8,190,598,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	10,589,118,252
		OTHER ASSETS AND LIABILITIES - NET--0.1%	5,668,166
		TOTAL NET ASSETS--100%	$10,594,786,418

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

Government Obligations Tax-Managed Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
U.S. Government Agency Securities	100.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	19.8%
8-30 Days	49.9%
31-90 Days	24.7%
91-180 Days	1.8%
181 Days or more	3.9%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Tax-Managed Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		GOVERNMENT AGENCIES--100.1%
$265,000,000	[1]	Federal Farm Credit System Discount Notes, 5.100% - 5.150%, 8/2/2006 - 8/10/2006	$264,876,601
809,315,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.206% - 5.376%, 8/1/2006 - 10/13/2006	809,219,267
11,085,000		Federal Farm Credit System Notes, 2.375% - 3.750%, 10/2/2006 - 10/20/2006	11,043,576
1,933,000,000	[1]	Federal Home Loan Bank System Discount Notes, 4.935% - 5.309%, 8/1/2006 - 10/18/2006	1,927,092,025
220,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.039% - 5.380%, 8/2/2006 - 10/10/2006	219,942,016
337,950,000		Federal Home Loan Bank System Notes, 2.375% - 7.625%, 8/15/2006 - 7/13/2007	336,995,725
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [3]	3,569,169,210
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(2,196,433)
		TOTAL NET ASSETS--100%	$3,566,972,777

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	96.9%
Municipal Bonds/Notes	8.3%
Commercial Paper	2.4%
Other Assets and Liabilities--Net [2]	(7.6)%
TOTAL	100.0%

At July 31, 2006, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 days	97.7%
8-30 days	0.7%
31-90 days	2.9%
91-180 days	2.9%
181 days or more	3.4%
Other Assets and Liabilities--Net [2]	(7.6)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		SHORT-TERM MUNICIPALS--107.6% [1,2]
		Alabama--1.7%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments) Weekly VRDNs (Oxford Pointe LP)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.730%, 8/3/2006	$4,500,000
8,020,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC), 3.750%, 8/3/2006	8,020,000
4,230,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.800%, 8/3/2006	4,230,000
1,615,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 3.870%, 8/2/2006	1,615,000
17,000,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 3.730%, 8/2/2006	17,000,000
3,725,000		East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.690%, 8/3/2006	3,725,000
27,400,000		Health Care Authority for Baptist Health, AL, (Series 2006-A2) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.630%, 8/2/2006	27,400,000
8,000,000		Jefferson County, AL Sewer System, (Series 2003 B-4-Warrants) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ), 3.650%, 8/3/2006	8,000,000
4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.690%, 8/2/2006	4,175,000
6,600,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	6,600,000
		TOTAL	85,265,000
		Alaska--0.9%
1,410,000	[3,4]	Alaska Industrial Development and Export Authority, (MT-129) Weekly VRDNs (Delong Mountain Transportation System)/ (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006	1,410,000
3,750,000	[3,4]	Alaska International Airports System, MERLOTS (Series 1999I) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,750,000
9,500,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.710%, 8/3/2006	9,500,000
24,500,000		Valdez, AK Marine Terminal, (Series 1994A), 3.68% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007	24,500,000
6,015,000		Valdez, AK Marine Terminal, (Series 1994B), 3.68% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007	6,015,000
		TOTAL	45,175,000
		Arizona--0.1%
1,500,000		Coconino County, AZ Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 3.710%, 8/1/2006	1,500,000
1,000,000		Tucson, AZ IDA, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Quality Apartment Living LLC)/(FNMA LOC), 3.650%, 8/3/2006	1,000,000
650,000		Yavapai, AZ IDA, (Series 1997B) Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 3.640%, 8/3/2006	650,000
		TOTAL	3,150,000
		Arkansas--1.6%
1,000,000		Arkadelphia, AR, IDRBs Bonds (Series 1996) Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC), 3.730%, 8/3/2006	1,000,000
5,130,000		Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.720%, 8/3/2006	5,130,000
16,800,000		Blytheville, AR, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	16,800,000
34,400,000		Blytheville, AR, (Series 2002) Weekly VRDNs (Nucor Corp.), 3.760%, 8/2/2006	34,400,000
8,000,000		Crossett, AR, (Series 1997) Weekly VRDNs (Bemis Co., Inc.), 3.950%, 8/3/2006	8,000,000
7,500,000		Osceola, AR, Solid Waste Disposal Revenue Bonds (Series 2006) Weekly VRDNs (Plum Point Energy Associates LLC)/(Credit Suisse, Zurich LOC), 3.690%, 8/3/2006	7,500,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.740%, 8/3/2006	7,100,000
		TOTAL	79,930,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--5.1%
$1,700,000		California PCFA, (Series 1995A) Weekly VRDNs (Athens Disposal Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 3.670%, 8/2/2006	$1,700,000
2,325,000		California PCFA, (Series 1995A) Weekly VRDNs (Contra Costa Waste Service, Inc.)/(Bank of America N.A. LOC), 3.670%, 8/2/2006	2,325,000
1,245,000		California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	1,245,000
1,400,000		California PCFA, (Series 1997B) Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.670%, 8/2/2006	1,400,000
910,000		California PCFA, (Series 1998A) Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank LOC), 3.720%, 8/2/2006	910,000
2,400,000		California PCFA, (Series 1999A) Weekly VRDNs (Atlas Disposal Industries LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.670%, 8/2/2006	2,400,000
2,145,000		California PCFA, (Series 1999A) Weekly VRDNs (BLT Enterprises of Sacramento, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.670%, 8/2/2006	2,145,000
4,140,000		California PCFA, (Series 1999A) Weekly VRDNs (Blue Line Transfer, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.670%, 8/2/2006	4,140,000
1,880,000		California PCFA, (Series 1999B) Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.720%, 8/2/2006	1,880,000
4,705,000		California PCFA, (Series 2000A) Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.670%, 8/2/2006	4,705,000
4,475,000		California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.720%, 8/2/2006	4,475,000
1,700,000		California PCFA, (Series 2000A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	1,700,000
1,550,000		California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 3.710%, 8/3/2006	1,550,000
3,400,000		California PCFA, (Series 2001A) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 3.670%, 8/2/2006	3,400,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 3.710%, 8/3/2006	5,000,000
2,705,000		California PCFA, (Series 2001A: GreenTeam of San Jose) Weekly VRDNs (Waste Connections of California, Inc.)/(Bank of America N.A. LOC), 3.670%, 8/2/2006	2,705,000
2,000,000		California PCFA, (Series 2002) Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC), 3.710%, 8/3/2006	2,000,000
4,295,000		California PCFA, (Series 2002) Weekly VRDNs (MarBorg Industries)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.670%, 8/2/2006	4,295,000
9,900,000		California PCFA, (Series 2002A) Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.670%, 8/2/2006	9,900,000
3,365,000		California PCFA, (Series 2002A) Weekly VRDNs (California Waste Solutions, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.670%, 8/2/2006	3,365,000
4,000,000		California PCFA, (Series 2002A) Weekly VRDNs (Norcal Waste Systems, Inc.)/(Bank of America N.A. LOC), 3.670%, 8/2/2006	4,000,000
2,600,000		California PCFA, (Series 2002A) Weekly VRDNs (SANCO Services LP)/(Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	2,600,000
4,615,000		California PCFA, (Series 2002A) Weekly VRDNs (South Lake Refuse Co. LLC)/(Comerica Bank LOC), 3.720%, 8/2/2006	4,615,000
2,825,000		California PCFA, (Series 2002A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.720%, 8/2/2006	2,825,000
2,900,000		California PCFA, (Series 2003) Weekly VRDNs (Agrifab, Inc. / Vintage Dairy)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.670%, 8/2/2006	2,900,000
4,400,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 3.710%, 8/3/2006	4,400,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 3.710%, 8/3/2006	2,000,000
2,510,000		California PCFA, (Series 2003A) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.670%, 8/2/2006	2,510,000
4,000,000		California PCFA, (Series 2003A) Weekly VRDNs (Norcal Waste Systems, Inc.)/(Bank of America N.A. LOC), 3.670%, 8/2/2006	4,000,000
5,035,000		California PCFA, (Series 2003A) Weekly VRDNs (Placer County Eastern Regional Sanitary Landfill, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.670%, 8/2/2006	5,035,000
9,000,000	[3,4]	California PCFA, (Series 2004 F11J) Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP), 3.730%, 8/2/2006	9,000,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 3.710%, 8/3/2006	2,000,000
2,780,000		California PCFA, (Series 2004) Weekly VRDNs (Ag Resources III, LLC)/(Key Bank, N.A. LOC), 3.670%, 8/2/2006	2,780,000
3,965,000		California PCFA, (Series 2004A) Weekly VRDNs (Burrtec Waste Group, Inc.)/(U.S. Bank, N.A. LOC), 3.670%, 8/2/2006	3,965,000
5,570,000		California PCFA, (Series 2004A) Weekly VRDNs (MarBorg Industries)/(Wachovia Bank N.A. LOC), 3.670%, 8/2/2006	5,570,000
7,280,000		California PCFA, (Series 2005A) Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	7,280,000
4,905,000		California PCFA, (Series 2005A) Weekly VRDNs (Napa Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	4,905,000
3,170,000		California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.720%, 8/2/2006	3,170,000
11,200,000		California PCFA, (Series 2006A) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 3.670%, 8/2/2006	11,200,000
9,215,000		California PCFA, (Series 2006A) Weekly VRDNs (Burrtec Waste & Recycling Services LLC)/(Bank of America N.A. LOC), 3.670%, 8/2/2006	9,215,000
12,300,000		California PCFA, (Series 2006A) Weekly VRDNs (Burrtec Waste Group, Inc.)/(U.S. Bank, N.A. LOC), 3.670%, 8/2/2006	12,300,000
3,920,000		California PCFA, (Series 2006A) Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 3.700%, 8/2/2006	3,920,000
4,225,000		California PCFA, (Series 2006A) Weekly VRDNs (Evergreen Oil, Inc.)/(Bank of the West, San Francisco, CA LOC), 3.700%, 8/2/2006	4,225,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$3,075,000		California PCFA, (Series 2006A) Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.720%, 8/2/2006	$3,075,000
3,235,000		California PCFA, (Series 2006A) Weekly VRDNs (MarBorg Industries)/(Wachovia Bank N.A. LOC), 3.670%, 8/2/2006	3,235,000
4,115,000		California PCFA, (Series 2006A) Weekly VRDNs (Marin Sanitary Service)/(Comerica Bank LOC), 3.720%, 8/2/2006	4,115,000
1,345,000		California PCFA, (Series 2006A) Weekly VRDNs (Pena's Disposal, Inc.)/(Comerica Bank LOC), 3.720%, 8/2/2006	1,345,000
2,240,000		California PCFA, (Series 2006B) Weekly VRDNs (Desert Properties LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	2,240,000
7,000,000	[3,4]	California State, Veterans Bonds ROCs (Series 438CE) Weekly VRDNs (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.720%, 8/3/2006	7,000,000
2,500,000	[3,4]	California Statewide Communities Development Authority, (PT-2001) Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.740%, 8/3/2006	2,500,000
2,515,000		California Statewide Communities Development Authority, (Series 1996-H) Weekly VRDNs (Levecke LLC)/(Union Bank of California, N.A. LOC), 3.770%, 8/2/2006	2,515,000
25,000,000		California Statewide Communities Development Authority, (Series 2004M) Weekly VRDNs (Kaiser Permanente), 3.580%, 8/2/2006	25,000,000
5,000,000		California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 3.750%, 8/3/2006	5,000,000
11,500,000	[3,4]	GS Pool Trust Series 2006-24TP Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.740%, 8/3/2006	11,500,000
435,000		Los Angeles County, CA IDA, (Series 1991) Weekly VRDNs (Caitec Garment Processing. Inc.)/(Union Bank of California, N.A. LOC), 3.770%, 8/2/2006	435,000
9,200,000		Santa Clara County, CA Housing Authority, (Series 2005B: Timberwood Apartments) Weekly VRDNs (MP Timberwood Associates)/ (Union Bank of California, N.A. LOC), 3.740%, 8/3/2006	9,200,000
		TOTAL	252,815,000
		Colorado--2.2%
59,975,000	[3,4]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.750%, 8/2/2006	59,975,000
5,500,000	[3,4]	Denver, CO City & County Airport Authority, (PT-782) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	5,500,000
29,500,000		Denver, CO City & County Airport Authority, (Series 2004A) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Bayerische Landesbank (Guaranteed) LIQ), 3.650%, 8/2/2006	29,500,000
14,660,000	[3,4]	Denver, CO City & County Airport Authority, Merlot (Series 1997E) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	14,660,000
		TOTAL	109,635,000
		Connecticut--0.5%
1,700,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.610%, 8/2/2006	1,700,000
700,000		Connecticut Development Authority Health Care Revenue, (Series 1999) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.610%, 8/2/2006	700,000
1,575,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 1) Weekly VRDNs (AMBAC INS)/(WestLB AG (Guaranteed) LIQ), 3.670%, 8/2/2006	1,575,000
3,000,000		New Britain, CT, 5.00% BANs, 4/5/2007	3,027,034
10,000,000		New Haven, CT, 4.50% BANs, 2/15/2007	10,036,705
9,000,000		North Haven, CT, 5.00% BANs, 1/23/2007	9,056,399
		TOTAL	26,095,138
		District of Columbia--0.9%
31,000,000	[3,4]	District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.770%, 8/3/2006	31,000,000
9,644,000	[3,4]	District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.770%, 8/3/2006	9,644,000
4,100,000		District of Columbia, Enterprise Zone Revenue Bonds (Series 2004) Weekly VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC), 3.740%, 8/3/2006	4,100,000
		TOTAL	44,744,000
		Florida--2.8%
9,000,000		Alachua County, FL, IDRB's (Series 1997) Weekly VRDNs (Florida Rock Industries, Inc.)/(Bank of America N.A. LOC), 3.680%, 8/3/2006	9,000,000
9,345,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.760%, 8/3/2006	9,345,000
2,700,000		Coconut Creek, FL, (Series 2002) Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A. LOC), 3.680%, 8/3/2006	2,700,000
6,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.740%, 8/2/2006	6,500,000
7,835,000	[3,4]	Hillsborough County, FL Aviation Authority, (MT-126), 3.50% TOBs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 2/8/2007	7,835,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$11,280,000	[3,4]	Hillsborough County, FL Port District, MT-101, 3.53% TOBs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen (Guaranteed) LIQ), Optional Tender 2/15/2007	$11,280,000
190,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Refunding Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/ (Bank of America N.A. LOC), 3.640%, 8/2/2006	190,000
5,325,000	[3,4]	Miami-Dade County, FL Aviation, (PT-2713) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	5,325,000
8,700,000	[3,4]	Miami-Dade County, FL Aviation, (Rocs Series 525) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank NA, New York LIQ), 3.720%, 8/3/2006	8,700,000
7,615,000	[3,4]	Miami-Dade County, FL HFA, (PT-1349) Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006	7,615,000
70,585,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 3.740%, 8/1/2006	70,585,000
		TOTAL	139,075,000
		Georgia--0.8%
3,500,000	[3,4]	Atlanta, GA Airport General Revenue, PA 926R Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	3,500,000
6,150,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.080%, 8/3/2006	6,150,000
800,000		Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank of the Midwest LOC), 3.710%, 8/3/2006	800,000
23,650,000	[3,4]	Georgia State, PUTTERs (Series 493) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	23,650,000
3,500,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 3.710%, 8/3/2006	3,500,000
2,600,000		Tattnall County, GA IDA, (Series 1999) Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 3.680%, 8/3/2006	2,600,000
		TOTAL	40,200,000
		Hawaii--0.0%
185,000	[3,4]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	185,000
		Illinois--6.1%
3,500,000		Aurora City, IL, (Series 2000) Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 3.830%, 8/3/2006	3,500,000
38,300,000		Chicago, IL Midway Airport, (Series 1998A) Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/1/2006	38,300,000
47,550,000		Chicago, IL Midway Airport, (Series 1998B) Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/1/2006	47,550,000
8,050,000	[3,4]	Chicago, IL O'Hare International Airport, (PA-1198) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	8,050,000
1,065,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-1993) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	1,065,000
7,000,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-756) Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ), 3.720%, 8/3/2006	7,000,000
9,995,000	[3,4]	Chicago, IL O'Hare International Airport, PT-685, 3.50% TOBs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 2/8/2007	9,995,000
5,200,000	[3,4]	Chicago, IL O'Hare International Airport, ROCS (Series 239) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 3.720%, 8/3/2006	5,200,000
1,340,000		Chicago, IL, (Series 1999 IDRB) Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 3.730%, 8/2/2006	1,340,000
25,000,000		Chicago, IL, (Series 2005D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.640%, 8/3/2006	25,000,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2006	10,500,000
12,490,000	[3,4]	Chicago, IL, PUTTERs (Series 1277) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	12,490,000
515,000		Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	515,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Chicago LOC), 3.780%, 8/3/2006	3,400,000
2,190,000		Huntley, IL Industrial Development Revenue, (Series 1999) Weekly VRDNs (Colony, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.710%, 8/2/2006	2,190,000
10,000,000		Illinois Development Finance Authority IDB, (Series 1994) Weekly VRDNs (St. Ignatius College Prep.)/(Northern Trust Co., Chicago, IL LOC), 3.660%, 8/2/2006	10,000,000
1,400,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 3.730%, 8/3/2006	1,400,000
5,225,000		Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 3.780%, 8/3/2006	5,225,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$2,940,000		Illinois Development Finance Authority IDB, (Series 2000A) Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC), 3.680%, 8/2/2006	$2,940,000
3,110,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.760%, 8/2/2006	3,110,000
4,000,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Reliable Materials Lyons LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.700%, 8/2/2006	4,000,000
3,830,000		Illinois Health Facilities Authority, (Series 1997B) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 3.650%, 8/2/2006	3,830,000
28,020,000		Illinois Health Facilities Authority, (Series 2001C) Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.640%, 8/2/2006	28,020,000
28,500,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 3.640%, 8/2/2006	28,500,000
40,000,000		Illinois State Weekly VRDNs (DePfa Bank PLC LIQ), 3.700%, 8/2/2006	40,000,000
		TOTAL	303,120,000
		Indiana--5.1%
17,540,000		Bartholomew Consolidated School Corp., IN, 4.25% TANs, 12/29/2006	17,599,291
250,000		Clarksville, IN, (Series 1997) Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank, N.A. LOC), 3.880%, 8/3/2006	250,000
2,338,000		Franklin, IN, Lakeview I Apartments (Series 1994) Weekly VRDNs (Pedcor Investments LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.750%, 8/3/2006	2,338,000
1,080,000		Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	1,080,000
8,700,000		Indiana Development Finance Authority, (Series 2001) Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 8/2/2006	8,700,000
3,000,000		Indiana Development Finance Authority, (Series 2004) Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 8/2/2006	3,000,000
17,410,000		Indiana Health & Educational Facility Financing Authority, (Series 2005B) Weekly VRDNs (Parkview Health System Obligated Group)/ (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.620%, 8/2/2006	17,410,000
3,200,000		Indiana Port Commission, (Series 2000) Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 3.710%, 8/2/2006	3,200,000
1,250,000	[3,4]	Indiana State HFA, MERLOTS (Series 2000-PPP) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,250,000
18,000,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2005G-3) Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.650%, 8/3/2006	18,000,000
5,135,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, PT-731 Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	5,135,000
3,400,000		Indianapolis, IN, (Series 1999) Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC), 3.770%, 8/3/2006	3,400,000
7,100,000		Indianapolis, IN, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(LaSalle Bank, N.A. LOC), 3.730%, 8/3/2006	7,100,000
5,000,000		Jasper County, IN EDA, (Series 2000) Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC), 3.790%, 8/3/2006	5,000,000
4,300,000		Jasper County, IN EDA, (Series 2005) Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	4,300,000
6,500,000		Jasper County, IN EDA, (Series 2006) Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	6,500,000
7,245,000	[3,4]	Jeffersonville, IN, (PT-1309) Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006	7,245,000
1,450,000		Kendallville, IN, (Series 1995) Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC), 3.820%, 8/3/2006	1,450,000
9,000,000		Muncie, IN Community Schools, 4.25% TANs, 12/29/2006	9,025,187
32,600,000		Richmond, IN Hospital Authority, (Series 2005A) Weekly VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.620%, 8/2/2006	32,600,000
170,000		Richmond, IN, (Series 1996) Weekly VRDNs (Holland Colors Americas, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.030%, 8/3/2006	170,000
4,571,000		Southwest Allen County, IN Metropolitan School District, 4.00% TANs, 12/29/2006	4,579,158
7,700,000		Whiting, IN Environmental Facilities Revenue, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	7,700,000
8,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002B) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	8,000,000
15,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002C) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	15,000,000
15,800,000		Whiting, IN Environmental Facilities Revenue, (Series 2003) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	15,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$47,700,000		Whiting, IN Environmental Facilities Revenue, (Series 2005) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	$47,700,000
2,200,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	2,200,000
		TOTAL	255,731,636
		Iowa--0.9%
12,085,000		Iowa Finance Authority, (Series 2005 A-2) Weekly VRDNs (Iowa Health System)/(FGIC INS)/(Citibank NA, New York LIQ), 3.620%, 8/2/2006	12,085,000
34,130,000		Iowa Finance Authority, (Series 2005 A-3) Weekly VRDNs (Iowa Health System)/(FGIC INS)/(Citibank NA, New York LIQ), 3.620%, 8/2/2006	34,130,000
		TOTAL	46,215,000
		Kansas--0.7%
13,405,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/ (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	13,405,000
20,000,000		Olathe, KS, (Series A), 4.50% BANs, 6/1/2007	20,125,849
3,240,000	[3,4]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,240,000
		TOTAL	36,770,849
		Kentucky--0.2%
4,900,000		Graves County, KY, (Series 1988) Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.720%, 8/3/2006	4,900,000
740,000		Jefferson County, KY, (Series 1995) Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.030%, 8/3/2006	740,000
2,292,000		Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC), 3.770%, 8/3/2006	2,292,000
1,685,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.790%, 8/3/2006	1,685,000
		TOTAL	9,617,000
		Louisiana--1.2%
4,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/(Series 2002-17) Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), 3.680%, 8/3/2006	4,000,000
6,604,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	6,604,000
11,825,000	[3,4]	East Baton Rouge, LA Mortgage Finance Authority, (Series 2006 FR/RI-P2U) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/2/2006	11,825,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 3.790%, 8/3/2006	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District, (Series 2000) Weekly VRDNs (ConocoPhillips)/(JPMorgan Chase Bank, N.A. LOC), 3.720%, 8/2/2006	10,100,000
9,000,000		Louisiana Public Facilities Authority, (Series 2002) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.740%, 8/2/2006	9,000,000
11,600,000		Louisiana Public Facilities Authority, (Series 2005) Daily VRDNs (Air Products & Chemicals, Inc.), 3.770%, 8/1/2006	11,600,000
		TOTAL	58,129,000
		Maine--0.3%
2,025,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.700%, 8/2/2006	2,025,000
8,315,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 3.720%, 8/3/2006	8,315,000
4,005,000	[3,4]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 3.40% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	4,005,000
		TOTAL	14,345,000
		Maryland--0.7%
2,495,000	[3,4]	Maryland Community Development Administration - Housing Revenue, (PA-629R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006	2,495,000
4,330,000	[3,4]	Maryland Community Development Administration - Residential Revenue, (Series 2004 FR/RI-L59J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.780%, 8/2/2006	4,330,000
5,850,000		Maryland IDFA, (Series 1999), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2006	5,850,000
5,850,000		Maryland State Community Development Administration, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 8/2/2006	5,850,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$4,000,000		Maryland State Economic Development Corp., (Series 2000) Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(Wachovia Bank N.A. LOC), 3.710%, 8/2/2006	$4,000,000
6,925,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (Santa Barbara Court LLC)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.740%, 8/4/2006	6,925,000
750,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 3.640%, 8/2/2006	750,000
5,730,000	[3,4]	Northeast MD Waste Disposal Authority, (PT-766) Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.710%, 8/3/2006	5,730,000
		TOTAL	35,930,000
		Massachusetts--1.6%
12,400,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (Bank of America N.A. LIQ), 3.660%, 8/1/2006	12,400,000
18,720,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS) and JPMorgan Chase Bank, N.A. LIQs), 3.670%, 8/3/2006	18,720,000
7,000,000		Everett, MA, 4.00% BANs, 9/8/2006	7,006,928
7,500,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H) Weekly VRDNs (FGIC INS)/ (Wachovia Bank N.A. LIQ), 3.680%, 8/2/2006	7,500,000
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 3.62% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 8/11/2006	10,000,000
4,500,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.770%, 8/3/2006	4,500,000
19,610,000	[3,4]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208) Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.650%, 8/1/2006	19,610,000
		TOTAL	79,736,928
		Michigan--2.8%
6,000,000	[3,4]	Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7) Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 3.710%, 8/2/2006	6,000,000
13,650,000		Kent Hospital Finance Authority, MI, (Series 1998B) Weekly VRDNs (Spectrum Health)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.620%, 8/2/2006	13,650,000
7,300,000		Michigan Higher Education Student Loan Authority, (Series X11-B) Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.690%, 8/2/2006	7,300,000
2,935,000		Michigan State Housing Development Authority, (2002 Series A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.720%, 8/2/2006	2,935,000
401,000		Michigan State Strategic Fund, (Series A) Weekly VRDNs (Teal Run Apartments)/(Federal Home Loan Bank of Indianapolis LOC), 3.720%, 8/3/2006	401,000
25,000,000		Michigan State, (2006 Series A), 4.50% TRANs, 9/29/2006	25,048,756
68,660,000	[3,4]	Michigan State, GO Notes (Series 2005 FR/RI-P5) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.650%, 8/2/2006	68,660,000
12,680,000	[3,4]	Wayne County, MI Airport Authority, (ROCs Series 353) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/ (Citibank NA, New York LIQ), 3.720%, 8/3/2006	12,680,000
4,300,000	[3,4]	Wayne County, MI Airport Authority, GS Trust (Series 2006-32) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 8/3/2006	4,300,000
		TOTAL	140,974,756
		Minnesota--1.8%
24,815,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.850%, 8/3/2006	24,815,000
17,970,000	[3,4]	Becker, MN, (Series 2006 FR/RI-FP1) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.970%, 8/3/2006	17,970,000
2,600,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	2,600,000
6,440,000	[3,4]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	6,440,000
3,865,000		Dakota County, MN Community Development Agency, (Series 2004) Weekly VRDNs (View Pointe Apartments)/(LaSalle Bank, N.A. LOC), 3.740%, 8/4/2006	3,865,000
1,225,000		Minneapolis, MN IDA, (Series 1999) Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	1,225,000
3,140,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (MT-117) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	3,140,000
5,220,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, PT-735 Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.720%, 8/3/2006	5,220,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$8,975,000	[3,4]	Minnesota Public Facilities Authority, (PT-1175) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/3/2006	$8,975,000
1,700,000		Northfield, MN, (Series 2003) Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 8/4/2006	1,700,000
6,690,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 3.740%, 8/4/2006	6,690,000
1,390,000		Savage, MN, (Series 1998) Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	1,390,000
445,000		Springfield, MN, (Series 1998) Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.940%, 8/3/2006	445,000
2,250,000		White Bear Lake, MN, (Series 1999) Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	2,250,000
3,300,000		White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 8/4/2006	3,300,000
		TOTAL	90,025,000
		Mississippi--1.2%
10,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	10,000,000
2,250,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 3.800%, 8/3/2006	2,250,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A) Weekly VRDNs (TT&W Farm Products, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.750%, 8/3/2006	2,420,000
3,495,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 3.750%, 8/3/2006	3,495,000
3,185,000		Mississippi Business Finance Corp., (Series 2004) Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 3.750%, 8/3/2006	3,185,000
1,400,000	[3,4]	Mississippi Home Corp., (PT-1446) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006	1,400,000
7,500,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 3.710%, 8/3/2006	7,500,000
4,635,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	4,635,000
1,890,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,890,000
6,160,000	[3,4]	Mississippi Home Corp., Roaring Forks (Series 2001-14) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.790%, 8/3/2006	6,160,000
9,790,000		Mississippi Regional Housing Authority No. II, (Series 1998), 4.05% TOBs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), Mandatory Tender 10/1/2006	9,790,000
6,500,000		Mississippi Regional Housing Authority No. II, (Series 2000), 4.15% TOBs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), Mandatory Tender 5/1/2007	6,500,000
		TOTAL	59,225,000
		Missouri--4.8%
31,430,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14) Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	31,430,000
3,505,000		Kansas City, MO IDA, (Series 2004B) Weekly VRDNs (The Bishop Spencer Place, Inc.)/(Commerce Bank, N.A., Kansas City LOC), 3.680%, 8/3/2006	3,505,000
47,300,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005A) Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.680%, 8/3/2006	47,300,000
20,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005B) Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.700%, 8/3/2006	20,000,000
7,750,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005E) Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.720%, 8/3/2006	7,750,000
29,100,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006A) Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.680%, 8/3/2006	29,100,000
15,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006B) Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.680%, 8/3/2006	15,000,000
6,600,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006C) Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.680%, 8/3/2006	6,600,000
6,250,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006E) Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.680%, 8/3/2006	6,250,000
21,000,000		Missouri State HEFA, (Series 2005A) Daily VRDNs (St. Louis University)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.670%, 8/1/2006	21,000,000
30,435,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Citibank NA, New York LIQ), 3.620%, 8/2/2006	30,435,000
3,160,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,160,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--continued
$1,825,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	$1,825,000
16,000,000		Southwest City, MO IDA, (Series 2005) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.740%, 8/3/2006	16,000,000
1,000,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 3.830%, 7/20/2006	1,000,000
		TOTAL	240,355,000
		Montana--0.3%
6,900,000	[3,4]	Montana State Board of Housing, (Series 2004 FR/RI-L6) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.780%, 8/2/2006	6,900,000
3,545,000	[3,4]	Montana State Board of Housing, MERLOTS (Series 2002 A19) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,545,000
4,105,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L) Weekly VRDNs (Bank of America N.A. LIQ), 3.770%, 8/3/2006	4,105,000
		TOTAL	14,550,000
		Multi State--6.7%
33,061,143	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.910%, 8/3/2006	33,061,143
21,302,000	[3,4]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.790%, 8/3/2006	21,302,000
49,771,000	[3,4]	Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.790%, 8/3/2006	49,771,000
11,820,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-1) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.790%, 8/3/2006	11,820,000
23,410,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-18) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.770%, 8/3/2006	23,410,000
6,799,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-19) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.770%, 8/3/2006	6,799,000
31,050,000	[3,4]	GS Pool Trust (Series 2006-19TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.770%, 8/3/2006	31,050,000
19,000,000	[3,4]	GS Pool Trust (Series 2006-35TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.770%, 8/3/2006	19,000,000
6,200,000	[3,4]	GS Pool Trust (Series 2006-46TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.770%, 8/3/2006	6,200,000
42,060,000	[3,4]	Reset Option Certificates Trust II-R (Series 8000JD) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Citigroup, Inc. LIQs), 3.740%, 8/3/2006	42,060,000
55,860,000	[3,4]	Reset Option Certificates Trust II-R (Series 8001JJ) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Citigroup, Inc. LIQs), 3.740%, 8/3/2006	55,860,000
6,140,000	[3,4]	Reset Option Certificates Trust II-R (Series 8002FA) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Citigroup, Inc. LIQs), 3.740%, 8/3/2006	6,140,000
25,860,000	[3,4]	Reset Option Certificates Trust II-R (Series 8005MN) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Citigroup, Inc. LIQs), 3.740%, 8/3/2006	25,860,000
		TOTAL	332,333,143
		Nebraska--0.5%
3,150,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.750%, 8/3/2006	3,150,000
1,200,000		Douglas County, NE, (Series 2000) Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	1,200,000
7,730,000		Nebraska Investment Finance Authority, (Series 2001 E) Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ), 3.720%, 8/2/2006	7,730,000
3,726,000		Nebraska Investment Finance Authority, (Series 2001 F) Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ), 3.720%, 8/2/2006	3,726,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	2,000,000
5,200,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	5,200,000
		TOTAL	23,006,000
		Nevada--4.9%
22,300,000		Clark County, NV Airport System, (Series 1993A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 3.630%, 8/2/2006	22,300,000
12,500,000		Clark County, NV Industrial Development Revenue Board, (Series 2003A) Weekly VRDNs (Southwest Gas Corp.)/(Bank of America N.A. LOC), 3.730%, 8/2/2006	12,500,000
7,140,000		Clark County, NV, (Series 1997A), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2006	7,140,000
7,535,000		Clark County, NV, (Series 1998), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2006	7,535,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nevada--continued
$90,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ), 3.690%, 8/2/2006	$90,000,000
69,200,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.690%, 8/2/2006	69,200,000
23,100,000	[3,4]	Nevada State, (Series 2006 SGB 64) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ), 3.680%, 8/3/2006	23,100,000
13,000,000	[3,4]	Washoe County, NV Water Facilities Revenue, (Series 2004 FR/RI-F9J) Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP), 3.800%, 8/2/2006	13,000,000
		TOTAL	244,775,000
		New Hampshire--0.7%
892,000		New Hampshire Business Finance Authority, (Series A) Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 3.780%, 8/2/2006	892,000
30,000,000		New Hampshire Business Finance Authority, PCR Bonds (1990 Series A), 3.72% CP (New England Power Co.), Mandatory Tender 10/11/2006	30,000,000
1,530,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A) Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/ (FSA INS)/(Chase Bank USA, N.A. and Dexia Credit Local LIQs), 3.630%, 8/3/2006	1,530,000
1,175,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,175,000
870,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	870,000
		TOTAL	34,467,000
		New Jersey--2.2%
12,689,700		Barnegat Township, NJ Board of Education, 4.50% BANs, 7/6/2007	12,763,361
4,600,000		Kearny, NJ Board of Education, 4.50% BANs, 8/2/2007	4,624,334
9,852,414		Maple Shade Township, NJ, 4.125% BANs, 1/10/2007	9,860,576
1,900,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC), 3.660%, 8/4/2006	1,900,000
4,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.640%, 8/3/2006	4,000,000
12,505,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3011) Weekly VRDNs (FSA INS)/(Bear Stearns & Co., Inc. LIQ), 3.740%, 8/2/2006	12,505,000
4,026,250		North Plainfield, NJ, 4.50% BANs, 6/25/2007	4,048,889
4,393,712		Sea Girt, NJ, 4.50% BANs, 5/24/2007	4,417,722
2,245,000		South Amboy, NJ, 4.00% BANs, 8/2/2006	2,245,005
5,738,550		South Plainfield, NJ, 4.00% BANs, 9/27/2006	5,746,808
8,875,000		Trenton, NJ, 4.50% BANs, 12/15/2006	8,908,862
21,554,000		Trenton, NJ, 4.50% BANs, 5/18/2007	21,676,102
2,875,000		Washington Township (Morris County), NJ, 4.50% BANs, 7/27/2007	2,891,078
3,257,100		Willingboro Township, NJ, 4.00% BANs, 8/4/2006	3,257,122
8,792,100		Willingboro Township, NJ, 4.375% BANs, 8/3/2007	8,829,642
2,967,000		Willingboro Township, NJ, 4.65% BANs, 7/19/2007	2,984,883
		TOTAL	110,659,384
		New Mexico--1.7%
1,690,000		Albuquerque, NM, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.750%, 8/3/2006	1,690,000
4,485,000		Albuquerque, NM, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.750%, 8/3/2006	4,485,000
17,576,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15) Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	17,576,000
2,850,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.810%, 8/2/2006	2,850,000
53,806,983		New Mexico Mortgage Finance Authority, (Series 2006), 4.53% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 7/1/2007	53,806,983
1,120,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,120,000
2,770,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 3.40% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	2,770,000
1,210,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), 3.40% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	1,210,000
		TOTAL	85,507,983
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--2.8%
$21,560,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-G) Weekly VRDNs (Bank of New York LIQ), 3.600%, 8/2/2006	$21,560,000
6,800,000		New York State HFA, (2000 Series A: 300 East 39th Street) Weekly VRDNs (39th Street Associates LLC)/(FNMA LOC), 3.680%, 8/2/2006	6,800,000
2,800,000		New York State HFA, (Series 2005A: 1 East 35th Street Apartments) Weekly VRDNs (35th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.720%, 8/2/2006	2,800,000
4,000,000		New York State HFA, (Series 2006A) Weekly VRDNs (Clinton Green North LLC)/(Bank of America N.A. LOC), 3.680%, 8/2/2006	4,000,000
3,500,000		New York State HFA, (Series 2006A) Weekly VRDNs (Clinton Green South LLC)/(Bank of America N.A. LOC), 3.680%, 8/2/2006	3,500,000
17,000,000		New York State HFA, (Series 2006A: 250 East 60th Street Apartments) Weekly VRDNs (250 East 60th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.720%, 8/2/2006	17,000,000
2,300,000		New York State HFA, (Series 2006A: 385 Third Avenue Apartments) Weekly VRDNs (385 Third Avenue Associates LP)/(Bank of America N.A. LOC), 3.700%, 8/2/2006	2,300,000
10,000,000		New York State HFA, (Series 2006A: Related-East 21st Street Housing) Weekly VRDNs (321 East 21st Street Associates LLC)/ (Landesbank Hessen-Thueringen LOC), 3.700%, 8/2/2006	10,000,000
18,820,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 8/3/2006	18,820,000
34,335,000		Triborough Bridge & Tunnel Authority, NY, (Series 2005A) Weekly VRDNs (Dexia Credit Local LIQ), 3.600%, 8/2/2006	34,335,000
19,680,000	[3,4]	Westchester County, NY IDA, (MT-257) Weekly VRDNs (Ardsley Housing Associates LLC)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 8/3/2006	19,680,000
		TOTAL	140,795,000
		North Carolina--4.7%
6,600,000		Cabarrus County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 1996) Weekly VRDNs (S & D Coffee, Inc.)/ (Wachovia Bank N.A. LOC), 3.710%, 8/3/2006	6,600,000
2,840,000	[3,4]	Charlotte, NC Airport, (PT-719) Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.720%, 8/3/2006	2,840,000
2,000,000		Hertford County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2000A) Weekly VRDNs (Nucor Corp.), 3.760%, 8/2/2006	2,000,000
17,500,000		Hertford County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2000B) Weekly VRDNs (Nucor Corp.), 3.690%, 8/2/2006	17,500,000
395,000		Johnson County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2001) Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 3.760%, 8/4/2006	395,000
3,200,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2000) Weekly VRDNs (Ehren-Haus Industries, Inc.)/ (Wachovia Bank N.A. LOC), 3.760%, 8/3/2006	3,200,000
6,700,000		Montgomery County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 2000) Daily VRDNs (Republic Services, Inc.)/ (SunTrust Bank LOC), 3.740%, 8/1/2006	6,700,000
615,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 3.630%, 8/3/2006	615,000
7,000,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.740%, 8/1/2006	7,000,000
54,855,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 20005-A1) Weekly VRDNs (AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.680%, 8/3/2006	54,855,000
11,250,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-2) Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), 3.710%, 8/3/2006	11,250,000
21,445,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-3) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.680%, 8/3/2006	21,445,000
1,150,000	[3,4]	North Carolina HFA, MERLOTS (Series 2000 A37) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,150,000
3,700,000	[3,4]	North Carolina HFA, MERLOTS (Series B12) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,700,000
13,800,000		North Carolina Medical Care Commission, (Series 2001B) Weekly VRDNs (Moses H. Cone Memorial), 3.640%, 8/3/2006	13,800,000
16,840,000		North Carolina Medical Care Commission, (Series 2006A) Weekly VRDNs (University Health Systems of Eastern Carolina)/(AMBAC INS)/ (Wachovia Bank N.A. LIQ), 3.620%, 8/2/2006	16,840,000
9,000,000		Raleigh & Durham, NC Airport Authority, (Series 2006A) Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/ (SunTrust Bank LIQ), 3.700%, 8/2/2006	9,000,000
12,600,000		Raleigh & Durham, NC Airport Authority, (Series 2006B) Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/ (DePfa Bank PLC LIQ), 3.720%, 8/2/2006	12,600,000
9,000,000		Raleigh & Durham, NC Airport Authority, (Series 2006C) Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/ (DePfa Bank PLC LIQ), 3.710%, 8/2/2006	9,000,000
22,000,000		Raleigh & Durham, NC Airport Authority, (Series 2006D) Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/ (DePfa Bank PLC LIQ), 3.700%, 8/2/2006	22,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$11,100,000		Raleigh & Durham, NC Airport Authority, (Series 2006E) Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/ (DePfa Bank PLC LIQ), 3.690%, 8/2/2006	$11,100,000
35,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 1997) Weekly VRDNs (DuBose Strapping, Inc.)/ (Wachovia Bank N.A. LOC), 3.810%, 8/3/2006	35,000
1,300,000		Wilson County, NC PCA, (Series 1999) Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/(Wachovia Bank N.A. LOC), 3.760%, 8/3/2006	1,300,000
		TOTAL	234,925,000
		Ohio--3.5%
2,150,000		Ashland, OH, 5.00% BANs, 5/24/2007	2,170,998
5,805,000	[3,4]	Cuyahoga County, OH, (PT-1966) Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006	5,805,000
2,000,000		Dublin, OH, IDRBs (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.740%, 8/3/2006	2,000,000
1,916,000		Euclid, OH, 4.50% BANs, 5/31/2007	1,925,941
10,485,000		Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/(Bank of America N.A. LOC), 3.670%, 8/3/2006	10,485,000
15,000,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.720%, 8/3/2006	15,000,000
3,950,000		Hamilton, OH MFH, (Series 2003A: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.720%, 8/3/2006	3,950,000
185,000		Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006	185,000
3,550,000		Mason, OH, 4.75% BANs, 5/24/2007	3,578,291
6,250,000		Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 3.780%, 8/3/2006	6,250,000
43,500,000		Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(Federal Home Loan Bank of Cincinnati LIQ), 3.720%, 8/2/2006	43,500,000
50,000,000		Ohio HFA, (Series I) Weekly VRDNs (Citibank NA, New York LIQ), 3.700%, 8/2/2006	50,000,000
15,000,000		Ohio HFA, (Series J) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.700%, 8/2/2006	15,000,000
1,505,000	[3,4]	Ohio HFA, MERLOTS (Series 2001-A78) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,505,000
3,075,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.760%, 8/3/2006	3,075,000
2,250,000		Ohio State Water Development Authority, (Series 1999-A) Weekly VRDNs (Ohio Edison Co.), 3.830%, 8/2/2006	2,250,000
7,000,000		Ohio State, Solid Waste Revenue Bonds (Series 1998) Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD), 3.690%, 8/1/2006	7,000,000
2,870,000		Paulding County, OH, (Series B), 4.50% BANs, 2/14/2007	2,884,379
		TOTAL	176,564,609
		Oklahoma--2.0%
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 3.880%, 8/3/2006	5,650,000
17,646,873	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	17,646,873
7,500,000		Oklahoma Development Finance Authority, (Series 2002) Weekly VRDNs (ConocoPhillips Co.)/(ConocoPhillips GTD), 3.740%, 8/2/2006	7,500,000
6,000,000		Oklahoma Development Finance Authority, (Series 2003), 3.45% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2006	6,000,000
33,000,000		Oklahoma Student Loan Authority, (Series 1997A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.700%, 8/2/2006	33,000,000
32,000,000		Oklahoma Student Loan Authority, (Series 2006A-1) Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.730%, 8/2/2006	32,000,000
		TOTAL	101,796,873
		Oregon--0.4%
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	10,000,000
		TOTAL	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--5.4%
$1,000,000		Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 3.780%, 8/3/2006	$1,000,000
1,162,000		Northampton County, PA IDA, (Series 1997) Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2006	1,162,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A) Weekly VRDNs (Sunoco, Inc.), 3.785%, 8/2/2006	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B) Weekly VRDNs (Sunoco, Inc.), 3.850%, 8/2/2006	2,500,000
30,700,000		Pennsylvania State Higher Education Assistance Agency, (Series 1997A) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.720%, 8/2/2006	30,700,000
24,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.720%, 8/2/2006	24,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-2) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.720%, 8/2/2006	10,000,000
16,100,000		Pennsylvania State Higher Education Assistance Agency, Series 2002 A) Weekly VRDNs (FSA INS)/(Bayerische Landesbank (Guaranteed), Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG (Guaranteed) LIQs), 3.720%, 8/3/2006	16,100,000
25,000,000		Philadelphia, PA Airport System, (Series 2005B) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.650%, 8/2/2006	25,000,000
76,485,000		Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.730%, 8/2/2006	76,485,000
14,000,000		Philadelphia, PA Gas Works, (Sixth Series 1998 General Ordinance) Weekly VRDNs (FSA INS)/(Bank of Nova Scotia, Toronto, JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LIQs), 3.620%, 8/3/2006	14,000,000
15,500,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2005A) Daily VRDNs (Children's Hospital of Philadelphia)/(Bank of America N.A. LIQ), 3.660%, 8/1/2006	15,500,000
19,100,000		Southcentral PA, General Authority, (Series 2005A) Weekly VRDNs (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank N.A., New York LIQ), 3.620%, 8/2/2006	19,100,000
21,615,000		Southcentral PA, General Authority, (Series 2005B) Weekly VRDNs (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank N.A., New York LIQ), 3.620%, 8/2/2006	21,615,000
		TOTAL	267,662,000
		Puerto Rico--0.3%
14,975,000	[3,4]	Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	14,975,000
		Rhode Island--0.1%
3,555,000		Rhode Island Industrial Facilities Corp., (Series 2001) Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 3.780%, 8/3/2006	3,555,000
1,960,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 3.740%, 8/1/2006	1,960,000
		TOTAL	5,515,000
		South Carolina--3.1%
29,650,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1997) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	29,650,000
22,280,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1998) Daily VRDNs (BP Amoco Corp.)/(BP Amoco Corp. GTD), 3.720%, 8/1/2006	22,280,000
21,800,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	21,800,000
18,800,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	18,800,000
5,600,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	5,600,000
21,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	21,000,000
10,000,000	[3,4]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.690%, 8/3/2006	10,000,000
1,830,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank N.A. LOC), 3.920%, 8/4/2006	1,830,000
1,450,000		South Carolina Jobs-EDA Weekly VRDNs (Lorraine Linens)/(Wachovia Bank N.A. LOC), 3.810%, 8/4/2006	1,450,000
150,000		South Carolina Jobs-EDA, (Series 1990) Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC), 3.970%, 8/2/2006	150,000
150,000		South Carolina Jobs-EDA, (Series 1990) Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC), 3.970%, 8/2/2006	150,000
150,000		South Carolina Jobs-EDA, (Series 1990) Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC), 3.970%, 8/2/2006	150,000
2,300,000		South Carolina Jobs-EDA, (Series 1996) Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2006	2,300,000
700,000		South Carolina Jobs-EDA, (Series 1998) Weekly VRDNs (Carolina Cotton Works, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.740%, 8/3/2006	700,000
6,000,000		South Carolina Jobs-EDA, (Series 2005A) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.700%, 8/3/2006	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Carolina--continued
$2,085,000	[3,4]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.720%, 8/3/2006	$2,085,000
10,300,000	[3,4]	South Carolina State Ports Authority, Floater Certificates (Series 2006-1390X) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.710%, 8/3/2006	10,300,000
		TOTAL	154,245,000
		South Dakota--0.1%
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.670%, 8/3/2006	4,000,000
		Tennessee--0.6%
4,850,000		Dickson, TN Health and Educational Facilities Board, Autumn Park Apartments (Series 1999) Weekly VRDNs (Tennessee Partners XII LP)/ (Regions Bank, Alabama LOC), 3.800%, 8/3/2006	4,850,000
1,500,000		Dover, TN IDB, (Series 1997) Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.910%, 8/3/2006	1,500,000
1,950,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.880%, 8/3/2006	1,950,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995) Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC), 3.680%, 8/3/2006	3,000,000
9,400,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2005) Weekly VRDNs (FSP-Wyndridge III LLC)/(FHLMC LOC), 3.700%, 8/3/2006	9,400,000
200,000		South Pittsburg, TN IDB, (Series 1996) Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC), 3.690%, 8/2/2006	200,000
845,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.690%, 8/2/2006	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003) Weekly VRDNs (Forest View LP)/ (Amsouth Bank N.A., Birmingham, AL LOC), 3.850%, 8/3/2006	7,000,000
		TOTAL	28,745,000
		Texas--15.7%
8,830,000	[3,4]	Alliance Airport Authority Inc., TX, GS Trust (Series 2006-2G) Weekly VRDNs (FedEx Corp.)/(Goldman Sachs Group, Inc. GTD)/(Goldman Sachs Group, Inc. LIQ), 3.730%, 8/3/2006	8,830,000
14,800,000	[3,4]	Austin, TX Housing Finance Corp., (PT-1348) Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006	14,800,000
4,965,000	[3,4]	Bexar County, TX Housing Finance Corp., PT-2596 Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (Guaranteed) LOC), 3.770%, 8/3/2006	4,965,000
2,000,000		Brazos River Authority, TX, (Series 2001 D-1) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.700%, 8/2/2006	2,000,000
14,700,000		Brazos River Authority, TX, (Series 2001 D-2) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.700%, 8/2/2006	14,700,000
35,500,000		Brazos River Authority, TX, (Series 2001A) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2006	35,500,000
26,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 3.710%, 8/3/2006	26,500,000
930,000		College Station, TX, 6.375% Bonds (CDC IXIS Financial Guaranty N.A. INS), 2/15/2007	942,314
805,000		College Station, TX, 6.375% Bonds (CDC IXIS Financial Guaranty N.A. INS), 2/15/2007	815,659
5,340,000		Colorado County, TX IDC, (Series 2000) Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 3.780%, 8/2/2006	5,340,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	2,950,000
14,575,000	[3,4]	Dallas, TX Housing Finance Corp., PT-2599 Weekly VRDNs (Southern Oaks Housing)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (Guaranteed) LOC), 3.770%, 8/3/2006	14,575,000
9,000,000	[3,4]	Dallas-Fort Worth, TX International Airport, (PA-1061) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	9,000,000
2,870,000	[3,4]	Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	2,870,000
3,915,000	[3,4]	Dallas-Fort Worth, TX International Airport, PT-738 Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	3,915,000
4,995,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/3/2006	4,995,000
7,150,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/3/2006	7,150,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$3,000,000	[3,4]	Dallas-Fort Worth, TX International Airport, ROCs (Series 268) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.720%, 8/3/2006	$3,000,000
21,370,000	[3,4]	Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4) Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs), 3.790%, 8/3/2006	21,370,000
9,400,000		DeSoto, TX Housing Finance Corp., (Series 2004) Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 3.710%, 8/3/2006	9,400,000
7,500,000		East Texas Housing Finance Corp., (Series 2002) Weekly VRDNs (The Park at Shiloh Apartments)/(Wachovia Bank N.A. LOC), 3.750%, 8/3/2006	7,500,000
3,350,000		Gulf Coast, TX IDA, (Series 1999) Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 3.720%, 8/1/2006	3,350,000
25,000,000		Gulf Coast, TX IDA, (Series 2001) Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 3.720%, 8/1/2006	25,000,000
18,000,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	18,000,000
35,900,000		Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	35,900,000
6,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1993) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	6,000,000
23,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	23,000,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1996) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	25,000,000
24,900,000		Gulf Coast, TX Waste Disposal Authority, (Series 1997) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	24,900,000
13,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 1998) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	13,500,000
20,800,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Daily VRDNs (BP Amoco Corp.)/(BP PLC GTD), 3.720%, 8/1/2006	20,800,000
21,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	21,500,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2003) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	25,000,000
24,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	24,000,000
19,600,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	19,600,000
6,300,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.740%, 8/2/2006	6,300,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.740%, 8/2/2006	7,800,000
7,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/ (Air Products & Chemicals, Inc. GTD), 3.740%, 8/2/2006	7,000,000
12,500,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (Baylor College of Medicine)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.620%, 8/2/2006	12,500,000
32,000,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(FGIC INS)/(Citibank NA, New York and JPMorgan Chase Bank, N.A. LIQs), 3.680%, 8/3/2006	32,000,000
5,600,000		Harris County, TX HFDC, (Series 2006) Daily VRDNs (Texas Medical Center)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.660%, 8/1/2006	5,600,000
2,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/ (Wachovia Bank N.A. LOC), 3.750%, 8/3/2006	2,000,000
9,570,000	[3,4]	Houston, TX Airport System, (MERLOTS Series 2001-B4) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	9,570,000
45,200,000		Houston, TX Airport System, (Series 2005A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.690%, 8/2/2006	45,200,000
6,930,000	[3,4]	Houston, TX Airport System, Floater Certificates (Series 2006-1382X) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.710%, 8/3/2006	6,930,000
15,000,000		Houston, TX, (Series F), 3.70% CP, Mandatory Tender 8/17/2006	15,000,000
3,500,000		Lower Neches Valley Authority, TX, (Series 2003) Weekly VRDNs (Onyx Environmental Services LLC)/(Bank of America N.A. LOC), 3.680%, 8/3/2006	3,500,000
5,000,000		North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C) Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.640%, 8/2/2006	5,000,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2001) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.740%, 8/2/2006	15,000,000
4,995,000	[3,4]	Port of Houston, TX, Roaring Forks (Series 2005-24) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.790%, 8/3/2006	4,995,000
2,845,000		Saginaw, TX IDA, (Series 1998) Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 3.880%, 8/3/2006	2,845,000
10,120,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.385% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/24/2007	10,120,000
7,000,000	[3,4]	San Antonio, TX Independent School District, (PT-1184) Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	7,000,000
10,000,000	[3,4]	Texas State Department of Housing & Community Affairs, (PA-1308) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$3,000,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-2507) Weekly VRDNs (Ironwood Ranch Townhomes LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006	$3,000,000
4,200,000	[3,4]	Texas State Department of Housing & Community Affairs, (Series 2005 FR/RI-L2) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/2/2006	4,200,000
19,985,000		Texas State Department of Housing & Community Affairs, (Series 2005A) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.670%, 8/3/2006	19,985,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004) Weekly VRDNs (Arlington Partners LP)/ (Compass Bank, Birmingham LOC), 3.850%, 8/3/2006	13,400,000
3,150,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,150,000
38,000,000		Texas State, (Series 2005), 4.50% TRANs, 8/31/2006	38,037,595
4,000,000		Waco, TX Industrial Development Corp., (Series 1998) Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.910%, 8/3/2006	4,000,000
3,850,000		Waxahachie, TX IDA, (Series 1998) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.690%, 8/2/2006	3,850,000
		TOTAL	786,750,568
		Utah--0.1%
4,000,000		West Jordan, UT, (Series 1999) Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 3.740%, 8/3/2006	4,000,000
		Vermont--0.2%
5,295,000	[3,4]	Vermont HFA, (Series 2004 FR/RI-L76) Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/2/2006	5,295,000
3,500,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), 3.40% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	3,500,000
2,730,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A91), 3.40% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	2,730,000
		TOTAL	11,525,000
		Virginia--1.2%
34,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.80% CP (Virginia Electric & Power Co.), Mandatory Tender 8/1/2006	34,300,000
5,000,000	[3,4]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 2.98% TOBs (Rolling Brook Village Apartments)/ (FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/7/2006	5,000,000
6,500,000	[3,4]	Virginia Port Authority, MERLOTS (Series 1997M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	6,500,000
12,000,000		Virginia State Housing Development Authority, (Subseries D-STEM-II), 3.80% TOBs, Mandatory Tender 11/14/2006	12,000,000
		TOTAL	57,800,000
		Washington--3.3%
6,985,000	[3,4]	Chelan County, WA Public Utility District No. 1, (MERLOTS Series 2001-B1) Weekly VRDNs (Chelan Hydro Consolidated System)/ (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	6,985,000
4,300,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-E: Project No. 3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.660%, 8/2/2006	4,300,000
5,183,500	[3,4]	Energy Northwest, WA, Piper Certificates (Series 2002C) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.690%, 8/3/2006	5,183,500
24,000,000		Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America N.A. LOC), 3.680%, 8/3/2006	24,000,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 3.850%, 8/3/2006	9,000,000
4,555,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 3.750%, 8/3/2006	4,555,000
4,995,000	[3,4]	Port of Seattle, WA, (PT-720) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.730%, 8/3/2006	4,995,000
8,425,000		Port of Seattle, WA, (Series 2005) Weekly VRDNs (Fortis Bank SA/NV LOC), 3.700%, 8/2/2006	8,425,000
7,610,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2001-A53) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	7,610,000
3,950,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2002-B4) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,950,000
5,020,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2006-C1) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	5,020,000
4,450,000	[3,4]	Port of Seattle, WA, PT-728 Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.710%, 8/3/2006	4,450,000
4,320,000	[3,4]	Port of Seattle, WA, PT-850, 3.13% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/17/2006	4,320,000
2,420,000		Seattle, WA Housing Authority, (Series 2002: New Holly Project Phase III) Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC), 3.710%, 8/3/2006	2,420,000
11,550,000		Seattle, WA Housing Authority, (Series 2003) Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC), 3.710%, 8/3/2006	11,550,000
11,720,000	[3,4]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), 3.40% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	11,720,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$5,500,000		Washington State EDFA, (Series 2001C) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.730%, 8/2/2006	$5,500,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 3.740%, 8/3/2006	1,000,000
5,200,000		Washington State EDFA, (Series 2004B) Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.700%, 8/2/2006	5,200,000
5,000,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 3.700%, 8/2/2006	5,000,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 3.710%, 8/3/2006	5,350,000
26,146,000	[3,4]	Washington State, Floater Certificates (Series 2004-1161) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.600%, 8/3/2006	26,146,000
		TOTAL	166,679,500
		West Virginia--1.1%
1,045,000		Berkeley County, WV County Commission, (Series 1994) Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC), 3.760%, 8/2/2006	1,045,000
10,000,000		Grant County, WV County Commission, PCRB (Series 1994), 3.72% CP (Virginia Electric & Power Co.), Mandatory Tender 10/11/2006	10,000,000
4,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.65% CP (Virginia Electric & Power Co.), Mandatory Tender 8/14/2006	4,000,000
15,800,000		Marion County, WV County Commission, (Series 1990 A) Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.700%, 8/2/2006	15,800,000
3,300,000		Marion County, WV County Commission, (Series 1990 B) Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.720%, 8/2/2006	3,300,000
3,760,000		Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 3.780%, 8/3/2006	3,760,000
15,800,000		West Virginia Public Energy Authority, (1989 Series A), 3.70% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 8/4/2006	15,800,000
		TOTAL	53,705,000
		Wisconsin--2.0%
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 3.890%, 8/3/2006	9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 3.890%, 8/3/2006	4,000,000
800,000		Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.730%, 8/2/2006	800,000
2,075,000		Hartford, WI, (Series 2000) Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.830%, 8/3/2006	2,075,000
2,300,000		Milwaukee, WI, (Series 1997), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2006	2,300,000
4,085,000	[3,4]	Wisconsin Housing & EDA, (PT-3456) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006	4,085,000
17,435,000		Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/2/2006	17,435,000
30,000,000		Wisconsin Housing & EDA, (Series A) Weekly VRDNs (DePfa Bank PLC LIQ), 3.670%, 8/3/2006	30,000,000
5,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 3.680%, 8/2/2006	5,000,000
17,450,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/2/2006	17,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$4,100,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/2/2006	$4,100,000
2,865,000	[3,4]	Wisconsin Housing & EDA, ROCs (Series 397) Weekly VRDNs (Citibank NA, New York LIQ), 3.720%, 8/3/2006	2,865,000
		TOTAL	99,610,000
		TOTAL MUNICIPAL INVESTMENTS--107.6% (AT AMORTIZED COST) [5]	5,371,036,367
		OTHER ASSETS AND LIABILITIES - NET--(7.6)%	(377,494,671)
		TOTAL NET ASSETS--100%	$4,993,541,696
Securities that are subject to the federal alternative minimum tax (AMT) represent 70.0% of the portfolio as calculated based on total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2006, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
97.7%	2.3%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $1,417,048,516, which represented 28.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $1,417,048,516, which represented 28.4% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Board
PUTTERs	--Puttable Tax Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	52.3%
Commercial Paper & Notes	36.6%
Bank Instruments	9.5%
Repurchase Agreements- Cash	1.4%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	35.0%	[4]
8-30 Days	36.2%
31-90 Days	21.0%
91-180 Days	0.8%
181 Days or more	6.8%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 1.4% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.2%
		Finance - Automotive--0.4%
$14,885,373		Capital One Prime Auto Receivables Trust 2006-1, Class A1, 4.872%, 3/15/2007	$14,885,373
3,358,853	[1,2]	DaimlerChrysler Auto Trust 2006-A, Class A1, 4.791%, 3/8/2007	3,358,853
1,294,473		USAA Auto Owner Trust 2005-4, Class A1, 4.400%, 12/15/2006	1,294,473
5,644,182		World Omni Automobile Receivables Trust 2006-A, Class A1, 4.854%, 3/15/2007	5,644,182
		TOTAL	25,182,881
		Finance - Equipment--0.8%
27,430,465		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	27,430,465
5,248,121		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	5,248,122
26,912,334		John Deere Owner Trust 2006-A, Class A1, 5.364%, 7/13/2007	26,912,334
		TOTAL	59,590,921
		TOTAL ASSET-BACKED SECURITIES	84,773,802
		CERTIFICATES OF DEPOSIT--9.5%
		Banking--9.5%
15,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	15,000,077
40,000,000		Calyon, Paris, 4.750% - 5.260%, 10/26/2006 - 4/11/2007	40,000,000
65,000,000		Citizens Bank N.A., 5.160% - 5.270%, 8/10/2006 - 9/12/2006	65,001,045
70,000,000		Citizens Bank of Massachusetts, 5.330%, 8/10/2006	70,000,000
35,000,000		Citizens Bank of Pennsylvania, 5.220%, 8/28/2006	35,000,000
195,000,000		Credit Suisse, Zurich, 4.775% - 5.200%, 10/27/2006 - 3/29/2007	195,000,000
25,000,000		DePfa Bank PLC, 5.260%, 4/9/2007	25,000,000
13,000,000		Deutsche Bank AG, 4.500%, 10/13/2006	13,000,000
25,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	24,980,510
10,000,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	10,000,000
80,500,000		Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.755%, 10/4/2006 - 10/27/2006	80,499,809
20,000,000		Societe Generale, Paris, 4.760%, 10/27/2006	20,000,000
50,000,000		Toronto Dominion Bank, 5.160% - 5.600%, 9/5/2006 - 6/18/2007	50,000,000
50,000,000		Wells Fargo Bank, N.A., 5.310%, 8/10/2006	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	693,481,441
		COLLATERALIZED LOAN AGREEMENTS--9.6%
		Banking--0.5%
40,000,000		IXIS Financial Products Inc., 5.412%, 8/1/2006	40,000,000
		Brokerage--9.1%
301,000,000		Citigroup Global Markets, Inc., 5.412%, 8/1/2006	301,000,000
300,000,000		Goldman Sachs & Co., 5.382% - 5.412%, 8/1/2006	300,000,000
59,000,000		Merrill Lynch & Co., Inc., 5.442%, 8/1/2006	59,000,000
		TOTAL	660,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	700,000,000
		COMMERCIAL PAPER--20.6% [3]
		Banking--7.6%
25,000,000		Bank of America Corp., 5.280%, 8/8/2006	24,974,333
75,000,000	[1,2]	Blue Spice LLC, (Deutsche Bank AG SWP), 5.330% - 5.350%, 9/20/2006 - 9/22/2006	74,436,667
35,000,000		Danske Corp., Inc., (Danske Bank A/S, GTD), 4.984%, 4/10/2007	33,778,920
41,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.000%, 9/5/2006	40,800,694
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Banking--continued
$35,000,000		HBOS Treasury Services PLC, 5.180%, 9/8/2006	$34,808,628
10,000,000	[1,2]	KBC Financial Products International Ltd., (KBC Bank NV GTD), 4.970%, 8/9/2006	9,988,956
100,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.280% - 5.360%, 8/7/2006 - 8/21/2006	99,807,111
235,000,000	[1,2]	Picaros Funding LLC, (KBC Bank NV GTD), 4.970% - 5.400%, 8/10/2006 - 2/13/2007	232,857,165
		TOTAL	551,452,474
		Finance - Automotive--4.7%
171,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.070% - 5.280%, 8/8/2006 - 9/15/2006	170,574,791
175,000,000		FCAR Auto Loan Trust, A1/P1 Series, 5.210% - 5.410%, 8/4/2006 - 10/16/2006	174,070,181
		TOTAL	344,644,972
		Finance - Retail--4.9%
21,000,000	[1,2]	Chariot Funding LLC, 5.150%, 9/5/2006	20,894,854
50,000,000	[1,2]	Compass Securitization LLC, 5.245%, 9/15/2006	49,672,188
64,012,000	[1,2]	Jupiter Securitization Company LLC, 5.300%, 8/9/2006	63,936,608
100,000,000	[1,2]	Paradigm Funding LLC, 5.300%, 8/15/2006	99,792,722
121,966,000	[1,2]	Yorktown Capital LLC, 5.360%, 8/21/2006	121,602,812
		TOTAL	355,899,184
		Finance - Securities--3.4%
66,000,000	[1,2]	Grampian Funding LLC, 5.220% - 5.370%, 9/18/2006 - 10/25/2006	65,197,490
87,000,000	[1,2]	KLIO II Funding Ltd., 5.230% - 5.370%, 8/22/2006 - 9/8/2006	86,664,639
97,000,000	[1,2]	Perry Global Funding LLC Series A, 5.180% - 5.390%, 8/9/2006 - 10/10/2006	96,694,069
		TOTAL	248,556,198
		TOTAL COMMERCIAL PAPER	1,500,552,828
		CORPORATE BONDS--0.2%
		Insurance--0.2%
15,000,000		AEGON NV, 8.000%, 8/15/2006	15,012,843
		CORPORATE NOTES--3.8%
		Finance - Securities--3.8%
106,000,000	[1,2]	K2 (USA) LLC, (K2 Corp. GTD), 4.800% - 5.000%, 12/6/2006 - 3/12/2007	105,998,016
172,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.150% - 5.750%, 8/1/2006 -7/25/2007	172,000,000
		TOTAL CORPORATE NOTES	277,998,016
		LOAN PARTICIPATION--0.4%
		Electrical Equipment--0.4%
32,000,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 5.390%, 5/21/2007	32,000,000
		NOTES - VARIABLE--52.3% [4]
		Banking--27.8%
4,120,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 5.450%, 8/3/2006	4,120,000
3,955,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.400%, 8/3/2006	3,955,000
4,495,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 5.450%, 8/4/2006	4,495,000
3,533,000		Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,533,000
3,835,000		Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,835,000
1,875,000		Alabama State IDA, (Regions Bank, Alabama LOC), 5.450%, 8/3/2006	1,875,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A., Minnesota LOC), 5.490%, 8/3/2006	2,000,000
1,095,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 5.400%, 8/3/2006	1,095,000
2,940,000		American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,940,000
8,200,000		American Health Centers, Inc., Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	8,200,000
7,775,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	7,775,000
3,155,000		B & H Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,155,000
2,865,000		BMW Investments, Inc., (Wachovia Bank N.A. LOC), 5.500%, 8/4/2006	2,865,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$8,915,000		Badger Mining Corp., (U.S. Bank, N.A. LOC), 5.370%, 8/2/2006	$8,915,000
3,899,000		Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,899,000
274,000,000		Bank of America N.A., 5.373%, 8/1/2006	273,996,424
25,000,000	[1,2]	Bank of New York Co., Inc., 5.458%, 8/28/2006	25,000,000
59,000,000		Barclays Bank PLC, 5.289% - 5.343%, 8/7/2006 - 8/28/2006	58,993,058
8,315,000		Barton Healthcare LLC, (JPMorgan Chase Bank, N.A. LOC), 5.340%, 8/2/2006	8,315,000
24,995,000		Battle Creek, MI Downtown Development Authority, Series 2004, (INS by Ambac Financial Group, Inc.), 5.340%, 8/2/2006	24,995,000
7,690,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 5.400%, 8/3/2006	7,690,000
865,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.450%, 8/3/2006	865,000
1,870,000		Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,870,000
925,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.400%, 8/4/2006	925,000
3,125,000		Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,125,000
5,180,000		Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 5.450%, 8/3/2006	5,180,000
5,890,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 5.550%, 8/3/2006	5,890,000
705,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 8/3/2006	705,000
6,310,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 5.440%, 8/1/2006	6,310,000
2,305,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 5.500%, 8/3/2006	2,305,000
35,106,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	35,106,000
208,000		Capital One Funding Corp., (Series 1993-A), (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	208,000
1,663,000		Capital One Funding Corp., Series 1996-C, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	1,663,000
4,800,000		Capital One Funding Corp., Series 2001-C, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	4,800,000
1,955,000		Charles River LLC, (Harris, N.A. LOC), 5.520%, 8/3/2006	1,955,000
9,100,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	9,100,000
3,350,000		Cleveland Country Club, Inc., Series 2001, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,350,000
4,100,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	4,100,000
6,600,000		Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.500%, 8/3/2006	6,600,000
14,490,000		Cook County, IL, Series 2002 A, 5.420%, 8/2/2006	14,490,000
27,120,000		Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC), 5.400%, 8/3/2006	27,120,000
110,000,000		Credit Suisse, Zurich, 5.280% - 5.470%, 9/12/2006 - 9/29/2006	110,000,000
4,500,000		DBH Properties LLC, Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	4,500,000
5,570,000		DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 5.470%, 8/3/2006	5,570,000
170,000,000	[1,2]	DePfa Bank PLC, 5.369%, 9/15/2006	170,000,000
4,020,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	4,020,000
1,855,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 5.370%, 8/2/2006	1,855,000
4,810,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 5.400%, 8/3/2006	4,810,000
875,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	875,000
2,800,000		Equity Development Corp., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,800,000
6,900,000		Erwin Marine Sales, Inc., Series 2000, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	6,900,000
4,000,000		Excel Mining Systems, Inc., Series 2001, (Australia & New Zealand Banking Group, Melbourne LOC), 5.550%, 8/3/2006	4,000,000
451,000		First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	451,000
1,875,000		Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,875,000
785,000		Fredericksburg, VA IDA, (SunTrust Bank LOC), 5.420%, 8/2/2006	785,000
5,645,000		Freeport, IL, (U.S. Bank, N.A. LOC), 5.500%, 8/3/2006	5,645,000
2,010,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 5.400%, 8/3/2006	2,010,000
2,100,000		Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 8/3/2006	2,100,000
3,700,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 5.370%, 8/2/2006	3,700,000
21,500,000		Greenwich Capital Holdings, Inc., (Greenwich Capital Holdings, Inc. GTD), 5.305%, 8/9/2006	21,500,000
79,000,000		Greenwich Capital Holdings, Inc., (Royal Bank of Scotland PLC, Edinburgh GTD), 5.317%, 8/14/2006	79,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,860,000		Grigsby Properties LLC, Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	$3,860,000
1,485,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 5.600%, 8/3/2006	1,485,000
2,170,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 5.600%, 8/3/2006	2,170,000
153,000,000	[1,2]	HBOS Treasury Services PLC, 5.259% - 5.315%, 8/9/2006 - 8/21/2006	153,000,000
171,000,000		HBOS Treasury Services PLC, 5.396% - 5.530%, 8/1/2006 - 9/25/2006	171,000,000
14,600,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 5.350%, 8/3/2006	14,600,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 5.500%, 8/4/2006	8,055,000
8,400,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	8,400,000
4,440,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 5.430%, 8/3/2006	4,440,000
5,335,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 5.430%, 8/3/2006	5,335,000
3,085,000		IPC Industries, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 8/3/2006	3,085,000
1,050,000		IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 5.450%, 8/3/2006	1,050,000
6,750,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	6,750,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 5.350%, 8/3/2006	15,000,000
32,500,000		J.P. Morgan Chase & Co., 5.316%, 8/2/2006	32,500,000
3,685,000		Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	3,685,000
8,755,000		Jet-Pep, Inc., Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	8,755,000
3,865,000		Kansas Development Finance Authority, DLR Deer Creek Project, (FHLB of Topeka LOC), 5.450%, 8/3/2006	3,865,000
2,200,000		Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,200,000
950,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A., Minnesota LOC), 5.340%, 8/3/2006	950,000
2,700,000		LCO Ventures LLC, (Bank of America N.A. LOC), 5.370%, 8/3/2006	2,700,000
2,690,000		Life Church Birmingham, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,690,000
5,000,000	[1,2]	Los Angeles, CA, MERLOT Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	5,000,000
2,425,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 5.450%, 8/4/2006	2,425,000
1,785,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.450%, 8/4/2006	1,785,000
7,900,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 5.500%, 8/3/2006	7,900,000
895,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 5.430%, 8/3/2006	895,000
2,695,000		Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,695,000
3,300,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 5.370%, 8/2/2006	3,300,000
1,460,000		Mississippi Business Finance Corp., (JPMorgan Chase Bank, N.A. LOC), 5.400%, 8/3/2006	1,460,000
1,275,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,275,000
2,835,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 5.400%, 8/3/2006	2,835,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 5.450%, 8/2/2006	2,565,000
4,155,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	4,155,000
14,000,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Co., Inc. LOC), 5.540%, 8/1/2006	14,000,000
2,355,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 5.400%, 8/3/2006	2,355,000
3,885,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 5.450%, 8/3/2006	3,885,000
2,000,000		Parker Towing Co., Inc., Series 2001, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,000,000
6,365,000		R & J Investment Co., (JPMorgan Chase Bank, N.A. LOC), 5.500%, 8/3/2006	6,365,000
7,480,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 5.430%, 8/3/2006	7,480,000
55,000,000		Royal Bank of Canada, Montreal, 5.375%, 8/10/2006	55,000,000
779,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 5.400%, 8/3/2006	779,000
3,110,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	3,110,000
2,520,000		Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,520,000
5,140,000		Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC), 5.370%, 8/2/2006	5,140,000
4,790,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 5.400%, 8/3/2006	4,790,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$4,075,000		Springhill Medical Complex, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 8/3/2006	$4,075,000
7,190,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 5.450%, 8/3/2006	7,190,000
60,000,000		Svenska Handelsbanken, Stockholm, 5.318%, 8/21/2006	59,998,368
2,335,000		TIL Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,335,000
2,110,000		TTL Realty LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,110,000
1,740,000		Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,740,000
30,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (Wachovia Corp. GTD), 5.490%, 9/28/2006	30,000,000
3,055,000		University Church of Christ, (Wachovia Bank N.A. LOC), 5.450%, 8/4/2006	3,055,000
2,595,000		University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,595,000
2,055,000		VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 5.400%, 8/3/2006	2,055,000
560,000		Vista Grande Villa, (LaSalle Bank, N.A. LOC), 5.350%, 8/3/2006	560,000
3,510,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	3,510,000
4,315,000		Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	4,315,000
6,400,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 5.430%, 8/3/2006	6,400,000
85,000,000		Wells Fargo & Co., 5.396%, 8/2/2006	85,000,000
15,000,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (JPMorgan Chase Bank, N.A. LOC), 5.320%, 8/3/2006	15,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 5.340%, 9/11/2006	50,000,000
108,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.339%, 8/16/2006	108,000,000
1,145,000		White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,145,000
4,190,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 5.450%, 8/3/2006	4,190,000
		TOTAL	2,022,271,850
		Brokerage--7.6%
35,000,000		Goldman Sachs Group, Inc., 5.307% - 5.386%, 8/1/2006 - 8/7/2006	35,000,000
40,000,000	[1,2]	Goldman Sachs Group, Inc., 5.389%, 8/15/2006	40,001,508
40,000,000		Merrill Lynch & Co., Inc., 5.394%, 8/4/2006	40,000,000
165,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.599%, 8/11/2006	165,000,000
272,000,000		Morgan Stanley, 5.366% - 5.468%, 8/1/2006 - 8/28/2006	272,001,466
		TOTAL	552,002,974
		Finance - Commercial--3.5%
6,600,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 5.380%, 8/3/2006	6,600,000
50,000,000		General Electric Capital Corp., 5.360%, 8/30/2006	50,000,000
193,500,000	[1,2]	General Electric Capital Corp., 5.469%, 8/17/2006	193,500,000
7,750,000		Oberthur Gaming Technologies Corp., Series 2002-A, (General Electric Capital Corp. LOC), 5.380%, 8/3/2006	7,750,000
		TOTAL	257,850,000
		Finance - Retail--3.1%
85,000,000	[1,2]	Compass Securitization LLC, 5.289% - 5.311%, 8/7/2006 - 10/12/2006	84,992,856
144,000,000	[1,2]	Paradigm Funding LLC, 5.297% - 5.345%, 8/7/2006 - 8/25/2006	144,000,000
		TOTAL	228,992,856
		Finance - Securities--4.2%
15,500,000	[1,2]	Beta Finance, Inc., 5.189%, 8/22/2006	15,501,114
119,000,000	[1,2]	K2 (USA) LLC, (K2 Corp. GTD), 5.300% - 5.445%, 8/10/2006 - 10/25/2006	118,989,530
170,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.311% - 5.500%, 8/1/2006 - 10/20/2006	169,999,472
		TOTAL	304,490,116
		Government Agency--0.1%
3,860,000		Community Hearth and Home Ltd., Series 2002, (FHLBank of Cincinnati LOC), 5.500%, 8/3/2006	3,860,000
935,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 5.320%, 8/3/2006	935,000
		TOTAL	4,795,000
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [4]
		Insurance--4.8%
$25,000,000		Genworth Life Insurance Co., 5.321%, 9/1/2006	$25,000,000
25,000,000		Hartford Life Insurance Co., 5.319% - 5.401%, 8/1/2006 - 9/1/2006	25,000,000
50,000,000	[1,2]	MBIA Global Funding LLC, 5.317%, 8/14/2006	50,000,000
45,000,000		MetLife Insurance Co. of Connecticut, 5.279% - 5.590%, 8/21/2006 - 9/28/2006	45,000,000
45,000,000		Metropolitan Life Insurance Co., 5.270% - 5.648%, 8/1/2006 - 10/2/2006	45,000,000
54,000,000		Monumental Life Insurance Co., 5.367% - 5.680%, 8/1/2006 - 8/14/2006	54,000,000
70,000,000		New York Life Insurance Co., 4.920% - 5.290%, 8/30/2006 - 9/1/2006	70,000,000
12,000,000	[1,2]	Pacific Life Global Funding, 5.384%, 8/4/2006	12,000,142
25,000,000		Transamerica Occidental Life Insurance Co., 5.620%, 10/2/2006	25,000,000
		TOTAL	351,000,142
		Municipal--1.2%
84,000,000		Florida Hurricane Catastrophe Fund Finance Corp., 5.377%, 8/15/2006	84,000,000
		TOTAL NOTES - VARIABLE	3,805,402,938
		MUTUAL FUNDS--0.8%
		Asset Management--0.8%
25,000,000		Columbia Money Market Reserves	25,000,000
30,088,937		DWS Money Market Trust	30,088,937
		TOTAL MUTUAL FUNDS	55,088,937
		REPURCHASE AGREEMENT--1.4%
104,499,000		Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.	104,499,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [5]	7,268,809,805
		OTHER ASSETS AND LIABILITIES - NET--0.2%	15,433,271
		TOTAL NET ASSETS--100%	$7,284,243,076

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $2,828,687,466, which represented 38.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $2,828,687,466, which represented 38.8% of total net assets.

3 Discount at the time of the purchase, or the coupon for interest bearing issues.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts- Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	44.3%
Variable Rate Instruments	37.3%
Bank Instruments	9.4%
Repurchase Agreements	8.7%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	50.9%	[4]
8-30 Days	30.7%
31-90 Days	10.2%
91-180 Days	2.6%
181 Days or more	5.3%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 37.5% of the Fund's portfolio.

Prime Management Obligations Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.6%
		Finance - Automotive--0.1%
$3,358,853	[1,2]	DaimlerChrysler Auto Trust 2006-A, Class A1, 4.791%, 3/8/2007	$3,358,853
1,975,464		World Omni Automobile Receivables Trust 2006-A, Class A1, 4.854%, 3/15/2007	1,975,464
		TOTAL	5,334,317
		Finance - Equipment--0.5%
6,583,312		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	6,583,312
11,245,974		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	11,245,974
		TOTAL	17,829,286
		TOTAL ASSET-BACKED SECURITIES	23,163,603
		BANKERS ACCEPTANCE--0.5%
		Banking--0.5%
18,000,000		Wachovia Bank N.A., 5.450%, 12/20/2006	17,615,775
		CERTIFICATES OF DEPOSIT--8.9%
		Banking--8.9%
15,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	15,000,077
29,000,000		Calyon, Paris, 4.750% - 5.310%, 10/17/2006 - 4/19/2007	29,000,000
18,000,000		Citizens Bank of Pennsylvania, 5.220%, 8/28/2006	18,000,000
44,200,000		Credit Suisse, Zurich, 4.775% - 5.250%, 10/27/2006 - 3/29/2007	44,200,000
25,000,000		DePfa Bank PLC, 5.260%, 4/9/2007	25,000,000
20,000,000		Deutsche Bank AG, 4.500%, 10/13/2006	20,000,000
10,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	9,992,204
20,000,000		HBOS Treasury Services PLC, 5.355%, 5/15/2007	20,000,000
48,000,000		Huntington National Bank, Columbus, OH, 5.190%, 8/1/2006	48,000,000
21,500,000		Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.755%, 10/4/2006 - 10/27/2006	21,499,964
10,000,000		Societe Generale, Paris, 4.785%, 10/27/2006	10,000,117
11,000,000		Toronto Dominion Bank, 5.600%, 6/18/2007	11,000,000
48,000,000		Wells Fargo Bank, N.A., 4.840% - 5.310%, 8/10/2006 - 1/30/2007	47,999,229
12,000,000		Wilmington Trust Co., 5.125%, 8/2/2006	12,000,000
		TOTAL CERTIFICATES OF DEPOSIT	331,691,591
		COLLATERALIZED LOAN AGREEMENTS--20.7%
		Banking--9.9%
25,000,000		BNP Paribas Securities Corp., 5.423%, 8/1/2006	25,000,000
110,000,000		Credit Suisse First Boston LLC, 5.413%, 8/1/2006	110,000,000
100,000,000		Deutsche Bank Securities, Inc., 5.443%, 8/1/2006	100,000,000
75,000,000		Greenwich Capital Markets, Inc., 5.438%, 8/1/2006	75,000,000
20,000,000		IXIS Financial Products Inc., 5.413%, 8/1/2006	20,000,000
40,000,000		J.P. Morgan Securities, Inc., 5.413%, 8/1/2006	40,000,000
		TOTAL	370,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--10.8%
$72,000,000		Bear Stearns & Co., Inc., 5.433%, 8/1/2006	$72,000,000
115,000,000		Citigroup Global Markets, Inc., 5.413%, 8/1/2006	115,000,000
145,000,000		Goldman Sachs & Co., 5.383% - 5.413%, 8/1/2006	145,000,000
10,000,000		Lehman Brothers, Inc., 5.463%, 8/1/2006	10,000,000
50,000,000		Merrill Lynch & Co., Inc., 5.443%, 8/1/2006	50,000,000
15,000,000		Morgan Stanley & Co., Inc., 5.413%, 8/1/2006	15,000,000
		TOTAL	407,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	777,000,000
		COMMERCIAL PAPER--19.1% [3]
		Banking--5.8%
20,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 4.984%, 4/10/2007	19,302,240
28,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.300%, 8/22/2006	27,913,433
45,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 4.960% - 5.100%, 8/4/2006 - 11/20/2006	44,668,256
44,991,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.360%, 8/21/2006	44,857,027
83,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 4.970% - 5.400%, 8/10/2006 - 10/11/2006	82,616,490
		TOTAL	219,357,446
		Finance - Automotive--1.7%
45,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.260% - 5.280%, 8/8/2006 - 8/15/2006	44,928,328
18,000,000		FCAR Auto Loan Trust, A1/P1 Series, 5.140% - 5.210%, 8/15/2006 - 9/15/2006	17,905,343
		TOTAL	62,833,671
		Finance - Commercial--0.7%
27,000,000		CIT Group, Inc., 5.000% - 5.110%, 8/9/2006 - 11/15/2006	26,709,978
		Finance - Retail--5.2%
11,000,000	[1,2]	Chariot Funding LLC, 5.150%, 9/5/2006	10,944,924
32,820,000	[1,2]	Compass Securitization LLC, 5.300%, 9/15/2006	32,602,568
41,500,000		Countrywide Financial Corp., 5.300%, 8/7/2006 - 8/8/2006	41,461,796
10,000,000	[1,2]	PREFCO-Preferred Receivables Funding Company LLC, 5.170%, 8/10/2006	9,987,075
100,000,000	[1,2]	Paradigm Funding LLC, 5.330%, 8/15/2006	99,792,722
		TOTAL	194,789,085
		Finance - Securities--5.7%
25,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.390%, 8/30/2006	24,891,451
53,000,000	[1,2]	Grampian Funding LLC, 4.900% - 5.370%, 8/7/2006 - 10/25/2006	52,537,927
120,000,000	[1,2]	KLIO II Funding Ltd., 5.340% - 5.360%, 8/18/2006 - 8/21/2006	119,663,192
15,000,000	[1,2]	Perry Global Funding LLC Series A, 5.390%, 10/4/2006	14,856,267
		TOTAL	211,948,837
		TOTAL COMMERCIAL PAPER	715,639,017
		CORPORATE BOND--0.1%
		Banking--0.1%
5,500,000		PNC Funding Corp., 5.750%, 8/1/2006	5,500,000
		CORPORATE NOTES--3.2%
		Finance - Retail--0.7%
26,000,000		Countrywide Financial Corp., 5.210% - 5.380%, 8/3/2006 - 9/13/2006	26,000,894
		Finance - Securities--2.5%
26,000,000	[1,2]	Beta Finance, Inc., 4.160%, 3/15/2007	26,000,000
14,050,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.000%, 3/12/2007	14,050,000
53,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.150% - 5.750%, 8/8/2006 -4/30/2007	53,000,000
		TOTAL	93,050,000
		TOTAL CORPORATE NOTES	119,050,894
Principal Amount			Value
		LOAN PARTICIPATION--0.6%
		Miscellaneous--0.6%
$22,000,000		Cargill, Inc., 5.350%, 8/9/2006	$22,000,000
		NOTES - VARIABLE--37.3% [5]
		Banking--22.7%
2,900,000		AlaTrade Foods LLC, Series 4, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,900,000
961,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 5.400%, 8/3/2006	961,000
35,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.400%, 8/23/2006	35,000,000
1,920,000		BD Toy LLC, Series 2003, (Compass Bank, Birmingham LOC), 5.430%, 8/3/2006	1,920,000
62,000,000	[1,2]	BNP Paribas SA, 5.143% - 5.363%, 8/21/2006 - 8/28/2006	62,000,000
626,000		Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	626,000
7,916,000		Baldwin County Sewer Service LLC, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	7,916,000
20,000,000	[1,2]	Bank of Ireland, 5.350%, 8/21/2006	20,000,000
12,000,000		Barclays Bank PLC, 5.343%, 8/28/2006	11,998,754
1,950,000		Battle Creek, MI Downtown Development Authority, Series 2004, (Insured by AMBAC Financial Group, Inc.), 5.340%, 8/2/2006	1,950,000
5,960,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.450%, 8/3/2006	5,960,000
925,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.400%, 8/4/2006	925,000
3,940,000		CAH Holdings, Inc., Series 2003, (First Commercial Bank, Birmingham, AL LOC), 5.500%, 8/3/2006	3,940,000
8,000,000		CV 40-Stone Oak Ltd., Series 2005, (Compass Bank, Birmingham LOC), 5.450%, 8/3/2006	8,000,000
4,500,000		Castleton United Methodist Church, Inc., Series 2006a, (U.S. Bank, N.A. LOC), 5.450%, 8/3/2006	4,500,000
45,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 5.370%, 8/24/2006	45,000,000
70,000,000		Credit Agricole S.A., 5.480%, 10/23/2006	70,000,000
22,500,000		Credit Suisse, Zurich, 5.280% - 5.476%, 9/12/2006 - 10/16/2006	22,500,000
2,425,000		Dale G. Mithum, M.D. FACS, Series 2003, (Compass Bank, Birmingham LOC), 5.430%, 8/3/2006	2,425,000
1,500,000		DeKalb County, GA Housing Authority, Series 2004-T Highlands, (Bank of America N.A. LOC), 5.570%, 8/3/2006	1,500,000
4,000,000	[1,2]	DePfa Bank PLC, 5.369%, 9/15/2006	3,999,985
10,000,000		Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura Bank LOC), 5.350%, 8/3/2006	10,000,000
490,000		Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 5.400%, 8/3/2006	490,000
8,285,000		Fiore Capital LLC, Series 2005-A, (Marshall & Ilsley Bank, Milwaukee LOC), 5.400%, 8/3/2006	8,285,000
5,000,000		First Family Church, Series 2005, (Regions Bank, Alabama LOC), 5.370%, 8/3/2006	5,000,000
905,000		Franklin County, PA IDA, Series 2001B Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	905,000
35,400,000		Greenwich Capital Holdings, Inc., (Greenwich Capital Holdings, Inc. LOC), 5.305% - 5.360%, 8/9/2006 - 8/28/2006	35,400,000
1,230,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	1,230,000
18,000,000	[1,2]	HBOS Treasury Services PLC, 5.315%, 8/9/2006	18,000,000
3,000,000		HBOS Treasury Services PLC, 5.530%, 9/25/2006	3,000,641
9,555,000		HP Huntsville LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	9,555,000
4,715,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/3/2006	4,715,000
5,915,000		Headquarters Partnership Ltd., Series 2001, (National Australia Bank Ltd., Melbourne LOC), 5.400%, 8/3/2006	5,915,000
13,000,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 5.470%, 8/3/2006	13,000,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 5.350%, 8/3/2006	20,000,000
9,650,000		Lake Mary Bay LP, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	9,650,000
1,665,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/4/2006	1,665,000
5,450,000		MOBR-04 LLC, Series 2004, (Compass Bank, Birmingham LOC), 5.430%, 8/3/2006	5,450,000
4,405,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, Series 2005, (Wachovia Bank N.A. LOC), 5.350%, 8/3/2006	4,405,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,000,000
14,500,000		Marshall & Ilsley Bank, Milwaukee, 5.510%, 10/3/2006	14,500,467
245,000		McCullough Oil Bond Issue LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	245,000
136,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.306%, 8/7/2006	136,000,000
10,500,000		Nautical Transport LLC, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	10,500,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$4,350,000		Ohmart/Vega Corp., Series 2003, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	$4,350,000
3,000,000		Overland Park Professional Center LLC, Series 2004, (Comerica Bank LOC), 5.490%, 8/3/2006	3,000,000
3,225,000		Pizitz Properties LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,225,000
4,000,000		Prevea Clinic, Inc., Series 2004-A, (Wells Fargo Bank, N.A. LOC), 5.350%, 8/3/2006	4,000,000
3,500,000		Pro-Cell LLC, Series 2004, (Compass Bank, Birmingham LOC), 5.430%, 8/3/2006	3,500,000
5,975,000		Provena Foods, Inc., (Wells Fargo Bank, N.A. LOC), 5.410%, 8/3/2006	5,975,000
5,450,000		Roman Catholic Bishop of San Jose, CA, Series 2005, (Allied Irish Banks PLC LOC), 5.400%, 8/3/2006	5,450,000
45,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.316%, 8/1/2006	45,000,000
5,000,000		Royal Bank of Canada, Montreal, 5.520%, 10/12/2006	5,000,853
10,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 5.400%, 8/3/2006	10,000,000
410,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 5.400%, 8/3/2006	410,000
20,000,000	[1,2]	Societe Generale, Paris, 5.316%, 8/2/2006	20,000,000
900,000		Spiller LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	900,000
65,000,000		Svenska Handelsbanken, Stockholm, 5.286% - 5.318%, 8/3/2006 - 8/21/2006	64,997,946
910,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 5.430%, 8/3/2006	910,000
36,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.338%, 8/16/2006	36,000,000
3,090,000		William Morris Realty Huntsville LLC, Series 2004, (Compass Bank, Birmingham LOC), 5.430%, 8/3/2006	3,090,000
		TOTAL	850,741,646
		Brokerage--5.9%
20,000,000	[1,2]	Goldman Sachs Group, Inc., 5.388%, 8/15/2006	20,000,754
6,000,000		Goldman Sachs Group, Inc., 5.598%, 9/29/2006	6,004,446
30,000,000		Merrill Lynch & Co., Inc., 5.182% - 5.348%, 8/15/2006 - 8/28/2006	30,000,000
165,000,000		Morgan Stanley, 5.366% - 5.468%, 8/1/2006 - 8/25/2006	165,001,070
		TOTAL	221,006,270
		Finance - Retail--2.6%
35,000,000	[1,2]	Compass Securitization LLC, 5.300% - 5.323%, 8/10/2006 - 10/12/2006	34,995,871
43,000,000	[1,2]	Paradigm Funding LLC, 5.296% - 5.345%, 8/7/2006 - 8/25/2006	43,000,000
20,000,000	[1,2]	SLM Corp., 5.355%, 8/14/2006	20,000,000
		TOTAL	97,995,871
		Finance - Securities--1.5%
40,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.325% - 5.445%, 8/10/2006 - 10/25/2006	39,991,504
15,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.311%, 8/1/2006	15,000,000
		TOTAL	54,991,504
		Insurance--3.6%
10,000,000		Genworth Life Insurance Co., 5.256%, 8/9/2006	10,000,000
10,000,000		Hartford Life Global Funding Trust, 5.348%, 8/15/2006	10,000,000
10,000,000		Hartford Life Insurance Co., 5.400%, 9/1/2006	10,000,000
20,000,000	[1,2]	MBIA Global Funding LLC, 5.316%, 8/14/2006	20,000,000
15,000,000		MetLife Insurance Co. of Connecticut, 5.328% - 5.590%, 9/1/2006 - 9/28/2006	15,000,000
20,000,000		Metropolitan Life Insurance Co., 5.270%, 8/1/2006	20,000,000
50,000,000		New York Life Insurance Co., 4.920% - 5.290%, 8/30/2006 - 9/1/2006	50,000,000
		TOTAL	135,000,000
		Municipal--1.0%
37,000,000		Florida Hurricane Catastrophe Fund Finance Corp., 5.377%, 8/15/2006	37,000,000
		Pharmaceuticals & Health Care--0.0%
500,000	[1,2]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 5.316%, 8/1/2006	500,019
		TOTAL NOTES - VARIABLE	1,397,235,310
Principal Amount			Value
		REPURCHASE AGREEMENTS--8.7%
$286,527,000		Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.	$286,527,000
20,000,000		Interest in $238,000,000 joint repurchase agreement 5.10%, dated 7/31/2006 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/31/2006 for $238,033,717 on 8/1/2006. The market value of the underlying securities at the end of the period was $242,764,447.	20,000,000
20,000,000		Interest in $100,000,000 joint repurchase agreement 5.20%, dated 7/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $100,014,444 on 8/1/2006. The market value of the underlying securities at the end of the period was $102,000,893.	20,000,000
		TOTAL REPURCHASE AGREEMENTS	326,527,000
		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST) [6]	3,735,423,190
		OTHER ASSETS AND LIABILITIES - NET--0.3%	11,926,237
		TOTAL NET ASSETS--100%	$3,747,349,427

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $1,276,228,318, which represented 34.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $1,276,228,318, which represented 34.1% of total net assets.

3 Discount rate at the time of purchase, or the coupon for interest-bearing issues.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letters of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	41.5%
Commercial Paper & Notes	37.7%
Bank Instruments	18.9%
Repurchase Agreements	2.9%
Other Assets and Liabilities--Net [2]	(1.0)%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	42.2	% [4]
8-30 Days	33.2%
31-90 Days	18.8%
91-180 Days	1.8%
181 Days or more	5.0%
Other Assets and Liabilities--Net [2]	(1.0)%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 28.1% of the Fund's portfolio.

Prime Obligations Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.8%
		Finance - Automotive--0.3%
$21,264,819		Capital One Prime Auto Receivables Trust 2006-1, Class A1, 4.872%, 3/15/2007	$21,264,819
12,479,638		CarMax Auto Owner Trust 2006-1, Class A1, 5.180%, 5/15/2007	12,479,638
9,740,673	[1,2]	DaimlerChrysler Auto Trust 2006-A, Class A1, 4.791%, 3/8/2007	9,740,673
7,490,611		Honda Auto Receivables Owner Trust 2005-6, Class A-1, 4.511%, 12/18/2006	7,490,611
2,226,494		USAA Auto Owner Trust 2005-4, Class A1, 4.400%, 12/15/2006	2,226,494
11,288,364		World Omni Automobile Receivables Trust 2006-A, Class A1, 4.854%, 3/15/2007	11,288,364
		TOTAL	64,490,599
		Finance - Equipment--0.5%
17,006,888		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	17,006,888
41,235,240		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	41,235,240
4,392,380	[1,2]	GE Equipment Small Ticket LLC Series 2005-2, Class A1, 4.556%, 12/22/2006	4,392,380
32,480,403		John Deere Owner Trust 2006-A, Class A1, 5.364%, 7/13/2007	32,480,403
		TOTAL	95,114,911
		TOTAL ASSET-BACKED SECURITIES	159,605,510
		CERTIFICATES OF DEPOSIT--10.9%
		Banking--10.9%
35,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	35,000,181
245,000,000		Calyon, Paris, 4.750% - 5.355%, 10/17/2006 - 4/30/2007	245,001,791
105,000,000		Citizens Bank N.A., 5.160% - 5.270%, 8/10/2006 - 9/12/2006	105,001,514
235,000,000		Citizens Bank of Massachusetts, 5.330% - 5.430%, 8/10/2006 - 9/29/2006	235,000,000
189,000,000		Citizens Bank of Pennsylvania, 5.220% - 5.500%, 8/28/2006 - 10/31/2006	189,000,000
219,000,000		Credit Suisse, Zurich, 4.920% - 5.250%, 11/20/2006 - 3/29/2007	219,000,000
49,200,000		DePfa Bank PLC, 5.260%, 4/9/2007	49,200,000
250,000,000		Deutsche Bank AG, 4.500% - 4.765%, 10/13/2006 - 10/27/2006	250,000,000
40,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	39,968,817
19,250,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	19,250,000
100,000,000		Marshall & Ilsley Bank, Milwaukee, 5.250%, 9/11/2006	100,000,000
289,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.850%, 10/4/2006 - 1/30/2007	288,999,290
95,000,000		Societe Generale, Paris, 4.760% - 4.785%, 10/27/2006	95,000,875
153,000,000		Toronto Dominion Bank, 5.295% - 5.600%, 4/13/2007 - 6/18/2007	153,000,000
280,000,000		Wells Fargo Bank, N.A., 5.300% - 5.310%, 8/7/2006 - 8/10/2006	280,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,303,422,468
		COLLATERALIZED LOAN AGREEMENTS--12.4%
		Banking--4.5%
856,000,000		Fortis Bank SA/NV, 5.362%, 8/1/2006	856,000,000
80,000,000		IXIS Financial Products Inc., 5.412%, 8/1/2006	80,000,000
		TOTAL	936,000,000
		Brokerage--7.9%
703,000,000		Citigroup Global Markets, Inc., 5.362% - 5.412%, 8/1/2006	703,000,000
740,000,000		Goldman Sachs & Co., 5.270% - 5.412%, 8/1/2006	740,000,000
230,000,000		Merrill Lynch & Co., Inc., 5.442%, 8/1/2006	230,000,000
		TOTAL	1,673,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,609,000,000
Principal Amount			Value
		COMMERCIAL PAPER--20.8% [3]
		Banking--5.0%
$222,000,000		Bank of America Corp., 5.330% - 5.385%, 9/21/2006 - 10/4/2006	$220,070,903
33,110,000		Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group, 5.400%, 10/11/2006	32,757,379
1,265,000		Benedictine Living Communities, Inc., 5.400%, 10/11/2006	1,251,528
100,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.390%, 10/2/2006 - 10/3/2006	99,064,236
90,000,000		HBOS Treasury Services PLC, 5.180%, 9/8/2006	89,507,900
106,270,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.280%, 8/7/2006	106,176,482
15,235,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 5.330%, 8/9/2006	15,235,000
505,027,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 4.970% - 5.400%, 8/8/2006 - 10/11/2006	502,413,575
		TOTAL	1,066,477,003
		Finance - Automotive--5.3%
83,382,000		DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 5.280%, 8/4/2006	83,345,312
51,442,000		DaimlerChrysler Revolving Auto Conduit LLC, A1/P1 Series, 5.140% - 5.150%, 8/18/2006 - 9/14/2006	51,146,103
666,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 4.970% - 5.400%, 8/7/2006 - 11/13/2006	662,378,022
325,000,000		FCAR Auto Loan Trust, A1/P1 Series, 5.140% - 5.360%, 8/11/2006 - 9/15/2006	324,052,989
		TOTAL	1,120,922,426
		Finance - Commercial--1.3%
130,000,000		CIT Group, Inc., 5.000% - 5.110%, 8/9/2006 - 11/14/2006	128,780,458
40,000,000	[1,2]	Edison Asset Securitization LLC, 5.380%, 10/5/2006	39,611,444
100,000,000		General Electric Capital Corp., 5.230%, 8/8/2006	99,898,306
		TOTAL	268,290,208
		Finance - Retail--4.2%
20,000,000	[1,2]	Amsterdam Funding Corp., 5.380%, 10/4/2006	19,808,711
75,431,000	[1,2]	Chariot Funding LLC, 5.150% - 5.280%, 8/10/2006 - 9/5/2006	75,164,442
198,855,000	[1,2]	Compass Securitization LLC, 5.245% - 5.330%, 8/16/2006 - 9/15/2006	197,794,469
51,205,000	[1,2]	Jupiter Securitization Company LLC, 5.280%, 8/3/2006	51,189,980
50,000,000	[1,2]	PREFCO-Preferred Receivables Funding Company LLC, 5.170%, 8/10/2006	49,935,375
232,564,000	[1,2]	Paradigm Funding LLC, 5.230% - 5.330%, 8/7/2006 - 8/15/2006	232,203,675
252,229,000	[1,2]	Sheffield Receivables Corp., 5.280% - 5.300%, 8/9/2006 - 8/11/2006	251,906,103
		TOTAL	878,002,755
		Finance - Securities--4.5%
35,000,000	[1,2]	Galaxy Funding Inc., 5.040%, 8/4/2006	34,985,300
269,000,000	[1,2]	Georgetown Funding Co. LLC, 5.419% - 5.449%, 9/19/2006 - 9/20/2006	267,816,641
250,000,000	[1,2]	Grampian Funding LLC, 5.220% - 5.370%, 9/18/2006 - 10/25/2006	247,259,146
197,844,000	[1,2]	KLIO II Funding Ltd., 5.230% - 5.370%, 8/18/2006 - 9/8/2006	197,110,642
179,000,000	[1,2]	Perry Global Funding LLC Series A, 5.180% - 5.380%, 8/9/2006 - 10/10/2006	177,862,951
35,000,000	[1,2]	Scaldis Capital LLC, 5.230%, 9/13/2006	34,781,357
		TOTAL	959,816,037
		Insurance--0.5%
100,000,000	[1,2]	Aspen Funding Corp., 5.350%, 9/22/2006	99,227,222
		TOTAL COMMERCIAL PAPER	4,392,735,651
		CORPORATE BONDS--0.3%
		Finance - Commercial--0.1%
20,000,000		CIT Group, Inc., 5.202%, 8/18/2006	20,000,573
		Finance - Retail--0.2%
46,325,000		SLM Corp., 5.529%, 9/15/2006	46,335,844
		TOTAL CORPORATE BONDS	66,336,417
Principal Amount			Value
		CORPORATE NOTES--2.3%
		Finance - Securities--2.3%
$185,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.000%, 3/9/2007 - 3/12/2007	$185,000,000
303,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.150% - 5.750%, 8/8/2006 - 7/25/2007	303,000,000
		TOTAL CORPORATE NOTES	488,000,000
		GOVERNMENT AGENCIES--0.2%
		Government Agency--0.2%
39,000,000		Federal Home Loan Mortgage Corp., 5.410%, 6/18/2007	39,000,000
		LOAN PARTICIPATION--0.3%
		Electrical Equipment--0.3%
55,500,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 5.390%, 5/21/2007	55,500,000
		NOTES - VARIABLE--41.5% [4]
		Banking--18.5%
4,945,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.400%, 8/3/2006	4,945,000
1,620,000		Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,620,000
4,915,000		AlaTrade Foods LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.500%, 8/3/2006	4,915,000
1,245,000		Alabama State IDA, (SERIES 1994) Miltope Project, (Regions Bank, Alabama LOC), 5.470%, 8/3/2006	1,245,000
3,800,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.450%, 8/3/2006	3,800,000
1,075,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham, AL LOC), 5.500%, 8/3/2006	1,075,000
2,050,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 5.470%, 8/3/2006	2,050,000
33,640,000		American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	33,640,000
7,150,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 5.430%, 8/3/2006	7,150,000
12,000,000		Association of American Medical Colleges, (GTD by JPMorgan Chase Bank, N.A., INS AMBAC Financial Group, Inc.), 5.490%, 8/2/2006	12,000,000
4,125,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 5.400%, 8/3/2006	4,125,000
7,640,000		B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	7,640,000
230,000,000	[1,2]	BNP Paribas SA, 5.144% - 5.364%, 8/21/2006 - 8/28/2006	230,000,000
5,635,000		Baldwin County Sewer Service LLC, Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	5,635,000
602,000,000		Bank of America N.A., 5.373%, 8/1/2006	601,992,144
63,000,000	[1,2]	Bank of Ireland, 5.350%, 8/21/2006	63,000,000
73,000,000	[1,2]	Bank of New York Co., Inc., 5.458%, 8/28/2006	73,000,000
225,000,000		Barclays Bank PLC, 5.289% - 5.343%, 8/7/2006 - 8/28/2006	224,972,557
16,275,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.450%, 8/3/2006	16,275,000
6,995,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 5.498%, 8/2/2006	6,995,000
3,260,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 5.498%, 8/2/2006	3,260,000
4,910,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.400%, 8/4/2006	4,910,000
1,205,000		Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,205,000
5,970,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 8/3/2006	5,970,000
13,001,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	13,001,000
3,107,000		Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	3,107,000
17,658,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	17,658,000
1,414,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	1,414,000
1,089,000		Capital One Funding Corp., Series 1994-D, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	1,089,000
2,882,000		Capital One Funding Corp., Series 1995-B, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	2,882,000
1,297,000		Capital One Funding Corp., Series 1995-F, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	1,297,000
3,112,000		Capital One Funding Corp., Series 1996-H, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	3,112,000
7,294,000		Capital One Funding Corp., Series 2001-B, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	7,294,000
10,575,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 5.500%, 8/4/2006	10,575,000
6,350,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	6,350,000
3,760,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 5.650%, 8/3/2006	3,760,000
3,805,000		Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A. LOC), 5.450%, 8/3/2006	3,805,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$795,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	$795,000
1,420,000		Columbia County, GA Development Authority, Series 1993, (SunTrust Banks, Inc. LOC), 5.370%, 8/2/2006	1,420,000
10,800,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 5.450%, 8/3/2006	10,800,000
8,580,000		Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 5.550%, 8/4/2006	8,580,000
33,810,000		Cook County, IL, Series 2002 A, 5.420%, 8/2/2006	33,810,000
5,765,000		Crane Plastics Siding LLC, Series 2000, (JPMorgan Chase Bank, N.A. LOC), 5.400%, 8/3/2006	5,765,000
146,500,000		Credit Suisse, Zurich, 5.280% - 5.486%, 9/12/2006 - 10/24/2006	146,500,619
12,600,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 5.470%, 8/3/2006	12,600,000
15,000,000		Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura Bank LOC), 5.350%, 8/3/2006	15,000,000
2,570,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.400%, 8/2/2006	2,570,000
6,110,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	6,110,000
3,200,000		Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,200,000
43,000,000		First Tennessee Bank, N.A., 5.210%, 8/25/2006	43,000,099
1,000,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 5.450%, 8/3/2006	1,000,000
13,405,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 5.400%, 8/3/2006	13,405,000
2,930,000		Gesmundo & Associates, Inc., Series A, (National City Bank of the Midwest LOC), 5.350%, 8/3/2006	2,930,000
36,800,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank, N.A. LOC), 5.420%, 8/2/2006	36,800,000
13,850,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 5.370%, 8/2/2006	13,850,000
36,000,000		Greenwich Capital Holdings, Inc., (GTD by Greenwich Capital Holdings, Inc.), 5.305%, 8/9/2006	36,000,000
5,615,000		H & P Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	5,615,000
8,860,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 5.350%, 8/3/2006	8,860,000
399,000,000	[1,2]	HBOS Treasury Services PLC, 5.259% - 5.315%, 8/9/2006 - 8/21/2006	399,001,584
369,700,000		HBOS Treasury Services PLC, 5.396% - 5.530%, 8/1/2006 - 9/25/2006	369,702,523
5,550,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	5,550,000
8,210,000		Healthcare Network Properties LLC, (Series A), (National City Bank of the Midwest LOC), 5.350%, 8/3/2006	8,210,000
10,350,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	10,350,000
3,235,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham, AL LOC), 5.520%, 8/3/2006	3,235,000
85,000,000		J.P. Morgan Chase & Co., 5.316%, 8/2/2006	85,000,000
3,725,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 5.590%,8/2/2006	3,725,000
15,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (INS MBIA Insurance Corp.), 5.450%, 8/3/2006	15,000,000
3,130,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.450%, 8/2/2006	3,130,000
1,800,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.450%, 8/2/2006	1,800,000
4,740,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/4/2006	4,740,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTs Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	5,165,000
11,250,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 5.450%, 8/3/2006	11,250,000
4,785,000		M & C Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	4,785,000
460,000		Madison, WI Community Development Authority, Series 1997-B Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 5.600%, 8/3/2006	460,000
12,045,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999B, (Wachovia Bank N.A. LOC), 5.480%, 8/1/2006	12,045,000
17,440,000		Massachusetts State Development Finance Agency, (JPMorgan Chase Bank, N.A. LOC), 5.370%, 8/2/2006	17,440,000
4,610,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.450%, 8/4/2006	4,610,000
75,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.305% - 5.329%, 8/10/2006 - 8/15/2006	74,995,400
1,841,000		Midwest Funding Corp., Series 1992-B, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	1,841,000
8,710,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 5.470%, 8/3/2006	8,710,000
4,200,000		Mississippi Business Finance Corp., Howard Industries, Inc. Series 1997, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 8/3/2006	4,200,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 5.400%, 8/3/2006	10,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$17,000,000		Mississippi Business Finance Corp., Series 1994 Georgia Gulf, (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	$17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan Chase Bank, N.A. LOC), 5.400%, 8/2/2006	10,790,000
110,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.307%, 8/7/2006	110,000,000
5,975,000		North American Gulf Terminals, Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.390%, 8/3/2006	5,975,000
11,920,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 5.350%, 8/3/2006	11,920,000
81,800,000		Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 5.450%, 8/2/2006	81,800,000
10,150,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 5.400%, 8/3/2006	10,150,000
5,000,000		Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	5,000,000
11,000,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	11,000,000
4,385,000		Parkview Professional Center, Series 2005, (Comerica Bank LOC), 5.480%, 8/3/2006	4,385,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A., Minnesota LOC), 5.450%, 8/2/2006	6,650,000
14,500,000		Pitney Roads Partners LLC, Series 2003 - A, (Bank of America N.A. LOC), 5.380%, 8/3/2006	14,500,000
1,185,000		Quality Synthetic Rubber Co., Series 2000, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	1,185,000
5,850,000		Reiser Group Sonic Management Co., Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	5,850,000
9,255,000		Rollins College, Series 1998, (SunTrust Bank LOC), 5.370%, 8/2/2006	9,255,000
108,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.316%, 8/1/2006	108,000,000
60,000,000		Royal Bank of Canada, Montreal, 5.520%, 10/12/2006	60,010,241
19,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 5.400%, 8/3/2006	19,000,000
3,590,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 5.420%, 8/2/2006	3,590,000
2,771,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	2,771,000
14,390,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	14,390,000
50,000,000	[1,2]	Societe Generale, Paris, 5.316%, 8/2/2006	50,000,000
11,375,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 5.400%, 8/3/2006	11,375,000
55,225,000		Spitzer Group, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	55,225,000
3,180,000		Springfield Ltd. Partnership, (UBS AG LOC), 5.350%, 8/3/2006	3,180,000
1,165,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 5.640%, 8/3/2006	1,165,000
1,950,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 5.540%, 8/3/2006	1,950,000
13,280,000		Suffolk County, NY IDA, (Bank of America N.A. LOC), 5.420%, 8/2/2006	13,280,000
6,050,000		Trinity Baptist Church, Series 2002-A, (Regions Bank, Alabama LOC), 5.400%, 8/3/2006	6,050,000
75,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (GTD by Wachovia Corp.), 5.424% - 5.490%, 9/21/2006 - 9/28/2006	75,000,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	9,300,000
1,200,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	1,200,000
2,512,000		Vista Funding Corp., Series 1995-D, (Fifth Third Bank, Cincinnati LOC), 5.390%, 8/3/2006	2,512,000
1,245,000		Vista Funding Corp., Series 1998-B, (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	1,245,000
195,250,000		Wells Fargo & Co., 5.396%, 8/2/2006	195,250,066
10,575,000		Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 5.500%, 8/3/2006	10,575,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 5.340%, 9/11/2006	25,000,000
10,195,000		Whetstone Care Center LLC, Series 1998, (Fifth Third Bank, Cincinnati LOC), 5.500%, 8/3/2006	10,195,000
4,780,000		William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	4,780,000
34,345,000		World Wildlife Fund, Inc., Series 2000 B, (INS by AMBAC Financial Group, Inc.), 5.490%, 8/3/2006	34,345,000
		TOTAL	3,895,168,233
		Brokerage--7.8%
117,000,000		Goldman Sachs Group, Inc., 5.307% - 5.386%, 8/1/2006 - 8/7/2006	117,000,000
50,000,000	[1,2]	Goldman Sachs Group, Inc., 5.389%, 8/15/2006	50,001,885
110,000,000		Goldman Sachs Group, Inc., Promissory Note, 5.375%, 8/8/2006	110,000,000
374,000,000		Merrill Lynch & Co., Inc., 5.349% - 5.394%, 8/4/2006 - 8/24/2006	374,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Brokerage--continued
$240,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.599%, 8/11/2006	$240,000,334
752,300,000		Morgan Stanley, 5.363% - 5.468%, 8/1/2006 - 8/28/2006	752,302,345
		TOTAL	1,643,304,564
		Electrical Equipment--0.3%
2,600,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 5.310%, 8/3/2006	2,600,000
58,656,672		Northwest Airlines, Inc., (GTD by General Electric Co.), 5.330%, 8/7/2006	58,656,672
		TOTAL	61,256,672
		Finance - Commercial--2.3%
50,000,000	[1,2]	Fairway Finance Co. LLC, 5.328%, 8/21/2006	49,999,745
436,100,000	[1,2]	General Electric Capital Corp., 5.469% - 5.470%, 8/9/2006 - 8/17/2006	436,100,000
		TOTAL	486,099,745
		Finance - Retail--4.0%
14,000,000		American Express Credit Corp., 5.459%, 8/15/2006	14,006,142
368,500,000	[1,2]	Compass Securitization LLC, 5.300% - 5.324%, 8/7/2006 - 10/12/2006	368,472,518
286,500,000	[1,2]	Paradigm Funding LLC, 5.297% - 5.345%, 8/7/2006 - 8/25/2006	286,500,000
180,000,000	[1,2]	SLM Corp., 5.356%, 8/14/2006	180,000,000
		TOTAL	848,978,660
		Finance - Securities--2.9%
122,500,000	[1,2]	Beta Finance, Inc., 5.189% - 5.379%, 8/15/2006 - 8/22/2006	122,522,655
23,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.325%, 8/10/2006	23,000,793
474,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.309% - 5.355%, 8/1/2006 - 8/24/2006	473,994,899
		TOTAL	619,518,347
		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (FNMA LOC), 5.320%, 8/3/2006	7,945,000
46,455,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 5.320%, 8/3/2006	46,455,000
5,350,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (FHLB of Indianapolis LOC), 5.340%, 8/3/2006	5,350,000
		TOTAL	59,750,000
		Insurance--3.8%
20,000,000		Albuquerque, NM, Series 2000 A, (INS MBIA Insurance Corp.), 5.320%, 8/2/2006	20,000,000
54,000,000		Genworth Life Insurance Co., 5.321%, 9/1/2006	54,000,000
50,000,000		Hartford Life Insurance Co., 5.319% - 5.401%, 8/1/2006 - 9/1/2006	50,000,000
100,000,000	[1,2]	MBIA Global Funding LLC, 5.317%, 8/14/2006	100,000,000
66,000,000		MetLife Insurance Co. of Connecticut, 5.279% - 5.590%, 8/21/2006 - 9/28/2006	66,000,000
105,000,000		Metropolitan Life Insurance Co., 5.270% - 5.648%, 8/1/2006 - 10/2/2006	105,000,000
152,000,000		Monumental Life Insurance Co., 5.367% - 5.609%, 7/31/2006 - 10/2/2006	152,000,000
90,000,000		New York Life Insurance Co., 4.920% - 5.290%, 8/30/2006 - 9/1/2006	90,000,000
30,000,000		Protective Life Secured Trust 2004-B, 5.580%, 10/13/2006	30,018,718
125,000,000		Transamerica Occidental Life Insurance Co., 5.620%, 10/2/2006	125,000,000
		TOTAL	792,018,718
		Municipal--1.0%
205,500,000		Florida Hurricane Catastrophe Fund Finance Corp., 5.377%, 8/15/2006	205,500,000
		Pharmaceuticals & Health Care--0.6%
128,000,000	[1,2]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 5.316%, 8/1/2006	128,000,000
		TOTAL NOTES - VARIABLE	8,739,594,939
Principal Amount or Shares			Value
		TIME DEPOSITS--8.0%
		Banking--8.0%
$400,000,000		Bank of Montreal, 5.300%, 8/1/2006	$400,000,000
190,000,000		Chase Bank USA, N.A., 5.313%, 8/1/2006	190,000,000
140,000,000		Deutsche Bank AG, 5.313%, 8/1/2006	140,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 5.213%, 8/1/2006	250,000,000
200,000,000		Societe Generale, Paris, 5.293%, 8/1/2006	200,000,000
500,000,000		SunTrust Bank, 5.300%, 8/1/2006	500,000,000
		TOTAL TIME DEPOSITS	1,680,000,000
		MUTUAL FUNDS--0.6%
		Asset Management--0.6%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	65,000,000
50,000,000		Columbia Money Market Reserves	50,000,000
20,059,291		DWS Money Market Trust	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
		REPURCHASE AGREEMENTS--2.9%
$228,302,000		Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.	228,302,000
150,000,000		Interest in $300,000,000 joint repurchase agreement 5.27%, dated 7/31/2006 under which Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 6/30/2023 for $300,043,917 on 8/1/2006. The market value of the underlying securities at the end of the period was $306,045,400.	150,000,000
30,000,000		Interest in $238,000,000 joint repurchase agreement 5.10%, dated 7/31/2006 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/31/2006 for $238,033,717 on 8/1/2006. The market value of the underlying securities at the end of the period was $242,764,447.	30,000,000
150,000,000		Interest in $850,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2011 for $850,123,958 on 8/1/2006. The market value of the underlying security at the end of the period was $868,259,653.	150,000,000
55,000,000		Interest in $100,000,000 joint repurchase agreement 5.20%, dated 7/31/2006 under which UBS Securities LLC will repurchase a U.S. Government Agency Security and Refunding Bonds with various maturities to 4/1/2036 for $100,014,444 on 8/1/2006. The market value of the underlying securities at the end of the period was $102,000,893.	55,000,000
		TOTAL REPURCHASE AGREEMENTS	613,302,000
		TOTAL INVESTMENTS--101.0% (AT AMORTIZED COST) [5]	21,281,556,276
		OTHER ASSETS AND LIABILITIES - NET--(1.0)%	(211,105,080)
		TOTAL NET ASSETS--100%	$21,070,451,196

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $6,758,204,217, which represented 32.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $6,758,204,217, which represented 32.1% of total net assets.

3 Discount rate at the time of purchase.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	47.3%
Variable Rate Instruments	42.2%
Bank Instruments	8.6%
Repurchase Agreements	3.9%
Other Assets and Liabilities--Net [2]	(2.0)%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	51.5	% [4]
8-30 Days	22.7%
31-90 Days	16.7%
91-180 Days	5.4%
181 Days or more	5.7%
Other Assets and Liabilities--Net [2]	(2.0)%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 34.0% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.7%
		Finance - Automotive--1.3%
$10,076,558	[1,2]	DaimlerChrysler Auto Trust 2006-A, Class A1, 4.791%, 3/8/2007	$10,076,558
73,500,000		GS Auto Loan Trust 2006-1, Class A1, 5.514%, 8/15/2007	73,500,000
32,397,518		HSBC Automotive Trust 2006-1, Class A1, 5.276%, 6/18/2007	32,397,518
1,294,473		USAA Auto Owner Trust 2005-4, Class A1, 4.400%, 12/15/2006	1,294,473
5,644,182		World Omni Automobile Receivables Trust 2006-A, Class A1, 4.855%, 3/15/2007	5,644,182
		TOTAL	122,912,731
		Finance - Equipment--0.4%
10,972,186		CIT Equipment Collateral 2006-VT1, Class A1, 4.990%, 3/20/2007	10,972,186
29,989,266		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	29,989,266
		TOTAL	40,961,452
		TOTAL ASSET-BACKED SECURITIES	163,874,183
		CERTIFICATES OF DEPOSIT--7.6%
		Banking--7.6%
5,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	5,000,026
181,000,000		Calyon, Paris, 4.750% - 5.310%, 10/17/2006 - 4/19/2007	181,000,000
55,000,000		Credit Suisse, Zurich, 4.920% - 5.200%, 2/5/2007 - 3/29/2007	55,000,000
200,000,000		Deutsche Bank AG, 4.405% - 4.765%, 10/4/2006 - 10/27/2006	200,000,851
14,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	13,989,086
40,000,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	40,000,000
128,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.410% - 4.800%, 10/4/2006 - 1/29/2007	128,000,000
39,000,000		Toronto Dominion Bank, 5.600%, 6/18/2007	39,000,000
91,250,000		Wells Fargo Bank, N.A., 4.840%, 1/30/2007	91,241,207
		TOTAL CERTIFICATES OF DEPOSIT	753,231,170
		COLLATERALIZED LOAN AGREEMENTS--24.1%
		Banking--13.8%
25,000,000		BNP Paribas Securities Corp., 5.423%, 8/1/2006	25,000,000
344,000,000		Credit Suisse First Boston LLC, 5.413%, 8/1/2006	344,000,000
175,000,000		Deutsche Bank Securities, Inc., 5.443%, 8/1/2006	175,000,000
75,000,000		Fortis Bank SA/NV, 5.363%, 8/1/2006	75,000,000
295,000,000		Greenwich Capital Markets, Inc., 5.438%, 8/1/2006	295,000,000
250,000,000		HSBC Securities (USA), Inc., 5.413%, 8/1/2006	250,000,000
185,000,000		J.P. Morgan Securities, Inc., 5.413%, 8/1/2006	185,000,000
14,000,000		WAMU Capital Corp., 5.513%, 8/1/2006	14,000,000
		TOTAL	1,363,000,000
		Brokerage--10.3%
25,000,000		Bear Stearns & Cos., Inc., 5.433%, 8/1/2006	25,000,000
255,000,000		Citigroup Global Markets, Inc., 5.413%, 8/1/2006	255,000,000
353,000,000		Goldman Sachs & Co., 5.383% - 5.413%, 8/1/2006	353,000,000
189,631,000		Lehman Brothers, Inc., 5.413% - 5.463%, 8/1/2006	189,631,000
195,500,000		Morgan Stanley & Co., Inc., 5.413%, 8/1/2006	195,500,000
		TOTAL	1,018,131,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,381,131,000
Principal Amount			Value
		COMMERCIAL PAPER --17.2% [3]
		Aerospace/Auto--1.2%
$53,900,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.340% - 5.360%, 8/7/2006	$53,851,896
67,100,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 5.340% - 5.350%, 8/3/2006	67,080,066
		TOTAL	120,931,962
		Banking--2.7%
20,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 4.984%, 4/10/2007	19,302,240
66,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 4.970% - 5.100%, 8/9/2006 - 11/20/2006	65,400,767
60,000,000		Landesbank Baden-Wuerttemberg, 5.350%, 9/19/2006	59,563,083
125,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 4.970% - 5.400%, 8/10/2006 - 10/11/2006	124,139,125
		TOTAL	268,405,215
		Consumer Products--0.5%
54,400,000	[1,2]	Fortune Brands, Inc., 5.225% - 5.450%, 8/8/2006 - 9/6/2006	54,276,304
		Finance - Automotive--4.2%
105,700,000		DaimlerChrysler North America Holding Corp., 5.240% - 5.450%, 8/7/2006 - 8/21/2006	105,543,416
151,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 4.280% - 5.260%, 8/8/2006 - 8/15/2006	150,768,557
158,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.210% - 5.250%, 8/4/2006 - 9/15/2006	157,595,927
		TOTAL	413,907,900
		Finance - Commercial--1.2%
124,000,000		CIT Group, Inc., 5.050% - 5.370%, 10/16/2006 - 11/15/2006	122,385,500
		Finance - Retail--1.1%
20,000,000	[1,2]	Amsterdam Funding Corp., 5.380%, 10/4/2006	19,808,711
21,000,000	[1,2]	Chariot Funding LLC, 5.150%, 9/5/2006	20,894,854
65,000,000	[1,2]	Compass Securitization LLC, 5.245% - 5.280%, 8/16/2006 - 9/15/2006	64,791,656
		TOTAL	105,495,221
		Finance - Securities--2.3%
22,000,000	[1,2]	Galaxy Funding Inc., 5.040%, 8/4/2006	21,990,760
100,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.419%, 9/19/2006	99,565,806
108,000,000	[1,2]	Grampian Funding LLC, 5.040% - 5.370%, 8/7/2006 - 10/25/2006	106,808,238
		TOTAL	228,364,804
		Food & Beverage--1.0%
25,000,000	[1,2]	General Mills, Inc., 5.350%, 8/8/2006	24,973,993
40,300,000	[1,2]	H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 5.350% - 5.420%, 8/1/2006 - 8/15/2006	40,250,467
37,500,000	[1,2]	Sara Lee Corp., 5.370%, 8/3/2006	37,488,813
		TOTAL	102,713,273
		Homebuilding--0.8%
76,100,000		Centex Corp., 5.370%, 8/7/2006 - 8/8/2006	76,028,833
		Insurance--1.0%
100,000,000	[1,2]	Aspen Funding Corp., 5.330%, 9/20/2006	99,259,722
		Machinery, Equipment, Auto--0.6%
55,200,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 5.310%, 8/10/2006	55,126,722
		Oil & Oil Finance--0.6%
54,300,000	[1,2]	ConocoPhillips, (GTD by ConocoPhillips Co.), 5.400%, 8/1/2006	54,300,000
		TOTAL COMMERCIAL PAPER	1,701,195,456
		CORPORATE BONDS--0.1%
		Finance - Retail--0.1%
12,970,000		Countrywide Home Loans, Inc., 5.500%, 8/1/2006	12,970,000
Principal Amount			Value
		CORPORATE NOTES--2.7%
		Banking--0.1%
$12,675,000		Huntington National Bank, Columbus, OH, 2.750%, 10/16/2006	$12,616,330
		Finance - Retail--0.1%
5,000,000		Countrywide Financial Corp., 5.210%, 11/3/2006	5,000,174
		Finance - Securities--2.5%
90,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 4.800% - 5.000%, 12/6/2006 - 3/12/2007	89,998,979
157,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.340% - 5.750%, 10/3/2006 - 7/25/2007	157,000,000
		TOTAL	246,998,979
		TOTAL CORPORATE NOTES	264,615,483
		GOVERNMENT AGENCIES--0.2%
		Government Agency--0.2%
25,000,000		Federal Home Loan Mortgage Corp., 5.410%, 6/18/2007	25,000,000
		LOAN PARTICIPATION--1.3%
		Chemicals--0.5%
50,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.430%, 8/31/2006	50,000,000
		Electrical Equipment--0.3%
28,000,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 5.390%, 5/21/2007	28,000,000
		Miscellaneous--0.5%
51,000,000		Cargill, Inc., 5.350%, 8/9/2006	51,000,000
		TOTAL LOAN PARTICIPATION	129,000,000
		NOTES - VARIABLE --42.2% [5]
		Banking--23.3%
1,467,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 5.520%, 8/3/2006	1,467,000
2,065,000		AC, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,065,000
80,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.450%, 8/3/2006	80,000
1,650,000		Avondale Commerce Park, Phase III LLP, Phase III, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,650,000
4,530,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.600%, 8/2/2006	4,530,000
100,000,000		Barclays Bank PLC, 5.289% - 5.343%, 8/7/2006 - 8/28/2006	99,987,984
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Deutsche Bank Trust Co. Americas LOC), 5.500%, 8/3/2006	4,000,000
3,505,000		BBF LLC, Series 2002, (First Commercial Bank, Birmingham, AL LOC), 5.380%, 8/3/2006	3,505,000
6,930,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	6,930,000
735,000		Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	735,000
5,550,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 5.380%, 8/3/2006	5,550,000
42,000,000	[1,2]	BNP Paribas SA, 5.144%, 8/21/2006	42,000,000
1,510,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	1,510,000
8,415,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 5.600%, 8/3/2006	8,415,000
1,325,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 5.650%, 8/3/2006	1,325,000
734,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	734,000
2,542,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,542,000
3,251,000		CC Properties LLC, (Series 2002 B), Thomas & Carolyn Coleman, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,251,000
6,085,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.550%, 8/2/2006	6,085,000
4,785,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.550%, 8/2/2006	4,785,000
3,555,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	3,555,000
4,035,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 5.550%, 8/3/2006	4,035,000
4,340,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 5.570%, 8/3/2006	4,340,000
4,730,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 5.440%, 8/3/2006	4,730,000
3,315,000		Commerce Towers LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,315,000
Principal Amount			Value
		NOTES - VARIABLE --continued [5]
		Banking--continued
$6,250,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	$6,250,000
1,060,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	1,060,000
6,550,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	6,550,000
62,000,000		Credit Suisse, Zurich, 5.477%, 10/16/2006	62,000,000
6,025,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.650%, 8/3/2006	6,025,000
8,075,000		Cullman Shopping Center, Inc., (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 5.550%, 8/3/2006	8,075,000
165,000,000	[1,2]	DePfa Bank PLC, 5.369%, 9/15/2006	165,000,000
4,845,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	4,845,000
1,560,000		Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 5.650%, 8/3/2006	1,560,000
7,345,000		Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 5.400%, 8/3/2006	7,345,000
2,685,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	2,685,000
3,465,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	3,465,000
3,120,000		First Baptist Church of Mt. Olive, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,120,000
2,713,000		First Baptist Church of West Monroe, LA, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,713,000
8,230,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	8,230,000
2,778,000		Frank Parsons Paper Co., Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	2,778,000
3,110,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	3,110,000
1,719,000		Gateway Foods, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,719,000
5,625,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 5.400%, 8/3/2006	5,625,000
1,135,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/3/2006	1,135,000
6,510,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 5.500%, 8/3/2006	6,510,000
21,000,000		Greenwich Capital Holdings, Inc., (GTD by Greenwich Capital Holdings, Inc.), 5.305%, 8/9/2006	21,000,000
5,990,000		G&R Investments of Bay County LLC, (Series 2004), (Columbus Bank and Trust Co., GA LOC), 5.520%, 8/3/2006	5,990,000
1,691,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 5.370%, 8/3/2006	1,691,000
920,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 5.600%, 8/3/2006	920,000
3,130,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 5.600%, 8/3/2006	3,130,000
825,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/3/2006	825,000
12,200,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 5.600%, 8/3/2006	12,200,000
4,310,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	4,310,000
157,000,000	[1,2]	HBOS Treasury Services PLC, 5.259% - 5.315%, 8/9/2006 - 8/21/2006	157,000,000
150,000,000		HBOS Treasury Services PLC, 5.396% - 5.530%, 8/1/2006 - 9/25/2006	150,000,000
17,990,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 5.400%, 8/3/2006	17,990,000
2,250,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,250,000
7,945,000		HP Huntsville LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	7,945,000
665,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	665,000
3,595,000		Indian Hills Country Club, (Series 2000), (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,595,000
5,750,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 5.520%, 8/3/2006	5,750,000
40,500,000		J.P. Morgan Chase & Co., 5.316%, 8/2/2006	40,500,000
6,916,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.450%, 8/4/2006	6,916,290
1,510,000		Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	1,510,000
3,540,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	3,540,000
3,350,000		Lake Sherwood Senior Living Center LLC, (Regions Bank, Alabama LOC), 5.470%, 8/3/2006	3,350,000
8,400,000		Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	8,400,000
1,995,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	1,995,000
20,320,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	20,320,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	16,000,000
Principal Amount			Value
		NOTES - VARIABLE --continued [5]
		Banking--continued
$3,140,000		McClatchy-Avondale Corp., (Series1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	$3,140,000
11,035,000		McCullough Oil Bond Issue LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	11,035,000
10,350,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 5.400%, 8/3/2006	10,350,000
4,055,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	4,055,000
184,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.560%, 9/28/2006	184,000,000
135,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 5.560%, 9/28/2006	135,000,000
9,490,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	9,490,000
85,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.307%, 8/7/2006	85,000,000
3,455,000		Neron Real Estate LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,455,000
3,214,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/3/2006	3,214,000
910,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/3/2006	910,000
4,365,000		Old South Country Club, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	4,365,000
17,085,000		Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 5.550%, 8/3/2006	17,085,000
2,482,500		Orange Beach Marina, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,482,500
3,200,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 5.535%, 8/3/2006	3,200,000
5,225,000		Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC), 5.550%, 8/3/2006	5,225,000
7,720,000		Prospects Aggregates, Inc., (Series 2004), (Fulton Bank LOC), 5.550%, 8/3/2006	7,720,000
8,750,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 5.550%, 8/3/2006	8,750,000
3,140,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 5.550%, 8/3/2006	3,140,000
1,175,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	1,175,000
2,060,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	2,060,000
145,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.316%, 8/1/2006	145,000,000
55,000,000		Royal Bank of Canada, Montreal, 5.375%, 8/10/2006	55,000,000
18,350,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 5.600%, 8/3/2006	18,350,000
14,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 5.600%, 8/3/2006	14,000,000
7,535,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	7,535,000
30,000,000	[1,2]	Societe Generale, Paris, 5.316%, 8/2/2006	30,000,000
4,675,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 5.600%, 8/3/2006	4,675,000
3,115,000		Southwest Atlanta E.O.C., Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 5.470%, 8/3/2006	3,115,000
7,110,000		Spectra Gases, Inc., (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.550%, 8/2/2006	7,110,000
6,720,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 5.550%, 8/3/2006	6,720,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 5.400%, 8/3/2006	3,200,000
25,000,000		Svenska Handelsbanken, Stockholm, 5.318%, 8/21/2006	24,999,320
5,530,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	5,530,000
10,140,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.450%, 8/4/2006	10,140,000
9,390,000		Test Associates, (Series 2002), (Fulton Bank LOC), 5.550%, 8/3/2006	9,390,000
1,070,000		TLC Realty LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,070,000
2,935,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/3/2006	2,935,000
4,670,000		Town Development, Inc., (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	4,670,000
10,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2005-1), Tranche #1, (GTD by Wachovia Corp.), 5.424%, 9/21/2006	10,000,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopment Project (Series 2000), (LaSalle Bank, N.A. LOC), 5.490%, 8/2/2006	12,360,000
2,015,000		Vulcan, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	2,015,000
10,695,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 5.550%, 8/3/2006	10,695,000
87,000,000		Wells Fargo & Co., 5.396%, 8/2/2006	87,000,000
6,570,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/4/2006	6,570,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 5.340%, 9/11/2006	100,000,000
136,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.339%, 8/16/2006	136,500,000
Principal Amount			Value
		NOTES - VARIABLE --continued [5]
		Banking--continued
$13,805,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/1/2006	$13,805,000
6,790,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.500%, 8/2/2006	6,790,000
4,550,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 5.450%, 8/3/2006	4,550,000
8,160,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.500%, 8/3/2006	8,160,000
8,375,000		York County, PA IDA, (Series 2003-B), 5.410%, 8/3/2006	8,375,000
15,300,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 5.470%, 8/3/2006	15,300,000
		TOTAL	2,309,125,094
		Brokerage--6.5%
70,000,000		Goldman Sachs Group, Inc., 5.307% - 5.386%, 8/1/2006 - 8/7/2006	70,000,000
28,000,000	[1,2]	Goldman Sachs Group, Inc., 5.389%, 8/15/2006	28,001,056
181,500,000		Merrill Lynch & Co., Inc., 5.185% - 5.394%, 8/4/2006 - 8/28/2006	181,500,000
85,500,000	[1,2]	Merrill Lynch & Co., Inc., 5.599%, 8/11/2006	85,500,000
279,000,000		Morgan Stanley, 5.366% - 5.468%, 8/1/2006 - 8/28/2006	279,000,000
		TOTAL	644,001,056
		Finance - Commercial--1.5%
50,000,000		General Electric Capital Corp., 5.360%, 8/30/2006	50,000,000
97,500,000	[1,2]	General Electric Capital Corp., 5.469% - 5.470%, 8/9/2006 - 8/17/2006	97,500,000
		TOTAL	147,500,000
		Finance - Retail--3.4%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.925%, 8/15/2006	43,000,000
53,000,000	[1,2]	Compass Securitization LLC, 5.289% - 5.300%, 8/7/2006 - 8/10/2006	52,996,068
158,000,000	[1,2]	Paradigm Funding LLC, 5.297% - 5.345%, 8/7/2006 - 8/25/2006	158,000,000
80,000,000	[1,2]	SLM Corp., 5.356%, 8/14/2006	80,000,000
		TOTAL	333,996,068
		Finance - Securities--3.9%
54,000,000	[1,2]	Beta Finance, Inc., 5.379%, 8/15/2006	54,010,937
119,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.300% - 5.445%, 8/10/2006 - 10/25/2006	118,967,387
216,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.311% - 5.410%, 8/1/2006 - 9/26/2006	215,997,093
		TOTAL	388,975,417
		Insurance--2.6%
45,000,000		Genworth Life Insurance Co., 5.256%, 8/9/2006	45,000,000
15,000,000		Hartford Life Insurance Co., 5.319%, 8/1/2006	15,000,000
65,000,000		MetLife Insurance Co. of Connecticut, 5.328% - 5.590%, 9/1/2006 - 9/28/2006	65,000,000
25,000,000		Metropolitan Life Insurance Co., 5.648%, 10/2/2006	25,000,000
50,000,000		New York Life Insurance Co., 5.290% - 5.331%, 8/30/2006 - 9/1/2006	50,000,000
35,000,000	[1,2]	Pacific Life Global Funding, 5.384%, 8/4/2006	35,000,415
20,000,000		Protective Life Secured Trust 2004-B, 5.580%, 10/13/2006	20,012,478
		TOTAL	255,012,893
		Municipal--1.0%
98,000,000		Florida Hurricane Catastrophe Fund Finance Corp., 5.379%, 8/15/2006	98,000,000
		TOTAL NOTES - VARIABLE	4,176,610,528
		TIME DEPOSIT--1.0%
		Banking--1.0%
95,000,000		WestLB AG, 5.313%, 8/1/2006	95,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--3.9%
$294,504,000		Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.	$294,504,000
20,000,000		Interest in $238,000,000 joint repurchase agreement 5.10%, dated 7/31/2006, under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/31/2006 for $238,033,717 on 8/1/2006. The market value of the underlying securities at the end of the period was $242,764,447.	20,000,000
75,000,000		Interest in $850,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2011 for $850,123,958 on 8/1/2006. The market value of the underlying security at the end of the period was $868,259,653.	75,000,000
		TOTAL REPURCHASE AGREEMENTS	389,504,000
		TOTAL INVESTMENTS--102.0% (AT AMORTIZED COST) [6]	10,092,131,820
		OTHER ASSETS AND LIABILITIES - NET --(2.0)%	(200,438,617)
		TOTAL NET ASSETS--100%	$9,891,693,203

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $3,227,429,671, which represented 32.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $2,908,429,671, which represented 29.4% of total net assets.

3 Discount rate at time of purchase, or the coupon for interest-bearing issues.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Tax-Free Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	89.1%
Municipal Notes	13.1%
Commercial Paper	0.7%
Other Assets and Liabilities--Net [2]	(2.9)%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	89.2%
8-30 Days	0.9%
31-90 Days	5.0%
91-180 Days	3.5%
181 Days or more	4.3%
Other Assets and Liabilities--Net [2]	(2.9)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Tax-Free Obligations Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		SHORT-TERM MUNICIPALS--102.9% [1,2]
		Alabama--4.1%
$9,860,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT), (Series 2005-5), Weekly VRDNs (Baldwin County, AL Board of Education)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.680%, 8/3/2006	$9,860,000
7,000,000	[3,4]	Alabama State Public School & College Authority, (PA-918R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	7,000,000
500,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ), 3.680%, 8/3/2006	500,000
9,500,000		Birmingham, AL, Medical Clinic Board, (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 3.640%, 8/2/2006	9,500,000
11,835,000		Birmingham, AL, Tax Increment Financing District I, Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.660%, 8/4/2006	11,835,000
12,985,000		Chelsea Park, AL, Cooperative District, (Series 2005), Weekly VRDNs (Compass Bank, Birmingham LOC), 3.750%, 8/3/2006	12,985,000
2,000,000		Daphne, AL, Special Care Facilities Financing Authority, (Series 1998-A), Weekly VRDNs (Presbyterian Retirement Corp.)/(AMBAC INS)/(Amsouth Bank N.A., Birmingham, AL LIQ), 3.740%, 8/3/2006	2,000,000
25,000,000		Jefferson County, AL, Sewer System, Warrants (Series 2003 B-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ), 3.660%, 8/3/2006	25,000,000
2,050,000		Jefferson County, AL, Sewer System, Warrants (Series 2003 B-4), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ), 3.650%, 8/3/2006	2,050,000
52,600,000		Jefferson County, AL, Sewer System, Warrants (Series 2003B-7), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ), 3.660%, 8/3/2006	52,600,000
9,175,000	[3,4]	Jefferson County, AL, Sewer System, Floater Certificates (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.680%, 8/3/2006	9,175,000
49,400,000		Jefferson County, AL, Sewer System, Warrants (Series 2002 C-2), Weekly VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 8/3/2006	49,400,000
43,700,000		Jefferson County, AL, Sewer System, Warrants (Series 2002 C-4), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.660%, 8/3/2006	43,700,000
34,300,000		Jefferson County, AL, Sewer System, Warrants (Series 2002C-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.660%, 8/3/2006	34,300,000
360,000		Magnolia Ridge Improvement District, AL, (Series 2002), Weekly VRDNs (Wachovia Bank N.A. LOC), 3.760%, 8/4/2006	360,000
6,295,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 3.650%, 8/3/2006	6,295,000
5,500,000		Mobile, AL, IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.), 3.580%, 8/3/2006	5,500,000
20,300,000		Mobile, AL, Special Care Facilities Financing Authority, (Series 2006-B), Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 3.660%, 8/2/2006	20,300,000
2,600,000		Mobile, AL Spring Hill College Educational Building Authority, (Series 2004B), Weekly VRDNs (Spring Hill College, AL)/(Regions Bank, Alabama LOC), 3.660%, 8/2/2006	2,600,000
2,500,000	[3,4]	Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.680%, 8/2/2006	2,500,000
3,300,000		Port City Medical Clinic Board of Mobile, AL, (Series 1998B), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs), 3.640%, 8/3/2006	3,300,000
17,930,000		Southeast Alabama Gas District, (Series 2003B), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/3/2006	17,930,000
2,798,000		Tuscaloosa County, AL, Automotive Corridor IDA, (Series 2002), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/3/2006	2,798,000
		TOTAL	331,488,000
		Alaska--1.9%
4,630,000	[3,4]	Alaska International Airports System, (PT-1397), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	4,630,000
8,585,000	[3,4]	Alaska State Housing Finance Corp., (PT-2770), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	8,585,000
25,800,000	[3,4]	Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	25,800,000
13,800,000		North Slope Borough, AK, (Series B), Bonds (MBIA Insurance Corp. INS), 6/30/2007	13,348,119
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alaska--continued
$1,700,000		Valdez, AK, Marine Terminal, (Series 2001), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.660%, 8/1/2006	$1,700,000
94,340,000		Valdez, AK Marine Terminal, (Series 2003B), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.660%, 8/1/2006	94,340,000
		TOTAL	148,403,119
		Arizona--1.5%
1,500,000		Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.810%, 8/3/2006	1,500,000
4,315,000		Arizona Health Facilities Authority, (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(LaSalle Bank, N.A. LOC), 3.650%, 8/3/2006	4,315,000
32,670,000		Arizona Health Facilities Authority, (Series 2005A), Weekly VRDNs (Banner Health)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.630%, 8/2/2006	32,670,000
2,780,000		Glendale, AZ, IDA, Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.650%, 8/3/2006	2,780,000
3,695,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 3.650%, 8/3/2006	3,695,000
35,000,000	[3,4]	Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.700%, 8/4/2006	35,000,000
4,675,000	[3,4]	Phoenix, AZ, Civic Improvement Corp., MACON (Series 2005L), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.680%, 8/3/2006	4,675,000
10,000,000		Phoenix, AZ, Civic Improvement Corp., Senior Lien Wastewater System (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Dexia Credit Local LIQ), 3.640%, 8/2/2006	10,000,000
6,750,000		Phoenix, AZ, IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 3.670%, 8/2/2006	6,750,000
2,000,000		Phoenix, AZ IDA, (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 3.630%, 8/3/2006	2,000,000
5,635,000		Pima County, AZ, IDA, (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/(LaSalle Bank, N.A. LOC), 3.640%, 8/3/2006	5,635,000
1,500,000		Sierra Vista, AZ, IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 3.680%, 8/3/2006	1,500,000
2,500,000		Tucson, AZ, IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC), 3.670%, 8/1/2006	2,500,000
2,745,000		Tucson, AZ, IDA, MFH Revenue Bonds (Series 2002A), Weekly VRDNs (Quality Apartment Living LLC)/(FNMA LOC), 3.650%, 8/3/2006	2,745,000
3,000,000		Yavapai, AZ, IDA, (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 3.640%, 8/3/2006	3,000,000
		TOTAL	118,765,000
		Arkansas--0.3%
21,555,000		Fayetteville, AR, Public Facilities Board, (Series 2002), Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 3.670%, 8/3/2006	21,555,000
		California--0.2%
16,900,000		California Statewide Communities Development Authority, (Series 2003D), Weekly VRDNs (Kaiser Permanente), 3.620%, 8/2/2006	16,900,000
		Colorado--1.7%
9,500,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A), Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 3.770%, 8/3/2006	9,500,000
2,805,000		Colorado Health Facilities Authority, (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(J.P. Morgan Chase Bank, N.A. LOC), 3.830%, 8/3/2006	2,805,000
700,000		Denver (City & County), CO, 3.65% TOBs (Blake Street Compendium)/(Key Bank, N.A. LOC), Optional Tender 12/15/2006	700,000
100,000,000	[3,4]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.750%, 8/2/2006	100,000,000
7,215,000	[3,4]	Denver, CO, City & County Airport Authority, (PT-1324), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	7,215,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America N.A. LOC), 3.570%, 8/3/2006	2,800,000
7,495,000	[3,4]	Park Creek Metropolitan District, CO, (PT-1871), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.730%, 8/3/2006	7,495,000
6,600,000		Traer Creek Metropolitan District, CO, (Series 2004), Weekly VRDNs (BNP Paribas SA LOC), 3.650%, 8/2/2006	6,600,000
		TOTAL	137,115,000
		Connecticut--0.1%
7,000,000	[3,4]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), Weekly VRDNs (Bank of America N.A. LIQ), 3.670%, 8/3/2006	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Delaware--1.1%
$48,925,000		Delaware EDA, (Series 1985A), Weekly VRDNs (Hospital Billing & Collection Service Ltd.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.650%, 8/2/2006	$48,925,000
25,735,000		Delaware EDA, (Series 1985B), Weekly VRDNs (Hospital Billing & Collection Service Ltd.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.650%, 8/2/2006	25,735,000
13,250,000		Sussex County, DE, First Mortgage Revenue Bonds (Series 2006C), Weekly VRDNs (Cadbury at Lewes)/(Citizens Bank of Pennsylvania LOC), 3.710%, 8/3/2006	13,250,000
		TOTAL	87,910,000
		District of Columbia--0.5%
3,560,000		District of Columbia, (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.760%, 8/3/2006	3,560,000
5,280,000		District of Columbia, (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%, 8/4/2006	5,280,000
4,500,000		District of Columbia, (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC), 3.640%, 8/2/2006	4,500,000
11,410,000		District of Columbia, (Series 2001C), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), 3.640%, 8/2/2006	11,410,000
1,820,000		District of Columbia, (Series 2001D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), 3.640%, 8/2/2006	1,820,000
1,700,000		District of Columbia, (Series 2006), Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.680%, 8/3/2006	1,700,000
6,680,000	[3,4]	District of Columbia, Ball Park Revenue PUTTERs (Series 1325), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	6,680,000
3,575,000		District of Columbia, Revenue Bonds (Series 1997B), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/ (J.P. Morgan Chase Bank, N.A. LIQ), 3.740%, 8/3/2006	3,575,000
		TOTAL	38,525,000
		Florida--5.7%
300,000		Brevard County, FL, Health Facilities Authority, (Series 2003), Daily VRDNs (Health First, Inc.)/(SunTrust Bank LOC), 3.690%, 8/1/2006	300,000
5,800,000		Broward County, FL, HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 3.660%, 8/2/2006	5,800,000
16,000,000		Dade County, FL, IDA, (Series 1993), Daily VRDNs (Florida Power & Light Co.), 3.690%, 8/1/2006	16,000,000
5,365,000		Davie, FL, (Series 2003), Weekly VRDNs (United Jewish Community of Broward County, Inc.)/(Bank of America N.A. LOC), 3.630%, 8/3/2006	5,365,000
5,250,000	[3,4]	Escambia County, FL, Utilities Authority, (PT-2003), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	5,250,000
7,130,000		Eustis Health Facilities Authority, FL, (Series 1992), Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank LOC), 3.660%, 8/3/2006	7,130,000
8,200,000		Florida HFA, (1985 Series YY), Weekly VRDNs (Monterey Meadows Apartments, FL)/(FNMA LOC), 3.660%, 8/3/2006	8,200,000
9,400,000		Florida Higher Educational Facilities Financing Authority, (Series 2005), Weekly VRDNs (Flagler College, Inc.)/(SunTrust Bank LOC), 3.640%, 8/2/2006	9,400,000
10,100,000	[3,4]	Florida State Board of Education Capital Outlay, (Series 2000 SGA-102), Daily VRDNs (Florida State)/(Societe Generale, Paris LIQ), 3.700%, 8/1/2006	10,100,000
16,990,000	[3,4]	Florida State Board of Education Lottery, ROCs (Series 542), Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ), 3.680%, 8/3/2006	16,990,000
7,000,000	[3,4]	Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722), Weekly VRDNs (FGIC INS)/ (Morgan Stanley LIQ), 3.680%, 8/3/2006	7,000,000
35,490,000	[3,4]	Florida State, MERLOTS (Series 2005-A22), 3.35% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/15/2006	35,490,000
295,000		Gulf Breeze, FL, (Series 1985E), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.650%, 8/3/2006	295,000
3,000,000		Highlands County, FL, Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.640%, 8/3/2006	3,000,000
8,500,000		Highlands County, FL, Health Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(SunTrust Bank LOC), 3.660%, 8/3/2006	8,500,000
2,000,000		Highlands County, FL, Health Facilities Authority, Adventist Health System/Sunbelt A/R Program (Series 2004 AR-2), Weekly VRDNs (FGIC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.640%, 8/3/2006	2,000,000
13,500,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2003B), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(SunTrust Bank LOC), 3.660%, 8/3/2006	13,500,000
1,725,000	[3,4]	Highlands County, FL, Health Facilities Authority, ROCs (Series 577CE), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.690%, 8/3/2006	1,725,000
3,000,000		Hillsborough County, FL IDA, (Series 2006), Weekly VRDNs (Carrollwood Day School)/(Wells Fargo Bank, N.A. LOC), 3.650%, 8/3/2006	3,000,000
10,600,000		JEA, FL, Electric System, Subordinate Revenue Bonds (2001 Series B), Daily VRDNs (Bank of America N.A. LIQ), 3.680%, 8/1/2006	10,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$4,785,000		Jacksonville, FL, EDC, (Series 2003), Weekly VRDNs (YMCA of Florida's First Coast)/(Bank of America N.A. LOC), 3.630%, 8/3/2006	$4,785,000
15,600,000		Jacksonville, FL, EDC, (Series 2003A), Weekly VRDNs (Florida Proton Therapy Institute)/(Fortis Bank SA/NV and J.P. Morgan Chase Bank, N.A. LOCs), 3.650%, 8/3/2006	15,600,000
2,430,000		Jacksonville, FL, HFDC, Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 3.660%, 8/3/2006	2,430,000
10,010,000		Manatee County, FL, PCR Refunding Bonds (Series 1994), Daily VRDNs (Florida Power & Light Co.), 3.680%, 8/1/2006	10,010,000
48,200,000		Martin County, FL, PCRB, (Series 2000), Daily VRDNs (Florida Power & Light Co.), 3.660%, 8/1/2006	48,200,000
7,600,000		Miami, FL Health Facilities Authority, (Series 2005), Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 3.640%, 8/2/2006	7,600,000
1,500,000		Miami-Dade County, FL, IDA, (Series 2005), Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 3.750%, 8/3/2006	1,500,000
9,740,000	[3,4]	Miami-Dade County, FL, Solid Waste System, (PT-2701), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	9,740,000
113,430,000		Miami-Dade County, FL, Water & Sewer Authority, (Series 2005), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.650%, 8/3/2006	113,430,000
5,000,000		Orange County, FL, IDA, (Series 2000), Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 3.640%, 8/2/2006	5,000,000
10,250,000		Orange County, FL, IDA, (Series 2002), Weekly VRDNs (Catholic Diocese of Orlando)/(SunTrust Bank LOC), 3.640%, 8/2/2006	10,250,000
4,405,000		Palm Beach County, FL, (Series 2003), Weekly VRDNs (Benjamin Private School, Inc.)/(Bank of America N.A. LOC), 3.630%, 8/3/2006	4,405,000
8,900,000		Palm Beach County, FL, (Series 2003), Weekly VRDNs (Morse Obligated Group)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006	8,900,000
410,000		Palm Beach County, FL, (Series 2005), Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York LOC), 3.700%, 8/3/2006	410,000
5,000,000		Pasco County, FL, School Board, Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ), 3.640%, 8/3/2006	5,000,000
2,000,000		Sarasota County, FL, Health Facilities Authority, (Series 2005A), Weekly VRDNs (Sarasota-Manatee Jewish Housing Council, Inc.)/(Bank of America N.A. LOC), 3.650%, 8/3/2006	2,000,000
3,950,000		St. Petersburg, FL, HFA, Weekly VRDNs (Florida Blood Services, Inc.)/(Wachovia Bank N.A. LOC), 3.710%, 8/4/2006	3,950,000
2,495,000	[3,4]	Tampa Bay, FL, Water Utility System, (PA-576), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	2,495,000
7,240,000		Tampa, FL, (Series 2001), Weekly VRDNs (Academy of the Holy Names, Inc.)/(SunTrust Bank LOC), 3.640%, 8/2/2006	7,240,000
8,505,000		Volusia County, FL Education Facility Authority, (Series 2001), Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 3.640%, 8/2/2006	8,505,000
5,900,000		Washington County, FL, Sales Tax Revenue Bonds (Series 2003A), Weekly VRDNs (SunTrust Bank LOC), 3.660%, 8/3/2006	5,900,000
5,900,000		West Orange, FL, Healthcare District, (Series 1999B), Weekly VRDNs (SunTrust Bank LOC), 3.650%, 8/3/2006	5,900,000
		TOTAL	452,895,000
		Georgia--2.6%
2,795,000		Athens-Clarke County, GA, IDA, (Series 2001), Weekly VRDNs (UGA Real Estate Foundation, Inc.)/(SunTrust Bank LOC), 3.640%, 8/2/2006	2,795,000
10,200,000		Burke County, GA, Development Authority, PCR (Series 1992), Daily VRDNs (Georgia Power Co.), 3.660%, 7/31/2006	10,200,000
4,282,000		Burke County, GA, Development Authority, PCRBs (Series 1994A: Vogtle), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Dexia Credit Local LIQ), 3.660%, 8/2/2006	4,282,000
9,675,000		Cobb County, GA, IDA, (Series 1997), Weekly VRDNs (Wyndham Gardens)/(ABN AMRO Bank NV, Amsterdam LOC), 3.690%, 8/3/2006	9,675,000
3,635,000		Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority, (Series 1996A), Weekly VRDNs (MBIA Insurance Corp. INS)/(SunTrust Bank LIQ), 3.670%, 8/2/2006	3,635,000
4,900,000		Columbus, GA, Hospital Authority, (Series 2000), Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC), 3.640%, 8/2/2006	4,900,000
5,000,000		De Kalb Private Hospital Authority, GA, (Series 1994B), Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 3.640%, 8/2/2006	5,000,000
1,175,000		DeKalb County, GA, Development Authority, Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC), 3.640%, 8/2/2006	1,175,000
10,675,000	[3,4]	DeKalb County, GA, Water & Sewer, Solar Eclipse (Series 2006-0074), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 3.670%, 8/3/2006	10,675,000
6,900,000		Floyd County, GA, Development Authority, (Series 2002), Weekly VRDNs (Darlington School)/(SunTrust Bank LOC), 3.690%, 8/3/2006	6,900,000
1,280,000		Fulton County, GA, Development Authority, (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC), 3.640%, 8/2/2006	1,280,000
500,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (The Lovett School)/(SunTrust Bank LOC), 3.640%, 8/2/2006	500,000
6,000,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 3.640%, 8/2/2006	6,000,000
2,200,000		Fulton County, GA, IDA, Weekly VRDNs (Automatic Data Processing, Inc.), 3.700%, 8/15/2006	2,200,000
11,400,000		Gainesville, GA, Redevelopment Authority, (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 3.640%, 8/2/2006	11,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$8,505,362		Georgia Municipal Association, Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.640%, 8/3/2006	$8,505,362
5,600,000		Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs), 3.680%, 8/2/2006	5,600,000
9,500,000		Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs), 3.680%, 8/2/2006	9,500,000
21,000,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank (GTD), Credit Suisse, Zurich, J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.680%, 8/2/2006	21,000,000
33,425,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.680%, 8/2/2006	33,425,000
1,600,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs), 3.680%, 8/2/2006	1,600,000
22,000,000	[3,4]	Georgia State, Floater Certificates (Series 2011-647), Weekly VRDNs (Morgan Stanley LIQ), 3.680%, 8/3/2006	22,000,000
17,260,000	[3,4]	Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.680%, 8/3/2006	17,260,000
6,040,000		Monroe County, GA, Development Authority, (Series 1999B), Daily VRDNs (Oglethorpe Power Corp. Scherer Project)/(AMBAC INS)/ (J.P. Morgan Chase Bank, N.A. LIQ), 3.690%, 8/1/2006	6,040,000
2,960,000	[3,4]	Rockdale County, GA, Water & Sewer, (PUTTERs Series 1342), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	2,960,000
		TOTAL	208,507,362
		Hawaii--1.2%
7,995,000	[3,4]	Hawaii State Department of Budget & Finance, GS Trust (Series 2006-4G), Weekly VRDNs (Hawaii Pacific Health)/(Goldman Sachs Group, Inc. GTD)/(Goldman Sachs Group, Inc. LIQ), 3.700%, 8/3/2006	7,995,000
14,960,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 834), Weekly VRDNs (Hawaii Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/ (J.P. Morgan Chase & Co. LOC), 3.700%, 8/3/2006	14,960,000
58,325,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 835), Weekly VRDNs (Hawaii Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/ (J.P. Morgan Chase & Co. LOC), 3.700%, 8/3/2006	58,325,000
10,000,000	[3,4]	Hawaii State, ROCs (Series 6062), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.680%, 8/3/2006	10,000,000
4,465,000	[3,4]	Honolulu, HI, City & County, ROCs (Series 4043), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.680%, 8/3/2006	4,465,000
		TOTAL	95,745,000
		Illinois--10.1%
11,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), 3.690%, 8/3/2006	11,000,000
14,705,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2001-13), Weekly VRDNs (Illinois State)/(FGIC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), 3.690%, 8/3/2006	14,705,000
14,285,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2001-31), Weekly VRDNs (Chicago, IL)/(FGIC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), 3.670%, 8/3/2006	14,285,000
4,320,000		Channahon, IL, (Series 2003A), Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A. LOC), 3.680%, 8/3/2006	4,320,000
5,785,000		Channahon, IL, (Series 2003C), Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A. LOC), 3.680%, 8/3/2006	5,785,000
6,210,000		Channahon, IL, (Series 2003D), Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A. LOC), 3.680%, 8/3/2006	6,210,000
6,170,000	[3,4]	Chicago, IL, Board of Education, MERLOTS (Series 2001-A64), 3.35% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	6,170,000
20,800,000		Chicago, IL, Board of Education, (Series 2004C-1), Daily VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.670%, 8/1/2006	20,800,000
6,195,000	[3,4]	Chicago, IL, Board of Education, MERLOTS (Series 2001 A47), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.690%, 8/2/2006	6,195,000
15,625,000	[3,4]	Chicago, IL, Board of Education, MERLOTS (Series 1997E), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	15,625,000
20,000,000	[3,4]	Chicago, IL, Board of Education, Variable Rate Certificates (Series 1996BB), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.740%, 8/3/2006	20,000,000
6,000,000		Chicago, IL, O'Hare International Airport, (Series 2005D), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Dexia Credit Local LIQ), 3.650%, 8/2/2006	6,000,000
20,575,000	[3,4]	Chicago, IL, O'Hare International Airport, ROCs (Series 6059), Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ), 3.680%, 8/3/2006	20,575,000
5,290,000	[3,4]	Chicago, IL, Public Building Commission, ROCs (Series 3000), Weekly VRDNs (Chicago, IL Transit Authority)/(AMBAC INS)/ (Citigroup Global Markets Holdings, Inc. LIQ), 3.680%, 8/3/2006	5,290,000
6,835,000	[3,4]	Chicago, IL, (PT-3112), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	6,835,000
66,575,000		Chicago, IL, (Series 2003 B-1), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.650%, 8/2/2006	66,575,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$9,500,000		Chicago, IL, (Series 2005), Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 3.660%, 8/3/2006	$9,500,000
7,815,000	[3,4]	Chicago, IL, MERLOTS (Series 2002 A-44), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	7,815,000
20,000,000	[3,4]	Chicago, IL, MERLOTS (Series 1997 V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	20,000,000
4,640,000	[3,4]	Chicago, IL, MERLOTS (Series 2000 WWW), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.690%, 8/2/2006	4,640,000
6,680,000	[3,4]	Chicago, IL, MERLOTS (Series 2001 A33), 3.35% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	6,680,000
12,485,000	[3,4]	Chicago, IL, PUTTERs (Series 1277), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	12,485,000
24,995,000	[3,4]	Chicago, IL, Variable Rate Certificates (Series 1998M), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.740%, 8/3/2006	24,995,000
30,000,000		Cook County, IL, (Series 2002 B), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.650%, 8/2/2006	30,000,000
4,000,000		Cook County, IL, (Series 2005), Weekly VRDNs (Catholic Theological Union)/(Harris, N.A. LOC), 3.660%, 8/2/2006	4,000,000
21,900,000		Cook County, IL, Capital Improvement Bonds (Series 2004E), Weekly VRDNs (DePfa Bank PLC LIQ), 3.700%, 8/3/2006	21,900,000
1,685,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.690%, 8/3/2006	1,685,000
2,790,000	[3,4]	DuPage & Cook Counties, IL Community United School District No. 205, ROCs (Series 1073), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.680%, 8/3/2006	2,790,000
11,905,000		Freeport, IL, (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 3.810%, 8/3/2006	11,905,000
3,900,000		Galesburg, IL, (Series 1996), Weekly VRDNs (Knox College)/(LaSalle Bank, N.A. LOC), 3.670%, 8/3/2006	3,900,000
2,715,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/(DePfa Bank PLC LOC), 3.690%, 8/4/2006	2,715,000
6,875,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/(DePfa Bank PLC LOC), 3.690%, 8/4/2006	6,875,000
6,660,000		Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(J.P. Morgan Chase Bank, N.A. LOC), 3.670%, 8/3/2006	6,660,000
2,400,000		Illinois Development Finance Authority IDB, Weekly VRDNs (Burpee Museum of Natural History)/(J.P. Morgan Chase Bank, N.A. LOC), 3.830%, 8/3/2006	2,400,000
1,620,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 3.830%, 8/3/2006	1,620,000
20,000,000		Illinois Development Finance Authority PCR, Daily VRDNs (Diamond Star Motors Corp.)/(Key Bank, N.A. LOC), 3.700%, 8/1/2006	20,000,000
2,500,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.660%, 8/2/2006	2,500,000
1,000,000		Illinois Development Finance Authority, (Series A), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC), 3.660%, 8/2/2006	1,000,000
10,000,000		Illinois Finance Authority, (Series 2006), Weekly VRDNs (Saint Xavier University)/(LaSalle Bank, N.A. LOC), 3.670%, 8/3/2006	10,000,000
69,170,000		Illinois Health Facilities Authority, (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A., J.P. Morgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 3.650%, 8/2/2006	69,170,000
60,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B), Weekly VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC), 3.640%, 8/2/2006	60,000,000
4,500,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.640%, 8/2/2006	4,500,000
10,420,000	[3,4]	Illinois State Toll Highway Authority, (PT-3477), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	10,420,000
34,445,000	[3,4]	Illinois State Toll Highway Authority, (PT-3479), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	34,445,000
11,165,000	[3,4]	Illinois State Toll Highway Authority, PUTTERs (Series 1354), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	11,165,000
22,000,000	[3,4]	Illinois State Toll Highway Authority, PUTTERs (Series 1355), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	22,000,000
62,200,000		Illinois State, Weekly VRDNs (DePfa Bank PLC LIQ), 3.700%, 8/2/2006	62,200,000
11,915,000		Lombard, IL, (Series 2000: Clover Creek Apartments), Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 3.660%, 8/3/2006	11,915,000
6,295,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, GS Trust (Series 2006-28Z), Weekly VRDNs (McCormick Place)/(MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 8/3/2006	6,295,000
8,245,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2000VVV), Weekly VRDNs (McCormick Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	8,245,000
2,660,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERS (Series 269), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	2,660,000
4,900,000	[3,4]	Regional Transportation Authority, IL, (Series 2001-A73), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	4,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$11,700,000	[3,4]	Regional Transportation Authority, IL, MERLOT (Series 2001-A69), 3.35% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	$11,700,000
10,765,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A23), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	10,765,000
9,890,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.690%, 8/2/2006	9,890,000
3,755,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A86), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	3,755,000
9,125,000	[3,4]	University of Illinois, (PT-2739), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	9,125,000
6,245,000	[3,4]	University of Illinois, MERLOTS (Series 2001-A88), 3.35% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	6,245,000
		TOTAL	805,830,000
		Indiana--3.8%
18,615,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT)/(Series 2002-7), Weekly VRDNs (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.680%, 8/3/2006	18,615,000
4,150,000		Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank, Ohio LOC), 3.790%, 8/3/2006	4,150,000
8,450,000	[3,4]	Brownsburg, IN School Building Corp., (PT-2650), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	8,450,000
9,785,000		Frankfort, IN EDA, (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/(Key Bank, N.A. LOC), 3.690%, 8/3/2006	9,785,000
7,665,000		Franklin, IN, (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.720%, 8/3/2006	7,665,000
12,105,000	[3,4]	Indiana Bond Bank, MERLOTS (Series 2001 - A119), 3.35% TOBs (Indiana State Revolving Fund Program)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	12,105,000
8,445,000		Indiana Development Finance Authority, (Series 2003), Weekly VRDNs (Heritage Christian Schools, Inc.)/(Key Bank, N.A. LOC), 3.680%, 8/2/2006	8,445,000
6,000,000		Indiana Health & Educational Facility Financing Authority, (Series 2006), Weekly VRDNs (Marian College, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.660%, 8/3/2006	6,000,000
72,825,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A), Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/ (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.630%, 8/2/2006	72,825,000
470,000		Indiana Health Facility Financing Authority, Weekly VRDNs (Crossroads Rehabilitation Center)/(J.P. Morgan Chase Bank, N.A. LOC), 3.980%, 8/3/2006	470,000
2,415,000		Indiana Health Facility Financing Authority, (Series 2001B), Weekly VRDNs (Bethesda Living Center)/(LaSalle Bank, N.A. LOC), 3.660%, 8/3/2006	2,415,000
7,815,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Dunn Memorial Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC), 3.720%, 8/3/2006	7,815,000
13,370,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Major Hospital Board of Trustees)/(J.P. Morgan Chase Bank, N.A. LOC), 3.660%, 8/3/2006	13,370,000
10,100,000		Indiana Health Facility Financing Authority, (Series 2004), Weekly VRDNs (Riverview Hospital)/(National City Bank, Indiana LOC), 3.660%, 8/3/2006	10,100,000
5,230,000	[3,4]	Indiana Transportation Finance Authority, ROCs (Series 2045), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.680%, 8/3/2006	5,230,000
17,000,000		Indianapolis, IN, Local Public Improvement Bond Bank, (Series 2005G-3), Weekly VRDNs (Indianapolis, IN Waterworks Department)/ (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.650%, 8/3/2006	17,000,000
36,470,000	[3,4]	Indianapolis, IN, Local Public Improvement Bond Bank, Class A Certificates (Series 2002-193), Daily VRDNs (MBIA Insurance Corp. INS)/ (Bear Stearns Cos., Inc. LIQ), 3.650%, 8/1/2006	36,470,000
7,220,000		Indianapolis, IN, (Series 2000), Marquette Manor Project, Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC), 3.740%, 8/3/2006	7,220,000
2,385,000		Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/ (National City Bank, Ohio LOC), 3.720%, 8/3/2006	2,385,000
8,000,000		Lawrence, IN, EDR Board, (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.690%, 8/3/2006	8,000,000
1,680,000		Linton, IN, (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.820%, 8/3/2006	1,680,000
1,875,000		St. Joseph County, IN, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 3.710%, 8/2/2006	1,875,000
24,200,000		Tipton, IN, (Series 2006A), Weekly VRDNs (Tipton County Memorial Hospital)/(Fifth Third Bank, Cincinnati LOC), 3.660%, 8/3/2006	24,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$4,000,000		Vigo County, IN, EDA, (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC), 3.730%, 8/3/2006	$4,000,000
6,580,000	[3,4]	Warren Township MSD, IN, MERLOTS (Series 2001 A-52), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.690%, 8/2/2006	6,580,000
7,100,000		Winona Lake, IN, EDRB, (Series 2006), Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 3.710%, 8/3/2006	7,100,000
		TOTAL	303,950,000
		Kansas--0.1%
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993), Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 3.670%, 8/3/2006	10,195,000
		Kentucky--0.4%
8,200,000		Jefferson County, KY, MFH, (Series 2002: Camden Meadows Apartments), Weekly VRDNs (Camden Operating, LP)/(FNMA LOC), 3.650%, 8/3/2006	8,200,000
7,500,000		Jefferson County, KY, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(Wachovia Bank N.A. LOC), 3.660%, 8/3/2006	7,500,000
14,060,000		Jefferson County, KY, (Series 2002A), Weekly VRDNs (ULH, Inc.-University of Louisville)/(Regions Bank, Alabama LOC), 3.660%, 8/3/2006	14,060,000
3,820,000		Kentucky EDFA, (Series 1999C), Daily VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(National City Bank, Ohio LIQ), 3.660%, 8/1/2006	3,820,000
		TOTAL	33,580,000
		Louisiana--0.9%
12,490,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT), (Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/ (AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.680%, 8/3/2006	12,490,000
22,000,000	[3,4]	Jefferson Parish, LA, Hospital Service District No. 1, PUTTERs (Series 522), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.700%, 8/3/2006	22,000,000
8,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 3.690%, 8/2/2006	8,000,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC), 3.690%, 8/2/2006	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC), 3.690%, 8/2/2006	3,350,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004A), Weekly VRDNs (Provident Group-NSU Properties LLC)/(Regions Bank, Alabama LOC), 3.720%, 8/3/2006	4,000,000
5,125,000	[3,4]	Louisiana State Gas & Fuels, PUTTERs (Series 1347T), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	5,125,000
8,000,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds Weekly VRDNs (Loop LLC)/(SunTrust Bank LOC), 3.640%, 8/2/2006	8,000,000
6,275,000	[3,4]	Louisiana State, (MT-190), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 3.680%, 8/3/2006	6,275,000
		TOTAL	73,240,000
		Maine--0.1%
5,000,000		Lewiston, ME, 4.75% BANs, 7/6/2007	5,042,491
		Maryland--3.5%
19,400,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT), (Series 2003-19), 3.80% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/18/2007	19,400,000
6,220,000		Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%, 8/4/2006	6,220,000
3,090,000		Baltimore County, MD, (Series 1999), Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%, 8/4/2006	3,090,000
6,450,000		Baltimore County, MD, (Series 2004), Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 3.640%, 8/3/2006	6,450,000
4,440,000		Calvert County, MD, EDA, (Series 2001), Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC), 3.660%, 8/3/2006	4,440,000
9,290,000		Carroll County, MD, (Series 1999B), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)/ (Branch Banking & Trust Co., Winston-Salem LIQ), 3.660%, 8/3/2006	9,290,000
9,000,000		Frederick County, MD, (1997 Issue), Weekly VRDNs (Homewood at Frederick MD, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/1/2006	9,000,000
4,765,000		Howard County, MD, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/1/2006	4,765,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$1,650,000		Howard County, MD, (Series 1999), Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.740%, 8/4/2006	$1,650,000
4,470,000		Howard County, MD, (Series 2002-A), Weekly VRDNs (Columbia Vantage House Corp.)/(LaSalle Bank, N.A. LOC), 3.640%, 8/3/2006	4,470,000
58,000,000		Maryland Community Development Administration - Residential Revenue, (2006 Series C), 3.375% BANs, 3/7/2007	58,000,000
3,000,000		Maryland IDFA, (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC), 3.630%, 8/2/2006	3,000,000
3,720,000		Maryland State Economic Development Corp., (1997 Issue), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/1/2006	3,720,000
5,200,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.680%, 8/3/2006	5,200,000
5,400,000		Maryland State Economic Development Corp., (Series 2003), Maryland Science Center, Weekly VRDNs (Maryland Academy of Sciences)/ (Bank of America N.A. LOC), 3.630%, 8/3/2006	5,400,000
3,000,000		Maryland State Economic Development Corp., (Series 2006A), Weekly VRDNs (Constellation Energy Group)/(Wachovia Bank N.A. LOC), 3.640%, 8/3/2006	3,000,000
1,890,000		Maryland State Economic Development Corp., (Series 2006A), Weekly VRDNs (eMerge, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.670%, 8/4/2006	1,890,000
2,185,000		Maryland State Economic Development Corp., (Series 2006B), Weekly VRDNs (eMerge, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.670%, 8/4/2006	2,185,000
5,325,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 3.630%, 8/3/2006	5,325,000
1,675,000		Maryland State Health & Higher Educational Facilities Authority, Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.610%, 8/1/2006	1,675,000
7,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%, 8/2/2006	7,800,000
1,250,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Foundation, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.610%, 8/1/2006	1,250,000
5,420,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%, 8/4/2006	5,420,000
2,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 3.630%, 8/2/2006	2,800,000
5,765,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C), Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/ (LaSalle Bank, N.A. LOC), 3.640%, 8/3/2006	5,765,000
7,015,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%, 8/4/2006	7,015,000
6,640,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004), Weekly VRDNs (Annapolis Life Care, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.650%, 8/3/2006	6,640,000
7,945,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.610%, 8/2/2006	7,945,000
3,700,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.680%, 8/3/2006	3,700,000
7,875,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%, 8/4/2006	7,875,000
9,145,000		Montgomery County, MD EDA, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 3.630%, 8/3/2006	9,145,000
914,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc. Facility)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/1/2006	914,000
35,000,000		Montgomery County, MD, (Series 2002), 3.60% CP, Mandatory Tender 8/10/2006	35,000,000
12,700,000		Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B), Daily VRDNs (Dexia Credit Local LIQ), 3.680%, 8/1/2006	12,700,000
2,235,000		Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 8/1/2006	2,235,000
3,365,000		Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%, 8/4/2006	3,365,000
		TOTAL	277,739,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--1.2%
$3,724,836	[3,4]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 1997-2), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.720%, 8/3/2006	$3,724,836
10,866,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2000-2), 3.30% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/3/2006	10,866,000
14,500,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006B), Daily VRDNs (Bank of America N.A. LIQ), 3.660%, 8/1/2006	14,500,000
6,800,000		Massachusetts HEFA, (Series 2003), Weekly VRDNs (Emmanuel College)/(Allied Irish Banks PLC and State Street Bank and Trust Co. LOCs), 3.610%, 8/3/2006	6,800,000
15,170,000		Massachusetts HEFA, (Series 2004F), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 3.670%, 8/2/2006	15,170,000
2,450,000	[3,4]	Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Morgan Stanley LIQ), 3.670%, 8/3/2006	2,450,000
19,355,000		Massachusetts State Development Finance Agency, (Series 2002), Weekly VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC), 3.700%, 8/3/2006	19,355,000
1,627,500	[3,4]	Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.670%, 8/3/2006	1,627,500
23,250,000	[3,4]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.650%, 8/1/2006	23,250,000
		TOTAL	97,743,336
		Michigan--4.0%
10,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) (Series 2005-2), 3.80% TOBs (Chippewa Valley, MI Schools)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/18/2007	10,000,000
2,665,000	[3,4]	Allen Park, MI, Public School District, ROCs (Series 4007), Weekly VRDNs (Michigan State GTD)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.680%, 8/3/2006	2,665,000
4,815,000	[3,4]	Detroit, MI, City School District, (PT-1844), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/3/2006	4,815,000
14,380,000	[3,4]	Detroit, MI, City School District, MERLOTS (Series 2000 A8), 3.35% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	14,380,000
1,490,000	[3,4]	Detroit, MI, City School District, ROCs (Series 4004), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.680%, 8/3/2006	1,490,000
24,195,000	[3,4]	Detroit, MI, City School District, Solar Eclipse Certificates (Series 2006-0001), 3.55% TOBs (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/8/2007	24,195,000
3,620,000	[3,4]	Detroit, MI, City School District, Variable Certificates (Series 2002H), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.720%, 8/3/2006	3,620,000
14,125,000	[3,4]	Detroit, MI, Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	14,125,000
4,260,000	[3,4]	Detroit, MI, Sewage Disposal System, Variable Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.720%, 8/3/2006	4,260,000
10,000,000	[3,4]	Detroit, MI, Water Supply System, MERLOTS (Series 2000 D), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	10,000,000
2,620,000	[3,4]	Forest Hills, MI, Public School, (PT-1762), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/3/2006	2,620,000
8,360,000	[3,4]	Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JP MC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 3.710%, 8/2/2006	8,360,000
9,245,000		Grand Rapids, MI, Economic Development Corp., (Series 2000), Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC), 3.640%, 8/3/2006	9,245,000
13,000,000		Kalamazoo, MI, Hospital Finance Authority, (Series 2006), Weekly VRDNs (Bronson Methodist Hospital)/(FSA INS)/(National City Bank of the Midwest LIQ), 3.630%, 8/2/2006	13,000,000
8,995,000	[3,4]	Kent County, MI, (Series 1998-118), Weekly VRDNs (Kent County International Airport)/(Kent County, MI GTD)/(Morgan Stanley LIQ), 3.680%, 8/3/2006	8,995,000
6,000,000		Kentwood, MI, Public Economic Development Corp., Weekly VRDNs (Holland Home Obligated Group)/(LaSalle Bank, N.A. LOC), 3.640%, 8/3/2006	6,000,000
125,000		Michigan Higher Education Facilities Authority, (Series 1997), Weekly VRDNs (Davenport College of Business)/(Fifth Third Bank, Michigan LOC), 3.700%, 8/3/2006	125,000
1,250,000		Michigan State Hospital Finance Authority, (Series 1999 A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.640%, 8/3/2006	1,250,000
24,200,000		Michigan State Hospital Finance Authority, (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.670%, 8/3/2006	24,200,000
1,200,000		Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.680%, 8/2/2006	1,200,000
18,150,000	[3,4]	Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	18,150,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$1,700,000		Michigan State Housing Development Authority, (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/ (FNMA LOC), 3.650%, 8/3/2006	$1,700,000
40,000,000		Michigan State, (2006 Series A), 4.50% TRANs, 9/29/2006	40,078,009
4,370,000	[3,4]	Michigan State, (PT-2021), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/3/2006	4,370,000
90,000,000	[3,4]	Michigan State, GO Notes (Series 2005 FR/RI-P5), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.650%, 8/2/2006	90,000,000
2,915,000	[3,4]	Wyandotte, MI, City School District, (PT-1790), Weekly VRDNs (Michigan State GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/3/2006	2,915,000
		TOTAL	321,758,009
		Minnesota--2.2%
13,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 8/3/2006	13,000,000
46,185,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP12), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.850%, 8/3/2006	46,185,000
4,965,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.850%, 8/3/2006	4,965,000
29,950,000	[3,4]	Becker, MN, (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.970%, 8/3/2006	29,950,000
6,400,000		Center City, MN, (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 3.670%, 8/3/2006	6,400,000
1,550,000		Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(LaSalle Bank, N.A. LOC), 3.660%, 8/3/2006	1,550,000
2,000,000		Hopkins, MN, ISD No. 270, 3.75% TRANs (Minnesota State GTD), 8/7/2006	2,000,180
10,000,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 3.650%, 8/3/2006	10,000,000
5,000,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ), 3.680%, 8/2/2006	5,000,000
2,000,000	[3,4]	Minnesota Public Facilities Authority, (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/3/2006	2,000,000
9,000,000		Minnesota State Higher Education Facility Authority, (Series Five-C), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC), 3.650%, 8/2/2006	9,000,000
3,500,000		Minnesota State Higher Education Facility Authority, (Series Five-L), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC), 3.650%, 8/2/2006	3,500,000
10,000		Minnesota State Higher Education Facility Authority, (Series Five-S), Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 3.650%, 8/3/2006	10,000
5,995,000	[3,4]	Minnesota State, (PT-399), Weekly VRDNs (DePfa Bank PLC LIQ), 3.660%, 8/3/2006	5,995,000
14,810,000	[3,4]	Minnesota State, (PT-400), Weekly VRDNs (DePfa Bank PLC LIQ), 3.660%, 8/3/2006	14,810,000
3,500,000	[3,4]	Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ), 3.680%, 8/3/2006	3,500,000
4,560,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 3.650%, 8/3/2006	4,560,000
5,000,000	[3,4]	Rochester, MN, Health Care Facility Authority, (Series 1998-177), Weekly VRDNs (Mayo Foundation)/(Morgan Stanley LIQ), 3.680%, 8/3/2006	5,000,000
4,100,000		St. Paul, MN, Port Authority, (Series 1991), Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC), 3.700%, 8/2/2006	4,100,000
2,250,000		St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H), Weekly VRDNs (Dexia Credit Local LOC), 3.660%, 8/2/2006	2,250,000
555,000		University of Minnesota, (Series 1999A), Weekly VRDNs, 3.640%, 8/2/2006	555,000
3,165,000	[3,4]	University of Minnesota, Floater Certificates (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ), 3.680%, 8/3/2006	3,165,000
		TOTAL	177,495,180
		Mississippi--0.4%
20,000,000		Jackson County, MS, Port Facility Daily VRDNs (Chevron U.S.A., Inc.)/(Chevron Corp. GTD), 3.680%, 8/1/2006	20,000,000
3,600,000		Mississippi Business Finance Corp., (Series 2002), Weekly VRDNs (Mississippi State University Foundation, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.690%, 8/3/2006	3,600,000
8,840,000		Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.760%, 8/3/2006	8,840,000
		TOTAL	32,440,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--4.4%
$4,390,000		Kansas City, MO, IDA, (Series 2001A), Weekly VRDNs (Bethesda Living Center)/(LaSalle Bank, N.A. LOC), 3.660%, 8/3/2006	$4,390,000
65,015,000		Kansas City, MO, IDA, (Series 2005A), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.650%, 8/2/2006	65,015,000
47,185,000		Kansas City, MO, IDA, (Series 2005B), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.650%, 8/2/2006	47,185,000
140,870,000		Kansas City, MO, IDA, (Series 2005C), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(Dexia Credit Local LIQ), 3.650%, 8/2/2006	140,870,000
25,000,000		Kansas City, MO, IDA, (Series 2006 E), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(Dexia Credit Local LIQ), 3.720%, 8/3/2006	25,000,000
25,500,000		Kansas City, MO, IDA, (Series 2006B), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.650%, 8/3/2006	25,500,000
1,380,000		Missouri State HEFA, (Series 2005A), Daily VRDNs (St. Louis University)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.670%, 8/1/2006	1,380,000
44,725,000	[3,4]	St. Louis, MO, SPEARs (DB-161), Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA Insurance Corp. INS)/ (Deutsche Bank AG LIQ), 3.680%, 8/3/2006	44,725,000
		TOTAL	354,065,000
		Multi State--3.7%
67,532,896	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust, Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.910%, 8/3/2006	67,532,896
3,485,000		Dallas County, AL, Housing Development Corp., (Series 1999: Jim Manor Garden Homes), Weekly VRDNs (Dallas County, AL)/ (Wachovia Bank N.A. LOC), 3.760%, 8/4/2006	3,485,000
60,220,000	[3,4]	ROCs Trust II-R (Series 8000JD), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Citigroup, Inc. LIQs), 3.740%, 8/3/2006	60,220,000
85,935,000	[3,4]	ROCs Trust II-R (Series 8001JJ), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Citigroup, Inc. LIQs), 3.740%, 8/3/2006	85,935,000
9,980,000	[3,4]	ROCs Trust II-R (Series 8002FA), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Citigroup, Inc. LIQs), 3.740%, 8/3/2006	9,980,000
36,945,000	[3,4]	ROCs Trust II-R (Series 8005MN), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Citigroup, Inc. LIQs), 3.740%, 8/3/2006	36,945,000
30,105,000	[3,4]	TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ), 3.700%, 8/3/2006	30,105,000
		TOTAL	294,202,896
		Nebraska--0.2%
2,050,000	[3,4]	Nebraska Public Power District, ROCs (Series 9000), Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.680%, 8/3/2006	2,050,000
12,000,000		Scotts Bluff County, NE, Hospital Authority No.1, (Series 2005), Weekly VRDNs (Regional West Medical Center)/(Radian Asset Assurance INS)/ (Key Bank, N.A. LIQ), 3.670%, 8/3/2006	12,000,000
		TOTAL	14,050,000
		Nevada--1.1%
17,900,000		Clark County, NV, Airport System, (Series 1993A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local and J.P. Morgan Chase Bank, N.A. LIQs), 3.630%, 8/2/2006	17,900,000
21,350,000	[3,4]	Clark County, NV, School District, (Series 2006-1356), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.680%, 8/3/2006	21,350,000
20,000,000	[3,4]	Clark County, NV, PUTTERs (Series 1353), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	20,000,000
18,735,000	[3,4]	Las Vegas Valley, NV, Water District, MERLOTS (Series 2003 B-10), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	18,735,000
9,300,000	[3,4]	Truckee Meadows, NV, Water Authority, ROCs (Series 6078), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.680%, 8/3/2006	9,300,000
		TOTAL	87,285,000
		New Hampshire--0.3%
17,000,000		New Hampshire HEFA, (Series 2002B), Weekly VRDNs (Catholic Medical Center)/(Citizens Bank of Massachusetts LOC), 3.660%, 8/3/2006	17,000,000
9,725,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 1997B), Weekly VRDNs (RiverWoods at Exeter)/(Bank of America N.A. LOC), 3.650%, 8/2/2006	9,725,000
		TOTAL	26,725,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--2.0%
$11,860,000	[3,4]	Delaware River Port Authority Revenue, PUTTERS (Series 144), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	$11,860,000
11,000,000		East Brunswick Township, NJ, 4.50% BANs, 5/11/2007	11,065,757
13,915,600		Hammonton, NJ, 4.125% BANs, 1/11/2007	13,927,133
12,565,000		Lakewood Township, NJ, 4.50% BANs, 3/2/2007	12,615,074
8,691,000		Montclair Township, NJ, 4.50% BANs, 3/15/2007	8,742,964
18,000,000		Montclair Township, NJ, Temporary School Notes, 4.50% BANs, 3/15/2007	18,107,623
10,606,000		New Brunswick, NJ, 4.50% BANs, 7/10/2007	10,669,263
8,085,000	[3,4]	New Jersey Health Care Facilities Financing Authority, Floater Certificates (Series 2001-833), Weekly VRDNs (Hunterdon Medical Center)/ (AMBAC INS)/(Morgan Stanley LIQ), 3.660%, 8/3/2006	8,085,000
13,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, (Series 5012-BBT), Weekly VRDNs (FSA INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), 3.670%, 8/2/2006	13,000,000
20,140,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 268), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.740%, 8/2/2006	20,140,000
5,295,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.660%, 8/3/2006	5,295,000
21,485,000	[3,4]	New Jersey State Transportation Trust Fund Authority, PUTTERS (Series 241), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 3.680%, 8/3/2006	21,485,000
10,428,250		Red Bank, NJ, 4.50% BANs, 7/31/2007	10,498,536
		TOTAL	165,491,350
		New York--6.3%
19,000,000		Metropolitan Transportation Authority, NY, (Series 2004 A-2), Weekly VRDNs (MTA Transportation Revenue)/(CDC IXIS Financial Guaranty N.A. INS)/ (DePfa Bank PLC LIQ), 3.600%, 8/3/2006	19,000,000
115,500,000		Metropolitan Transportation Authority, NY, (Series 2005A), Weekly VRDNs (MTA Dedicated Tax Fund)/(XL Capital Assurance Inc. INS)/ (Citibank N.A., New York LIQ), 3.650%, 8/3/2006	115,500,000
21,100,000	[3,4]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/2/2006	21,100,000
67,800,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/ (Bank of America N.A. and Citibank NA, New York LOCs), 3.630%, 8/2/2006	67,800,000
18,400,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 B), Daily VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/ (Bank of America N.A. and Citibank NA, New York LOCs), 3.700%, 8/1/2006	18,400,000
20,000,000		New York City, NY, Municipal Water Finance Authority, (Series 5), 3.65% CP, Mandatory Tender 8/17/2006	20,000,000
52,730,000		New York City, NY, (1996 Series J-3), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.640%, 8/2/2006	52,730,000
30,000,000	[3,4]	New York City, NY, ROCs (Series 251), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.700%, 8/3/2006	30,000,000
20,255,000	[3,4]	New York City, NY, Floater Certificates (Series 2004-1065), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.660%, 8/3/2006	20,255,000
3,670,000	[3,4]	New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Floater Certificates (Series 2001-658), Weekly VRDNs (Morgan Stanley LIQ), 3.660%, 8/3/2006	3,670,000
12,500,000		New York State HFA, Service Contract Revenue Bonds (2003 Series G), Weekly VRDNs (WestLB AG (GTD) LOC), 3.630%, 8/2/2006	12,500,000
10,275,000		New York State Local Government Assistance Corp., (Series 2003A-4V), Subordinate Lien Refunding Bonds, Weekly VRDNs (FSA INS)/(WestLB AG (GTD) LIQ), 3.600%, 8/2/2006	10,275,000
10,410,000	[3,4]	New York State Thruway Authority, ROCs (Series 562), Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Citibank N.A., New York LIQ), 3.680%, 8/3/2006	10,410,000
37,745,999		Niagara Wheatfield, NY Central School District, 4.50% BANs, 2/15/2007	37,980,448
7,595,930		Poughkeepsie City, NY, (Series 2006A), 4.50% BANs, 7/19/2007	7,643,838
10,000,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1389), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 8/3/2006	10,000,000
19,140,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1355), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 8/3/2006	19,140,000
27,220,000	[3,4]	Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.680%, 8/3/2006	27,220,000
		TOTAL	503,624,286
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--0.4%
$3,870,000		North Carolina Medical Care Commission, (Series 2001), Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.680%, 8/3/2006	$3,870,000
1,000,000		North Carolina Medical Care Commission, (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial), 3.640%, 8/3/2006	1,000,000
5,000,000		North Carolina Medical Care Commission, (Series 2006C-1), Weekly VRDNs (University Health Systems of Eastern Carolina)/ (AMBAC INS)/(Bank of America N.A. LIQ), 3.660%, 8/2/2006	5,000,000
22,470,000		North Carolina State, Public Improvement Bonds (Series 2002G), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.600%, 8/2/2006	22,470,000
		TOTAL	32,340,000
		Ohio--6.1%
8,500,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 2004-14), Weekly VRDNs (Columbus, OH City School District)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.680%, 8/3/2006	8,500,000
1,310,000		Akron, Bath & Copley, OH, Joint Township, Weekly VRDNs (Visiting Nurses)/(National City Bank, Ohio LOC), 3.770%, 8/3/2006	1,310,000
7,135,000		Akron, Bath & Copley, OH, Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 3.660%, 8/3/2006	7,135,000
9,835,000		Akron, Bath & Copley, OH, Joint Township, (Series 2004B), Weekly VRDNs (Summa Health System)/(J.P. Morgan Chase Bank, N.A. LOC), 3.670%, 8/3/2006	9,835,000
15,880,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 3.690%, 8/3/2006	15,880,000
5,115,000		Butler County Hospital, (Series 2002), Weekly VRDNs (Middletown Regional Hospital)/(J.P. Morgan Chase Bank, N.A. LOC), 3.660%, 8/3/2006	5,115,000
3,500,000		Butler County, OH, (Series C), 4.00% BANs, 9/21/2006	3,505,129
5,060,000		Butler County, OH, 4.50% BANs, 9/21/2006	5,067,031
3,835,000	[3,4]	Cincinnati City School District, OH, PUTTERs (Series 315), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	3,835,000
9,715,000		Clark County, OH, (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris, N.A. LIQ), 3.670%, 8/3/2006	9,715,000
8,870,000		Clark County, OH, (Series 2001), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.670%, 8/3/2006	8,870,000
10,165,000		Clark County, OH, (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.670%, 8/3/2006	10,165,000
4,015,000	[3,4]	Cleveland, OH, Waterworks, MERLOTS (Series 2001-A24), 3.35% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	4,015,000
7,150,000		Cleveland-Cuyahoga County, OH, Port Authority, (Series 2004), Weekly VRDNs (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC), 3.640%, 8/3/2006	7,150,000
4,005,000		Cuyahoga County, OH, Hospital Authority, (Series 1998-II), Weekly VRDNs (W.O. Walker Center, Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.720%, 8/2/2006	4,005,000
14,400,000		Cuyahoga County, OH, Hospital Authority, (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/ (National City Bank, Ohio LOC), 3.670%, 8/3/2006	14,400,000
5,000,000		Cuyahoga County, OH, IDA, (Series A-1 Remarketing), Weekly VRDNs (University School)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006	5,000,000
4,000,000		Cuyahoga County, OH, (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006	4,000,000
4,775,000		Cuyahoga, OH, Community College District, (Series 2002B), Weekly VRDNs (AMBAC INS)/(Key Bank, N.A. LIQ), 3.660%, 8/3/2006	4,775,000
11,000,000		Dublin, OH, City School District, 3.39% BANs, 11/16/2006	11,007,481
1,250,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.740%, 8/3/2006	1,250,000
7,485,000	[3,4]	Erie County, OH, Hospital Facilities, (MT-253), Weekly VRDNs (Firelands Regional Medical Center)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 8/3/2006	7,485,000
3,000,000		Franklin County, OH, Health Care Facilities, (Series 1999 A), Weekly VRDNs (National Church Residences)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006	3,000,000
7,250,000		Franklin County, OH, Health Care Facilities, (Series 2004), Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006	7,250,000
6,230,000		Franklin County, OH, Health Care Facilities, (Series 2004), Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 3.670%, 8/3/2006	6,230,000
10,000,000		Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (First Community Village)/(KBC Bank N.V. LOC), 3.660%, 8/3/2006	10,000,000
10,540,000		Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 3.660%, 8/3/2006	10,540,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$8,000,000		Franklin County, OH, Health Care Facilities, (Series 2006A), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(Radian Asset Assurance INS)/(National City Bank, Ohio LIQ), 3.670%, 8/3/2006	$8,000,000
3,200,000		Franklin County, OH, Health Care Facilities, (Series 2006B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank, Ohio LOC), 3.660%, 8/3/2006	3,200,000
6,465,000		Franklin County, OH, Health Care Facilities, Refunding & Improvement Revs (Series 2002 B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank, Ohio LOC), 3.660%, 8/3/2006	6,465,000
4,500,000		Franklin County, OH, IDA Weekly VRDNs (Heekin Can, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.710%, 8/3/2006	4,500,000
45,500,000		Franklin County, OH, Revenue, (Series 2000F), Weekly VRDNs (Trinity Healthcare Credit Group), 3.660%, 8/3/2006	45,500,000
5,950,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC), 3.710%, 8/3/2006	5,950,000
6,295,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A), Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006	6,295,000
3,380,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A), Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 3.640%, 8/3/2006	3,380,000
3,860,000		Hamilton County, OH, (Series 2000A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/(LaSalle Bank, N.A. LOC), 3.660%, 8/2/2006	3,860,000
30,800,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.720%, 8/3/2006	30,800,000
10,000,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.720%, 8/3/2006	10,000,000
4,500,000		Hilliard, OH, School District, 4.50% BANs, 6/14/2007	4,532,047
6,445,000		Knox County, OH, (Series 2004), Weekly VRDNs (Knox Community Hospital)/(National City Bank, Ohio LOC), 3.670%, 8/3/2006	6,445,000
12,500,000		Lake County, OH, Weekly VRDNs (Lake County, OH Hospital System, Inc.)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.720%, 8/2/2006	12,500,000
4,680,000		Lima, OH, 4.50% BANs, 5/3/2007	4,705,457
6,730,000		Lorain County, OH, EDA, Weekly VRDNs (Lake Ridge Academy)/(National City Bank, Ohio LOC), 3.880%, 8/3/2006	6,730,000
4,590,000		Louisville, OH, (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 3.860%, 8/3/2006	4,590,000
5,000,000		Louisville, OH, (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 3.860%, 8/3/2006	5,000,000
7,400,000		Lucas County, OH, IDA, Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.740%, 8/3/2006	7,400,000
11,500,000		Lucas County, OH, Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 3.710%, 8/3/2006	11,500,000
8,610,000		Madison County, OH, (Series 2005), Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006	8,610,000
1,180,000		Marion County, OH, Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC), 3.840%, 8/3/2006	1,180,000
2,450,000		Middletown, OH, Weekly VRDNs (Bishop Fenwick High School)/(J.P. Morgan Chase Bank, N.A. LOC), 3.720%, 8/2/2006	2,450,000
6,495,000	[3,4]	Middletown, OH, (MT-239), Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.730%, 8/3/2006	6,495,000
225,000		Ohio State Higher Educational Facilities Commission, Weekly VRDNs (Notre Dame College)/(National City Bank, Ohio LOC), 3.820%, 8/3/2006	225,000
3,620,000		Ohio State Higher Educational Facilities Commission, (Series A), Weekly VRDNs (John Carroll University, OH)/(Allied Irish Banks PLC LOC), 3.660%, 8/3/2006	3,620,000
5,695,000	[3,4]	Ohio State Turnpike Commission, Floater Certificates 1998-71, Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.680%, 8/3/2006	5,695,000
3,375,000		Ohio State University, (Series 1999 B2), Weekly VRDNs, 3.640%, 8/2/2006	3,375,000
30,000,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B), Weekly VRDNs (FirstEnergy Corp.)/(Barclays Bank PLC LOC), 3.660%, 8/2/2006	30,000,000
8,425,000		Pike County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Bristol Village Homes)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006	8,425,000
5,000,000		Port of Greater Cincinnati, OH Development Authority, (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/ (Fifth Third Bank, Cincinnati, J.P. Morgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 3.680%, 8/2/2006	5,000,000
4,755,000		Ross County, OH, Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH LOC), 3.810%, 8/3/2006	4,755,000
7,585,000		Seneca County, OH, Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 3.700%, 8/3/2006	7,585,000
2,055,000		Summit County, OH, (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC), 3.880%, 8/3/2006	2,055,000
5,335,000		Summit County, OH, (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006	5,335,000
3,770,000		Village of Holland, OH, (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.670%, 8/3/2006	3,770,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$895,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M Realty)/(J.P. Morgan Chase Bank, N.A. LOC), 3.660%, 8/3/2006	$895,000
6,880,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003), Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 3.720%, 8/3/2006	6,880,000
		TOTAL	486,742,145
		Oklahoma--0.7%
2,400,000		Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC), 3.740%, 8/3/2006	2,400,000
7,075,000		Oklahoma Industries Authority, (Series 2005), Weekly VRDNs (Oklahoma Christian University)/(LaSalle Bank, N.A. LOC), 3.670%, 8/3/2006	7,075,000
23,100,000		Oklahoma Industries Authority, (Series 2006), Weekly VRDNs (Oklahoma Christian University)/(LaSalle Bank, N.A. LOC), 3.660%, 8/3/2006	23,100,000
7,100,000		Oklahoma State Industries Authority, (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 3.680%, 8/3/2006	7,100,000
7,885,000		Payne County, OK EDA, (Series 2005), Weekly VRDNs (OSUF Phase III Student Housing LLC)/(AMBAC INS)/(Dexia Credit Local LIQ), 3.690%, 8/3/2006	7,885,000
4,805,000		Tulsa County, OK Industrial Authority, (Series 2002A), Daily VRDNs (Montereau in Warren Woods)/(BNP Paribas SA LOC), 3.660%, 8/1/2006	4,805,000
3,000,000	[3,4]	Tulsa, OK International Airport, Variable Rate Certificates (Series 1997B-2), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.790%, 8/3/2006	3,000,000
		TOTAL	55,365,000
		Oregon--0.1%
6,500,000		Portland, OR, EDR Board, (Series 2003-A), Weekly VRDNs (Broadway Housing LLC)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.660%, 8/3/2006	6,500,000
3,575,000	[3,4]	Portland, OR, Sewer System, PUTTERs (Series 1343), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	3,575,000
		TOTAL	10,075,000
		Pennsylvania--5.1%
6,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT), (Series 2003-24), Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.680%, 8/3/2006	6,000,000
16,340,000		Adams County, PA, IDA, (Series 2002), Weekly VRDNs (Wellspan Properties, Inc.)/(AMBAC INS)/(Allied Irish Banks PLC LIQ), 3.670%, 8/3/2006	16,340,000
910,000		Allegheny County, PA, HDA, (Series 1990 D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	910,000
10,005,000		Allegheny County, PA, HDA, (Series 2005B), Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.680%, 8/3/2006	10,005,000
2,810,000		Allegheny County, PA, IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank, Pennsylvania LOC), 3.680%, 8/3/2006	2,810,000
9,000,000		Allegheny County, PA, IDA, (Series 2005), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.670%, 8/3/2006	9,000,000
555,000		Allegheny County, PA, IDA, (Series B of 1997), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC), 3.720%, 8/3/2006	555,000
6,200,000		Allegheny County, PA, IDA, (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC), 3.680%, 8/3/2006	6,200,000
5,000,000		Allegheny County, PA, IDA, (Series of 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.670%, 8/3/2006	5,000,000
6,300,000		Beaver County, PA, IDA, (Series 2006-A), Daily VRDNs (FirstEnergy Corp.)/(Barclays Bank PLC LOC), 3.660%, 8/1/2006	6,300,000
3,900,000		Bermudian Springs, PA, School District, (Series 2005), Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 3.640%, 8/3/2006	3,900,000
10,115,000		Butler County, PA, IDA, (Series 2000A), Weekly VRDNs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.660%, 8/3/2006	10,115,000
1,350,000		Butler County, PA, IDA, (Series A of 2004), Weekly VRDNs (Concordia Lutheran Ministries)/(Bank of America N.A. LOC), 3.640%, 8/3/2006	1,350,000
8,400,000		Clearfield County, PA, IDA, (Series 2002), Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 3.680%, 8/3/2006	8,400,000
5,000,000	[3,4]	Commonwealth of Pennsylvania, (Series 2001-JP-MC5), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.710%, 8/2/2006	5,000,000
4,535,500	[3,4]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.680%, 8/3/2006	4,535,500
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$6,000,000		Cumberland County, PA, Municipal Authority, (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 3.670%, 8/3/2006	$6,000,000
3,380,000		Dallastown Area School District, PA, (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.660%, 8/3/2006	3,380,000
7,500,000		Dallastown Area School District, PA, (Series 2006), Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 3.660%, 8/3/2006	7,500,000
7,680,000		Dauphin County, PA, General Authority, (Education and Health Loan Program, Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.690%, 8/3/2006	7,680,000
6,800,000		Dauphin County, PA, IDA, (Series 2005), Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.670%, 8/4/2006	6,800,000
4,300,000		Delaware County, PA, Authority, Hospital Revenue Bonds (Series of 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC), 3.660%, 8/2/2006	4,300,000
14,000,000	[3,4]	Delaware Valley, PA, Regional Finance Authority, (Series 5005 BBT), 3.45% TOBs (AMBAC INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), Optional Tender 1/9/2007	14,000,000
4,555,000	[3,4]	Delaware Valley, PA, Regional Finance Authority, Variable Rate Certificates (Series 2002E), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.700%, 8/3/2006	4,555,000
7,735,000		Derry Township, PA, Industrial and Commercial Development Authority, Arena Project (Series 200A), Weekly VRDNs (PNC Bank, N.A. LOC), 3.680%, 8/3/2006	7,735,000
13,500,000		Doylestown Hospital Authority, PA, (Series 1998 B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 3.750%, 8/3/2006	13,500,000
2,000,000		Doylestown Hospital Authority, PA, (Series 1998C), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 3.810%, 8/3/2006	2,000,000
1,900,000		East Hempfield Township, PA, IDA, (Series of 1997), Weekly VRDNs (Mennonite Home)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.750%, 8/2/2006	1,900,000
11,965,000		Erie County, PA, Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.760%, 8/3/2006	11,965,000
6,500,000		Horizon Hospital System Authority, PA, (Series 2002), Weekly VRDNs (St. Paul Homes)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%, 8/3/2006	6,500,000
10,415,000		Huntingdon County, PA, General Authority, (Series A), Weekly VRDNs (Juniata College)/(PNC Bank, N.A. LOC), 3.680%, 8/3/2006	10,415,000
2,864,000		Lawrence County, PA, IDA, (Series 2003), Weekly VRDNs (Villa Maria Retirement Center)/(Allied Irish Banks PLC LOC), 3.660%, 8/3/2006	2,864,000
5,495,000		Lebanon County, PA, Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 3.660%, 8/3/2006	5,495,000
10,150,000		Montgomery County, PA, IDA, PCR (2002 Series A), Weekly VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank N.A. LOC), 3.660%, 8/2/2006	10,150,000
3,780,000		Moon, PA, IDA, (Series 2005), Weekly VRDNs (YMCA of Greater Pittsburgh)/(PNC Bank, N.A. LOC), 3.680%, 8/3/2006	3,780,000
900,000		Pennsylvania EDFA, (Series 1996 E), Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 3.680%, 8/3/2006	900,000
7,900,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5), Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 3.680%, 8/3/2006	7,900,000
7,100,000		Pennsylvania State Higher Education Facilities Authority, (Series H1), Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC), 3.680%, 8/3/2006	7,100,000
2,100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC), 3.680%, 8/3/2006	2,100,000
8,100,000		Pennsylvania State Higher Education Facilities Authority, (Series J1), Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.680%, 8/3/2006	8,100,000
6,960,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.680%, 8/3/2006	6,960,000
6,150,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), Weekly VRDNs (Washington & Jefferson College)/ (National City Bank, Pennsylvania LOC), 3.670%, 8/3/2006	6,150,000
1,000,000		Pennsylvania State University, (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ), 3.650%, 8/3/2006	1,000,000
11,000,000		Philadelphia, PA, Gas Works, (Sixth Series 1998 General Ordinance), Weekly VRDNs (FSA INS)/(Bank of Nova Scotia, Toronto, J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LIQs), 3.620%, 8/3/2006	11,000,000
3,370,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 3.630%, 8/3/2006	3,370,000
72,000,000		Philadelphia, PA, School District, 4.50% TRANs (Bank of America N.A. LOC), 6/29/2007	72,454,043
42,000,000		Philadelphia, PA, (Series A of 2006-2007), 4.50% TRANs, 6/29/2007	42,269,152
9,000,000		Southcentral PA, General Authority, (Series 2005), Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%, 8/4/2006	9,000,000
		TOTAL	405,242,695
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--0.4%
$34,945,000	[3,4]	Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	$34,945,000
		South Carolina--0.5%
5,896,000	[3,4]	Berkeley County, SC, School District, Floater Certificates (Series 2001-656), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.680%, 8/3/2006	5,896,000
5,000,000		South Carolina Jobs-EDA, (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 3.680%, 8/3/2006	5,000,000
4,000,000		South Carolina Jobs-EDA, (Series 2006), Weekly VRDNs (Carolina Community Care, Inc.)/(National Bank of South Carolina LOC), 3.690%, 8/3/2006	4,000,000
20,235,000	[3,4]	South Carolina Transportation Infrastructure Bank, (Series 2006-1359), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.680%, 8/3/2006	20,235,000
6,640,000	[3,4]	South Carolina Transportation Infrastructure Bank, (Series IXIS 2005-20), Weekly VRDNs (AMBAC INS)/(Caisse des Depots et Consignations (CDC) LIQ), 3.670%, 8/3/2006	6,640,000
		TOTAL	41,771,000
		Tennessee--1.8%
13,071,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-1), Weekly VRDNs (Metropolitan Government Nashville & Davidson County, TN)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.670%, 8/3/2006	13,071,000
6,600,000		Chattanooga, TN, HEFA, Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 3.760%, 8/3/2006	6,600,000
4,100,000		Chattanooga, TN, IDB, (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 3.640%, 8/2/2006	4,100,000
17,350,000	[3,4]	Elizabethton, TN, Health & Educational Facilities Board, MERLOTS (Series 2000 GG), 3.35% TOBs (Mountain States Health Alliance)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	17,350,000
6,000,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Episcopal School of Knoxville)/(SunTrust Bank LOC), 3.640%, 8/2/2006	6,000,000
9,795,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.760%, 8/3/2006	9,795,000
8,450,000		Memphis, TN, Center City Revenue Finance Corp., (Series 1996A), Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC), 3.740%, 8/3/2006	8,450,000
500,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank LOC), 3.640%, 8/2/2006	500,000
6,300,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank LOC), 3.640%, 8/2/2006	6,300,000
7,625,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2003), Weekly VRDNs (David Lipscomb University)/(SunTrust Bank LOC), 3.640%, 8/2/2006	7,625,000
295,000		Montgomery County, TN, Public Building Authority, Pooled Financing Revenue Bonds (Series 1996), Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC), 3.630%, 8/3/2006	295,000
4,200,000		Sevier County, TN, Public Building Authority, (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(AMBAC INS)/ (KBC Bank N.V. LIQ), 3.660%, 8/3/2006	4,200,000
2,520,000		Sevier County, TN, Public Building Authority, (Series II-G-3), Weekly VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank N.V. LIQ), 3.660%, 8/3/2006	2,520,000
7,430,000		Sevier County, TN, Public Building Authority, Local Government Public Improvement Bonds, (Series II-G-1), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.660%, 8/3/2006	7,430,000
21,435,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2003C), Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC), 3.660%, 8/3/2006	21,435,000
510,000		Washington County, TN IDB, (Series 1996), Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC), 3.640%, 8/2/2006	510,000
24,000,000		Wilson County, TN Sports Authority, (Series 1999), Weekly VRDNs (Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.670%, 8/3/2006	24,000,000
		TOTAL	140,181,000
		Texas--14.4%
20,996,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-19), Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), 3.690%, 8/3/2006	20,996,000
5,500,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-16), Weekly VRDNs (Leander, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.690%, 8/3/2006	5,500,000
16,745,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 2004-5), Weekly VRDNs (Lake Travis, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.690%, 8/3/2006	16,745,000
24,470,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Texas Non-AMT) (Series 2005-8), Weekly VRDNs (North Texas Tollway Authority)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), 3.690%, 8/3/2006	24,470,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$10,890,000	[3,4]	Aldine, TX, ISD, (Series 1997), SGB-30, Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ), 3.670%, 8/3/2006	$10,890,000
8,880,000	[3,4]	Arlington, TX, PUTTERs (Series 760), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	8,880,000
6,115,000	[3,4]	Austin, TX, Electric Utility System, ROCs (Series 6080), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.680%, 8/3/2006	6,115,000
13,710,000	[3,4]	Austin, TX, Electric Utility System, (Series 2002-744D), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.680%, 8/3/2006	13,710,000
6,415,000	[3,4]	Austin, TX Water and Wastewater System, MERLOTS (Series 2001 A-63), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.690%, 8/3/2006	6,415,000
10,000,000	[3,4]	Austin, TX, MERLOTS (Series 2000-A26), 3.35% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	10,000,000
14,235,000	[3,4]	Bastrop, TX, ISD, (PT-2775), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	14,235,000
3,500,000		Bexar County, TX, Housing Finance Corp., (Series 2005A), Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 3.690%, 8/3/2006	3,500,000
13,815,000	[3,4]	Bexar County, TX, Clippers (Series 2001-3), 3.45% TOBs (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/7/2006	13,815,000
10,000,000		Crawford, TX, Education Facilities Corp., (Series 2004A), Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 3.730%, 8/3/2006	10,000,000
11,850,000	[3,4]	Cypress-Fairbanks, TX, ISD, (PT-2858), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	11,850,000
8,180,000	[3,4]	Frisco, TX, (PT-2737), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	8,180,000
8,570,000	[3,4]	Frisco, TX, (PT-2789), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	8,570,000
400,000		Grapevine, TX, IDC, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC), 3.700%, 8/3/2006	400,000
13,415,000	[3,4]	Grapevine-Colleyville, TX, ISD, (PT-2766), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	13,415,000
4,800,000		Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(J.P Morgan Chase Bank, N.A. LOC), 3.710%, 8/3/2006	4,800,000
56,000,000		Harris County, TX, HFDC, (Series 2005A), Weekly VRDNs (St. Luke's Episcopal Hospital)/(FGIC INS)/(Citibank N.A., New York and J.P. Morgan Chase Bank, N.A. LIQs), 3.680%, 8/3/2006	56,000,000
182,200,000		Harris County, TX, HFDC, (Series 2006A), Daily VRDNs (Methodist Hospital, Harris County, TX), 3.680%, 8/1/2006	182,200,000
28,185,000	[3,4]	Harris County, TX, ROCs (Series 4056), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ), 3.680%, 8/3/2006	28,185,000
12,000,000	[3,4]	Houston, TX, Airport System, MERLOTS (Series 2000-A25), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.690%, 8/2/2006	12,000,000
10,525,000	[3,4]	Houston, TX, Combined Utility System, (PT-2670), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	10,525,000
10,220,000		Houston, TX, Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC), 3.750%, 8/3/2006	10,220,000
4,905,000		Houston, TX, Higher Education Finance Corp., (Series 2003A), Tierwester Oaks and Richfield Manor, Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 3.550%, 8/1/2006	4,905,000
19,435,000	[3,4]	Houston, TX, ISD, Floater Certificates (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/ (Morgan Stanley LIQ), 3.680%, 8/3/2006	19,435,000
7,925,000	[3,4]	Houston, TX, Water & Sewer System, MERLOTS (Series 2002-A-16), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	7,925,000
11,080,000		Kendall County, TX, Health Facilities Development Corp., (Series 2002-A), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.660%, 8/3/2006	11,080,000
2,825,000		Kendall County, TX, Health Facilities Development Corp., (Series 2002-B), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.660%, 8/3/2006	2,825,000
9,120,000	[3,4]	Laredo, TX, ISD, (PT-2673), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	9,120,000
11,840,000	[3,4]	McAllen, TX, ISD, (PT-3082), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	11,840,000
8,560,000	[3,4]	McKinney, TX, ISD, (PT-1180), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	8,560,000
4,750,000	[3,4]	North East, TX, ISD, PUTTERs (Series 390), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	4,750,000
870,000		North Richland Hills, TX, IDC, Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC), 3.650%, 8/3/2006	870,000
7,345,000	[3,4]	North Texas Municipal Water District, (ROCs 6074), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.680%, 8/3/2006	7,345,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$7,775,000	[3,4]	North Texas Municipal Water District, Floater Certificates, (Series 2006-1375), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Morgan Stanley LIQ), 3.680%, 8/3/2006	$7,775,000
7,780,000	[3,4]	North Texas Municipal Water District, Floater Certificates (Series 2006-1376), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Morgan Stanley LIQ), 3.680%, 8/3/2006	7,780,000
136,000,000		North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.640%, 8/2/2006	136,000,000
7,290,000		Richmond, TX, Higher Education Finance Corp., (Series 2003-A), Weekly VRDNs (Bayou Student Housing LLC - University of Houston)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.670%, 8/3/2006	7,290,000
5,400,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A12), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	5,400,000
5,850,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2001 A10), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	5,850,000
81,305,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A53), 3.385% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/24/2007	81,305,000
11,100,000	[3,4]	San Antonio, TX, Electric & Gas System, Municipal Securities Trust Receipts (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ), 3.670%, 8/3/2006	11,100,000
4,650,000	[3,4]	San Antonio, TX, Electric & Gas System, PUTTERS (Series 771), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.680%, 8/3/2006	4,650,000
7,935,000	[3,4]	San Antonio, TX, ISD, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	7,935,000
3,680,000	[3,4]	San Antonio, TX, ROCs (Series 6003), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 3.680%, 8/3/2006	3,680,000
11,510,000	[3,4]	Tarrant County, TX, Housing Finance Corp., (PT-482), Weekly VRDNs (Bear Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ), 3.690%, 8/3/2006	11,510,000
6,805,000	[3,4]	Texas State Transportation Commission, (PT-3483), Weekly VRDNs (Texas State)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	6,805,000
8,130,000	[3,4]	Texas State University System, (PT-3473), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	8,130,000
249,380,000		Texas State, (Series 2005), 4.50% TRANs, 8/31/2006	249,653,336
6,000,000	[3,4]	Texas Turnpike Authority, ROCs (Series 188), Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ), 3.680%, 8/3/2006	6,000,000
		TOTAL	1,161,134,336
		Utah--1.6%
13,950,000		Central Utah Water Conservancy District, (Series 1998F), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.670%, 8/2/2006	13,950,000
35,400,000		Central Utah Water Conservancy District, (Series 2004B), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.670%, 8/2/2006	35,400,000
21,700,000		Murray City, UT, (Series 2003A), Weekly VRDNs (IHC Health Services, Inc.), 3.620%, 8/3/2006	21,700,000
28,050,000		Murray City, Utah Hospital Revenue, (Series 2005A), Daily VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 8/1/2006	28,050,000
30,000,000		Murray City, Utah Hospital Revenue, (Series 2005C), Weekly VRDNs (IHC Health Services, Inc.)/(Citibank N.A., New York LIQ), 3.650%, 8/3/2006	30,000,000
		TOTAL	129,100,000
		Virginia--1.2%
10,500,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT), (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), 3.660%, 8/3/2006	10,500,000
4,010,000		Albemarle County, VA, IDA, (Series 1999), Weekly VRDNs (Region Ten Community Services Board, Inc.)/(Wachovia Bank N.A. LOC), 3.660%, 8/3/2006	4,010,000
6,500,000		Alexandria, VA, IDA, (Series 2005), Weekly VRDNs (American Statistical Association)/(SunTrust Bank LOC), 3.640%, 8/2/2006	6,500,000
9,500,000		Alexandria, VA, IDA, (Series 2005), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/3/2006	9,500,000
475,000		Alexandria, VA, IDA, (Series 2006), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/3/2006	475,000
5,605,000		Fairfax County, VA, EDA, (Series 2001), Weekly VRDNs (The Langley School)/(SunTrust Bank LOC), 3.630%, 8/2/2006	5,605,000
1,700,000		Fairfax County, VA, IDA, (Series 2005C-1), Weekly VRDNs (Inova Health System), 3.600%, 8/2/2006	1,700,000
2,500,000		Hampton, VA, Redevelopment & Housing Authority, (Series 1998), Weekly VRDNs (Township Apartments)/(FNMA LOC), 3.650%, 8/2/2006	2,500,000
3,155,000		Henrico County, VA, EDA, (Series 2001), Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC), 3.640%, 8/2/2006	3,155,000
2,570,000		Henrico County, VA, EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.660%, 8/3/2006	2,570,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$16,800,000	[3,4]	Henrico County, VA, IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	$16,800,000
15,150,000		James City County, VA, IDA, (Series 2002), Weekly VRDNs (CMCP Williamsburg LLC)/(FNMA LOC), 3.650%, 8/3/2006	15,150,000
9,000,000		Roanoke, VA, IDA, (Series 2005-C-1), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2006	9,000,000
6,500,000		Spotsylvania County, VA, IDA, (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/(SunTrust Bank LOC), 3.640%, 8/2/2006	6,500,000
1,220,000	[3,4]	Virginia State Public Building Authority, Floater Certificates, (Series 1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.680%, 8/3/2006	1,220,000
		TOTAL	95,185,000
		Washington--2.5%
4,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-16), Weekly VRDNs (Port of Seattle, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.690%, 8/3/2006	4,000,000
11,957,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-12), Weekly VRDNs (Washington State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.660%, 8/3/2006	11,957,000
8,680,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-36), Weekly VRDNs (Tacoma, WA Regional Water Supply System)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.690%, 8/3/2006	8,680,000
4,170,000	[3,4]	Clark County, WA, Public Utilities District No. 001, MERLOTS (Series 2001-A122), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/3/2006	4,170,000
8,075,000	[3,4]	Clark County, WA, School District No. 119 Battleground, (PT-2786) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	8,075,000
8,500,000	[3,4]	Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.680%, 8/3/2006	8,500,000
5,190,000	[3,4]	Energy Northwest, WA, (PT-1392), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	5,190,000
10,790,000	[3,4]	Energy Northwest, WA, ROCs (Series 4524), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.680%, 8/3/2006	10,790,000
13,700,000	[3,4]	King County, WA, MERLOTS (Series 2000 E), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	13,700,000
11,825,000		King County, WA, Sewer Revenue (Series 2001A), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LOC), 3.650%, 8/2/2006	11,825,000
20,785,000	[3,4]	Seattle, WA, Municipal Light & Power, MERLOTS (Series 2001 A56), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.690%, 8/2/2006	20,785,000
5,280,000	[3,4]	Seattle, WA, Water System, ROCs (Series 4006), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.680%, 8/3/2006	5,280,000
7,420,000	[3,4]	Snohomish County, WA, Public Utility District, ROCs (Series 6055), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.680%, 8/3/2006	7,420,000
3,455,000	[3,4]	Spokane, WA, School District No. 081, ROCs (Series 4000), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.680%, 8/3/2006	3,455,000
5,000,000	[3,4]	Washington Health Care Facilities Authority, ROCs (Series 510CE), Weekly VRDNs (Overlake Hospital Medical Center)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.700%, 8/3/2006	5,000,000
7,695,000		Washington State EDFA, (Series 2005A), Weekly VRDNs (Northwest Center)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006	7,695,000
6,380,000		Washington State Housing Finance Commission, (Series 2005 B), Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006	6,380,000
11,700,000	[3,4]	Washington State, (Series 5016-BBT), Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), 3.680%, 8/2/2006	11,700,000
34,860,000	[3,4]	Washington State, Class A Certificates (Series 2002-205), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.680%, 8/2/2006	34,860,000
2,040,000	[3,4]	Washington State, MERLOTS (Series 2002-A14), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	2,040,000
5,170,000	[3,4]	Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.690%, 8/3/2006	5,170,000
3,765,000	[3,4]	Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.690%, 8/3/2006	3,765,000
		TOTAL	200,437,000
		West Virginia--0.1%
5,965,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC), 3.840%, 8/3/2006	5,965,000
1,300,000	[3,4]	West Virginia University, MERLOTS (Series 2002-A-15), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	1,300,000
		TOTAL	7,265,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--2.4%
$17,375,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Wisconsin Non-AMT), (Series 2005-25), Weekly VRDNs (Central Brown County, WI Water Authority)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.690%, 8/3/2006	$17,375,000
4,900,000		Chippewa Falls WI, Unified School District, 4.00% TRANs, 9/29/2006	4,906,760
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT), (Series 2004-4), Weekly VRDNs (Wisconsin State)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), 3.680%, 8/3/2006	22,000,000
4,685,000		Eau Claire, WI, Area School District, 4.00% TRANs, 8/25/2006	4,687,855
5,400,000		Germantown, WI, School District, 3.75% TRANs, 8/25/2006	5,402,664
26,000,000		Kenosha, WI, United School District No. 1, 3.75% TRANs, 9/26/2006	26,030,597
10,000,000		Mequon-Thiensville, WI, School District, 4.00% TRANs, 9/8/2006	10,010,521
1,850,000		Middleton-Cross Plains, WI, Area School District, 4.00% BANs, 12/1/2006	1,850,000
5,000,000		Milton, WI, School District, 3.75% TRANs, 9/20/2006	5,005,121
4,980,000		Milwaukee, WI, (Series 1999) Weekly VRDNs (Goodwill Industries of Southeastern Wisconsin and Metropolitan Chicago, Inc.)/(U.S. Bank, N.A. LOC), 3.630%, 8/2/2006	4,980,000
5,100,000		Plymouth, WI, Joint School District, 4.00% TRANs, 11/1/2006	5,109,720
5,000,000		Stevens Point, WI, Area Public School District, 4.25% TRANs, 10/16/2006	5,010,733
3,150,000		Sun Prairie, WI, Area School District, 4.10% TRANs, 10/25/2006	3,157,107
7,000,000	[3,4]	University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	7,000,000
2,340,000		Wisconsin State HEFA, (Series 2000), Weekly VRDNs (Grace Lutheran Foundation, Inc.)/(U.S. Bank, N.A. LOC), 3.630%, 8/2/2006	2,340,000
6,500,000		Wisconsin State HEFA, (Series 2003B), Weekly VRDNs (Franciscan Sisters of Christian Charity HealthCare Ministry, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.650%, 8/3/2006	6,500,000
1,750,000		Wisconsin State HEFA, (Series 2005), Weekly VRDNs (Hospicecare Holdings, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.650%, 8/3/2006	1,750,000
21,590,000	[3,4]	Wisconsin State HEFA, MERLOTS (Series 1997 B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA Insurance Corp. INS)/ (Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	21,590,000
39,735,000	[3,4]	Wisconsin State, Floater Certificates (Series 2004-1166), Weekly VRDNs (Morgan Stanley LIQ), 3.680%, 8/3/2006	39,735,000
		TOTAL	194,441,078
		TOTAL MUNICIPAL INVESTMENTS--102.9% (AT AMORTIZED COST) [5]	8,243,489,283
		OTHER ASSETS AND LIABILITIES - NET--(2.9)%	(235,494,010)
		TOTAL NET ASSETS--100%	$8,007,995,273
At July 31, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (percentage is unaudited).

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security is rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At July 31, 2006, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $2,982,201,732, which represented 37.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $2,982,201,732, which represented 37.2% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi Family Housing
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
TOPS	--Trust Obligation Participation Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	97.7%
U.S. Treasury Securities	2.6%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	96.1%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	3.4%
181 Days or more	0.8%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		U.S. TREASURY--2.6%
		U.S. Treasury Notes--2.6%
$86,500,000		United States Treasury Notes, 2.500%, 10/31/2006	$86,144,653
167,000,000		United States Treasury Notes, 2.875%, 11/30/2006	166,126,823
104,750,000		United States Treasury Notes, 3.125%, 1/31/2007	104,004,038
		TOTAL U.S. TREASURY	356,275,514
		REPURCHASE AGREEMENTS--97.7%
350,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which Abbey National Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $350,051,042 on 8/1/2006. The market value of the underlying securities at the end of the period was 357,000,148.	350,000,000
1,711,246,000		Interest in $2,323,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $2,323,338,771 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,369,460,967.	1,711,246,000
1,000,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which Barclays Capital, Inc. will repurchase U.S. Treasury securities with various maturities to 7/31/2011 for $1,000,145,833 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,675.	1,000,000,000
1,167,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.26%, dated 7/31/2006 under which Bear Stearns & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2016 for $1,500,219,167 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,557,996,728.	1,167,000,000
100,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which CIBC World Markets Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2023 for $100,014,583 on 8/1/2006. The market value of the underlying securities at the end of the period was $102,105,371.	100,000,000
1,000,000,000		Repurchase agreement 5.24%, dated 7/31/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $1,000,145,556 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,020,002,584.	1,000,000,000
95,000,000		Interest in $100,000,000 joint repurchase agreement 5.15%, dated 7/31/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2021 for $100,014,306 on 8/1/2006. The market value of the underlying securities at the end of the period was $102,000,718.	95,000,000
1,000,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2023 for $1,000,145,833 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,065.	1,000,000,000
1,850,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $1,850,269,792 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,887,000,309.	1,850,000,000
1,000,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which HSBC Securities (USA), Inc. will repurchase U.S. Treasury securities with various maturities to 7/31/2008 for $1,000,145,833 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,020,001,854.	1,000,000,000
1,017,000,000		Interest in $1,350,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which J.P. Morgan Securities Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,350,196,875 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,377,001,350.	1,017,000,000
1,200,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 7/15/2013 for $2,000,291,667 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,045,228,487.	1,200,000,000
267,000,000		Interest in $850,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2011 for $850,123,958 on 8/1/2006. The market value of the underlying security at the end of the period was $868,259,653.	267,000,000
95,000,000		Interest in $100,000,000 joint repurchase agreement 5.15%, dated 7/31/2006 under which UBS Securities LLC will repurchase a U.S. Treasury security maturing on 12/15/2010 for $100,014,306 on 8/1/2006. The market value of the underlying security at the end of the period was $102,001,058.	95,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$224,000,000	[1]	Interest in $244,000,000 joint repurchase agreement 5.20%, dated 6/1/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2015 for $250,344,000 on 11/29/2006. The market value of the underlying securities at the end of the period was $251,133,204.	$224,000,000
1,565,000,000		Interest in $1,850,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2021 for $1,850,269,792 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,887,004,311.	1,565,000,000
		TOTAL REPURCHASE AGREEMENTS	13,641,246,000
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [2]	13,997,521,514
		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(36,782,254)
		TOTAL NET ASSETS--100%	$13,960,739,260

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

Statements of Assets And Liabilities

July 31, 2006

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Assets:
Investments in repurchase agreements	$8,190,598,000	$--	$--
Investments in securities	2,398,520,252	3,569,169,210	5,371,036,367
Total investments in securities, at amortized cost and value	10,589,118,252	3,569,169,210	5,371,036,367
Cash	1,152,064	1,201,979	593,731
Income receivable	29,296,807	8,082,155	30,352,747
Receivable for shares sold	434,539	124,059	4,205,130
TOTAL ASSETS	10,620,001,662	3,578,577,403	5,406,187,975
Liabilities:
Payable for investments purchased	3,640,000	--	410,329,900
Payable for shares redeemed	1,855,386	125,488	261,376
Payable for Directors'/Trustees' fees	--	--	132
Payable for distribution services fee (Note 5)	24,536	--	--
Payable for shareholder services fee (Note 5)	744,613	422,924	217,291
Payable for account administration fee	23,878	162	--
Income distribution payable	18,611,370	10,929,348	1,530,520
Accrued expenses	315,461	126,704	307,060
TOTAL LIABILITIES	25,215,244	11,604,626	412,646,279
TOTAL NET ASSETS	$10,594,786,418	$3,566,972,777	$4,993,541,696
Net Assets Consist of:
Paid-in capital	$10,594,680,018	$3,566,945,907	$4,993,675,960
Accumulated net realized loss on investments	--	--	(129,669)
Undistributed (distributions in excess of) net investment income	106,400	26,870	(4,595)
TOTAL NET ASSETS	$10,594,786,418	3,566,972,777	4,993,541,696
Net Assets:
Institutional Shares	$6,619,951,532	$1,556,092,071	$3,490,983,401
Institutional Service Shares	3,493,161,012	2,010,880,706	620,552,403
Institutional Capital Shares	377,413,712	--	882,005,892
Trust Shares	104,260,162	--	--
TOTAL NET ASSETS	$10,594,786,418	$3,566,972,777	$4,993,541,696
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	6,619,627,926	1,556,128,746	3,491,030,472
Institutional Service Shares	3,493,377,141	2,010,807,784	620,601,148
Institutional Capital Shares	377,428,905	--	882,044,339
Trust Shares	104,246,054	--	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	$1.00	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets And Liabilities

July 31, 2006

	Prime Cash Obligations Fund	Prime Management Obligations Fund	Prime Obligations Fund
Assets:
Investments in repurchase agreements	$104,499,000	$326,527,000	$613,302,000
Investments in securities	7,164,310,805	3,408,896,190	20,668,254,276
Total investments in securities, at amortized cost and value	7,268,809,805	3,735,423,190	21,281,556,276
Cash	--	290,762	--
Income receivable	39,189,270	13,124,458	91,284,630
Receivable for shares sold	1,362,878	622,955	4,244,361
TOTAL ASSETS	7,309,361,953	3,749,461,365	21,377,085,267
Liabilities:
Payable for investments purchased	--	--	250,000,000
Payable for shares redeemed	--	92,065	1,794,999
Payable to bank	9,662,489	--	1,071,520
Payable for Directors'/Trustees' fees	--	74	--
Payable for account administration fee	--	31,792	5,592
Payable for transfer and dividend disbursing agent fees and expenses	23,579	72,902	97,324
Payable for distribution services fee (Note 5)	--	--	18,578
Payable for shareholder services fee (Note 5)	469,445	277,834	1,236,856
Income distribution payable	14,792,485	1,554,499	52,052,978
Accrued expenses	170,879	82,772	356,224
TOTAL LIABILITIES	25,118,877	2,111,938	306,634,071
TOTAL NET ASSETS	$7,284,243,076	3,747,349,427	21,070,451,196
Net Assets Consist of:
Paid-in capital	$7,284,269,345	3,747,328,535	21,070,483,315
Undistributed (distributions in excess of) net investment income	(26,269)	20,892	(32,119)
TOTAL NET ASSETS	$7,284,243,076	3,747,349,427	21,070,451,196
Net Assets:
Institutional Shares	$4,363,937,759	1,986,137,907	15,151,070,495
Institutional Service Shares	1,932,607,070	1,027,151,335	5,827,991,920
Institutional Capital Shares	987,698,247	734,060,185	--
Trust Shares	--	--	91,388,781
TOTAL NET ASSETS	$7,284,243,076	3,747,349,427	21,070,451,196
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	4,363,681,734	1,986,091,725	15,150,737,987
Institutional Service Shares	1,932,865,670	1,027,156,738	5,828,357,684
Institutional Capital Shares	987,741,698	734,080,072	--
Trust Shares	--	--	91,387,156
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	--
Trust Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets And Liabilities

July 31, 2006

	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$389,504,000	$--	$13,641,246,000
Investments in securities	9,702,627,820	8,243,489,283	356,275,514
Total investments in securities, at amortized cost and value	10,092,131,820	8,243,489,283	13,997,521,514
Cash	--	--	242,422
Income receivable	42,952,177	53,164,176	5,266,493
Receivable for shares sold	1,708,867	476,728	217,838
TOTAL ASSETS	10,136,792,864	8,297,130,187	14,003,248,267
Liabilities:
Payable for investments purchased	228,000,000	270,304,812	--
Payable for shares redeemed	1,335,800	1,713,813	1,785,394
Payable to bank	343,311	5,512,652	--
Payable for account administration fee	202	--	118,125
Payable for Directors'/Trustees' fees	8,014	6,704	--
Payable for distribution services fee (Note 5)	--	--	170,074
Payable for shareholder services fee (Note 5)	500,673	441,229	1,337,834
Income distribution payable	14,526,247	10,956,910	38,686,356
Accrued expenses	385,414	198,794	411,224
TOTAL LIABILITIES	245,099,661	289,134,914	42,509,007
TOTAL NET ASSETS	$9,891,693,203	$8,007,995,273	$13,960,739,260
Net Assets Consist of:
Paid-in capital	$9,891,767,488	$8,008,408,527	$13,960,798,380
Accumulated net realized loss on investments	--	(402,669)	--
Distributions in excess of net investment income	(74,285)	(10,585)	(59,120)
TOTAL NET ASSETS	$9,891,693,203	$8,007,995,273	$13,960,739,260
Net Assets:
Institutional Shares	$6,708,462,674	$5,941,735,606	$6,419,380,349
Institutional Service Shares	1,755,736,515	2,066,259,667	5,712,345,718
Institutional Capital Shares	1,427,494,014	--	1,037,466,444
Trust Shares	--	--	791,546,749
TOTAL NET ASSETS	$9,891,693,203	$8,007,995,273	$13,960,739,260
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	6,708,448,811	5,942,398,081	6,419,232,189
Institutional Service Shares	1,755,819,937	2,066,029,929	5,712,590,837
Institutional Capital Shares	1,427,498,740	--	1,037,325,793
Trust Shares	--	--	791,649,561
Net Asset Value, Offering Price and Redemption Proceeds per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2006

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Investment Income:
Interest	$425,161,282	$145,036,916	$158,813,381
Expenses:
Investment adviser fee (Note 5)	19,209,033	6,657,578	10,060,761
Administrative personnel and services fee (Note 5)	7,647,497	2,650,495	4,005,330
Account administration fee - Institutional Service Shares	25,154	30,232	15,512
Account administration fee - Trust Shares	189,455	--	--
Custodian fees	396,154	139,112	201,306
Transfer and dividend disbursing agent fees and expenses	315,523	59,345	374,694
Directors'/Trustees' fees	62,670	23,720	35,031
Auditing fees	16,737	16,735	16,736
Legal fees	10,597	7,899	23,088
Portfolio accounting fees	200,336	176,392	184,126
Distribution services fee--Trust Shares (Note 5)	189,455	--	--
Shareholder services fee--Institutional Shares (Note 5)	11,368,980	2,517,226	--
Shareholder services fee--Institutional Service Shares (Note 5)	7,668,093	4,903,799	1,514,647
Shareholder services fee--Institutional Capital Shares (Note 5)	740,865	--	2,178,142
Share registration costs	192,918	72,371	291,821
Printing and postage	37,394	18,459	31,176
Insurance premiums	58,809	25,035	34,818
Miscellaneous	49,528	27,406	18,239
TOTAL EXPENSES	48,379,198	17,325,804	18,985,427
Waivers (Note 5):
Waiver of investment adviser fee	(8,189,143)	(2,940,111)	(5,812,657)
Waiver of administrative personnel and services fee	(328,855)	(113,957)	(172,180)
Waiver of shareholder services fee--Institutional Shares	(11,368,980)	(2,517,226)	--
Waiver of shareholder services fee--Institutional Capital Shares	(384,687)	--	(1,166,074)
TOTAL WAIVERS	(20,271,665)	(5,571,294)	(7,150,911)
Net expenses	28,107,533	11,754,510	11,834,516
Net investment income	$397,053,749	$133,282,406	$146,978,865
Net realized loss on investments	--	--	(101,081)
Change in net assets resulting from operations	$397,053,749	$133,282,406	$146,877,784

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2006

	Prime Cash Obligations Fund	Prime Management Obligations Fund	Prime Obligations Fund
Investment Income:
Interest	$409,264,710	$156,468,804	$962,143,991
Expenses:
Investment adviser fee (Note 5)	18,572,277	7,047,225	43,223,840
Administrative personnel and services fee (Note 5)	7,394,467	2,805,780	17,208,606
Account administration fee-Institutional Service Shares	31,220	--	42,355
Account administration fee-Trust Shares	--	--	112,749
Custodian fees	402,607	202,344	945,118
Transfer and dividend disbursing agent fees and expenses	171,627	610,443	288,861
Directors'/Trustees' fees	74,542	29,070	156,835
Auditing fees	16,736	19,431	16,735
Legal fees	10,678	3,164	15,843
Portfolio accounting fees	188,406	190,979	188,342
Distribution services fee--Trust Shares (Note 5)	--	--	113,101
Shareholder services fee--Institutional Shares (Note 5)	--	3,214,009	30,505,395
Shareholder services fee--Institutional Service Shares (Note 5)	4,202,692	2,369,550	13,485,527
Shareholder services fee--Institutional Capital Shares (Note 5)	1,829,443	1,774,294	--
Share registration costs	135,462	140,211	185,177
Printing and postage	36,015	8,075	49,673
Insurance premiums	61,633	29,865	120,310
Miscellaneous	57,547	6,494	85,055
TOTAL EXPENSES	33,185,352	18,450,934	106,743,522
Waivers (Note 5):
Waiver of investment adviser fee	(9,636,338)	(5,340,791)	(17,467,455)
Waiver of administrative personnel and services fee	(318,429)	(120,787)	(740,323)
Waiver of shareholder services fee--Institutional Shares	--	(3,214,009)	(30,505,395)
Waiver of shareholder services fee--Institutional Capital Shares	(950,309)	(947,009)	--
Reimbursement of shareholder services fee-Institutional Capital Shares	(188,804)	--	--
TOTAL WAIVERS	(11,093,880)	(9,622,596)	(48,713,173)
Net expenses	22,091,472	8,828,338	58,030,349
Net investment income	$387,173,238	$147,640,466	$904,113,642
Net realized gain on investments	--	--	19,446
Change in net assets resulting from operations	$387,173,238	$147,640,466	$904,133,088

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2006

	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$490,592,807	$291,305,025	$566,111,764
Expenses:
Investment adviser fee (Note 5)	21,797,830	19,200,527	26,078,224
Administrative personnel and services fee (Note 5)	8,677,639	7,645,170	10,382,153
Account administration fee--Institutional Service Shares	147	5,118	55,780
Account administration fee--Institutional Capital Shares	380	--	--
Account administration fee--Trust Shares	--	--	1,625,445
Custodian fees	505,305	360,193	523,265
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	153,617	158,904	75,252
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	29,401	45,127	65,397
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares	27,456	--	9,502
Transfer and dividend disbursing agent fees and expenses-- Trust Shares	--	--	7,914
Directors'/Trustees' fees	84,519	75,307	101,670
Auditing fees	16,735	16,735	16,736
Legal fees	11,021	28,225	11,496
Portfolio accounting fees	188,382	172,125	200,344
Distribution services fee--Trust Shares (Note 5)	--	--	1,628,506
Shareholder services fee--Institutional Shares (Note 5)	--	14,769,698	11,459,465
Shareholder services fee--Institutional Service Shares (Note 5)	3,627,295	5,170,233	13,400,562
Shareholder services fee--Institutional Capital Shares (Note 5)	2,688,268	--	1,614,992
Share registration costs	271,380	98,540	247,005
Printing and postage	15,713	9,112	19,883
Insurance premiums	58,244	68,404	77,674
Miscellaneous	28,684	48,817	54,725
TOTAL EXPENSES	38,182,016	47,872,235	67,655,990
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	(12,433,605)	(7,925,939)	(10,708,341)
Waiver of administrative personnel and services fee	(372,666)	(329,769)	(446,349)
Waiver of shareholder services fee--Institutional Shares	--	(14,769,698)	(11,459,465)
Waiver of shareholder services fee--Institutional Capital Shares	(1,338,508)	--	(835,249)
Reimbursement of investment adviser fee	--	(156,047)	--
TOTAL WAIVERS AND REIMBURSEMENT	(14,144,779)	(23,181,453)	(23,449,404)
Net expenses	24,037,237	24,690,782	44,206,586
Net investment income	$466,555,570	$266,614,243	$521,905,178
Net realized loss on investments	--	(145,553)	--
Change in net assets resulting from operations	$466,555,570	$266,468,690	$521,905,178

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Government Obligations Tax-Managed Fund
Year Ended July 31	2006	2005	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$397,053,749	$172,438,416	$133,282,406	$57,198,420
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(256,450,437)	(114,471,130)	(56,310,426)	(24,544,085)
Institutional Service Shares	(122,791,609)	(55,404,715)	(76,961,103)	(32,638,685)
Institutional Capital Shares	(14,901,586)	(1,950,254)	--	--
Trust Shares	(2,835,807)	(624,264)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(396,979,439)	(172,450,363)	(133,271,529)	(57,182,770)
Share Transactions:
Proceeds from sale of shares	121,622,215,277	87,120,054,501	11,799,039,407	8,879,726,436
Proceeds from shares issued in connection with tax-free transfer of assets from Trust for Government Cash Reserves	--	--	84,754,065	--
Net asset value of shares issued to shareholders in payment of distributions declared	214,926,107	89,911,597	31,940,046	16,250,172
Cost of shares redeemed	(120,077,728,527)	(86,572,564,132)	(11,352,758,580)	(8,808,500,655)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,759,412,857	637,401,966	562,974,938	87,475,953
Change in net assets	1,759,487,167	637,390,019	562,985,815	87,491,603
Net Assets:
Beginning of period	8,835,299,251	8,197,909,232	3,003,986,962	2,916,495,359
End of period	$10,594,786,418	$8,835,299,251	$3,566,972,777	$3,003,986,962
Undistributed net investment income	$106,400	$32,090	$26,870	$15,993

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund		Prime Cash Obligations Fund
Year Ended July 31	2006	2005	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$146,978,865	$64,788,270	$387,173,238	$179,236,149
Net realized gain (loss) on investments	(101,081)	20,299	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	146,877,784	64,808,569	387,173,238	179,236,149
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(101,730,945)	(47,775,366))	(282,500,044)	(132,849,543)
Institutional Service Shares	(16,628,052)	(7,591,909)	(67,668,841)	(33,866,842)
Institutional Capital Shares	(28,618,336)	(9,430,661)	(37,023,256)	(12,479,601)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(146,977,333)	(64,797,936)	(387,192,141)	(179,195,986)
Share Transactions:
Proceeds from sale of shares	52,382,943,955	38,273,423,295	85,644,582,220	78,137,296,623
Net asset value of shares issued to shareholders in payment of distributions declared	121,331,427	48,697,843	210,361,380	84,355,486
Cost of shares redeemed	(52,255,060,210)	(36,351,113,204)	(86,734,626,374)	(81,322,811,194)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	249,215,172	1,971,007,934	(879,682,774)	(3,101,159,085)
Change in net assets	249,115,623	1,971,018,567	(879,701,677)	(3,101,118,922)
Net Assets:
Beginning of period	4,744,426,073	2,773,407,506	8,163,944,753	11,265,063,675
End of period	$4,993,541,696	$4,744,426,073	$7,284,243,076	$8,163,944,753
Undistributed (distributions in excess of) net investment income	$(4,595)	$(6,127)	$(26,269)	$(7,366)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Management Obligations Fund		Prime Obligations Fund
Year Ended July 31	2006	2005 [1]	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$147,640,466	$42,769,974	$904,113,642	$403,067,223
Net realized gain on investments	--	--	19,446	6,988
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	147,640,466	42,769,974	904,133,088	403,074,211
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(74,352,557)	(30,528,332)	(684,227,011)	(310,331,174)
Institutional Service Shares	(38,571,323)	(5,972,619)	(218,509,885)	(91,678,641)
Institutional Capital Shares	(34,589,344)	(6,375,373)	--	--
Trust Shares	--	--	(1,780,728)	(559,108)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(147,513,224)	(42,876,324)	(904,517,624)	(402,568,923)
Share Transactions:
Proceeds from sale of shares	26,136,821,666	18,299,194,935	239,640,314,040	195,969,796,916
Net asset value of shares issued to shareholders in payment of distributions declared	132,777,852	35,438,738	372,405,232	158,142,824
Cost of shares redeemed	(26,790,546,302)	(14,066,358,354)	(240,296,751,011)	(196,153,055,301)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(520,946,784)	4,268,275,319	(284,031,739)	(25,115,561)
Change in net assets	(520,819,542)	4,268,168,969	(284,416,275)	(24,610,273)
Net Assets:
Beginning of period	4,268,168,969	--	21,354,867,471	21,379,477,744
End of period	$3,747,349,427	$4,268,168,969	$21,070,451,196	$21,354,867,471
Undistributed (distributions in excess of) net investment income	$20,892	$(106,350)	$(32,119)	$371,863

1 For the period from August 11, 2004 (date of initial public investment) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Value Obligations Fund		Tax-Free Obligations Fund
Year Ended July 31	2006	2005	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$466,555,570	$188,758,788	$266,614,243	$186,692,570
Net realized gain (loss) on investments	--	--	(145,553)	(132,476)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	466,555,570	188,758,788	266,468,690	186,560,094
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(349,204,081)	(140,584,009)	(212,476,508)	(156,586,021)
Institutional Service Shares	(59,625,600)	(26,266,545)	(54,150,504)	(30,112,482)
Institutional Capital Shares	(57,788,318)	(21,863,896)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(466,617,999)	(188,714,450)	(266,627,012)	(186,698,503)
Share Transactions:
Proceeds from sale of shares	121,377,436,367	90,434,961,145	65,224,290,640	74,250,206,501
Net asset value of shares issued to shareholders in payment of distributions declared	316,717,960	125,247,801	129,111,119	91,514,510
Cost of shares redeemed	(120,034,108,003)	(94,278,755,673)	(67,879,459,172)	(71,844,156,948)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,660,046,324	(3,718,546,727)	(2,526,057,413)	2,497,564,063
Change in net assets	1,659,983,895	(3,718,502,389)	(2,526,215,735)	2,497,425,654
Net Assets:
Beginning of period	8,231,709,308	11,950,211,697	10,534,211,008	8,036,785,354
End of period	$9,891,693,203	$8,231,709,308	$8,007,995,273	$10,534,211,008
Undistributed (distributions in excess of) net investment income	$(74,285)	$(11,856)	$(10,585)	$2,184

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Treasury Obligations Fund
Year Ended July 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$521,905,178	$242,236,047
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(257,475,405)	(128,528,475)
Institutional Service Shares	(208,686,308)	(92,576,050)
Institutional Capital Shares	(31,673,738)	(13,288,865)
Trust Shares	(24,128,847)	(7,840,255)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(521,964,298)	(242,233,645)
Share Transactions:
Proceeds from sale of shares	73,461,176,690	62,185,884,386
Net asset value of shares issued to shareholders in payment of distributions declared	165,943,475	78,502,143
Cost of shares redeemed	(71,716,471,589)	(62,117,771,017)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,910,648,576	146,615,512
Change in net assets	1,910,589,456	146,617,914
Net Assets:
Beginning of period	12,050,149,804	11,903,531,890
End of period	$13,960,739,260	$12,050,149,804
Distributions in excess of net investment income	$(59,120)	$--

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2006

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Government Obligations Tax-Managed Fund	diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal and liquidity.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

Effective January 18, 2005, Government Obligations Fund began offering Institutional Capital Shares.

Effective August 11, 2004, Prime Management Obligations Fund began offering Institutional Shares.

Effective January 18, 2005, Prime Management Obligations Fund began offering Institutional Service Shares and Institutional Capital Shares.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Capital Shares and the Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund and Tax-Free Obligations Fund may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

On December 9, 2005, Government Obligations Tax-Managed Fund received assets from the Trust for Government Cash Reserves as a result of a tax-free reorganization, as follows:

Institutional Shares of Government Obligations Tax-Managed Fund Issued	Trust for Government Cash Reserves Net Assets Received	Net Assets of Government Obligations Tax-Managed Fund Prior to Combination	Net Assets of Trust for Government Cash Reserves Immediately Prior to Combination	Net Assets of Government Obligations Tax-Managed Fund Immediately After Combination
84,754,065	$84,754,065	$3,211,157,913	$84,754,065	$3,295,911,978

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

The Tax-Free Obligations Fund may enter into reverse repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund's liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Portfolio of Investments.

At July 31, 2006, the Tax-Free Obligations Fund did not have any reverse repurchase agreements outstanding.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933;or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Funds' Board of Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities held by Prime Value Obligations Fund, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.560%, 9/28/2006	6/1/2005	$184,000,000
MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 5.560%, 9/28/2006	6/1/2005	$135,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	102,883,407,350	$102,883,407,350	68,840,529,646	$68,840,529,646
Shares issued to shareholders in payment of distributions declared	137,243,183	137,243,183	59,531,634	59,531,634
Shares redeemed	(102,122,900,107)	(102,122,900,107)	(68,312,442,051)	(68,312,442,051)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	897,750,426	$897,750,426	587,619,229	$587,619,229

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	17,728,529,559	$17,728,529,559	17,692,054,657	$17,692,054,657
Shares issued to shareholders in payment of distributions declared	62,429,858	62,429,858	28,370,500	28,370,492
Shares redeemed	(17,057,295,017)	(17,057,295,017)	(17,997,158,534)	(17,997,158,534)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	733,664,400	$733,664,400	(276,733,377)	$(276,733,385)

	Year Ended 7/31/2006		Period Ended 7/31/2005 [1]
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	571,379,890	$571,379,890	397,007,718	$397,007,718
Shares issued to shareholders in payment of distributions declared	14,800,977	14,800,977	1,953,531	1,953,531
Shares redeemed	(507,373,473)	(507,373,473)	(100,339,738)	(100,339,738)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	78,807,394	$78,807,394	298,621,511	$298,621,511

Year Ended July 31	2006		2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	438,898,478	$438,898,478	190,462,480	$190,462,480
Shares issued to shareholders in payment of distributions declared	452,089	452,089	55,940	55,940
Shares redeemed	(390,159,930)	(390,159,930)	(162,623,809)	(162,623,809)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	49,190,637	$49,190,637	27,894,611	$27,894,611
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,759,412,857	$1,759,412,857	637,401,974	$637,401,966

	Government Obligations Tax-Managed Fund
Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,325,739,769	$6,325,749,146	4,281,102,291	$4,281,102,291
Shares issued in connection with tax-free merger of assets from the Trust for Government Cash Reserves	84,754,065	84,754,065	--	--
Shares issued to shareholders in payment of distributions declared	16,260,309	16,260,309	6,541,528	6,541,528
Shares redeemed	(6,076,755,268)	(6,076,755,268)	(4,241,037,779)	(4,241,037,779)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	349,998,875	$350,008,252	46,606,040	$46,606,040

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,473,290,261	$5,473,290,261	4,598,624,145	$4,598,624,145
Shares issued to shareholders in payment of distributions declared	15,679,737	15,679,737	9,708,644	9,708,644
Shares redeemed	(5,276,003,312)	(5,276,003,312)	(4,567,462,876)	(4,567,462,876)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	212,966,686	$212,966,686	40,869,913	$40,869,913
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	562,965,561	$562,974,938	87,475,953	$87,475,953

	Municipal Obligations Fund
Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	45,999,768,480	$45,999,768,480	32,377,793,944	$32,377,793,944
Shares issued to shareholders in payment of distributions declared	81,476,882	81,476,882	34,837,487	34,837,487
Shares redeemed	(45,631,011,465)	(45,631,011,465)	(31,516,352,148)	(31,516,352,148)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	450,233,897	$450,233,897	896,279,283	$896,279,283

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,884,342,195	$1,884,342,195	2,119,536,078	$2,119,536,078
Shares issued to shareholders in payment of distributions declared	13,961,548	13,961,548	6,196,601	6,196,601
Shares redeemed	(1,919,661,907)	(1,919,661,907)	(1,847,370,660)	(1,847,370,660)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(21,358,164)	$(21,358,164)	278,362,019	$278,362,019

Year Ended July 31	2006		2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,498,833,280	$4,498,833,280	3,776,093,273	$3,776,093,273
Shares issued to shareholders in payment of distributions declared	25,892,997	25,892,997	7,663,755	7,663,755
Shares redeemed	(4,704,386,838)	(4,704,386,838)	(2,987,390,396)	(2,987,390,396)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(179,660,561)	$(179,660,561)	796,366,632	$796,366,632
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	249,215,172	$249,215,172	1,971,007,934	$1,971,007,934

	Prime Cash Obligations Fund
Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	70,536,994,017	$70,536,994,017	63,323,840,572	$63,323,840,572
Shares issued to shareholders in payment of distributions declared	161,355,050	161,355,050	65,451,824	65,451,824
Shares redeemed	(72,008,871,373)	(72,008,871,373)	(66,320,572,743)	(66,320,572,743)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,310,522,306)	$(1,310,522,306)	(2,931,280,347)	$(2,931,280,347)

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,566,795,860	$10,566,795,860	11,309,022,977	$11,309,022,977
Shares issued to shareholders in payment of distributions declared	18,223,345	18,223,345	9,050,906	9,050,906
Shares redeemed	(10,432,734,748)	(10,432,734,748)	(11,562,653,146)	(11,562,653,146)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	152,284,457	$152,284,457	(244,579,263)	$(244,579,263)

Year Ended July 31	2006		2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,540,792,343	$4,540,792,343	3,504,433,074	$3,504,433,074
Shares issued to shareholders in payment of distributions declared	30,782,985	30,782,985	9,852,756	9,852,756
Shares redeemed	(4,293,020,253)	(4,293,020,253)	(3,439,585,305)	(3,439,585,305)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	278,555,075	$278,555,075	74,700,525	$74,700,525
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(879,682,774)	$(879,682,774)	(3,101,159,085)	$(3,101,159,085)

	Prime Management Obligations Fund
	Year Ended 7/31/2006		Period Ended 7/31/2005 [2]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	22,720,652,458	$22,720,652,458	15,711,474,555	$15,711,474,555
Shares issued to shareholders in payment of distributions declared	60,837,635	60,837,635	23,392,394	23,392,394
Shares redeemed	(23,433,559,021)	(23,433,559,021)	(13,096,706,296)	(13,096,706,296)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(652,068,928)	$(652,068,928)	2,638,160,653	$2,638,160,653

	Year Ended 7/31/2006		Period Ended 7/31/2005 [1]
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,122,765,191	$1,122,765,191	1,110,524,614	$1,110,524,614
Shares issued to shareholders in payment of distributions declared	37,377,237	37,377,237	5,702,788	5,702,788
Shares redeemed	(945,873,165)	(945,873,165)	(303,339,927)	(303,339,927)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	214,269,263	$214,269,263	812,887,475	$812,887,475

	Year Ended 7/31/2006		Period Ended 7/31/2005 [1]
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,293,404,017	$2,293,404,017	1,477,195,766	$1,477,195,766
Shares issued to shareholders in payment of distributions declared	34,562,980	34,562,980	6,343,556	6,343,556
Shares redeemed	(2,411,114,116)	(2,411,114,116)	(666,312,131)	(666,312,131)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(83,147,119)	$(83,147,119)	817,227,191	$817,227,191
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(520,946,784)	$(520,946,784)	4,268,275,319	$4,268,275,319

	Prime Obligations Fund
Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	195,830,365,206	$195,830,365,206	152,484,780,713	$152,484,780,713
Shares issued to shareholders in payment of distributions declared	302,881,875	302,881,875	129,187,873	129,187,873
Shares redeemed	(196,582,948,973)	(196,582,948,973)	(153,533,043,698)	(153,533,043,698)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(449,701,892)	$(449,701,892)	(919,075,112)	$(919,075,112)

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	43,532,917,577	$43,532,917,577	43,291,731,228	$43,291,731,228
Shares issued to shareholders in payment of distributions declared	68,834,830	68,834,830	28,658,863	28,658,806
Shares redeemed	(43,501,036,269)	(43,501,036,269)	(42,417,391,466)	(42,417,391,466)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	100,716,138	$100,716,138	902,998,625	$902,998,568

Year Ended July 31	2006		2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	277,031,257	$277,031,257	193,284,975	$193,284,975
Shares issued to shareholders in payment of distributions declared	688,527	688,527	296,145	296,145
Shares redeemed	(212,765,769)	(212,765,769)	(202,620,137)	(202,620,137)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	64,954,015	$64,954,015	(9,039,017)	$(9,039,017)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(284,031,739)	$(284,031,739)	(25,115,504)	$(25,115,561)

	Prime Value Obligations Fund
Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	103,692,917,824	$103,692,917,824	78,613,332,108	$78,613,332,108
Shares issued to shareholders in payment of distributions declared	246,934,132	246,934,132	95,726,452	95,726,452
Shares redeemed	(103,030,683,708)	(103,030,683,708)	(82,412,070,061)	(82,412,070,061)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	909,168,248	$909,168,248	(3,703,011,501)	$(3,703,011,501)

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,825,236,442	$6,825,236,442	5,432,893,340	$5,432,893,340
Shares issued to shareholders in payment of distributions declared	46,250,432	46,250,432	19,368,337	19,368,337
Shares redeemed	(6,378,794,460)	(6,378,794,460)	(5,753,378,607)	(5,753,378,607)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	492,692,414	$492,692,414	(301,116,930)	$(301,116,930)

Year Ended July 31	2006		2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	10,859,282,101	$10,859,282,101	6,388,735,697	$6,388,735,697
Shares issued to shareholders in payment of distributions declared	23,533,396	23,533,396	10,153,012	10,153,012
Shares redeemed	(10,624,629,835)	(10,624,629,835)	(6,113,307,005)	(6,113,307,005)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	258,185,662	$258,185,662	285,581,704	$285,581,704
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,660,046,324	$1,660,046,324	(3,718,546,727)	$(3,718,546,727)

	Tax-Free Obligations Fund
Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	56,791,571,131	$56,791,571,131	66,345,418,587	$66,345,418,587
Shares issued to shareholders in payment of distributions declared	116,153,616	116,153,616	84,387,890	84,387,783
Shares redeemed	(59,426,864,922)	(59,426,864,922)	(64,217,452,935)	(64,217,452,935)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,519,140,175)	$(2,519,140,175)	2,212,353,542	$2,212,353,435

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,432,719,509	$8,432,719,509	7,904,787,914	$7,904,787,914
Shares issued to shareholders in payment of distributions declared	12,957,574	12,957,503	7,126,727	7,126,727
Shares redeemed	(8,452,594,250)	(8,452,594,250)	(7,626,704,013)	(7,626,704,013)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(6,917,167)	$(6,917,238)	285,210,628	$285,210,628
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,526,057,342)	$(2,526,057,413)	2,497,564,170	$2,497,564,063

	Treasury Obligations Fund
Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	44,165,575,744	$44,165,575,744	33,844,927,635	$33,844,927,635
Shares issued to shareholders in payment of distributions declared	122,359,876	122,359,876	59,642,933	59,642,933
Shares redeemed	(43,601,649,250)	(43,601,649,250)	(33,729,830,302)	(33,729,830,302)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	686,286,370	$686,286,370	174,740,266	$174,740,266

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	22,364,859,502	$22,364,859,502	20,751,297,064	$20,751,297,064
Shares issued to shareholders in payment of distributions declared	38,022,724	38,022,724	16,731,340	16,731,340
Shares redeemed	(21,936,217,537)	(21,936,217,537)	(20,487,277,725)	(20,487,277,725)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	466,664,689	$466,664,689	280,750,679	$280,750,679

Year Ended July 31	2006		2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,366,080,952	$5,366,080,952	5,303,145,483	$5,303,145,483
Shares issued to shareholders in payment of distributions declared	3,868,188	3,868,188	1,116,708	1,116,708
Shares redeemed	(4,955,300,921)	(4,955,300,921)	(5,553,358,330)	(5,553,358,330)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	414,648,219	$414,648,219	(249,096,139)	$(249,096,139)

Year Ended July 31	2006		2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,564,660,492	$1,564,660,492	2,286,514,204	$2,286,514,204
Shares issued to shareholders in payment of distributions declared	1,692,687	1,692,687	1,011,162	1,011,162
Shares redeemed	(1,223,303,881)	(1,223,303,881)	(2,347,304,660)	(2,347,304,660)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	343,049,298	$343,049,298	(59,779,294)	$(59,779,294)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,910,648,576	$1,910,648,576	146,615,512	$146,615,512

1 For period from January 18, 2005 (start of performance) to July 31, 2005.

2 For period from August 11, 2004 (start of performance) to July 31, 2005.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended July 31, 2006 and 2005 was as follows:

	2006			2005
	Tax-Exempt Income	Ordinary Income	[1]	Tax-Exempt Income	Ordinary Income	[1]
Government Obligations Fund	--	$396,979,439		--	$ 172,450,363
Government Obligations Tax-Managed Fund	--	$133,271,529		--	$ 57,182,770
Municipal Obligations Fund	$ 146,977,333	--		$ 64,797,936	--
Prime Cash Obligations Fund	--	$387,192,141		--	$ 179,195,986
Prime Management Obligations Fund	--	$147,513,224		--	$ 42,876,324
Prime Obligations Fund	--	$904,517,624		--	$402,568,923
Prime Value Obligations Fund	--	$466,617,999		--	$188,714,450
Tax-Free Obligations Fund	$266,627,012	--		$186,698,503	--
Treasury Obligations Fund	--	$521,964,298		--	$242,233,645

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Dividends Payable	Post-October Losses	Capital Loss Carryforward
Government Obligations Fund	--	$ 18,717,772	$(18,611,370)	--	--
Government Obligations Tax-Managed Fund	--	$10,956,219	$(10,929,348)	--	--
Municipal Obligations Fund	$ 1,525,925	--	$ (1,530,520)	$ (114,328)	$ (15,340)
Prime Cash Obligations Fund	--	$ 14,766,216	$(14,792,485)	--	--
Prime Management Obligations Fund	--	$ 1,575,391	$ (1,554,499)	--	--
Prime Obligations Fund	--	$52,020,859	$ (52,052,978)	--	--
Prime Value Obligations Fund	--	$14,451,963	$(14,526,247)	--	--
Tax-Free Obligations Fund	$10,946,325	--	$(10,956,910)	$(186,839)	$(215,830)
Treasury Obligations Fund	--	$38,627,237	$(38,686,356)	--	--

At July 31, 2006, the following Funds had capital loss carryforwards, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Carryforward to Expire in 2011	Capital Loss Carryforward to Expire in 2013	Capital Loss Carryforward to Expire in 2014	Total Capital Loss Carrryforward
Municipal Obligations Fund	--	$15,340	--	$ 15,340
Tax-Free Obligations Fund	$27,839	--	$187,991	$215,830

The following Funds used capital loss carryforwards to offset taxable capital gains realized during the year ended July 31, 2006:

Fund	Capital Loss Carryforwards Utilized
Municipal Obligations Fund	$13,247
Prime Obligations Fund	$19,446

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2006, for federal income tax purposes, post-October losses as follows were deferred to August 1, 2006:

Fund	Post-October Losses
Municipal Obligations Fund	$114,328
Tax-Free Obligations Fund	$186,839

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

For the year ended July 31, 2006, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$ 8,189,143
Government Obligations Tax-Managed Fund	$ 2,940,111
Municipal Obligations Fund	$ 5,812,657
Prime Cash Obligations Fund	$ 9,636,338
Prime Management Obligations Fund	$ 5,340,791
Prime Obligations Fund	$ 17,467,455
Prime Value Obligations Fund	$ 12,433,605
Tax-Free Obligations Fund	$ 7,925,939
Treasury Obligations Fund	$10,708,341

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of each Fund.

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of their Trust shares. The Plan provides that the Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund's Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

For the year ended July 31, 2006, FSC retained $225 of fees paid by the Prime Obligations Fund and $9,487 of fees paid by the Treasury Obligations Fund, and did not retain any fees paid by Government Obligations Fund.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time.

For the year ended July 31, 2006, FSSC voluntarily waived the following fees:

Fund	Shareholder Services Fee Waiver
Government Obligations Fund	$11,753,667
Government Obligations Tax-Managed Fund	$ 2,517,226
Municipal Obligations Fund	$ 1,166,074
Prime Cash Obligations Fund	$ 950,309
Prime Management Obligations Fund	$ 4,161,018
Prime Obligations Fund	$30,505,395
Prime Value Obligations Fund	$ 1,338,508
Tax-Free Obligations Fund	$14,769,698
Treasury Obligations Fund	$12,294,714

For the year ended July 31, 2006, FSSC received the following fees paid by the Funds:

Fund	Shareholder Services Fees Received
Government Obligations Fund	$15,466
Government Obligations Tax-Managed Fund	$ 579
Prime Cash Obligations Fund	$24,081
Prime Obligations Fund	$32,334
Prime Value Obligations Fund	$ 33,676
Tax-Free Obligations Fund	$18,440
Treasury Obligations Fund	$ 27,914

For the year ended July 31, 2006, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee. For the year ended July 31, 2006, Institutional Capital Shares for Prime Obligations Fund did not incur a shareholder services fee.

Commencing on August 15, 2005, and continuing through May 17, 2006, FSSC reimbursed daily a portion of the shareholder services fee of Prime Cash Obligations Fund - Institutional Capital Shares. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $188,804 for the year ended July 31, 2006.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2006, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$ 7,698,355,000	$12,397,527,000
Tax-Free Obligations Fund	$11,498,482,362	$ 8,035,474,500

6. CONCENTRATION OF CREDIT RISK

A substantial part of the portfolios of Prime Cash Obligations Fund, Prime Obligations Fund and Prime Value Obligations Fund may be comprised of obligations of banks. As a result, these Funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At July 31, 2006, 100.0% of the distributions from net investment income for the Municipal Obligations Fund and the Tax-Free Obligations Fund is exempt from federal income tax, other than the federal AMT.

For the fiscal year ended July 31, 2006, 99.12%, 100.00%, and 100.00% of dividends paid by the Prime Management Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, respectively, are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)

On August 18, 2006, the Funds' Trustees, upon the recommendation of the Audit Committee, and completion of the audit for July 31, 2006, appointed KPMG LLP (KPMG) as the Funds' independent registered public accounting firm for the fiscal year ended July 31, 2007. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T), declined to stand for re-election. The previous reports issued by D&T on the Funds' financial statements for the fiscal years ended July 31, 2005 and July 31, 2006, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended July 31, 2005 and July 31, 2006: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with the reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicted above, the Funds have appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending July 31, 2007. During the Funds' fiscal years ended July 31, 2005 and July 31, 2006 and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS FUND, GOVERNMENT OBLIGATIONS TAX-MANAGED FUND, MUNICIPAL OBLIGATIONS FUND, PRIME CASH OBLIGATIONS FUND, PRIME OBLIGATIONS FUND, PRIME MANAGEMENT OBLIGATIONS FUND, PRIME VALUE OBLIGATIONS FUND, TAX-FREE OBLIGATIONS FUND, AND TREASURY OBLIGATIONS FUND FOR THE INSTITUTIONAL SHARES AND INSTITUTIONAL SERVICE SHARES:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Government Obligations Tax-Managed Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Obligations Fund, Prime Management Obligations Fund, Prime Value Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund (collectively the "Funds") (portfolios of the Money Market Obligations Trust) as of July 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, other auditing procedures were performed. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2006, the results of their operations for the year then ended, and the changes in their net assets, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 22, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.
Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; Controller of Federated Investors, Inc.; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

PRIME CASH OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant n determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

PRIME MANAGEMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

PRIME VALUE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

TAX-FREE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies, if any, relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select a Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of a Fund, or by selecting the name of a Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Cusip 60934N104	Cusip 60934N625	Cusip 60934N401
Cusip 60934N807	Cusip 60934N617	Cusip 60934N880
Cusip 60934N856	Cusip 60934N203	Cusip 60934N500
Cusip 60934N849	Cusip 60934N708	Cusip 60934N872
Cusip 60934N658	Cusip 60934N583	Cusip 608919833
Cusip 60934N641	Cusip 60934N575	Cusip 60934N112

25716 (9/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2006

Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realize and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 2003 [3]	$1.00	0.003	--		0.003	(0.003)	--
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
July 31, 2005	$1.00	0.017	--		0.017	(0.017)	--
July 31, 2006	$1.00	0.037	--		0.037	(0.037)	--

Prime Obligations Fund
July 31, 2003 [3]	$1.00	0.003	(0.000	) [5]	0.003	(0.003)	--
July 31, 2004	$1.00	0.005	0.000	[5]	0.005	(0.005)	--
July 31, 2005	$1.00	0.017	0.000	[5]	0.017	(0.017)	--
July 31, 2006	$1.00	0.038	0.000	[5]	0.038	(0.038)	--

Treasury Obligations Fund
July 31, 2003 [3]	$1.00	0.003	0.000	[5]	0.003	(0.003)	(0.000	) [5]
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
July 31, 2005	$1.00	0.016	--		0.016	(0.016)	--
July 31, 2006	$1.00	0.036	--		0.036	(0.036)	--

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Reflects operations for the period from February 19, 2003 (start of performance) to July 31, 2003.

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.003)	$1.00	0.25%	0.70%	[4]	0.55%	[4]	0.09%	[4]	$29,085
(0.004)	$1.00	0.41%	0.70%		0.41%		0.09%		$27,162
(0.017)	$1.00	1.69%	0.70%		1.84%		0.09%		$55,057
(0.037)	$1.00	3.78%	0.70%		3.77%		0.09%		$104,260

(0.003)	$1.00	0.29%	0.70%	[4]	0.54%	[4]	0.09%	[4]	$11,159
(0.005)	$1.00	0.46%	0.70%		0.47%		0.09%		$35,472
(0.017)	$1.00	1.73%	0.70%		1.67%		0.09%		$26,434
(0.038)	$1.00	3.82%	0.70%		3.94%		0.09%		$91,389

(0.003)	$1.00	0.25%	0.70%	[4]	0.43%	[4]	0.09%	[4]	$173,447
(0.004)	$1.00	0.36%	0.70%		0.37%		0.09%		$508,374
(0.016)	$1.00	1.61%	0.70%		1.65%		0.09%		$448,505
(0.036)	$1.00	3.68%	0.70%		3.70%		0.09%		$791,547

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees/or shareholder services fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds' actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,020.90	$3.51
Prime Obligations Fund	$1,000	$1,021.10	$3.51
Treasury Obligations Fund	$1,000	$1,020.50	$3.51
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,021.32	$3.51
Prime Obligations Fund	$1,000	$1,021.32	$3.51
Treasury Obligations Fund	$1,000	$1,021.32	$3.51

1 Expenses are equal to the Funds' Trust Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.70%
Prime Obligations Fund	0.70%
Treasury Obligations Fund	0.70%

Government Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	77.3%
U.S. Government Agency Securities	22.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	63.4%	[4]
8-30 Days	20.0%
31-90 Days	8.9%
91-180 Days	3.0%
181 Days or more	4.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 56.6% of the Fund's portfolio.

Government Obligations Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		GOVERNMENT AGENCIES--22.6%
$325,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.039% - 5.340%, 8/2/2006 - 10/4/2006	$324,920,662
220,435,000		Federal Home Loan Bank System Notes, 2.625% - 6.500%, 8/11/2006 - 6/21/2007	220,255,625
299,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.190% - 5.005%, 9/29/2006 - 5/1/2007	291,983,768
537,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.010% - 5.350%, 8/7/2006 - 9/27/2006	536,820,385
320,500,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 5.500%, 8/11/2006 - 7/9/2007	319,382,322
185,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.330%, 9/28/2006	184,861,287
84,500,000		Federal National Mortgage Association Notes, 3.875% - 4.840%, 5/15/2007 - 6/22/2007	83,715,703
436,580,500	[1]	Housing and Urban Development Floating Rate Notes, 5.708%, 8/1/2006	436,580,500
		TOTAL GOVERNMENT AGENCIES	2,398,520,252
		REPURCHASE AGREEMENTS--77.3%
195,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 5.3225%, dated 7/27/2006, under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $507,096,667 on 10/31/2006. The market value of the underlying securities at the end of the period was $512,990,020.	195,000,000
413,000,000	[3]	Interest in $900,000,000 joint repurchase agreement 5.28%, dated 7/11/2006, under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 6/15/2036 for $903,960,000 on 8/10/2006. The market value of the underlying securities at the end of the period was $926,698,636.	413,000,000
319,343,000		Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.	319,343,000
319,420,000		Interest in $1,350,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 2/22/2013 for $1,350,198,375 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,377,000,216.	319,420,000
350,000,000		Repurchase agreement 5.30%, dated 7/31/2006, under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2015 for $350,051,528 on 8/1/2006. The market value of the underlying securities at the end of the period was $357,000,824.	350,000,000
629,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2040 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,709.	629,000,000
81,250,000		Interest in $2,323,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $2,323,338,771 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,369,460,967.	81,250,000
600,000,000		Repurchase agreement 5.29%, dated 7/31/2006, under which Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/23/2035 for $600,088,167 on 8/1/2006. The market value of the underlying securities at the end of the period was $612,000,361.	600,000,000
450,000,000		Interest in $900,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $900,132,250 on 8/1/2006. The market value of the underlying securities at the end of the period was $923,148,491.	450,000,000
400,000,000	[3]	Interest in $900,000,000 joint repurchase agreement 5.28%, dated 7/14/2006, under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $903,036,000 on 8/9/2006. The market value of the underlying securities at the end of the period was $927,003,994.	400,000,000
497,165,000		Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 12/16/2045 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,005,868.	497,165,000
172,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.31%, dated 6/20/2006, under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $757,522,500 on 8/28/2006. The market value of the underlying securities at the end of the period was $772,503,322.	172,000,000
722,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 5.28%, dated 7/5/2006, under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/15/2046 for $1,004,986,667 on 8/8/2006. The market value of the underlying securities at the end of the period was $1,023,758,060.	722,000,000
804,420,000		Interest in $1,700,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $1,700,249,806 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,747,724,257.	804,420,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$20,000,000	[3]	Interest in $375,000,000 joint repurchase agreement 5.31%, dated 6/20/2006, under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $378,982,500 on 8/31/2006. The market value of the underlying securities at the end of the period was $385,895,608.	$20,000,000
25,000,000	[3]	Interest in $50,000,000 joint repurchase agreement 5.31%, dated 7/5/2006, under which Dresdner Kleinwort Wasserstein will repurchase a U.S. Government Agency security maturing on 5/15/2033 for $50,206,500 on 8/2/2006. The market value of the underlying security at the end of the period was $51,860,327.	25,000,000
150,000,000		Interest in $300,000,000 joint repurchase agreement 5.27%, dated 7/31/2006, under which Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 6/30/2023 for $300,043,917 on 8/1/2006. The market value of the underlying securities at the end of the period was $306,045,400.	150,000,000
500,000,000		Repurchase agreement 5.30%, dated 7/31/2006 under which Greenwich Capital Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2036 for $500,073,611 on 8/1/2006. The market value of the underlying securities at the end of the period was $515,003,511.	500,000,000
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which HSBC Securities (USA), Inc. will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 8/1/2036 for $1,500,220,417 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,531,931,063.	500,000,000
168,000,000		Interest in $238,000,000 joint repurchase agreement 5.10%, dated 7/31/2006, under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/31/2006 for $238,033,717 on 8/1/2006. The market value of the underlying securities at the end of the period was $242,764,447.	168,000,000
300,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which Morgan Stanley & Co. will repurchase U.S. Treasury securities with various maturities to 7/15/2013 for $2,000,291,667 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,045,228,487.	300,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement 5.20%, dated 7/31/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $100,014,444 on 8/1/2006. The market value of the underlying securities at the end of the period was $102,000,893.	25,000,000
250,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.31%, dated 6/21/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $757,522,500 on 8/28/2006. The market value of the underlying securities at the end of the period was $777,061,107.	250,000,000
300,000,000		Interest in $500,000,000 joint repurchase agreement 5.30%, dated 7/31/2006, under which WAMU Capital Corp. will repurchase U.S. Government Agency securities with various maturities to 7/20/2036 for $500,073,611 on 8/1/2006. The market value of the underlying securities at the end of the period was $510,035,110.	300,000,000
		TOTAL REPURCHASE AGREEMENTS	8,190,598,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	10,589,118,252
		OTHER ASSETS AND LIABILITIES - NET--0.1%	5,668,166
		TOTAL NET ASSETS--100%	$10,594,786,418

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	41.5%
Commercial Paper & Notes	37.7%
Bank Instruments	18.9%
Repurchase Agreements	2.9%
Other Assets and Liabilities--Net [2]	(1.0)%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	42.2	% [4]
8-30 Days	33.2%
31-90 Days	18.8%
91-180 Days	1.8%
181 Days or more	5.0%
Other Assets and Liabilities--Net [2]	(1.0)%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 28.1% of the Fund's portfolio.

Prime Obligations Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.8%
		Finance - Automotive--0.3%
$21,264,819		Capital One Prime Auto Receivables Trust 2006-1, Class A1, 4.872%, 3/15/2007	$21,264,819
12,479,638		CarMax Auto Owner Trust 2006-1, Class A1, 5.180%, 5/15/2007	12,479,638
9,740,673	[1,2]	DaimlerChrysler Auto Trust 2006-A, Class A1, 4.791%, 3/8/2007	9,740,673
7,490,611		Honda Auto Receivables Owner Trust 2005-6, Class A-1, 4.511%, 12/18/2006	7,490,611
2,226,494		USAA Auto Owner Trust 2005-4, Class A1, 4.400%, 12/15/2006	2,226,494
11,288,364		World Omni Automobile Receivables Trust 2006-A, Class A1, 4.854%, 3/15/2007	11,288,364
		TOTAL	64,490,599
		Finance - Equipment--0.5%
17,006,888		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	17,006,888
41,235,240		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	41,235,240
4,392,380	[1,2]	GE Equipment Small Ticket LLC Series 2005-2, Class A1, 4.556%, 12/22/2006	4,392,380
32,480,403		John Deere Owner Trust 2006-A, Class A1, 5.364%, 7/13/2007	32,480,403
		TOTAL	95,114,911
		TOTAL ASSET-BACKED SECURITIES	159,605,510
		CERTIFICATES OF DEPOSIT--10.9%
		Banking--10.9%
35,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	35,000,181
245,000,000		Calyon, Paris, 4.750% - 5.355%, 10/17/2006 - 4/30/2007	245,001,791
105,000,000		Citizens Bank N.A., 5.160% - 5.270%, 8/10/2006 - 9/12/2006	105,001,514
235,000,000		Citizens Bank of Massachusetts, 5.330% - 5.430%, 8/10/2006 - 9/29/2006	235,000,000
189,000,000		Citizens Bank of Pennsylvania, 5.220% - 5.500%, 8/28/2006 - 10/31/2006	189,000,000
219,000,000		Credit Suisse, Zurich, 4.920% - 5.250%, 11/20/2006 - 3/29/2007	219,000,000
49,200,000		DePfa Bank PLC, 5.260%, 4/9/2007	49,200,000
250,000,000		Deutsche Bank AG, 4.500% - 4.765%, 10/13/2006 - 10/27/2006	250,000,000
40,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	39,968,817
19,250,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	19,250,000
100,000,000		Marshall & Ilsley Bank, Milwaukee, 5.250%, 9/11/2006	100,000,000
289,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.850%, 10/4/2006 - 1/30/2007	288,999,290
95,000,000		Societe Generale, Paris, 4.760% - 4.785%, 10/27/2006	95,000,875
153,000,000		Toronto Dominion Bank, 5.295% - 5.600%, 4/13/2007 - 6/18/2007	153,000,000
280,000,000		Wells Fargo Bank, N.A., 5.300% - 5.310%, 8/7/2006 - 8/10/2006	280,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,303,422,468
		COLLATERALIZED LOAN AGREEMENTS--12.4%
		Banking--4.5%
856,000,000		Fortis Bank SA/NV, 5.362%, 8/1/2006	856,000,000
80,000,000		IXIS Financial Products Inc., 5.412%, 8/1/2006	80,000,000
		TOTAL	936,000,000
		Brokerage--7.9%
703,000,000		Citigroup Global Markets, Inc., 5.362% - 5.412%, 8/1/2006	703,000,000
740,000,000		Goldman Sachs & Co., 5.270% - 5.412%, 8/1/2006	740,000,000
230,000,000		Merrill Lynch & Co., Inc., 5.442%, 8/1/2006	230,000,000
		TOTAL	1,673,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,609,000,000
Principal Amount			Value
		COMMERCIAL PAPER--20.8% [3]
		Banking--5.0%
$222,000,000		Bank of America Corp., 5.330% - 5.385%, 9/21/2006 - 10/4/2006	$220,070,903
33,110,000		Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group, 5.400%, 10/11/2006	32,757,379
1,265,000		Benedictine Living Communities, Inc., 5.400%, 10/11/2006	1,251,528
100,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.390%, 10/2/2006 - 10/3/2006	99,064,236
90,000,000		HBOS Treasury Services PLC, 5.180%, 9/8/2006	89,507,900
106,270,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.280%, 8/7/2006	106,176,482
15,235,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 5.330%, 8/9/2006	15,235,000
505,027,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 4.970% - 5.400%, 8/8/2006 - 10/11/2006	502,413,575
		TOTAL	1,066,477,003
		Finance - Automotive--5.3%
83,382,000		DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 5.280%, 8/4/2006	83,345,312
51,442,000		DaimlerChrysler Revolving Auto Conduit LLC, A1/P1 Series, 5.140% - 5.150%, 8/18/2006 - 9/14/2006	51,146,103
666,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 4.970% - 5.400%, 8/7/2006 - 11/13/2006	662,378,022
325,000,000		FCAR Auto Loan Trust, A1/P1 Series, 5.140% - 5.360%, 8/11/2006 - 9/15/2006	324,052,989
		TOTAL	1,120,922,426
		Finance - Commercial--1.3%
130,000,000		CIT Group, Inc., 5.000% - 5.110%, 8/9/2006 - 11/14/2006	128,780,458
40,000,000	[1,2]	Edison Asset Securitization LLC, 5.380%, 10/5/2006	39,611,444
100,000,000		General Electric Capital Corp., 5.230%, 8/8/2006	99,898,306
		TOTAL	268,290,208
		Finance - Retail--4.2%
20,000,000	[1,2]	Amsterdam Funding Corp., 5.380%, 10/4/2006	19,808,711
75,431,000	[1,2]	Chariot Funding LLC, 5.150% - 5.280%, 8/10/2006 - 9/5/2006	75,164,442
198,855,000	[1,2]	Compass Securitization LLC, 5.245% - 5.330%, 8/16/2006 - 9/15/2006	197,794,469
51,205,000	[1,2]	Jupiter Securitization Company LLC, 5.280%, 8/3/2006	51,189,980
50,000,000	[1,2]	PREFCO-Preferred Receivables Funding Company LLC, 5.170%, 8/10/2006	49,935,375
232,564,000	[1,2]	Paradigm Funding LLC, 5.230% - 5.330%, 8/7/2006 - 8/15/2006	232,203,675
252,229,000	[1,2]	Sheffield Receivables Corp., 5.280% - 5.300%, 8/9/2006 - 8/11/2006	251,906,103
		TOTAL	878,002,755
		Finance - Securities--4.5%
35,000,000	[1,2]	Galaxy Funding Inc., 5.040%, 8/4/2006	34,985,300
269,000,000	[1,2]	Georgetown Funding Co. LLC, 5.419% - 5.449%, 9/19/2006 - 9/20/2006	267,816,641
250,000,000	[1,2]	Grampian Funding LLC, 5.220% - 5.370%, 9/18/2006 - 10/25/2006	247,259,146
197,844,000	[1,2]	KLIO II Funding Ltd., 5.230% - 5.370%, 8/18/2006 - 9/8/2006	197,110,642
179,000,000	[1,2]	Perry Global Funding LLC Series A, 5.180% - 5.380%, 8/9/2006 - 10/10/2006	177,862,951
35,000,000	[1,2]	Scaldis Capital LLC, 5.230%, 9/13/2006	34,781,357
		TOTAL	959,816,037
		Insurance--0.5%
100,000,000	[1,2]	Aspen Funding Corp., 5.350%, 9/22/2006	99,227,222
		TOTAL COMMERCIAL PAPER	4,392,735,651
		CORPORATE BONDS--0.3%
		Finance - Commercial--0.1%
20,000,000		CIT Group, Inc., 5.202%, 8/18/2006	20,000,573
		Finance - Retail--0.2%
46,325,000		SLM Corp., 5.529%, 9/15/2006	46,335,844
		TOTAL CORPORATE BONDS	66,336,417
Principal Amount			Value
		CORPORATE NOTES--2.3%
		Finance - Securities--2.3%
$185,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.000%, 3/9/2007 - 3/12/2007	$185,000,000
303,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.150% - 5.750%, 8/8/2006 - 7/25/2007	303,000,000
		TOTAL CORPORATE NOTES	488,000,000
		GOVERNMENT AGENCIES--0.2%
		Government Agency--0.2%
39,000,000		Federal Home Loan Mortgage Corp., 5.410%, 6/18/2007	39,000,000
		LOAN PARTICIPATION--0.3%
		Electrical Equipment--0.3%
55,500,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 5.390%, 5/21/2007	55,500,000
		NOTES - VARIABLE--41.5% [4]
		Banking--18.5%
4,945,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.400%, 8/3/2006	4,945,000
1,620,000		Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,620,000
4,915,000		AlaTrade Foods LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.500%, 8/3/2006	4,915,000
1,245,000		Alabama State IDA, (SERIES 1994) Miltope Project, (Regions Bank, Alabama LOC), 5.470%, 8/3/2006	1,245,000
3,800,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.450%, 8/3/2006	3,800,000
1,075,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham, AL LOC), 5.500%, 8/3/2006	1,075,000
2,050,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 5.470%, 8/3/2006	2,050,000
33,640,000		American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	33,640,000
7,150,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 5.430%, 8/3/2006	7,150,000
12,000,000		Association of American Medical Colleges, (GTD by JPMorgan Chase Bank, N.A., INS AMBAC Financial Group, Inc.), 5.490%, 8/2/2006	12,000,000
4,125,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 5.400%, 8/3/2006	4,125,000
7,640,000		B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	7,640,000
230,000,000	[1,2]	BNP Paribas SA, 5.144% - 5.364%, 8/21/2006 - 8/28/2006	230,000,000
5,635,000		Baldwin County Sewer Service LLC, Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	5,635,000
602,000,000		Bank of America N.A., 5.373%, 8/1/2006	601,992,144
63,000,000	[1,2]	Bank of Ireland, 5.350%, 8/21/2006	63,000,000
73,000,000	[1,2]	Bank of New York Co., Inc., 5.458%, 8/28/2006	73,000,000
225,000,000		Barclays Bank PLC, 5.289% - 5.343%, 8/7/2006 - 8/28/2006	224,972,557
16,275,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.450%, 8/3/2006	16,275,000
6,995,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 5.498%, 8/2/2006	6,995,000
3,260,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 5.498%, 8/2/2006	3,260,000
4,910,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.400%, 8/4/2006	4,910,000
1,205,000		Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,205,000
5,970,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 8/3/2006	5,970,000
13,001,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	13,001,000
3,107,000		Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	3,107,000
17,658,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	17,658,000
1,414,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	1,414,000
1,089,000		Capital One Funding Corp., Series 1994-D, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	1,089,000
2,882,000		Capital One Funding Corp., Series 1995-B, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	2,882,000
1,297,000		Capital One Funding Corp., Series 1995-F, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	1,297,000
3,112,000		Capital One Funding Corp., Series 1996-H, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	3,112,000
7,294,000		Capital One Funding Corp., Series 2001-B, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	7,294,000
10,575,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 5.500%, 8/4/2006	10,575,000
6,350,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	6,350,000
3,760,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 5.650%, 8/3/2006	3,760,000
3,805,000		Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A. LOC), 5.450%, 8/3/2006	3,805,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$795,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	$795,000
1,420,000		Columbia County, GA Development Authority, Series 1993, (SunTrust Banks, Inc. LOC), 5.370%, 8/2/2006	1,420,000
10,800,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 5.450%, 8/3/2006	10,800,000
8,580,000		Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 5.550%, 8/4/2006	8,580,000
33,810,000		Cook County, IL, Series 2002 A, 5.420%, 8/2/2006	33,810,000
5,765,000		Crane Plastics Siding LLC, Series 2000, (JPMorgan Chase Bank, N.A. LOC), 5.400%, 8/3/2006	5,765,000
146,500,000		Credit Suisse, Zurich, 5.280% - 5.486%, 9/12/2006 - 10/24/2006	146,500,619
12,600,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 5.470%, 8/3/2006	12,600,000
15,000,000		Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura Bank LOC), 5.350%, 8/3/2006	15,000,000
2,570,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.400%, 8/2/2006	2,570,000
6,110,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	6,110,000
3,200,000		Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,200,000
43,000,000		First Tennessee Bank, N.A., 5.210%, 8/25/2006	43,000,099
1,000,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 5.450%, 8/3/2006	1,000,000
13,405,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 5.400%, 8/3/2006	13,405,000
2,930,000		Gesmundo & Associates, Inc., Series A, (National City Bank of the Midwest LOC), 5.350%, 8/3/2006	2,930,000
36,800,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank, N.A. LOC), 5.420%, 8/2/2006	36,800,000
13,850,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 5.370%, 8/2/2006	13,850,000
36,000,000		Greenwich Capital Holdings, Inc., (GTD by Greenwich Capital Holdings, Inc.), 5.305%, 8/9/2006	36,000,000
5,615,000		H & P Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	5,615,000
8,860,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 5.350%, 8/3/2006	8,860,000
399,000,000	[1,2]	HBOS Treasury Services PLC, 5.259% - 5.315%, 8/9/2006 - 8/21/2006	399,001,584
369,700,000		HBOS Treasury Services PLC, 5.396% - 5.530%, 8/1/2006 - 9/25/2006	369,702,523
5,550,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	5,550,000
8,210,000		Healthcare Network Properties LLC, (Series A), (National City Bank of the Midwest LOC), 5.350%, 8/3/2006	8,210,000
10,350,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	10,350,000
3,235,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham, AL LOC), 5.520%, 8/3/2006	3,235,000
85,000,000		J.P. Morgan Chase & Co., 5.316%, 8/2/2006	85,000,000
3,725,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 5.590%,8/2/2006	3,725,000
15,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (INS MBIA Insurance Corp.), 5.450%, 8/3/2006	15,000,000
3,130,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.450%, 8/2/2006	3,130,000
1,800,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.450%, 8/2/2006	1,800,000
4,740,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/4/2006	4,740,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTs Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	5,165,000
11,250,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 5.450%, 8/3/2006	11,250,000
4,785,000		M & C Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	4,785,000
460,000		Madison, WI Community Development Authority, Series 1997-B Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 5.600%, 8/3/2006	460,000
12,045,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999B, (Wachovia Bank N.A. LOC), 5.480%, 8/1/2006	12,045,000
17,440,000		Massachusetts State Development Finance Agency, (JPMorgan Chase Bank, N.A. LOC), 5.370%, 8/2/2006	17,440,000
4,610,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.450%, 8/4/2006	4,610,000
75,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.305% - 5.329%, 8/10/2006 - 8/15/2006	74,995,400
1,841,000		Midwest Funding Corp., Series 1992-B, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	1,841,000
8,710,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 5.470%, 8/3/2006	8,710,000
4,200,000		Mississippi Business Finance Corp., Howard Industries, Inc. Series 1997, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 8/3/2006	4,200,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 5.400%, 8/3/2006	10,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$17,000,000		Mississippi Business Finance Corp., Series 1994 Georgia Gulf, (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	$17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan Chase Bank, N.A. LOC), 5.400%, 8/2/2006	10,790,000
110,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.307%, 8/7/2006	110,000,000
5,975,000		North American Gulf Terminals, Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.390%, 8/3/2006	5,975,000
11,920,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 5.350%, 8/3/2006	11,920,000
81,800,000		Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 5.450%, 8/2/2006	81,800,000
10,150,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 5.400%, 8/3/2006	10,150,000
5,000,000		Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	5,000,000
11,000,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	11,000,000
4,385,000		Parkview Professional Center, Series 2005, (Comerica Bank LOC), 5.480%, 8/3/2006	4,385,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A., Minnesota LOC), 5.450%, 8/2/2006	6,650,000
14,500,000		Pitney Roads Partners LLC, Series 2003 - A, (Bank of America N.A. LOC), 5.380%, 8/3/2006	14,500,000
1,185,000		Quality Synthetic Rubber Co., Series 2000, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	1,185,000
5,850,000		Reiser Group Sonic Management Co., Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	5,850,000
9,255,000		Rollins College, Series 1998, (SunTrust Bank LOC), 5.370%, 8/2/2006	9,255,000
108,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.316%, 8/1/2006	108,000,000
60,000,000		Royal Bank of Canada, Montreal, 5.520%, 10/12/2006	60,010,241
19,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 5.400%, 8/3/2006	19,000,000
3,590,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 5.420%, 8/2/2006	3,590,000
2,771,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	2,771,000
14,390,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	14,390,000
50,000,000	[1,2]	Societe Generale, Paris, 5.316%, 8/2/2006	50,000,000
11,375,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 5.400%, 8/3/2006	11,375,000
55,225,000		Spitzer Group, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	55,225,000
3,180,000		Springfield Ltd. Partnership, (UBS AG LOC), 5.350%, 8/3/2006	3,180,000
1,165,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 5.640%, 8/3/2006	1,165,000
1,950,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 5.540%, 8/3/2006	1,950,000
13,280,000		Suffolk County, NY IDA, (Bank of America N.A. LOC), 5.420%, 8/2/2006	13,280,000
6,050,000		Trinity Baptist Church, Series 2002-A, (Regions Bank, Alabama LOC), 5.400%, 8/3/2006	6,050,000
75,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (GTD by Wachovia Corp.), 5.424% - 5.490%, 9/21/2006 - 9/28/2006	75,000,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	9,300,000
1,200,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	1,200,000
2,512,000		Vista Funding Corp., Series 1995-D, (Fifth Third Bank, Cincinnati LOC), 5.390%, 8/3/2006	2,512,000
1,245,000		Vista Funding Corp., Series 1998-B, (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	1,245,000
195,250,000		Wells Fargo & Co., 5.396%, 8/2/2006	195,250,066
10,575,000		Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 5.500%, 8/3/2006	10,575,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 5.340%, 9/11/2006	25,000,000
10,195,000		Whetstone Care Center LLC, Series 1998, (Fifth Third Bank, Cincinnati LOC), 5.500%, 8/3/2006	10,195,000
4,780,000		William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	4,780,000
34,345,000		World Wildlife Fund, Inc., Series 2000 B, (INS by AMBAC Financial Group, Inc.), 5.490%, 8/3/2006	34,345,000
		TOTAL	3,895,168,233
		Brokerage--7.8%
117,000,000		Goldman Sachs Group, Inc., 5.307% - 5.386%, 8/1/2006 - 8/7/2006	117,000,000
50,000,000	[1,2]	Goldman Sachs Group, Inc., 5.389%, 8/15/2006	50,001,885
110,000,000		Goldman Sachs Group, Inc., Promissory Note, 5.375%, 8/8/2006	110,000,000
374,000,000		Merrill Lynch & Co., Inc., 5.349% - 5.394%, 8/4/2006 - 8/24/2006	374,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Brokerage--continued
$240,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.599%, 8/11/2006	$240,000,334
752,300,000		Morgan Stanley, 5.363% - 5.468%, 8/1/2006 - 8/28/2006	752,302,345
		TOTAL	1,643,304,564
		Electrical Equipment--0.3%
2,600,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 5.310%, 8/3/2006	2,600,000
58,656,672		Northwest Airlines, Inc., (GTD by General Electric Co.), 5.330%, 8/7/2006	58,656,672
		TOTAL	61,256,672
		Finance - Commercial--2.3%
50,000,000	[1,2]	Fairway Finance Co. LLC, 5.328%, 8/21/2006	49,999,745
436,100,000	[1,2]	General Electric Capital Corp., 5.469% - 5.470%, 8/9/2006 - 8/17/2006	436,100,000
		TOTAL	486,099,745
		Finance - Retail--4.0%
14,000,000		American Express Credit Corp., 5.459%, 8/15/2006	14,006,142
368,500,000	[1,2]	Compass Securitization LLC, 5.300% - 5.324%, 8/7/2006 - 10/12/2006	368,472,518
286,500,000	[1,2]	Paradigm Funding LLC, 5.297% - 5.345%, 8/7/2006 - 8/25/2006	286,500,000
180,000,000	[1,2]	SLM Corp., 5.356%, 8/14/2006	180,000,000
		TOTAL	848,978,660
		Finance - Securities--2.9%
122,500,000	[1,2]	Beta Finance, Inc., 5.189% - 5.379%, 8/15/2006 - 8/22/2006	122,522,655
23,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.325%, 8/10/2006	23,000,793
474,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.309% - 5.355%, 8/1/2006 - 8/24/2006	473,994,899
		TOTAL	619,518,347
		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (FNMA LOC), 5.320%, 8/3/2006	7,945,000
46,455,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 5.320%, 8/3/2006	46,455,000
5,350,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (FHLB of Indianapolis LOC), 5.340%, 8/3/2006	5,350,000
		TOTAL	59,750,000
		Insurance--3.8%
20,000,000		Albuquerque, NM, Series 2000 A, (INS MBIA Insurance Corp.), 5.320%, 8/2/2006	20,000,000
54,000,000		Genworth Life Insurance Co., 5.321%, 9/1/2006	54,000,000
50,000,000		Hartford Life Insurance Co., 5.319% - 5.401%, 8/1/2006 - 9/1/2006	50,000,000
100,000,000	[1,2]	MBIA Global Funding LLC, 5.317%, 8/14/2006	100,000,000
66,000,000		MetLife Insurance Co. of Connecticut, 5.279% - 5.590%, 8/21/2006 - 9/28/2006	66,000,000
105,000,000		Metropolitan Life Insurance Co., 5.270% - 5.648%, 8/1/2006 - 10/2/2006	105,000,000
152,000,000		Monumental Life Insurance Co., 5.367% - 5.609%, 7/31/2006 - 10/2/2006	152,000,000
90,000,000		New York Life Insurance Co., 4.920% - 5.290%, 8/30/2006 - 9/1/2006	90,000,000
30,000,000		Protective Life Secured Trust 2004-B, 5.580%, 10/13/2006	30,018,718
125,000,000		Transamerica Occidental Life Insurance Co., 5.620%, 10/2/2006	125,000,000
		TOTAL	792,018,718
		Municipal--1.0%
205,500,000		Florida Hurricane Catastrophe Fund Finance Corp., 5.377%, 8/15/2006	205,500,000
		Pharmaceuticals & Health Care--0.6%
128,000,000	[1,2]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 5.316%, 8/1/2006	128,000,000
		TOTAL NOTES - VARIABLE	8,739,594,939
Principal Amount or Shares			Value
		TIME DEPOSITS--8.0%
		Banking--8.0%
$400,000,000		Bank of Montreal, 5.300%, 8/1/2006	$400,000,000
190,000,000		Chase Bank USA, N.A., 5.313%, 8/1/2006	190,000,000
140,000,000		Deutsche Bank AG, 5.313%, 8/1/2006	140,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 5.213%, 8/1/2006	250,000,000
200,000,000		Societe Generale, Paris, 5.293%, 8/1/2006	200,000,000
500,000,000		SunTrust Bank, 5.300%, 8/1/2006	500,000,000
		TOTAL TIME DEPOSITS	1,680,000,000
		MUTUAL FUNDS--0.6%
		Asset Management--0.6%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	65,000,000
50,000,000		Columbia Money Market Reserves	50,000,000
20,059,291		DWS Money Market Trust	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
		REPURCHASE AGREEMENTS--2.9%
$228,302,000		Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.	228,302,000
150,000,000		Interest in $300,000,000 joint repurchase agreement 5.27%, dated 7/31/2006 under which Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 6/30/2023 for $300,043,917 on 8/1/2006. The market value of the underlying securities at the end of the period was $306,045,400.	150,000,000
30,000,000		Interest in $238,000,000 joint repurchase agreement 5.10%, dated 7/31/2006 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/31/2006 for $238,033,717 on 8/1/2006. The market value of the underlying securities at the end of the period was $242,764,447.	30,000,000
150,000,000		Interest in $850,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2011 for $850,123,958 on 8/1/2006. The market value of the underlying security at the end of the period was $868,259,653.	150,000,000
55,000,000		Interest in $100,000,000 joint repurchase agreement 5.20%, dated 7/31/2006 under which UBS Securities LLC will repurchase a U.S. Government Agency Security and Refunding Bonds with various maturities to 4/1/2036 for $100,014,444 on 8/1/2006. The market value of the underlying securities at the end of the period was $102,000,893.	55,000,000
		TOTAL REPURCHASE AGREEMENTS	613,302,000
		TOTAL INVESTMENTS--101.0% (AT AMORTIZED COST) [5]	21,281,556,276
		OTHER ASSETS AND LIABILITIES - NET--(1.0)%	(211,105,080)
		TOTAL NET ASSETS--100%	$21,070,451,196
1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $6,758,204,217, which represented 32.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $6,758,204,217, which represented 32.1% of total net assets.

3 Discount rate at the time of purchase.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	97.7%
U.S. Treasury Securities	2.6%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	96.1%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	3.4%
181 Days or more	0.8%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		U.S. TREASURY--2.6%
		U.S. Treasury Notes--2.6%
$86,500,000		United States Treasury Notes, 2.500%, 10/31/2006	$86,144,653
167,000,000		United States Treasury Notes, 2.875%, 11/30/2006	166,126,823
104,750,000		United States Treasury Notes, 3.125%, 1/31/2007	104,004,038
		TOTAL U.S. TREASURY	356,275,514
		REPURCHASE AGREEMENTS--97.7%
350,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which Abbey National Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $350,051,042 on 8/1/2006. The market value of the underlying securities at the end of the period was 357,000,148.	350,000,000
1,711,246,000		Interest in $2,323,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $2,323,338,771 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,369,460,967.	1,711,246,000
1,000,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which Barclays Capital, Inc. will repurchase U.S. Treasury securities with various maturities to 7/31/2011 for $1,000,145,833 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,675.	1,000,000,000
1,167,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.26%, dated 7/31/2006 under which Bear Stearns & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2016 for $1,500,219,167 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,557,996,728.	1,167,000,000
100,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which CIBC World Markets Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2023 for $100,014,583 on 8/1/2006. The market value of the underlying securities at the end of the period was $102,105,371.	100,000,000
1,000,000,000		Repurchase agreement 5.24%, dated 7/31/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $1,000,145,556 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,020,002,584.	1,000,000,000
95,000,000		Interest in $100,000,000 joint repurchase agreement 5.15%, dated 7/31/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2021 for $100,014,306 on 8/1/2006. The market value of the underlying securities at the end of the period was $102,000,718.	95,000,000
1,000,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2023 for $1,000,145,833 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,065.	1,000,000,000
1,850,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $1,850,269,792 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,887,000,309.	1,850,000,000
1,000,000,000		Repurchase agreement 5.25%, dated 7/31/2006 under which HSBC Securities (USA), Inc. will repurchase U.S. Treasury securities with various maturities to 7/31/2008 for $1,000,145,833 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,020,001,854.	1,000,000,000
1,017,000,000		Interest in $1,350,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which J.P. Morgan Securities Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,350,196,875 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,377,001,350.	1,017,000,000
1,200,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 7/15/2013 for $2,000,291,667 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,045,228,487.	1,200,000,000
267,000,000		Interest in $850,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2011 for $850,123,958 on 8/1/2006. The market value of the underlying security at the end of the period was $868,259,653.	267,000,000
95,000,000		Interest in $100,000,000 joint repurchase agreement 5.15%, dated 7/31/2006 under which UBS Securities LLC will repurchase a U.S. Treasury security maturing on 12/15/2010 for $100,014,306 on 8/1/2006. The market value of the underlying security at the end of the period was $102,001,058.	95,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$224,000,000	[1]	Interest in $244,000,000 joint repurchase agreement 5.20%, dated 6/1/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2015 for $250,344,000 on 11/29/2006. The market value of the underlying securities at the end of the period was $251,133,204.	$224,000,000
1,565,000,000		Interest in $1,850,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2021 for $1,850,269,792 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,887,004,311.	1,565,000,000
		TOTAL REPURCHASE AGREEMENTS	13,641,246,000
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [2]	13,997,521,514
		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(36,782,254)
		TOTAL NET ASSETS--100%	$13,960,739,260

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

Statements of Assets And Liabilities

July 31, 2006

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$8,190,598,000	$613,302,000	$13,641,246,000
Investments in securities	2,398,520,252	20,668,254,276	356,275,514
Total investments in securities, at amortized cost and value	$10,589,118,252	$21,281,556,276	$13,997,521,514
Cash	1,152,064	--	242,422
Income receivable	29,296,807	91,284,630	5,266,493
Receivable for shares sold	434,539	4,244,361	217,838
TOTAL ASSETS	10,620,001,662	21,377,085,267	14,003,248,267
Liabilities:
Payable for investments purchased	$3,640,000	$250,000,000	$--
Payable for shares redeemed	1,855,386	1,794,999	1,785,394
Payable to bank	--	1,071,520	--
Payable for account administration fee	23,878	5,592	118,125
Payable for distribution services fee (Note 5)	24,536	18,578	170,074
Payable for shareholder services fee (Note 5)	744,613	1,236,856	1,337,834
Income distribution payable	18,611,370	52,052,978	38,686,356
Accrued expenses	315,461	453,548	411,224
TOTAL LIABILITIES	25,215,244	306,634,071	42,509,007
TOTAL NET ASSETS	$10,594,786,418	$21,070,451,196	$13,960,739,260
Net Assets Consist of:
Paid-in capital	$10,594,680,018	$21,070,483,315	$13,960,798,380
Undistributed (distributions in excess of) net investment income	106,400	(32,119)	(59,120)
TOTAL NET ASSETS	$10,594,786,418	$21,070,451,196	$13,960,739,260
Net Assets:
Institutional Shares	$6,619,951,532	$15,151,070,495	$6,419,380,349
Institutional Service Shares	3,493,161,012	5,827,991,920	5,712,345,718
Institutional Capital Shares	377,413,712	--	1,037,466,444
Trust Shares	104,260,162	91,388,781	791,546,749
TOTAL NET ASSETS	$10,594,786,418	$21,070,451,196	$13,960,739,260
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	$6,619,627,926	$15,150,737,987	$6,419,232,189
Institutional Service Shares	3,493,377,141	5,828,357,684	5,712,590,837
Institutional Capital Shares	377,428,905	--	1,037,325,793
Trust Shares	104,246,054	91,387,156	791,649,561
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2006

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$425,161,282	$962,143,991	$566,111,764
Expenses:
Investment adviser fee (Note 5)	19,209,033	43,223,840	26,078,224
Administrative personnel and services fee (Note 5)	7,647,497	17,208,606	10,382,153
Account administration fee--Institutional Service Shares	25,154	42,355	55,780
Account administration fee--Trust Shares	189,455	112,749	1,625,445
Custodian fees	396,154	945,118	523,265
Transfer and dividend disbursing agent fees and expenses	315,523	288,861	158,065
Directors'/Trustees' fees	62,670	156,835	101,670
Auditing fees	16,737	16,735	16,736
Legal fees	10,597	15,843	11,496
Portfolio accounting fees	200,336	188,342	200,344
Distribution services fee--Trust Shares (Note 5)	189,455	113,101	1,628,506
Shareholder services fee--Institutional Shares (Note 5)	11,368,980	30,505,395	11,459,465
Shareholder services fee--Institutional Service Shares (Note 5)	7,668,093	13,485,527	13,400,562
Shareholder services fee--Institutional Capital Shares (Note 5)	740,865	--	1,614,992
Share registration costs	192,918	185,177	247,005
Printing and postage	37,394	49,673	19,883
Insurance premiums	58,809	120,310	77,674
Miscellaneous	49,528	85,055	54,725
TOTAL EXPENSES	48,379,198	106,743,522	67,655,990
Waivers (Note 5):
Waiver of investment adviser fee	(8,189,143)	(17,467,455)	(10,708,341)
Waiver of administrative personnel and services fee	(328,855)	(740,323)	(446,349)
Waiver of shareholder services fee--Institutional Shares	(11,368,980)	(30,505,395)	(11,459,465)
Waiver of shareholder services fee--Institutional Capital Shares	(384,687)	--	(835,249)
TOTAL WAIVERS	(20,271,665)	(48,713,173)	(23,449,404)
Net expenses	28,107,533	58,030,349	44,206,586
Net investment income	$397,053,749	$904,113,642	$521,905,178
Net realized gain on investments	--	19,446	--
Change in net assets resulting from operations	$397,053,749	$904,133,088	$521,905,178

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Prime Obligations Fund
Year Ended July 31	2006	2005	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$397,053,749	$172,438,416	$904,113,642	$403,067,223
Net realized gain on investments	--	--	19,446	6,988
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	397,053,749	172,438,416	904,133,088	403,074,211
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(256,450,437)	(114,471,130)	(684,227,011)	(310,331,174)
Institutional Service Shares	(122,791,609)	(55,404,715)	(218,509,885)	(91,678,641)
Institutional Capital Shares	(14,901,586)	(1,950,254)	--	--
Trust Shares	(2,835,807)	(624,264)	(1,780,728)	(559,108)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(396,979,439)	(172,450,363)	(904,517,624)	(402,568,923)
Share Transactions:
Proceeds from sale of shares	121,622,215,277	87,120,054,501	239,640,314,040	195,969,796,916
Net asset value of shares issued to shareholders in payment of distributions declared	214,926,107	89,911,597	372,405,232	158,142,824
Cost of shares redeemed	(120,077,728,527)	(86,572,564,132)	(240,296,751,011)	(196,153,055,301)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,759,412,857	637,401,966	(284,031,739)	(25,115,561)
Change in net assets	1,759,487,167	637,390,019	(284,416,275)	(24,610,273)
Net Assets:
Beginning of period	8,835,299,251	8,197,909,232	21,354,867,471	21,379,477,744
End of period	$10,594,786,418	$8,835,299,251	$21,070,451,196	$21,354,867,471
Undistributed (distributions in excess of) net investment income	$106,400	$32,090	$(32,119)	$371,863

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets - continued

	Treasury Obligations Fund
Year Ended July 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$521,905,178	$242,236,047
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(257,475,405)	(128,528,475)
Institutional Service Shares	(208,686,308)	(92,576,050)
Institutional Capital Shares	(31,673,738)	(13,288,865)
Trust Shares	(24,128,847)	(7,840,255)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(521,964,298)	(242,233,645)
Share Transactions:
Proceeds from sale of shares	73,461,176,690	62,185,884,386
Net asset value of shares issued to shareholders in payment of distributions declared	165,943,475	78,502,143
Cost of shares redeemed	(71,716,471,589)	(62,117,771,017)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,910,648,576	146,615,512
Change in net assets	1,910,589,456	146,617,914
Net Assets:
Beginning of period	12,050,149,804	11,903,531,890
End of period	$13,960,739,260	$12,050,149,804
Distributions in excess of net investment income	$(59,120)	$--

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2006

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. All shares of each Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and Institutional Capital Shares are presented separately.

Effective January 18, 2005, Government Obligations Fund began offering Institutional Capital Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control," as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Funds' Board of Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	102,883,407,350	$102,883,407,350	68,840,529,646	$68,840,529,646
Shares issued to shareholders in payment of distributions declared	137,243,183	137,243,183	59,531,634	59,531,634
Shares redeemed	(102,122,900,107)	(102,122,900,107)	(68,312,442,051)	(68,312,442,051)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	897,750,426	$897,750,426	587,619,229	$587,619,229

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	17,728,529,559	$17,728,529,559	17,692,054,657	$17,692,054,657
Shares issued to shareholders in payment of distributions declared	62,429,858	62,429,858	28,370,500	28,370,492
Shares redeemed	(17,057,295,017)	(17,057,295,017)	(17,997,158,534)	(17,997,158,534)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	733,664,400	$733,664,400	(276,733,377)	$(276,733,385)
	Government Obligations Fund--continued
Year Ended July 31	2006		2005 [1]
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	571,379,890	$571,379,890	397,007,718	$397,007,718
Shares issued to shareholders in payment of distributions declared	14,800,977	14,800,977	1,953,531	1,953,531
Shares redeemed	(507,373,473)	(507,373,473)	(100,339,738)	(100,339,738)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	78,807,394	$78,807,394	298,621,511	$298,621,511

Year Ended July 31	2006		2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	438,898,478	$438,898,478	190,462,480	$190,462,480
Shares issued to shareholders in payment of distributions declared	452,089	452,089	55,940	55,940
Shares redeemed	(390,159,930)	(390,159,930)	(162,623,809)	(162,623,809)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	49,190,637	49,190,637	27,894,611	27,894,611
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,759,412,857	$1,759,412,857	637,401,974	$637,401,966

	Prime Obligations Fund
Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	195,830,365,206	$195,830,365,206	152,484,780,713	$152,484,780,713
Shares issued to shareholders in payment of distributions declared	302,881,875	302,881,875	129,187,873	129,187,873
Shares redeemed	(196,582,948,973)	(196,582,948,973)	(153,533,043,698)	(153,533,043,698)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(449,701,892)	$(449,701,892)	(919,075,112)	$(919,075,112)

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	43,532,917,577	$43,532,917,577	43,291,731,228	$43,291,731,228
Shares issued to shareholders in payment of distributions declared	68,834,830	68,834,830	28,658,863	28,658,806
Shares redeemed	(43,501,036,269)	(43,501,036,269)	(42,417,391,466)	(42,417,391,466)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	100,716,138	$100,716,138	902,998,625	$902,998,568

Year Ended July 31	2006		2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	277,031,257	$277,031,257	193,284,975	$193,284,975
Shares issued to shareholders in payment of distributions declared	688,527	688,527	296,145	296,145
Shares redeemed	(212,765,769)	(212,765,769)	(202,620,137)	(202,620,137)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	64,954,015	$64,954,015	(9,039,017)	$(9,039,017)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(284,031,739)	$(284,031,739)	(25,115,504)	$(25,115,561)

	Treasury Obligations Fund
Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	44,165,575,744	$44,165,575,744	33,844,927,635	$33,844,927,635
Shares issued to shareholders in payment of distributions declared	122,359,876	122,359,876	59,642,933	59,642,933
Shares redeemed	(43,601,649,250)	(43,601,649,250)	(33,729,830,302)	(33,729,830,302)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	686,286,370	$686,286,370	174,740,266	$174,740,266

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	22,364,859,502	$22,364,859,502	20,751,297,064	$20,751,297,064
Shares issued to shareholders in payment of distributions declared	38,022,724	38,022,724	16,731,340	16,731,340
Shares redeemed	(21,936,217,537)	(21,936,217,537)	(20,487,277,725)	(20,487,277,725)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	466,664,689	$466,664,689	280,750,679	$280,750,679

Year Ended July 31	2006		2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,366,080,952	$5,366,080,952	5,303,145,483	$5,303,145,483
Shares issued to shareholders in payment of distributions declared	3,868,188	3,868,188	1,116,708	1,116,708
Shares redeemed	(4,955,300,921)	(4,955,300,921)	(5,553,358,330)	(5,553,358,330)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	414,648,219	$414,648,219	(249,096,139)	$(249,096,139)

Year Ended July 31	2006		2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,564,660,492	$1,564,660,492	2,286,514,204	$2,286,514,204
Shares issued to shareholders in payment of distributions declared	1,692,687	1,692,687	1,011,162	1,011,162
Shares redeemed	(1,223,303,881)	(1,223,303,881)	(2,347,304,660)	(2,347,304,660)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	343,049,298	$343,049,298	(59,779,294)	$(59,779,294)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,910,648,576	$1,910,648,576	146,615,512	$146,615,512

1 For period from January 18, 2005 (start of performance) to July 31, 2005.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended July 31, 2006 and 2005 was as follows:

	2006	2005
	Ordinary Income [1]	Ordinary Income [1]
Government Obligations Fund	$396,979,439	$172,450,363
Prime Obligations Fund	$904,517,624	$402,568,923
Treasury Obligations Fund	$521,964,298	$242,233,645

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Dividend Payable	Capital Loss Carryforward
Government Obligations Fund	$ 18,717,770	$(18,611,370)	$--
Prime Obligations Fund	$52,020,859	$ (52,052,978)	$--
Treasury Obligations Fund	$ 38,627,236	$(38,686,356)	$--

Prime Obligations Fund used capital loss carryforwards of $19,446 to offset taxable capital gains realized during the year ended July 31, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to the percentage of each Funds' average daily net assets as follows:

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Prime Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

The Adviser may voluntarily choose to waive and /or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

For the year ended July 31, 2006, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$ 8,189,143
Prime Obligations Fund	$ 17,467,455
Treasury Obligations Fund	$10,708,341

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of each Fund.

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Trust Shares to finance activities intended to result in the sale of the Trust shares. The Plan provides that the Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

For the year ended July 31, 2006, FSC retained $225 of fees paid by the Prime Obligations Fund and $9,487 of fees paid by the Treasury Obligations Fund, and did not receive any fees paid by Government Obligations Fund.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to FSSC, for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time.

For the year ended July 31, 2006, FSSC voluntarily waived the following fees:

Fund	Shareholder Services Fee Waiver
Government Obligations Fund	$11,753,667
Prime Obligations Fund	$30,505,395
Treasury Obligations Fund	$12,294,714

For the year ended July 31, 2006, FSSC received the following fees paid by the Funds:

Fund	Shareholder Services Fees Received
Government Obligations Fund	$15,466
Prime Obligations Fund	$32,334
Treasury Obligations Fund	$ 27,914

For the year ended July 31, 2006, Institutional Capital Shares for Prime Obligations Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

A substantial part of Prime Obligations Fund's portfolio may be comprised of obligations of banks. As a result, Prime Obligations Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)

On August 18, 2006, the Funds' Trustees , upon the recommendation of the Audit Committee and completion of the audit for July 31, 2006, appointed KPMG LLP (KPMG) as the Funds' independent registered public accounting firm for the fiscal year ended July 31, 2007. The Funds' previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The reports issued by D&T on the Funds' financial statements for the fiscal years ended 2005, and 2006, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended 2005, and 2006: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Funds have appointed KPMG as the independent registered public accounting firm to audit the Funds' financial statements for the fiscal year ending July 31, 2007. During the Funds' fiscal years ended July 31, 2005, and July 31, 2006, and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Funds nor anyone on their behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2006, 100% of dividends paid by the Prime Obligations Fund and Treasury Obligations Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS FUND, PRIME OBLIGATIONS FUND AND TREASURY OBLIGATIONS FUND OF THE TRUST SHARES:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund (collectively the "Funds") (portfolios of Money Market Obligations Trust) as of July 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods then ended. These financial statements and financial highlights of the Trust Shares are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, other auditing procedures were performed. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2006, the results of their operations for the year then ended, the changes in their net assets, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 22, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated) Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.
Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions : Vice President, Finance of Federated Services Company; Controller of Federated Investors, Inc.; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham has been Prime Obligations Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill has been Government Obligations Fund's and Treasury Obligations Fund's Portfolio Manager since July 1993. Ms. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies, if any, relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Funds to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of a Fund, or by selecting the name of a Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N153
Cusip 60934N146
Cusip 60934N120

28717 (9/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Reserves Fund
Federated Government Reserves Fund
Federated Municipal Trust

Portfolios of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Federated Capital Reserves Fund

(For a Share Outstanding Throughout Each Period)

	Year Ended 7/31/2006	Period Ended 7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.035	0.009
Less Distributions:
Distributions from net investment income	(0.035)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00
Total Return [2]	3.51%	0.90%

Ratios to Average Net Assets:
Net expenses	1.00%	1.00	% [3]
Net investment income	3.47%	2.26	% [3]
Expense waiver/reimbursement [4]	0.33%	0.35	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,165,254	$7,429,461

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Federated Government Reserves Fund

(For a Share Outstanding Throughout Each Period)

	Year Ended 7/31/2006	Period Ended 7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.034	0.009
Less Distributions:
Distributions from net investment income	(0.034)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00
Total Return [2]	3.46%	0.87%

Ratios to Average Net Assets:
Net expenses	1.00%	1.00	% [3]
Net investment income	3.43%	2.23	% [3]
Expense waiver/reimbursement [4]	0.30%	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,623,531	$6,250,822

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Federated Municipal Trust

(For a Share Outstanding Throughout Each Period)

	Year Ended 7/31/2006	Period Ended 7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.007
Less Distributions:
Distributions from net investment income	(0.022)	(0.007)
Net Asset Value, End of Period	$1.00	$1.00
Total Return [2]	2.20%	0.67%

Ratios to Average Net Assets:
Net expenses	1.00%	1.00	% [3]
Net investment income	2.17%	1.63	% [3]
Expense waiver/reimbursement [4]	0.39%	0.51	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$403,322	$442,515

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in a Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period [1]
Actual:
Federated Capital Reserves Fund	$1,000	$1,019.60	$5.01
Federated Government Reserves Fund	$1,000	$1,019.40	$5.01
Federated Municipal Trust	$1,000	$1,012.40	$4.99
Hypothetical (assuming a 5% return before expenses):
Federated Capital Reserves Fund	$1,000	$1,019.84	$5.01
Federated Government Reserves Fund	$1,000	$1,019.84	$5.01
Federated Municipal Trust	$1,000	$1,019.84	$5.01

1 Expenses are equal to each Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The annualized net expense ratios are as follows:

Federated Capital Reserves Fund	1.00%
Federated Government Reserves Fund	1.00%
Federated Municipal Trust	1.00%

Federated Capital Reserves Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	50.4%
Variable Rate Instruments	35.2%
Bank Instruments	9.5%
Repurchase Agreements	5.5%
Other Assets and Liabilities--Net [2]	(0.6)%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	44.4	% [4]
8-30 Days	34.5%
31-90 Days	15.4%
91-180 Days	1.7%
181 Days or more	4.6%
Other Assets and Liabilities--Net [2]	(0.6)%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 31.7% of the Fund's portfolio.

Federated Capital Reserves Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.8%
		Finance - Automotive--0.5%
$11,855,656		CarMax Auto Owner Trust 2006-1, Class A1, 5.180%, 5/15/2007	$11,855,656
6,213,877	[1,2]	DaimlerChrysler Auto Trust 2006-A, Class A1, 4.791%, 3/8/2007	6,213,877
374,531		Honda Auto Receivables Owner Trust 2005-6, Class A-1, 4.512%, 12/18/2006	374,531
20,767,639		HSBC Automotive Trust 2006-1, Class A1, 5.276%, 6/18/2007	20,767,639
4,233,137		World Omni Automobile Receivables Trust 2006-A, Class A1, 4.855%, 3/15/2007	4,233,137
		TOTAL	43,444,840
		Finance - Equipment--0.3%
8,777,749		CIT Equipment Collateral 2006-VT1, Class A1, 4.990%, 3/20/2007	8,777,749
14,994,633		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	14,994,633
		TOTAL	23,772,382
		TOTAL ASSET-BACKED SECURITIES	67,217,222
		BANKERS ACCEPTANCE--0.5%
		Banking--0.5%
39,000,000		Wachovia Bank N.A., 5.599%, 12/20/2006	38,167,513
		TOTAL BANKERS ACCEPTANCE	38,167,513
		CERTIFICATES OF DEPOSIT--9.0%
		Banking--9.0%
15,000,000		Barclays Bank PLC, 4.712%, 10/17/2006	15,000,077
51,000,000		Calyon, Paris, 4.712% - 5.279%, 10/26/2006 - 4/30/2007	51,001,111
50,000,000		Citizens Bank of Pennsylvania, 5.220%, 8/28/2006	50,000,000
170,000,000		Credit Suisse, Zurich, 4.737% - 5.246%, 10/27/2006 - 3/29/2007	170,000,000
106,000,000		Deutsche Bank AG, 4.352% - 4.450%, 10/4/2006 - 10/13/2006	106,000,519
55,000,000		HBOS Treasury Services PLC, 5.192% - 5.284%, 4/11/2007 - 5/15/2007	55,000,000
70,000,000		Huntington National Bank, Columbus, OH, 5.140% - 5.190%, 8/1/2006 - 8/2/2006	70,000,000
84,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.712%, 10/27/2006	84,000,980
35,000,000		Toronto Dominion Bank, 5.226% - 5.522%, 4/13/2007 - 6/18/2007	35,000,000
100,000,000		Washington Mutual Bank, 5.310%, 8/3/2006	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	736,002,687
		COLLATERALIZED LOAN AGREEMENTS--20.3%
		Banking--7.4%
180,000,000		Barclays Capital, Inc., 5.403%, 8/1/2006	180,000,000
175,000,000		BNP Paribas Securities Corp., 5.423%, 8/1/2006	175,000,000
100,000,000		Credit Suisse First Boston LLC, 5.413%, 8/1/2006	100,000,000
150,000,000		HSBC Securities (USA), Inc., 5.413%, 8/1/2006	150,000,000
		TOTAL	605,000,000
		Brokerage--12.9%
150,000,000		Bear Stearns Cos., Inc., 5.433%, 8/1/2006	150,000,000
285,000,000		Citigroup Global Markets, Inc., 5.363% - 5.413%, 8/1/2006	285,000,000
300,000,000		Goldman Sachs & Co., 5.413%, 8/1/2006	300,000,000
75,000,000		Merrill Lynch & Co., Inc., 5.443%, 8/1/2006	75,000,000
245,000,000		Morgan Stanley & Co., Inc., 5.413%, 8/1/2006	245,000,000
		TOTAL	1,055,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,660,000,000
Principal Amount			Value
		COMMERCIAL PAPER--25.2% [3]
		Aerospace/Auto-1.6%
$81,756,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.365% - 5.384%, 8/4/2006 - 8/11/2006	$81,687,664
51,300,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 5.346% - 5.367%, 8/3/2006	51,284,759
		TOTAL	132,972,423
		Banking--5.9%
100,000,000		Bank of America Corp., 5.296%, 8/8/2006	99,897,333
16,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 5.185%, 4/10/2007	15,441,792
65,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 5.041% - 5.053%, 8/4/2006 - 8/9/2006	64,952,400
35,000,000		Landesbank Baden-Wuerttemberg, 5.422%, 9/19/2006	34,745,132
100,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. Swap Agreement), 5.386%,8/21/2006	99,702,222
165,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.053% - 5.476%, 8/10/2006 - 10/11/2006	163,783,675
		TOTAL	478,522,554
		Consumer Products--0.7%
60,400,000	[1,2]	Fortune Brands, Inc., 5.272% - 5.541%, 8/8/2006 - 10/3/2006	60,229,815
		Finance - Automotive--5.4%
81,300,000		DaimlerChrysler North America Holding Corp., 5.310% - 5.477%, 8/4/2006 - 8/21/2006	81,200,177
25,000,000		DaimlerChrysler Revolving Auto Conduit LLC, A1/P1 Series, 5.228%, 9/14/2006	24,842,639
115,000,000		FCAR Auto Loan Trust, A1/P1 Series, 5.133% - 5.345%, 8/4/2006 - 9/15/2006	114,685,088
220,500,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.142% - 5.318%, 8/8/2006 - 11/13/2006	219,567,556
		TOTAL	440,295,460
		Finance - Commercial--1.8%
99,796,000		CIT Group, Inc., 5.179% - 5.442%, 10/16/2006 - 11/15/2006	98,628,520
50,000,000	[1,2]	Edison Asset Securitization LLC, 5.453%, 10/5/2006	49,514,306
		TOTAL	148,142,826
		Finance - Retail--3.5%
100,000,000	[1,2]	Compass Securitization LLC, 5.325%, 8/16/2006	99,780,000
120,000,000		Countrywide Financial Corp., 5.320% - 5.323%, 8/1/2006 - 8/7/2006	119,938,167
50,000,000	[1,2]	Paradigm Funding LLC, 5.304%, 8/7/2006	49,956,000
20,000,000	[1,2]	PREFCO-Preferred Receivables Funding Company LLC, 5.214%, 8/10/2006	19,974,150
		TOTAL	289,648,317
		Finance - Securities--4.0%
43,000,000	[1,2]	Galaxy Funding Inc., 5.107% - 5.453%, 8/4/2006 - 10/4/2006	42,616,162
99,000,000	[1,2]	Georgetown Funding Co. LLC, 5.419%, 9/19/2006	98,570,148
7,000,000	[1,2]	Grampian Funding LLC, 5.109%, 8/7/2006	6,994,120
115,000,000	[1,2]	KLIO II Funding Ltd., 5.376% - 5.397%, 8/22/2006 - 8/25/2006	114,622,596
50,000,000	[1,2]	Perry Global Funding LLC Series A, 5.459%, 10/10/2006	49,476,944
15,000,000	[1,2]	Scaldis Capital LLC, 5.301%, 9/13/2006	14,906,296
		TOTAL	327,186,266
		Food & Beverage--1.1%
10,100,000	[1,2]	General Mills, Inc., 5.350%, 8/7/2006	10,091,011
41,900,000	[1,2]	H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 5.364% - 5.442%, 8/1/2006 - 8/15/2006	41,862,795
34,000,000	[1,2]	Sara Lee Corp., 5.372%, 8/3/2006	33,989,857
		TOTAL	85,943,663
		Homebuilding--0.4%
30,600,000		Centex Corp., 5.386% - 5.389%, 8/7/2006 - 8/8/2006	30,570,376
		Machinery, Equipment, Auto--0.5%
40,000,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 5.327% - 5.334%,8/3/2006 - 8/8/2006	39,969,811
		Oil & Oil Finance--0.3%
21,100,000	[1,2]	ConocoPhillips, (GTD by ConocoPhillips Co.), 5.401%, 8/1/2006	21,100,000
		TOTAL COMMERCIAL PAPER	2,054,581,511
Principal Amount			Value
		CORPORATE BOND--0.6%
		Finance - Retail--0.6%
$50,000,000		SLM Corp., 5.529%, 9/15/2006	$50,011,704
		TOTAL CORPORATE BOND	50,011,704
		CORPORATE NOTES--2.9%
		Finance - Retail--0.5%
42,000,000		Countrywide Financial Corp., 5.380%, 9/13/2006	42,001,386
		Finance - Securities--2.4%
81,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 4.934% - 4.935%, 3/9/2007 - 3/12/2007	81,000,000
115,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.830% - 5.750%,1/26/2007 - 7/25/2007	115,000,000
		TOTAL	196,000,000
		TOTAL CORPORATE NOTES	238,001,386
		LOAN PARTICIPATION--0.6%
		Miscellaneous--0.6%
47,000,000		Cargill, Inc., 5.350% - 5.390%, 8/9/2006 - 8/21/2006	47,000,000
		TOTAL LOAN PARTICIPATION	47,000,000
		NOTES - VARIABLE--35.2% [4]
		Banking--18.5%
100,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.400%, 8/23/2006	100,000,000
40,000,000	[1,2]	Bank of Ireland, 5.350%, 8/21/2006	40,000,000
30,000,000		Barclays Bank PLC, 5.343%, 8/28/2006	29,996,886
195,000,000	[1,2]	BNP Paribas SA, 5.178% - 5.364%, 8/21/2006 - 8/28/2006	195,000,000
3,400,000		Brevard County, FL IDRB, Designer Choice Cabinetry, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	3,400,000
		Banking--continued
4,650,000		Capital Markets Access Co. LC, Series 2005 E, (Amsouth Bank N.A., Birmingham, ALLOC), 5.400%, 8/3/2006	4,650,000
100,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 5.370%, 8/24/2006	100,000,000
155,000,000		Credit Agricole S.A., 5.470%, 8/23/2006	155,000,000
55,000,000		Credit Suisse, Zurich, 5.280% - 5.470%, 9/12/2006 - 9/29/2006	55,000,000
2,350,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 5.400%, 8/3/2006	2,350,000
199,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland), 5.294% - 5.360%, 8/7/2006 - 8/30/2006	199,000,000
1,800,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 5.370%, 8/3/2006	1,800,000
1,750,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/3/2006	1,750,000
62,000,000	[1,2]	HBOS Treasury Services PLC, 5.315%, 8/9/2006	62,000,000
55,000,000		Huntington National Bank, Columbus, OH, 5.229%, 8/1/2006	55,016,979
25,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.309%, 8/11/2006	24,993,656
73,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.307%, 8/7/2006	73,000,000
3,080,000		Oceana County Freezer Storage, Inc., Series 1999, (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/3/2006	3,080,000
4,630,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.600%,8/3/2006	4,630,000
135,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.316%, 8/1/2006	135,000,000
25,000,000		Royal Bank of Canada, Montreal, 5.520%, 10/12/2006	25,004,267
50,000,000	[1,2]	Societe Generale, Paris, 5.316%, 8/2/2006	50,000,000
50,000,000		Svenska Handelsbanken, Stockholm, 5.286%, 8/3/2006	49,998,282
2,590,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 5.450%, 8/3/2006	2,590,000
35,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (GTD by Wachovia Corp.), 5.490%, 9/28/2006	35,000,000
250,000		Wells Fargo & Co., 5.396%, 8/2/2006	250,000
100,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.339%, 8/16/2006	100,000,000
3,840,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.500%, 8/3/2006	3,840,000
		TOTAL	1,512,350,070
Principal Amount			Value
		NOTES - VARIABLE--0.6%
		Brokerage--6.5%
$80,000,000		Goldman Sachs Group, Inc., 5.307% - 5.386%, 8/1/2006 - 8/7/2006	$80,000,000
5,000,000	[1,2]	Goldman Sachs Group, Inc., 5.389, 8/15/2006	5,000,000
293,000,000		Merrill Lynch & Co., Inc., 5.185% - 5.349%, 8/15/2006 - 8/29/2006	293,000,000
150,450,000		Morgan Stanley, 5.410%, 8/1/2006	150,451,599
		TOTAL	528,451,599
		Finance - Commercial--0.7%
53,500,000		General Electric Capital Corp., 5.459% - 5.526%, 9/18/2006 - 10/2/2006	53,500,578
		Finance - Retail--3.6%
97,500,000	[1,2]	Compass Securitization LLC, 5.289% - 5.324%, 8/7/2006 - 8/18/2006	97,492,713
107,000,000	[1,2]	Paradigm Funding LLC, 5.297% - 5.345%, 8/7/2006 - 8/25/2006	107,000,000
90,000,000	[1,2]	SLM Corp., 5.356%, 8/14/2006	90,000,000
		TOTAL	294,492,713
		Finance - Securities--2.5%
9,000,000	[1,2]	Beta Finance, Inc., 5.189%, 8/22/2006	9,000,647
50,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.445%, 10/25/2006	49,985,265
144,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.324% - 5.355%, 8/15/2006 - 8/24/2006	143,997,866
		TOTAL	202,983,778
		Insurance--2.4%
31,000,000		Genworth Life Insurance Co., 5.256% - 5.321%, 8/9/2006 - 9/1/2006	31,000,000
23,600,000		Hartford Life Global Funding Trust, 5.349%, 8/15/2006	23,600,000
25,000,000	[1,2]	MBIA Global Funding LLC, 5.317%, 8/14/2006	25,000,000
40,000,000		MetLife Insurance Co. of Connecticut, 5.328% - 5.590%, 9/1/2006 - 9/28/2006	40,000,000
30,000,000		New York Life Insurance Co., 5.290%, 8/30/2006	30,000,000
50,000,000		Protective Life Secured Trust 2004-B, 5.580%, 10/13/2006	50,031,196
		TOTAL	199,631,196
		Municipal-1.0%
80,000,000		Florida Hurricane Catastrophe Fund Finance Corp., 5.379%, 8/15/2006	80,000,000
		TOTAL NOTES - VARIABLE	2,871,409,934
		REPURCHASE AGREEMENTS--5.5%
154,000,000		Interest in $291,000,000 joint repurchase agreement 5.250%, dated 7/31/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 1/15/2011 for $154,022,458 on 8/1/2006. The market value of the underlying securities at the end of the period was $296,820,001.	154,000,000
300,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.290%, dated 7/31/2006 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $300,044,083 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,023,890,091.	300,000,000
		TOTAL REPURCHASE AGREEMENTS	454,000,000
		TOTAL INVESTMENTS--100.6% (AT AMORTIZED COST) [5]	8,216,391,957
		OTHER ASSETS AND LIABILITIES - NET--(0.6)%	(51,138,218)
		TOTAL NET ASSETS--100%	$8,165,253,739

1 Denotes a security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $2,794,785,288, which represented 34.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $2,794,785,288, which represented 34.2% of total net assets.

3 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
GTD	--Guaranteed
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Federated Government Reserves Fund
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	76.6%
U.S. Government Agency Securities	23.3%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	67.2%
8-30 Days	8.9%
31-90 Days	14.8%
91-180 Days	4.2%
181 Days or more	4.8%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Government Reserves Fund
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--23.3%
$35,000,000	[1]	Federal Farm Credit System Floating Rate Note, 5.216%, 8/1/2006	$34,991,472
255,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.039% - 5.340%, 8/2/2006 -10/5/2006	254,946,095
226,245,000		Federal Home Loan Bank System Notes, 2.100% - 5.500%, 8/15/2006 - 6/21/2007	225,933,631
212,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.000% - 5.005%, 8/22/2006 -4/17/2007	207,903,995
567,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.010% - 5.350%, 8/7/2006 -9/27/2006	566,845,701
198,398,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 5.500%, 8/11/2006 - 7/9/2007	197,910,778
24,367,000	[2]	Federal National Mortgage Association Discount Notes, 5.070%, 9/1/2006	24,260,618
123,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.330%, 9/28/2006	122,907,774
144,000,000		Federal National Mortgage Association Notes, 3.000% - 5.070%, 9/1/2006 - 6/22/2007	142,822,652
		TOTAL U.S. GOVERNMENT AGENCIES	1,778,522,716
		REPURCHASE AGREEMENTS--76.6%
50,000,000	[3]	Repurchase agreement 5.280%, dated 7/11/2006 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 04/25/2032 for $50,220,000 on 8/10/2006. The market value of the underlying securities at the end of the period was $51,658,620.	50,000,000
250,000,000	[3]	Repurchase agreement 5.323%, dated 7/27/2006 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 07/25/2035 for $253,548,333 on 10/31/2006. The market value of the underlying securities at the end of the period was $257,688,566.	250,000,000
1,500,000,000		Repurchase agreement 5.290%, dated 7/31/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 05/1/2036 for $1,500,220,417 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,530,000,001.	1,500,000,000
1,500,000,000		Repurchase agreement 5.290%, dated 7/31/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/6/2015 for $1,500,220,417 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,530,000,762.	1,500,000,000
137,000,000		Interest in $291,000,000 joint repurchase agreement 5.250%, dated 7/31/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 1/15/2011 for $137,019,979 on 8/1/2006. The market value of the underlying securities at the end of the period was $296,820,001.	137,000,000
1,100,000,000		Repurchase agreement 5.290%, dated 7/31/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 11/1/2038 for $1,100,161,639 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,128,571,781.	1,100,000,000
700,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.290%, dated 7/31/2006 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $700,102,861 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,023,890,091.	700,000,000
500,000,000	[3]	Repurchase agreement 5.280%, dated 7/14/2006 under which CS First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 6/15/2036 for $501,906,667 on 8/9/2006. The market value of the underlying securities at the end of the period was $510,004,099.	500,000,000
100,000,000	[3]	Repurchase agreement 5.310%, dated 6/20/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $101,062,000 on 8/31/2006. The market value of the underlying securities at the end of the period was $102,888,292.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	5,837,000,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	7,615,522,716
		OTHER ASSETS AND LIABILITIES--NET--0.1%	8,008,658
		TOTAL NET ASSETS--100%	$7,623,531,374

1 Discount rate at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

Federated Municipal Trust
Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	86.2%
Municipal Notes	11.8%
Commercial Paper	1.5%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.0%
8-30 Days	0.7%
31-90 Days	2.4%
91-180 Days	3.8%
181 Days or more	5.6%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Municipal Trust
Portfolio of Investments

July 31, 2006

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5% [1,2]
		Alabama--3.1%
$600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC), 3.750%, 8/3/2006	$600,000
100,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.800%, 8/3/2006	100,000
4,675,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Wachovia Bank N.A. LOC), 3.750%, 8/3/2006	4,675,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (Alabama Electric Co-op, Inc.)/ (Amsouth Bank N.A., Birmingham, AL LOC), 3.750%, 8/3/2006	5,000,000
1,200,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.690%, 8/2/2006	1,200,000
725,000		St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/ (National Australia Bank Ltd., Melbourne LOC), 3.760%, 8/3/2006	725,000
		TOTAL	12,300,000
		Arkansas --0.4%
500,000		Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering Corp.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.720%, 8/3/2006	500,000
1,000,000		Osceola, AR, Solid Waste Disposal Revenue Bonds (Series 2006) Weekly VRDNs (Plum Point Energy Associates LLC)/(Credit Suisse, Zurich LOC), 3.690%, 8/3/2006	1,000,000
		TOTAL	1,500,000
		California--8.6%
3,300,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 3.690%, 8/3/2006	3,300,000
3,500,000		California PCFA, (Series 2000A) Weekly VRDNs (West Valley MRF LLC)/ (Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	3,500,000
6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland, Utrecht LOC), 3.710%, 8/3/2006	6,815,000
4,000,000		California PCFA, (Series 2002) Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC), 3.710%, 8/3/2006	4,000,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 3.710%, 8/3/2006	2,940,000
3,580,000		California PCFA, (Series 2002A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 3.720%, 8/2/2006	3,580,000
435,000		California PCFA, (Series 2002A) Weekly VRDNs (SANCO Services LP)/(Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	435,000
3,600,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 3.710%, 8/3/2006	3,600,000
3,800,000		California PCFA, (Series 2003) Weekly VRDNs (George Borba & Son Dairy)/ (Wells Fargo Bank, N.A. LOC), 3.710%, 8/3/2006	3,800,000
255,000		California PCFA, (Series 2005A) Weekly VRDNs (Napa Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 3.720%,8/2/2006	255,000
2,375,000	[3,4]	California State, Veterans Bonds ROCs (Series 438CE) Weekly VRDNs (Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.720%, 8/3/2006	2,375,000
		TOTAL	34,600,000
		Delaware--0.4%
1,450,000	[3,4]	Delaware State Housing Authority, (ROCs 359) Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Citibank N.A., New York LIQ), 3.720%, 8/3/2006	1,450,000
		District of Columbia--2.1%
5,000,000	[3,4]	District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.770%, 8/3/2006	5,000,000
2,585,000	[3,4]	District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.770%, 8/3/2006	2,585,000
900,000		District of Columbia, Enterprise Zone Revenue Bonds (Series 2004) Weekly VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC), 3.740%, 8/3/2006	900,000
		TOTAL	8,485,000
		Florida--0.7%
3,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida-AMT) Series 2005-17 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.760%, 8/3/2006	3,000,000
		Georgia--7.4%
2,100,000		DeKalb County, GA Development Authority, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.690%, 8/2/2006	2,100,000
16,790,000		DeKalb County, GA MFHA, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.750%, 8/3/2006	16,790,000
7,200,000		Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank of the Midwest LOC), 3.710%, 8/3/2006	7,200,000
1,800,000		Fulton County, GA IDA, (Series 1989) Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC), 3.900%, 8/3/2006	1,800,000
2,150,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 3.690%, 8/2/2006	2,150,000
		TOTAL	30,040,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Idaho--0.8%
$3,425,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC), 3.790%, 8/3/2006	$3,425,000
		Illinois--8.0%
6,000,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1998) Weekly VRDNs (Yeomans Chicago Corp.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.780%, 8/3/2006	6,000,000
4,200,000	[3,4]	Chicago, IL O'Hare International Airport, PUTTERs (Series 1364Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.710%, 8/3/2006	4,200,000
7,245,000	[3,4]	Chicago, IL O'Hare International Airport, PUTTERs (Series 844Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.710%, 8/3/2006	7,245,000
1,420,000	[3,4]	Chicago, IL SFM MACON (Series 1999N) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.790%, 8/3/2006	1,420,000
4,250,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.740%, 8/2/2006	4,250,000
190,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.760%, 8/2/2006	190,000
5,100,000		Illinois Finance Authority, (Series 2005) Weekly VRDNs (Plano Molding Co.)/(Harris, N.A. LOC), 3.760%, 8/3/2006	5,100,000
3,690,000		Libertyville, IL Industrial Revenue, (Series 2003) Weekly VRDNs (Fabrication Technologies, Inc.)/(LaSalle Bank, N.A. LOC), 3.730%, 8/3/2006	3,690,000
		TOTAL	32,095,000
		Indiana--3.3%
377,000		Crawfordsville, IN EDA, (Series 1995: Shady Knoll III Apartments) Weekly VRDNs (Pedcor Investments-1994-XXII LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.800%, 8/3/2006	377,000
2,300,000		Indiana Port Commission, (Series 2000) Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 3.710%, 8/2/2006	2,300,000
5,680,000	[3,4]	Indiana State HFA, PUTTERs (Series 1204) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.710%, 8/3/2006	5,680,000
3,120,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, MACON (Series 2005P) Weekly VRDNs (Indianapolis, IN Airport Authority)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.720%, 8/3/2006	3,120,000
1,850,000		Whiting, IN Environmental Facilities Revenue, (Series 2003) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	1,850,000
		TOTAL	13,327,000
		Kansas--0.6%
2,451,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2005-13 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	2,451,000
		Kentucky--3.6%
4,600,000		Graves County, KY, (Series 1988) Weekly VRDNs (Seaboard Farms)/ (U.S. Bank, N.A. LOC), 3.720%, 8/3/2006	4,600,000
2,700,000		Henderson, KY IDRB, Series 1998 Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.760%, 8/3/2006	2,700,000
265,000		Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC), 3.770%, 8/3/2006	265,000
6,725,000		Kentucky Housing Corp., (Conduit Multifamily Mortgage Revenue Bonds (Series 2006A) Weekly VRDNs (Clarksdale Rental I LP)/(PNC Bank, N.A. LOC), 3.740%, 8/3/2006	6,725,000
275,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.790%, 8/3/2006	275,000
		TOTAL	14,565,000
		Maine--1.5%
175,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.700%, 8/2/2006	175,000
1,350,000		Biddeford, ME, (Series 2000) Weekly VRDNs (Volk Packaging)/(Comerica Bank LOC), 3.730%, 8/2/2006	1,350,000
1,845,000		Maine Finance Authority, (Series 2005) Weekly VRDNs (Brunswick Publishing)/(SunTrust Bank LOC), 3.740%, 8/3/2006	1,845,000
2,600,000	[3,4]	Maine State Housing Authority, PUTTERs (Series 1414) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.710%, 8/3/2006	2,600,000
		TOTAL	5,970,000
		Maryland--1.9%
7,730,000	[3,4]	Northeast MD Waste Disposal Authority, (PT-766) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.710%, 8/3/2006	7,730,000
		Massachusetts--1.3%
2,725,000		Everett, MA, 4.00% BANs, 9/8/2006	2,727,697
2,495,000		Massachusetts Development Finance Agency, (Series 2004), 3.620% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 8/11/2006	2,495,000
		TOTAL	5,222,697
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--0.5%
$2,000,000	[3,4]	Wayne County, MI Airport Authority, GS Trust (Series 2006-32) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 8/3/2006	$2,000,000
		Minnesota--1.4%
5,000,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.850%, 8/3/2006	5,000,000
475,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 3.700%, 8/3/2006	475,000
		TOTAL	5,475,000
		Mississippi--3.9%
150,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 3.800%, 8/3/2006	150,000
3,850,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.750%, 8/3/2006	3,850,000
2,800,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 3.750%, 8/3/2006	2,800,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 4.10% TOBs (Laurel Park Apartments)/(First Tennessee Bank, N.A. LOC), Mandatory Tender 6/1/2007	7,800,000
1,000,000		Mississippi Regional Housing Authority No. II, (Series 2000), 4.15% TOBs (Terrace Park Apartments)/(Wachovia Bank, N.A. LOC), Mandatory Tender 5/1/2007	1,000,000
		TOTAL	15,600,000
		Missouri--1.2%
5,000,000		Southwest City, MO IDA, (Series 2005) Weekly VRDNs (Simmons Foods, Inc.)/ (Wells Fargo Bank, N.A. LOC), 3.740%, 8/3/2006	5,000,000
		Multi State--1.7%
1,855,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT) Series 2005-1 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.790%, 8/3/2006	1,855,000
2,000,000	[3,4]	GS Pool Trust Series 2006-19TP Weekly VRDNs (IXIS Financial Products, Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.770%, 8/3/2006	2,000,000
2,000,000	[3,4]	GS Pool Trust Series 2006-35TP Weekly VRDNs (IXIS Financial Products, Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.770%, 8/3/2006	2,000,000
1,000,000	[3,4]	GS Pool Trust Series 2006-46TP Weekly VRDNs (IXIS Financial Products, Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.770%, 8/3/2006	1,000,000
		TOTAL	6,855,000
		Nebraska--1.5%
5,600,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.710%, 8/3/2006	5,600,000
500,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	500,000
		TOTAL	6,100,000
		Nevada--1.3%
3,420,000	[3,4]	Clark County, NV Airport System, (PT-2806) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	3,420,000
2,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.690%, 8/2/2006	2,000,000
		TOTAL	5,420,000
		New Jersey--6.1%
1,602,000		Edgewater, NJ, 4.75% BANs, 6/28/2007	1,612,474
3,100,000		Hoboken, NJ, 4.00% BANs, 9/15/2006	3,101,493
2,400,000		Mount Ephraim, NJ Board of Education, 4.25% GANs, 10/11/2006	2,404,883
4,492,500		Mount Holly Township, NJ, 4.50% BANs, 11/27/2006	4,506,816
1,500,000		Pleasantville, NJ, 4.25% BANs, 9/29/2006	1,502,585
4,000,000		Trenton, NJ, 4.50% BANs, 12/15/2006	4,015,262
2,460,500		Wildwood, NJ, 4.625% BANs, 5/11/2007	2,472,877
4,949,500		Wildwood, NJ, 4.75% BANs, 5/11/2007	4,973,605
		TOTAL	24,589,995
		New Mexico--1.1%
4,600,000		New Mexico Mortgage Finance Authority, (Series 2006), 4.53% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 7/1/2007	4,600,000
		North Carolina--2.2%
3,335,000	[3,4]	Charlotte, NC Airport, (PT-719) Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.720%, 8/3/2006	3,335,000
5,500,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000A) Weekly VRDNs (Nucor Corp.), 3.760%, 8/2/2006	5,500,000
		TOTAL	8,835,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Dakota--0.7%
$2,800,000		Richland County, ND Solid Waste Disposal, (Series 2002) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 3.740%, 8/3/2006	$2,800,000
		Ohio--0.6%
1,500,000		Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 3.720%, 8/2/2006	1,500,000
1,000,000		Ohio State Water Development Authority, (Series 1999-A) Weekly VRDNs (Ohio Edison Co.), 3.830%, 8/3/2006	1,000,000
		TOTAL	2,500,000
		Oklahoma--1.6%
350,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank, N.A. LOC), 3.880%, 8/3/2006	350,000
3,400,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2004-3 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	3,400,000
1,500,000		Oklahoma Development Finance Authority, (Series 2002) Weekly VRDNs (ConocoPhillips Co.)/(ConocoPhillips GTD), 3.740%, 8/2/2006	1,500,000
1,000,000		Oklahoma Student Loan Authority, (Series 2006A-1) Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.730%, 8/2/2006	1,000,000
		TOTAL	6,250,000
		Pennsylvania--4.4%
270,000		Northampton County, PA IDA, (Series 1997) Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2006	270,000
3,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002A) Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Bayerische Landesbank (GTD), Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.720%, 8/3/2006	3,500,000
14,000,000		Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.730%, 8/2/2006	14,000,000
		TOTAL	17,770,000
		South Carolina--3.7%
3,120,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1998) Daily VRDNs (BP Amoco Corp.)/(BP Amoco Corp. GTD), 3.720%, 8/1/2006	3,120,000
5,200,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	5,200,000
1,400,000		South Carolina Jobs- EDA, (Series 1996) Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2006	1,400,000
5,320,000	[3,4]	South Carolina State Housing Finance & Development Authority, PUTTERs (Series 1388) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(J.P. Morgan Chase & Co. LIQ), 3.710%, 8/3/2006	5,320,000
		TOTAL	15,040,000
		Tennessee-- 1.6%
150,000		Dickson, TN Health and Educational Facilities Board, Autumn Park Apartments (Series 1999) Weekly VRDNs (Tennessee Partners XII LP)/ (Regions Bank, Alabama LOC), 3.800%, 8/3/2006	150,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank N.A. LOC), 3.750%, 8/3/2006	3,500,000
550,000		Knox County, TN IDB, (Series 1996) Weekly VRDNs (Health Ventures, Inc.)/ (SunTrust Bank LOC), 3.690%, 8/2/2006	550,000
1,675,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.690%, 8/2/2006	1,675,000
445,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003) Weekly VRDNs (Forest View LP)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.850%, 8/3/2006	445,000
		TOTAL	6,320,000
		Texas--9.7%
2,660,000	[3,4]	Dallas-Fort Worth, TX International Airport, (MT-132) Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	2,660,000
1,730,000	[3,4]	Dallas-Fort Worth, TX International Airport, (PT-2830) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	1,730,000
6,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	6,000,000
200,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.740%, 8/2/2006	200,000
5,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 3.74%, 8/2/2006	5,500,000
12,500,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 3.750%, 8/3/2006	12,500,000
270,000		Houston, TX Housing Finance Corp., (Series 2005) Weekly VRDNs (Fairlake Cove Apartments)/(Citibank N.A., New York LOC), 3.760%, 8/2/2006	270,000
5,920,000	[3,4]	San Antonio, TX Convention Center Hotel Finance Corp., ROCs (Series 363) Weekly VRDNs (Hotel Investments LP)/(Ambac Financial Group, Inc. INS)/ (Citibank N.A., New York LIQ), 3.720%, 8/3/2006	5,920,000
3,905,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.385% TOBs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/24/2007	3,905,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$600,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004) Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 3.850%, 8/3/2006	$600,000
		TOTAL	39,285,000
		Virginia--1.6%
3,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.80% CP (Virginia Electric & Power Co.), Mandatory Tender 8/1/2006	3,500,000
3,000,000		Virginia State Housing Development Authority, (Subseries D-STEM-II), 3.80% TOBs, Mandatory Tender 11/14/2006	3,000,000
		TOTAL	6,500,000
		Washington--8.1%
6,140,000	[3,4]	Chelan County, WA Public Utility District No. 1, (MERLOTS Series 2001-B1) Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	6,140,000
850,000		Port of Bellingham, WA IDC (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 3.750%, 8/3/2006	850,000
1,300,000		Seattle, WA Housing Authority, (Series 2003) Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC), 3.710%, 8/3/2006	1,300,000
6,825,00		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.730%, 8/2/2006	6,825,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./ WestFarm Foods)/(Wachovia Bank N.A. LOC), 3.740%, 8/3/2006	7,375,000
5,500,000		Washington State Housing Finance Commission, (Series 1995) Weekly VRDNs (Heatherstone Apartments, LP)/(U.S. Bank, N.A. LOC), 3.730%, 8/3/2006	5,500,000
4,825,000		Washington State Housing Finance Commission, (Series 1996: Larkin Apartments) Weekly VRDNs (Hamilton Place Apartments, LP)/(U.S. Bank, N.A. LOC), 3.730%, 8/3/2006	4,825,000
		TOTAL	32,815,000
		West Virginia--0.6%
2,300,000		Marion County, WV County Commission, (Series 1990 B) Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.720%, 8/2/2006	2,300,000
		Wisconsin--2.3%
200,000		Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.730%, 8/2/2006	200,000
1,000,000		Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/ (Bank of New York LOC), 3.740%, 8/3/2006	1,000,000
8,000,000	[3,4]	Wisconsin Housing & EDA, (PT-3456) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006	8,000,000
		TOTAL	9,200,000
		TOTAL INVESTMENTS--99.5% (AT AMORTIZED COST) [5]	401,415,692
		OTHER ASSETS AND LIABILITIES - NET--0.5%	1,906,708
		TOTAL NET ASSETS--100%	$403,322,400

Securities that are subject to the federal alternative minimum tax (AMT) represent 90.7% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
95.9%	4.1%

2 Current rate and next reset date shown on variable rate demand notes.

3 Denotes a security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $112,141,000, which represented 27.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $112,141,000 which represented 27.8% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GANs	--Grant Anticipation Notes
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MFHA	--Multi-Family Housing Authority
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities-
Federated Capital Reserves Fund

July 31, 2006

Assets:
Total investments in securities, at amortized cost and value		$8,216,391,957
Cash		1,451,603
Income receivable		28,470,816
TOTAL ASSETS		8,246,314,376
Liabilities:
Payable for investments purchased	$75,000,000
Payable for distribution services fee (Note 5)	3,114,815
Payable for shareholder services fee (Note 5)	1,725,910
Accrued expenses	1,219,912
TOTAL LIABILITIES		81,060,637
Net assets for 8,165,242,282 shares outstanding		$8,165,253,739
Net Assets Consist of:
Paid-in capital		$8,165,242,282
Undistributed net investment income		11,457
TOTAL NET ASSETS		$8,165,253,739
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$8,165,253,739 ÷ 8,165,242,282 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities-
Federated Government Reserves Fund

July 31, 2006

Assets:
Investments in repurchase agreements	$5,837,000,000
Investments in securities	1,778,522,716
Total investments in securities, at amortized cost and value		$7,615,522,716
Income receivable		14,320,625
TOTAL ASSETS		7,629,843,341
Liabilities:
Payable to bank	649,961
Payable for distribution services fee (Note 5)	2,896,364
Payable for shareholder services fee (Note 5)	1,602,893
Payable for transfer and dividend disbursing agent fees and expenses	622,671
Payable for printing and postage fees and expenses	362,189
Accrued expenses	177,889
TOTAL LIABILITIES		6,311,967
Net assets for 7,623,441,054 shares outstanding		$7,623,531,374
Net Assets Consist of:
Paid-in capital		$7,623,441,054
Undistributed net investment income		90,320
TOTAL NET ASSETS		$7,623,531,374
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$7,623,531,374 ÷ 7,623,441,054 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities-
Federated Municipal Trust

July 31, 2006

Assets:
Total investments in securities, at amortized cost and value		$401,415,692
Cash		156,638
Income receivable		2,118,425
TOTAL ASSETS		403,690,755
Liabilities:
Payable for distribution services fee (Note 5)	$157,069
Payable for shareholder services fee (Note 5)	86,801
Payable for transfer and dividend disbursing agent fees and expenses	69,191
Payable for portfolio accounting fees	20,833
Payable for auditing fees	11,895
Payable for share registration costs	10,602
Accrued expenses	11,964
TOTAL LIABILITIES		368,355
Net assets for 403,311,619 shares outstanding		$403,322,400
Net Assets Consist of:
Paid-in capital		$403,311,619
Accumulated net realized loss on investments		(2,358)
Undistributed net investment income		13,139
TOTAL NET ASSETS		$403,322,400
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$403,322,400 ÷ 403,311,619 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations-
Federated Capital Reserves Fund

Year Ended July 31, 2006

Investment Income:
Interest			$362,121,777
Expenses:
Investment adviser fee (Note 5)		$24,289,019
Administrative personnel and services fee (Note 5)		6,446,582
Custodian fees		206,069
Transfer and dividend disbursing agent fees and expenses		7,942,988
Directors'/Trustees' fees		69,278
Auditing fees		10,789
Legal fees		5,315
Portfolio accounting fees		193,470
Distribution services fee (Note 5)		44,529,808
Shareholder services fee (Note 5)		20,240,822
Share registration costs		3,320,765
Printing and postage		646,404
Insurance premiums		563
Miscellaneous		830
TOTAL EXPENSES		107,902,702
Waivers (Note 5):
Waiver of investment adviser fee	$(18,169,154)
Waiver of administrative personnel and services fee	(277,137)
Waiver of distribution services fee	(8,096,329)
TOTAL WAIVERS		(26,542,620)
Net expenses			81,360,082
Net investment income			$280,761,695

See Notes which are an integral part of the Financial Statements

Statement of Operations-
Federated Government Reserves Fund

Year Ended July 31, 2006

Investment Income:
Interest			$304,210,825
Expenses:
Investment adviser fee (Note 5)		$20,555,678
Administrative personnel and services fee (Note 5)		5,455,638
Custodian fees		188,290
Transfer and dividend disbursing agent fees and expenses		6,766,973
Directors'/Trustees' fees		57,800
Auditing fees		10,790
Legal fees		4,774
Portfolio accounting fees		194,310
Distribution services fee (Note 5)		37,685,409
Shareholder services fee (Note 5)		17,129,731
Share registration costs		257,024
Printing and postage		935,794
Insurance premiums		342
Miscellaneous		5,972
TOTAL EXPENSES		89,248,525
Waivers (Note 5):
Waiver of investment adviser fee	$(13,307,468)
Waiver of administrative personnel and services fee	(234,496)
Waiver of distribution services fee	(6,851,892)
TOTAL WAIVERS		(20,393,856)
Net expenses			68,854,669
Net investment income			$235,356,156

See Notes which are an integral part of the Financial Statements

Statement of Operations-
Federated Municipal Trust

Year Ended July 31, 2006

Investment Income:
Interest			$13,515,425
Expenses:
Investment adviser fee (Note 5)		$1,278,635
Administrative personnel and services fee (Note 5)		339,386
Custodian fees		13,457
Transfer and dividend disbursing agent fees and expenses		459,078
Directors'/Trustees' fees		5,419
Auditing fees		10,790
Legal fees		1,564
Portfolio accounting fees		130,926
Distribution services fee (Note 5)		2,344,162
Shareholder services fee (Note 5)		1,065,528
Share registration costs		271,241
Printing and postage		27,779
Insurance premiums		161
Miscellaneous		152
TOTAL EXPENSES		5,948,278
Waivers (Note 5):
Waiver of investment adviser fee	$(1,224,456)
Waiver of administrative personnel and services fee	(14,613)
Waiver of distribution services fee	(426,211)
TOTAL WAIVERS		(1,665,280)
Net expenses			4,282,998
Net investment income			9,232,427
Net realized loss on investments			(2,358)
Change in net assets resulting from operations			$9,230,069

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets-
Federated Capital Reserves Fund

	Year Ended 7/31/2006	Period Ended 7/31/2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$280,761,695	$40,018,058
Distributions to Shareholders:
Distributions from net investment income	(280,844,957)	(39,923,339)
Share Transactions:
Proceeds from sale of shares	3,871,114,316	8,283,897,365
Net asset value of shares issued to shareholders in payment of distributions declared	280,844,907	39,897,967
Cost of shares redeemed	(3,416,083,200)	(894,429,073)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	735,876,023	7,429,366,259
Change in net assets	735,792,761	7,429,460,978
Net Assets:
Beginning of period	7,429,460,978	--
End of period (including undistributed net investment income of $11,457 and $94,719, respectively)	$8,165,253,739	$7,429,460,978

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets-
Federated Government Reserves Fund

	Year Ended 7/31/2006	Period Ended 7/31/2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$235,356,156	$29,203,016
Distributions to Shareholders:
Distributions from net investment income	(235,433,046)	(29,035,806)
Share Transactions:
Proceeds from sale of shares	7,178,814,440	9,261,068,939
Net asset value of shares issued to shareholders in payment of distributions declared	235,432,403	29,011,414
Cost of shares redeemed	(6,041,460,584)	(3,039,425,558)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,372,786,259	6,250,654,795
Change in net assets	1,372,709,369	6,250,822,005
Net Assets:
Beginning of period	6,250,822,005	--
End of period (including undistributed net investment income of $90,320 and $167,210, respectively)	$7,623,531,374	$6,250,822,005

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets-
Federated Municipal Trust

	Year Ended 7/31/2006	Period Ended 7/31/2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,232,427	$1,579,978
Net realized loss on investments	(2,358)	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,230,069	1,579,978
Distributions to Shareholders:
Distributions from net investment income	(9,226,852)	(1,572,414)
Share Transactions:
Proceeds from sale of shares	515,662,998	569,474,133
Net asset value of shares issued to shareholders in payment of distributions declared	9,226,843	1,556,745
Cost of shares redeemed	(564,085,623)	(128,523,477)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,195,782)	442,507,401
Change in net assets	(39,192,565)	442,514,965
Net Assets:
Beginning of period	442,514,965	--
End of period (including undistributed net investment income of $13,139 and $7,564, respectively)	$403,322,400	$442,514,965

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2006

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Investment Objective
Federated Capital Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Government Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Municipal Trust	diversified	To provide current income exempt from federal regular income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Interest income from the investments of Federated Municipal Trust may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Federated Capital Reserves Fund and Federated Government Reserves Fund to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in the Funds' share of the securities transferred under such repurchase agreements and in the Funds' share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Funds' Board of Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Federated Capital Reserves Fund
	Year Ended 7/31/2006	Period Ended 7/31/2005	[1]
Shares sold	3,871,114,316	8,283,897,365
Shares issued to shareholders in payment of distributions declared	280,844,907	39,897,967
Shares redeemed	(3,416,083,200)	(894,429,073)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	735,876,023	7,429,366,259

Federated Government Reserves Fund
	Year Ended 7/31/2006	Period Ended 7/31/2005	[1]
Shares sold	7,178,814,440	9,261,068,939
Shares issued to shareholders in payment of distributions declared	235,432,403	29,011,414
Shares redeemed	(6,041,460,584)	(3,039,425,558)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,372,786,259	6,250,654,795

Federated Municipal Trust
	Year Ended 7/31/2006	Period Ended 7/31/2005	[1]
Shares sold	515,662,998	569,474,133
Shares issued to shareholders in payment of distributions declared	9,226,843	1,556,745
Shares redeemed	(564,085,623)	(128,523,477)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(39,195,782)	442,507,401

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended July 31, 2006 and the period ended July 31, 2005, was as follows:

	Tax-Exempt Income		Ordinary Income
Fund	2006	2005	2006	2005
Federated Capital Reserves Fund	$ --	$ --	$280,844,957	$39,923,339
Federated Government Reserves Fund	$ --	$ --	$235,433,046	$29,035,806
Federated Municipal Trust	$9,226,852	$1,572,414	$ --	$ --

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income
Federated Capital Reserves Fund	$ --	$11,457
Federated Government Reserves Fund	$ --	$90,320
Federated Municipal Trust	$13,139	$ --

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2006, for federal income tax purposes, post October losses of $2,358 were deferred to August 1, 2006 for Federated Municipal Trust.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.30% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the Adviser voluntarily waived a portion of its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$18,169,154
Federated Government Reserves Fund	$ 13,307,468
Federated Municipal Trust	$ 1,224,456

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the net fee paid to FAS was 0.076% of the average aggregate daily net assets of each Fund.

Distribution Services Fee

Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will compensate Federated Securities Corp. (FSC), from the daily net assets of each Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses of 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, FSC waived a portion if its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$8,096,329
Federated Government Reserves Fund	$6,851,892
Federated Municipal Trust	$ 426,211

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2006, FSC did not receive any fees paid by the Funds.

Shareholder Services Fee

Each Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of each Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended July 31, 2006, FSSC received $636 of fees paid by Federated Municipal Trust and did not receive any fees paid by Federated Capital Reserves Fund and Federated Government Reserves Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2006, Federated Municipal Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $451,817,000 and $655,715,000, respectively.

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Federated Capital Reserves Fund's portfolio may be comprised of obligations of banks. As a result, this Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At July 31, 2006, 100% of the distributions from net investment income of Federated Municipal Trust is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED CAPITAL RESERVES FUND, FEDERATED GOVERNMENT RESERVES FUND, AND FEDERATED MUNICIPAL TRUST:

We have audited the accompanying statements of assets and liabilities of Federated Capital Reserves Fund, Federated Government Reserves Fund, and Federated Municipal Trust (the "Funds") (three of the portfolios constituting Money Market Obligations Trust), including the portfolios of investments, as of July 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from February 25, 2005 (commencement of operations) to July 31, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Capital Reserves Fund, Federated Government Reserves Fund, and Federated Municipal Trust, three portfolios of Money Market Obligations Trust, at July 31, 2006, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the year then ended and for the period from February 25, 2005 (commencement of operations) to July 31, 2005, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill has been the Government Fund's Portfolio Manager since inception. Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

FEDERATED CAPITAL RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. Because the Fund did not yet have a meaningful operating history. The Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

FEDERATED GOVERNMENT RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. Because the Fund did not yet have a meaningful operating history. The Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

FEDERATED MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. Because the Fund did not yet have a meaningful operating history. The Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Capital Reserves FundFederated Government Reserves FundFederated Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919304
Cusip 608919205
Cusip 608919106

33542 (9/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2006

Institutional Service Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2006	2005 [1]	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.038	0.018	0.005	0.009	0.019
Less Distributions:
Distributions from net investment income	(0.038)	(0.018)	(0.005)	(0.009)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	3.88%	1.80%	0.54%	0.93%	1.95%

Ratios to Average Net Assets:
Net expenses	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	3.85%	1.77%	0.54%	0.94%	1.94%
Expense waiver/reimbursement [3]	0.29%	0.28%	0.28%	0.28%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,096,218	$1,683,914	$1,832,151	$1,763,112	$2,259,956

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2006	2005 [1]	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.036	0.016	0.004	0.008	0.018
Less Distributions:
Distributions from net investment income	(0.036)	(0.016)	(0.004)	(0.008)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	3.71%	1.63%	0.37%	0.76%	1.77%

Ratios to Average Net Assets:
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	3.51%	1.60%	0.37%	0.78%	1.81%
Expense waiver/reimbursement [3]	0.37%	0.36%	0.36%	0.36%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$441,444	$688,969	$585,275	$654,887	$1,131,739

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,021.50	$3.21
Cash II Shares	$1,000	$1,020.60	$4.06
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.62	$3.21
Cash II Shares	$1,000	$1,020.78	$4.06

1 Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.64%
Cash II Shares	0.81%

Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	44.6%
Variable Rate Demand Instruments	36.9%
Bank Instruments	11.5%
Repurchase Agreements	7.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	42.7	% [4]
8-30 Days	34.0%
31-90 Days	16.9%
91-180 Days	1.8%
181 Days or more	4.7%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 28.9% of the Fund's portfolio.

Portfolio of Investments

July 31, 2006

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.0%
		Finance - Automotive--0.5%
$12,460,584		HSBC Automotive Trust 2006-1, Class A1, 5.2756%, 6/18/2007	$12,460,584
		Finance - Equipment--0.5%
8,229,139		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	8,229,139
3,748,658		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	3,748,658
		TOTAL	11,977,797
		TOTAL ASSET-BACKED SECURITIES	24,438,381
		BANKERS ACCEPTANCE--0.4%
		Banking--0.4%
12,000,000		Wachovia Bank N.A., 5.450%, 12/22/2006	11,740,217
		CERTIFICATES OF DEPOSIT--8.9%
		Banking--8.9%
31,000,000		Calyon, Paris, 4.750% - 5.310%, 10/17/2006 - 4/19/2007	31,000,000
5,000,000		Citizens Bank N.A., 5.270%, 9/12/2006	5,000,115
45,000,000		Citizens Bank of Massachusetts, 5.330% - 5.430%, 8/10/2006 - 9/29/2006	45,000,000
15,000,000		Citizens Bank of Pennsylvania, 5.220%, 8/28/2006	15,000,000
27,000,000		Credit Suisse, Zurich, 4.920% - 5.250%, 11/20/2006 - 3/29/2007	27,000,000
10,000,000		DePfa Bank PLC, 5.260%, 4/9/2007	10,000,000
15,000,000		Deutsche Bank AG, 4.500%, 10/13/2006	15,000,000
15,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.397%, 10/4/2006	14,999,936
30,000,000		Societe Generale, Paris, 4.760%, 10/27/2006	30,000,000
8,000,000		Toronto Dominion Bank, 5.600%, 6/18/2007	8,000,000
25,000,000		Wells Fargo Bank, N.A., 5.310%, 8/10/2006	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT	226,000,051
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--12.2%
		Banking--5.9%
$50,000,000		Deutsche Bank Securities, Inc., 5.442%, 8/1/2006	$50,000,000
50,000,000		Fortis Bank SA/NV, 5.362%, 8/1/2006	50,000,000
50,000,000		IXIS Financial Products Inc., 5.412%, 8/1/2006	50,000,000
		TOTAL	150,000,000
		Brokerage--6.3%
75,000,000		Citigroup Global Markets, Inc., 5.412%, 8/1/2006	75,000,000
35,000,000		Goldman Sachs & Co., 5.382% - 5.413%, 8/1/2006	35,000,000
50,000,000		Merrill Lynch & Co., Inc., 5.442%, 8/1/2006	50,000,000
		TOTAL	160,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	310,000,000
		COMMERCIAL PAPER--26.1% [1]
		Banking--8.4%
40,000,000		Bank of America Corp., 5.280% - 5.385%, 8/8/2006 - 10/4/2006	39,830,733
5,000,000	[2,3]	Blue Spice LLC, (Deutsche Bank AG SWP), 5.350%, 9/22/2006	4,961,361
2,000,000		Danske Corp., Inc., (Danske Bank A/S, GTD), 4.984%, 4/10/2007	1,930,224
20,356,000	[2,3]	Fountain Square Commercial Funding Corp., 5.000% - 5.300%, 8/22/2006 - 9/5/2006	20,275,372
10,000,000		HBOS Treasury Services PLC, 5.180%, 9/8/2006	9,945,322
20,000,000	[2,3]	KBC Financial Products International Ltd., (KBC Bank N.V., GTD), 4.960% - 4.970%, 8/4/2006 - 8/9/2006	19,984,822
40,000,000	[2,3]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.290%, 8/7/2006	39,964,733
17,945,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 5.330%, 8/9/2006	17,945,000
25,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 5.365%, 8/23/2006	24,918,035
34,000,000	[2,3]	Picaros Funding LLC, (KBC Bank N.V., GTD), 4.970% - 5.400%, 8/10/2006 - 10/11/2006	33,794,377
		TOTAL	213,549,979
		Finance - Automotive--4.2%
68,000,000		FCAR Auto Loan Trust, (Series A1+/P1), 5.070% - 5.270%, 8/8/2006 - 11/13/2006	67,707,211
40,300,000		FCAR Auto Loan Trust, (Series A1/P1), 5.210% - 5.410%, 8/4/2006 - 10/16/2006	40,121,743
		TOTAL	107,828,954
Principal Amount			Value
		COMMERICIAL PAPER--continued [1]
		Finance - Commercial--1.6%
$40,500,000		CIT Group, Inc., 5.020% - 5.310%, 8/11/2006 - 10/18/2006	$40,164,458
		Finance - Retail--6.3%
20,000,000	[2,3]	Amsterdam Funding Corp., 5.280%, 8/10/2006	19,973,600
40,000,000	[2,3]	Compass Securitization LLC, 5.245% - 5.280%, 8/16/2006 - 9/15/2006	39,846,656
40,000,000	[2,3]	Paradigm Funding LLC, 5.280%, 8/7/2006	39,964,800
50,000,000	[2,3]	Sheffield Receivables Corp., 5.280% - 5.300%, 8/9/2006 - 8/11/2006	49,938,344
10,000,000	[2,3]	Tulip Funding Corp., 5.110%, 10/24/2006	9,880,767
		TOTAL	159,604,167
		Finance - Securities--5.6%
66,000,000	[2,3,4]	Georgetown Funding Co. LLC, 5.390% - 5.420%, 9/19/2006 - 9/20/2006	65,709,588
5,500,000	[2,3]	Grampian Funding LLC, 5.050%, 8/30/2006	5,477,626
48,791,000	[2,3]	KLIO II Funding Ltd., 5.230% - 5.370%, 8/22/2006 - 9/8/2006	48,596,078
3,000,000	[2,3]	Perry Global Funding LLC (Series A), 5.390%, 10/4/2006	2,971,253
20,000,000	[2,3]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 5.040%, 8/2/2006	19,997,200
		TOTAL	142,751,745
		TOTAL COMMERCIAL PAPER	663,899,303
		CORPORATE NOTES --2.3%
		Finance - Securities--2.3%
17,500,000	[2,3]	K2 (USA) LLC, (K2 Corp., GTD), 5.000%, 3/12/2007	17,500,000
40,500,000	[2,3]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 4.830% - 5.750%, 1/26/2007 - 7/25/2007	40,500,000
		TOTAL CORPORATE NOTES	58,000,000
		GOVERNMENT AGENCIES--0.6%
		Government Agency--0.6%
15,000,000		Federal Home Loan Mortgage Corp., 5.410%, 6/18/2007	15,000,000
		LOAN PARTICIPATION--2.0%
		Chemicals--2.0%
50,000,000		DuPont Teijin Films U.K. Ltd., (Du Pont (E.I.) de Nemours & Co., GTD), 5.430%, 8/31/2006	50,000,000
Principal Amount			Value
		NOTES - VARIABLE--36.9% [5]
		Banking--13.1%
$4,775,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 5.450%, 8/3/2006	$4,775,000
400,000		Alabama Paper Products LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	400,000
4,460,000		American Concrete Pumping LLC, (Series 2004), (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	4,460,000
4,100,000		Arkansas Development Finance Authority, (Series 1999A), (BNP Paribas SA LOC), 5.450%, 8/3/2006	4,100,000
2,000,000		Arkansas Development Finance Authority, (Series 1999B), (BNP Paribas SA LOC), 5.450%, 8/3/2006	2,000,000
1,000,000		Arkansas Development Finance Authority, (Series 1999C), (BNP Paribas SA LOC), 5.450%, 8/3/2006	1,000,000
1,000,000		Arkansas Development Finance Authority, (Series 1999D), (BNP Paribas SA LOC), 5.450%, 8/3/2006	1,000,000
1,225,000		Arkansas Development Finance Authority, (Series 2000A), (BNP Paribas SA LOC), 5.450%, 8/3/2006	1,225,000
2,050,000		Arkansas Development Finance Authority, (Series 2000B), (Wachovia Bank N.A. LOC), 5.450%, 8/3/2006	2,050,000
40,000,000	[2,3]	BNP Paribas SA, 5.364%, 8/28/2006	40,000,000
7,000,000		Bank of America N.A., 5.373%, 8/1/2006	6,999,909
5,280,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 5.370%, 8/2/2006	5,280,000
638,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	638,000
10,000,000		Credit Agricole S.A., 5.481%, 10/23/2006	10,000,000
35,000,000		Credit Suisse, Zurich, 5.280% - 5.470%, 9/12/2006 - 9/29/2006	35,000,000
30,000,000	[2,3]	DePfa Bank PLC, 3.369%, 9/15/2006	30,000,000
7,625,000		E & J Investments LLC, Bradner Village Health Care, (Series 1999), (LaSalle Bank, N.A. LOC), 5.500%, 8/3/2006	7,625,000
7,355,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	7,355,000
5,760,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 5.370%, 8/2/2006	5,760,000
39,000,000	[2,3]	HBOS Treasury Services PLC, 5.259% - 5.315%, 8/9/2006 - 8/21/2006	39,000,000
1,920,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 5.520%, 8/3/2006	1,920,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$7,590,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 5.400%, 8/3/2006	$7,590,000
10,500,000		J.P. Morgan Chase & Co., 5.316%, 8/2/2006	10,500,000
2,400,000		K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	2,400,000
6,000,000		Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 5.418%, 8/2/2006	6,000,000
5,000,000	[2,3]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	5,000,000
5,000,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Amsouth Bank N.A., Birmingham, AL LOC), 5.450%, 8/3/2006	5,000,000
6,000,000		Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 8/3/2006	6,000,000
1,400,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 5.430%, 8/3/2006	1,400,000
6,910,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 5.370%, 8/2/2006	6,910,000
3,151,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 5.400%, 8/3/2006	3,151,000
3,900,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 5.370%, 8/2/2006	3,900,000
10,000,000		Svenska Handelsbanken, Stockholm, 5.286%, 8/3/2006	9,999,656
10,000,000	[2,3]	Union Hamilton Special Purpose Funding LLC, (Series 2005-1) Tranche #1, (Wachovia Corp., GTD), 5.424%, 9/21/2006	10,000,000
20,000,000		Wells Fargo & Co., 5.396%, 8/2/2006	20,000,000
20,000,000	[2,3]	Westpac Banking Corp. Ltd., Sydney, 5.339%, 8/16/2006	20,000,000
4,600,000		White Hydraulics, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	4,600,000
		TOTAL	333,038,565
		Brokerage--11.1%
45,290,000		Goldman Sachs Group, Inc., 5.307% - 5.386%, 8/1/2006 - 8/7/2006	45,290,000
29,500,000	[2,3]	Goldman Sachs Group, Inc., 5.389%, 8/15/2006	29,502,918
10,000,000		Goldman Sachs Group, Inc., Promissory Note, 5.375%, 8/8/2006	10,000,000
41,000,000		Merrill Lynch & Co., Inc., 5.185% - 5.394%, 8/4/2006 - 8/29/2006	41,000,000
35,000,000	[2,3]	Merrill Lynch & Co., Inc., 5.599%, 8/11/2006	35,000,000
120,000,000		Morgan Stanley, 5.363% - 5.468%, 8/1/2006 - 8/28/2006	120,000,000
		TOTAL	280,792,918
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Electrical Equipment--0.7%
$17,300,240		Northwest Airlines, Inc., (General Electric Co., GTD), 5.330%, 8/7/2006	$17,300,240
		Finance - Commercial--1.3%
32,400,000	[2,3]	General Electric Capital Corp., 5.469% - 5.470%, 8/9/2006 - 8/17/2006	32,400,000
		Finance - Retail--3.3%
49,000,000	[2,3]	Compass Securitization LLC, 5.300% - 5.324%, 8/10/2006 - 8/18/2006	48,993,745
34,000,000	[2,3]	Paradigm Funding LLC, 5.297% - 5.345%, 8/7/2006 - 8/25/2006	34,000,000
		TOTAL	82,993,745
		Finance - Securities--2.0%
4,000,000	[2,3]	Beta Finance, Inc., 5.189%, 8/22/2006	4,000,287
33,000,000	[2,3]	K2 (USA) LLC, (K2 Corp., GTD), 5.300% - 5.445%, 8/10/2006 - 10/25/2006	32,994,915
14,000,000	[2,3]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 5.311% - 5.329%, 8/1/2006 - 8/15/2006	13,999,954
		TOTAL	50,995,156
		Government Agency--0.7%
780,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 5.470%, 8/3/2006	780,000
7,000,000		Direct One Funding Corp., (FNMA LOC), 5.320%, 8/3/2006	7,000,000
3,650,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 5.500%, 8/3/2006	3,650,000
3,180,000		Lexington Fayette, KY, (Series 2001), (FHLB of Cincinnati LOC), 5.500%, 8/3/2006	3,180,000
4,000,000		Louisiana PFA, Emberwood Apt. Complex, (Series 2003B), (FNMA LOC), 5.460%, 8/3/2006	4,000,000
		TOTAL	18,610,000
		Insurance--2.9%
15,000,000		Genworth Life Insurance Co., 5.256% - 5.321%, 8/9/2006 - 9/1/2006	15,000,000
5,000,000		Hartford Life Global Funding Trust, 5.349%, 8/15/2006	5,000,000
53,000,000		Monumental Life Insurance Co., 5.367% - 5.520%, 8/1/2006 - 8/14/2006	53,000,000
		TOTAL	73,000,000
		Municipal--1.4%
37,000,000		Florida Hurricane Catastrophe Fund Finance Corp., 5.379%, 8/15/2006	37,000,000
		Pharmaceuticals & Health Care--0.4%
10,000,000	[2,3]	Eli Lilly Services, Inc., (Eli Lilly & Co., GTD), 5.316%, 8/1/2006	10,000,000
		TOTAL NOTES - VARIABLE	936,130,624
Shares or Principal Amount			Value
		MUTUAL FUND--0.4%
		Asset Management--0.4%
10,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	$10,000,000
		TIME DEPOSIT--2.2% [1]
		Banking--2.2%
$55,000,000		Toronto Dominion Bank, 5.313%, 8/1/2006	55,000,000
		REPURCHASE AGREEMENTS--7.1%
154,464,000		Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.	154,464,000
25,000,000		Interest in $850,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2011 for $850,123,958 on 8/1/2006. The market value of the underlying security at the end of the period was $868,259,653.	25,000,000
		TOTAL REPURCHASE AGREEMENTS	179,464,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [6]	2,539,672,576
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(2,011,211)
		TOTAL NET ASSETS--100%	$2,537,661,365
1 Discount rate at time of purchase, or the coupon for interest bearing issues.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $864,228,396, which represented 34.1% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $864,228,396, which represented 34.1% of total net assets.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

EDFA	--Economic Development Financing Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multifamily Housing
PFA	--Public Facility Authority
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2006

Assets:
Total investments in securities, at amortized cost and value		$2,539,672,576
Income receivable		8,952,723
Receivable for shares sold		2,760,208
TOTAL ASSETS		2,551,385,507
Liabilities:
Payable for investments purchased	$9,000,000
Payable for shares redeemed	2,287,764
Income distribution payable	779,947
Payable to bank	634,197
Payable for distribution services fee (Note 5)	59,978
Payable for shareholder services fee (Note 5)	545,846
Accrued expenses	416,410
TOTAL LIABILITIES		13,724,142
Net assets for 2,537,637,990 shares outstanding		$2,537,661,365
Net Assets Consist of:
Paid-in capital		$2,537,648,866
Undistributed net investment income		12,499
TOTAL NET ASSETS		$2,537,661,365
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$2,096,217,647 ÷ 2,096,171,675 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$441,443,718 ÷ 441,466,315 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2006

Investment Income:
Interest			$110,838,929
Expenses:
Investment adviser fee (Note 5)		$12,447,882
Administrative personnel and services fee (Note 5)		1,982,374
Account administration fee--Cash II Shares		964
Custodian fees		132,624
Transfer and dividend disbursing agent fees and expenses		2,073,817
Directors'/Trustees' fees		21,096
Auditing fees		16,436
Legal fees		7,803
Portfolio accounting fees		176,350
Distribution services fee--Cash II Shares (Note 5)		1,575,795
Shareholder services fee--Institutional Service Shares (Note 5)		4,637,319
Shareholder services fee--Cash II Shares (Note 5)		1,574,225
Share registration costs		56,962
Printing and postage		45,031
Insurance premiums		19,639
Miscellaneous		14,705
TOTAL EXPENSES		24,783,022
Waivers (Note 5):
Waiver of investment adviser fee	$(6,905,609)
Waiver of administrative personnel and services fee	(85,317)
Waiver of distribution services fee--Cash II Shares	(548,095)
Waiver of shareholder services fee--Institutional Service Shares	(84,209)
TOTAL WAIVERS		(7,623,230)
Net expenses			17,159,792
Net investment income			$93,679,137

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$93,679,137	$41,463,408
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(71,511,526)	(31,145,047)
Cash II Shares	(22,161,563)	(10,396,625)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(93,673,089)	(41,541,672)
Share Transactions:
Proceeds from sale of shares	11,104,344,302	11,958,688,286
Net asset value of shares issued to shareholders in payment of distributions declared	87,985,468	36,381,160
Cost of shares redeemed	(11,027,557,189)	(12,039,534,627)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	164,772,581	(44,465,181)
Change in net assets	164,778,629	(44,543,445)
Net Assets:
Beginning of period	2,372,882,736	2,417,426,181
End of period (including undistributed net investment income of $12,499 and $6,451, respectively)	$2,537,661,365	$2,372,882,736

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2006

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,590,438,446	$5,590,438,446	4,805,936,524	$4,805,936,524
Shares issued to shareholders in payment of distributions declared	67,854,660	67,854,660	27,840,375	27,840,375
Shares redeemed	(5,246,019,245)	(5,246,019,245)	(4,981,955,983)	(4,981,955,983)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	412,273,861	$412,273,861	(148,179,084)	$(148,179,084)

Year Ended July 31	2006		2005
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	5,513,905,856	$5,513,905,856	7,152,751,762	$7,152,751,762
Shares issued to shareholders in payment of distributions declared	20,130,808	20,130,808	8,540,785	8,540,785
Shares redeemed	(5,781,537,944)	(5,781,537,944)	(7,057,578,644)	(7,057,578,644)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(247,501,280)	$(247,501,280)	103,713,903	$103,713,903
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	164,772,581	$164,772,581	(44,465,181)	$(44,465,181)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2006 and 2005 were as follows:

	2006	2005
Ordinary income [1]	$93,673,089	$41,541,672

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$792,446
Dividend payable--current year end	$(779,947)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the Adviser voluntarily waived $6,905,609 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, FSC voluntarily waived $548,095 of its fee. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended July 31, 2006, FSC retained $90,332 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended July 31, 2006, FSSC voluntarily waived $84,209 of its fee. For the year ended July 31, 2006, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF AUTOMATED CASH MANAGEMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Automated Cash Management Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Cash Management Trust, a portfolio of the Money Market Obligations Trust, at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Vice President, Finance of Federated Services Company ; Controller of Federated Investors, Inc.; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co .

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

AUTOMATED CASH MANAGEMENT TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was below the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements was above the median of the relevant peer group.

At the Senior Officer's recommendation, the Board reviewed the fees and other expenses of the Fund with the Adviser. After discussion regarding peer group classification, the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies of Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N831
Cusip 60934N864

25698 (9/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31,	2006	2005	2004		2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.037	0.017	0.005		0.008	0.018
Net realized gain on investments	--	--	0.000	[1]	0.001	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.037	0.017	0.005		0.009	0.019
Less Distributions:
Distributions from net investment income	(0.037)	(0.017)	(0.005)		(0.008)	(0.018)
Distributions from net realized gain on investments	--	--	(0.000	) [1]	(0.001)	(0.001)
TOTAL DISTRIBUTIONS	(0.037)	(0.017)	(0.005)		(0.009)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	3.78%	1.72%	0.47%		0.90%	1.81%

Ratios to Average Net Assets:
Net expenses	0.59%	0.59%	0.59%		0.59%	0.59%
Net investment income	3.62%	1.68%	0.45%		0.85%	1.75%
Expense waiver/reimbursement [3]	0.28%	0.30%	0.30%		0.29%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$530,728	$800,984	$856,598		$1,093,524	$1,329,998

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period	[1]
Actual	$1,000	$1,020.90	$2.96
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.87	$2.96

1 Expenses are equal to the Fund's annualized net expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	95.9%
U.S. Treasury Securities	4.2%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	94.8%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	4.1%
181 Days or more	1.2%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2006

Principal Amount			Value
		U.S. TREASURY--4.2%
		U.S. Treasury Notes--4.2%
$5,500,000		United States Treasury Notes, 2.500%, 10/31/2006	$5,477,406
10,250,000		United States Treasury Notes, 2.875%, 11/30/2006	10,196,372
6,500,000		United States Treasury Notes, 3.125%, 1/31/2007	6,453,740
		TOTAL U.S. TREASURY	22,127,518
		REPURCHASE AGREEMENTS--95.9%
88,241,000		Interest in $2,323,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $2,323,338,771 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,369,460,967.	88,241,000
105,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.26%, dated 7/31/2006, under which Bear Stearns & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2016 for $1,500,219,167 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,557,996,728.	105,000,000
5,000,000		Interest in $100,000,000 joint repurchase agreement 5.15%, dated 7/31/2006, under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2021 for $100,014,306 on 8/1/2006. The market value of the underlying securities at the end of the period was $102,000,718.	5,000,000
105,000,000		Interest in $1,350,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,350,196,875 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,377,001,350.	105,000,000
105,000,000		Interest in $850,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2011 for $850,123,958 on 8/1/2006. The market value of the underlying security at the end of the period was $868,259,653.	105,000,000
5,000,000		Interest in $100,000,000 joint repurchase agreement 5.15%, dated 7/31/2006, under which UBS Securities LLC will repurchase a U.S. Treasury security maturing on 12/15/2010 for $100,014,306 on 8/1/2006. The market value of the underlying security at the end of the period was $102,001,058.	5,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$6,000,000	[1]	Interest in $244,000,000 joint repurchase agreement 5.20%, dated 6/1/2006, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2015 for $250,344,000 on 11/29/2006. The market value of the underlying securities at the end of the period was $251,133,204.	$6,000,000
90,000,000		Interest in $1,850,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2021 for $1,850,269,792 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,887,004,311.	90,000,000
		TOTAL REPURCHASE AGREEMENTS	509,241,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [2]	531,368,518
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(640,505)
		TOTAL NET ASSETS--100%	$530,728,013

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2006

Assets:
Investments in repurchase agreements	$509,241,000
Investments in securities	22,127,518
Total investments in securities, at amortized cost and value		$531,368,518
Cash		105,329
Income receivable		210,611
Receivable for shares sold		187,215
TOTAL ASSETS		531,871,673
Liabilities:
Payable for shares redeemed	13,133
Income distribution payable	924,894
Payable for Directors'/Trustees' fees	541
Payable for transfer and dividend disbursing agent fees and expenses	69,912
Payable for shareholder services fee (Note 5)	104,275
Accrued expenses	30,905
TOTAL LIABILITIES		1,143,660
Net assets for 530,732,392 shares outstanding		$530,728,013
Net Assets Consist of:
Paid-in capital		$530,730,403
Distributions in excess of net investment income		(2,390)
TOTAL NET ASSETS		$530,728,013
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$530,728,013 ÷ 530,732,392 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2006

Investment Income:
Interest			$28,216,644
Expenses:
Investment adviser fee (Note 5)		$3,344,961
Administrative personnel and services fee (Note 5)		532,784
Account administration fee		4,177
Custodian fees		39,661
Transfer and dividend disbursing agent fees and expenses		304,880
Directors'/Trustees' fees		6,756
Auditing fees		16,436
Legal fees		6,986
Portfolio accounting fees		104,861
Shareholder services fee (Note 5)		1,363,612
Share registration costs		38,405
Printing and postage		18,188
Insurance premiums		11,577
Miscellaneous		17,983
TOTAL EXPENSES		5,811,267
Waivers (Note 5):
Waiver of investment adviser fee	$(1,790,994)
Waiver of administrative personnel and services fee	(23,012)
Waiver of shareholder services fee	(17,574)
TOTAL WAIVERS		(1,831,580)
Net expenses			3,979,687
Net investment income			$24,236,957

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,236,957	$13,908,921
Distributions to Shareholders:
Distributions from net investment income	(24,245,137)	(13,909,324)
Share Transactions:
Proceeds from sale of shares	3,518,350,577	4,492,706,349
Net asset value of shares issued to shareholders in payment of distributions declared	13,859,150	8,185,540
Cost of shares redeemed	(3,802,457,095)	(4,556,505,939)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(270,247,368)	(55,614,050)
Change in net assets	(270,255,548)	(55,614,453)
Net Assets:
Beginning of period	800,983,561	856,598,014
End of period (including undistributed (distributions in excess of) net investment income of $(2,390) and $5,790, respectively)	$530,728,013	$800,983,561

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2006

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2006	2005
Shares sold	3,518,350,577	4,492,706,349
Shares issued to shareholders in payment of distributions declared	13,859,150	8,185,540
Shares redeemed	(3,802,457,095)	(4,556,505,939)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(270,247,368)	(55,614,050)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2006 and 2005 were as follows:

	2006	2005
Ordinary income [1]	$24,245,137	$13,909,324

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$922,504
Dividend payable	$(924,894)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the Adviser voluntarily waived $1,790,994 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended July 31, 2006, FSSC voluntarily waived $17,574 of its shareholder services fees. For the year ended July 31, 2006, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF AUTOMATED GOVERNMENT MONEY TRUST:

We have audited the accompanying statement of assets and liabilities of Automated Government Money Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Government Money Trust, a portfolio of Money Market Obligations Trust, at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; Controller of Federated Investors, Inc.; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill has been the Fund's Portfolio Manager since July 1993. Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began Serving: August 2006	Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

Automated Government Money Trust (the "Fund")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was below the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements was above the median of the relevant peer group.

At the Senior Officer's recommendation, the Board reviewed the fees and other expenses of the Fund with the Adviser. After discussion regarding peer group classification, the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Automated Government Money Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N815

28845 (9/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended 7/31/2006	Period Ended 7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.034	0.009
Less Distributions:
Distributions from net investment income	(0.034)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00
Total Return [2]	3.46%	0.87%

Ratios to Average Net Assets:
Net expenses	1.00%	1.00	% [3]
Net investment income	3.43%	2.23	% [3]
Expense waiver/reimbursement [4]	0.30%	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,623,531	$6,250,822

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,019.40	$5.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.84	$5.01

1 Expenses are equal to the Fund's annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	76.6%
U.S. Government Agency Securities	23.3%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	67.2%
8-30 Days	8.9%
31-90 Days	14.8%
91-180 Days	4.2%
181 Days or more	4.8%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2006

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--23.3%
$35,000,000	[1]	Federal Farm Credit System Floating Rate Note, 5.216%, 8/1/2006	$34,991,472
255,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.039% - 5.340%, 8/2/2006 -10/5/2006	254,946,095
226,245,000		Federal Home Loan Bank System Notes, 2.100% - 5.500%, 8/15/2006 - 6/21/2007	225,933,631
212,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.000% - 5.005%, 8/22/2006 - 4/17/2007	207,903,995
567,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.010% - 5.350%, 8/7/2006 - 9/27/2006	566,845,701
198,398,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 5.500%, 8/11/2006 -7/9/2007	197,910,778
24,367,000	[2]	Federal National Mortgage Association Discount Notes, 5.070%, 9/1/2006	24,260,618
123,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.330%, 9/28/2006	122,907,774
144,000,000		Federal National Mortgage Association Notes, 3.000% - 5.070%, 9/1/2006 - 6/22/2007	142,822,652
		TOTAL U.S. GOVERNMENT AGENCIES	1,778,522,716
		REPURCHASE AGREEMENTS--76.6%
50,000,000	[3]	Repurchase agreement 5.280%, dated 7/11/2006 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/25/2032 for $50,220,000 on 8/10/2006. The market value of the underlying securities at the end of the period was $51,658,620.	50,000,000
250,000,000	[3]	Repurchase agreement 5.323%, dated 7/27/2006 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2035 for $253,548,333 on 10/31/2006. The market value of the underlying securities at the end of the period was $257,688,566.	250,000,000
1,500,000,000		Repurchase agreement 5.290%, dated 7/31/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 5/1/2036 for $1,500,220,417 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,530,000,001.	1,500,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,500,000,000		Repurchase agreement 5.290%, dated 7/31/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/6/2015 for $1,500,220,417 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,530,000,762.	$1,500,000,000
137,000,000		Interest in $291,000,000 joint repurchase agreement 5.250%, dated 7/31/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 1/15/2011 for $137,019,979 on 8/1/2006. The market value of the underlying securities at the end of the period was $296,820,001.	137,000,000
1,100,000,000		Repurchase agreement 5.290%, dated 7/31/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 11/1/2038 for $1,100,161,639 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,128,571,781.	1,100,000,000
700,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.290%, dated 7/31/2006 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $700,102,861 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,023,890,091.	700,000,000
500,000,000	[3]	Repurchase agreement 5.280%, dated 7/14/2006 under which CS First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 6/15/2036 for $501,906,667 on 8/9/2006. The market value of the underlying securities at the end of the period was $510,004,099.	500,000,000
100,000,000	[3]	Repurchase agreement 5.310%, dated 6/20/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $101,062,000 on 8/31/2006. The market value of the underlying securities at the end of the period was $102,888,292.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	5,837,000,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	7,615,522,716
		OTHER ASSETS AND LIABILITIES - NET--0.1%	8,008,658
		TOTAL NET ASSETS--100%	$7,623,531,374

1 Discount rate at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2006

Assets:
Investments in repurchase agreements	$5,837,000,000
Investments in securities	1,778,522,716
Total investments in securities, at amortized cost and value		$7,615,522,716
Income receivable		14,320,625
TOTAL ASSETS		7,629,843,341
Liabilities:
Payable to bank	649,961
Payable for distribution services fee (Note 5)	2,896,364
Payable for shareholder services fee (Note 5)	1,602,893
Payable for transfer and dividend disbursing agent fees and expenses	622,671
Payable for printing and postage fees and expenses	362,189
Accrued expenses	177,889
TOTAL LIABILITIES		6,311,967
Net assets for 7,623,441,054 shares outstanding		$7,623,531,374
Net Assets Consist of:
Paid-in capital		$7,623,441,054
Undistributed net investment income		90,320
TOTAL NET ASSETS		$7,623,531,374
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$7,623,531,374 ÷ 7,623,441,054 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2006

Investment Income:
Interest			$304,210,825
Expenses:
Investment adviser fee (Note 5)		$20,555,678
Administrative personnel and services fee (Note 5)		5,455,638
Custodian fees		188,290
Transfer and dividend disbursing agent fees and expenses		6,766,973
Directors'/Trustees' fees		57,800
Auditing fees		10,790
Legal fees		4,774
Portfolio accounting fees		194,310
Distribution services fee (Note 5)		37,685,409
Shareholder services fee (Note 5)		17,129,731
Share registration costs		257,024
Printing and postage		935,794
Insurance premiums		342
Miscellaneous		5,972
TOTAL EXPENSES		89,248,525
Waivers (Note 5):
Waiver of investment adviser fee	$(13,307,468)
Waiver of administrative personnel and services fee	(234,496)
Waiver of distribution services fee	(6,851,892)
TOTAL WAIVERS		(20,393,856)
Net expenses			68,854,669
Net investment income			$235,356,156

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Year Ended 7/31/2006	Period Ended 7/31/2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$235,356,156	$29,203,016
Distributions to Shareholders:
Distributions from net investment income	(235,433,046)	(29,035,806)
Share Transactions:
Proceeds from sale of shares	7,178,814,440	9,261,068,939
Net asset value of shares issued to shareholders in payment of distributions declared	235,432,403	29,011,414
Cost of shares redeemed	(6,041,460,584)	(3,039,425,558)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,372,786,259	6,250,654,795
Change in net assets	1,372,709,369	6,250,822,005
Net Assets:
Beginning of period	6,250,822,005	--
End of period (including undistributed net investment income of $90,320 and $167,210, respectively)	$7,623,531,374	$6,250,822,005

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2006

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Year Ended 7/31/2006	Period Ended 7/31/2005 [1]
Shares sold	7,178,814,440	9,261,068,939
Shares issued to shareholders in payment of distributions declared	235,432,403	29,011,414
Shares redeemed	(6,041,460,584)	(3,039,425,558)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,372,786,259	6,250,654,795

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended July 31, 2006 and the period ended July 31, 2005, was as follows:

	2006	2005
Ordinary income	$235,433,046	$29,035,806

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

2006
Undistributed ordinary income	$90,320

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.30% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the Adviser voluntarily waived $13,307,468 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC) from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, FSC voluntarily waived $6,851,892 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2006, FSC did not receive any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended July 31, 2006, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT RESERVES FUND:

We have audited the accompanying statement of assets and liabilities of Federated Government Reserves Fund (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from February 25, 2005 (commencement of operations) to July 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from February 25, 2005 (commencement of operations) to July 31, 2005, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.
Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University Executive Vice President, DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.
Other Directorships Held : Allegheny Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc. Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill has been the Fund's Portfolio Manager since December 2004. Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

FEDERATED GOVERNMENT RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. Because the Fund did not yet have a meaningful operating history. The Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Government Reserves Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608918205

33543 (9/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Master Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2006	2005 [1]	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.040	0.020	0.007	0.011	0.022
Less Distributions:
Distributions from net investment income	(0.040)	(0.020)	(0.007)	(0.011)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	4.05%	1.97%	0.71%	1.12%	2.23%

Ratios to Average Net Assets:
Net expenses	0.48%	0.47%	0.46%	0.46%	0.46%
Net investment income	3.97%	1.91%	0.71%	1.15%	2.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$189,392	$114,763	$148,324	$180,849	$289,339

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,022.30	$2.46
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.36	$2.46

1 Expenses are equal to the Fund's annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2006, the fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	39.2%
Commercial Paper & Notes	33.1%
Bank Instruments	22.5%
Repurchase Agreements	6.8%
Other Assets and Liabilities--Net [2]	(1.6)%
TOTAL	100.0%

At July 31, 2006, the fund's effective maturity 3 schedule was as follows:

	Percentage of Total Net Assets
1-7 Days	43.1	% [4]
8-30 Days	31.0%
31-90 Days	20.8%
91-180 Days	2.1%
181 Days and more	4.6%
Other Assets and Liabilities--Net [2]	(1.6)%
TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 26.3% of the Fund's portfolio.

Portfolio of Investments

July 31, 2006

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.0%
		Finance - Automotive--1.0%
$623,982		CarMax Auto Owner Trust 2006-1, Class A1, 5.180%, 5/15/2007	$623,982
1,000,000		GS Auto Loan Trust 2006-1, Class A1, 5.514%, 8/15/2007	1,000,000
282,209		World Omni Automobile Receivables Trust 2006-A, Class A1, 4.855%, 3/15/2007	282,209
		TOTAL ASSET-BACKED SECURITIES	1,906,191
		CERTIFICATES OF DEPOSIT--8.9%
		Banking--8.9%
1,000,000		Calyon, Paris, 5.355%, 4/30/2007	1,000,036
1,500,000		Citizens Bank of Pennsylvania, 5.220%, 8/28/2006	1,500,000
1,000,000		Credit Suisse, Zurich, 4.920%, 2/5/2007	1,000,000
2,500,000		Deutsche Bank AG, 4.405% - 4.500%, 10/4/2006 - 10/13/2006	2,500,013
1,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	999,220
750,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	750,000
2,000,000		Huntington National Bank, Columbus, OH, 5.190%, 8/1/2006	2,000,000
2,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.755%, 10/27/2006	2,000,023
5,000,000		Wells Fargo Bank, N.A., 5.310%, 8/10/2006	5,000,000
		TOTAL CERTIFICATES OF DEPOSIT	16,749,292
		COLLATERALIZED LOAN AGREEMENTS--10.0%
		Banking--2.6%
5,000,000		Fortis Bank SA/NV, 5.363%, 8/1/2006	5,000,000
		Brokerage--7.4%
6,000,000		Citigroup Global Markets, Inc., 5.413%, 8/1/2006	6,000,000
5,000,000		Goldman Sachs & Co., 5.413%, 8/1/2006	5,000,000
3,000,000		Merrill Lynch & Co., Inc., 5.443%, 8/1/2006	3,000,000
		TOTAL	14,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	19,000,000
		COMMERCIAL PAPER--33.5% [1]
		Banking--11.0%
2,000,000		Bank of America Corp., 5.330%, 9/21/2006	1,984,898
1,000,000	[2,3]	Blue Spice LLC, (Deutsche Bank AG SWP), 5.350%, 9/22/2006	992,272
2,000,000		Danske Corp., Inc., (Danske Bank A/S GTD), 4.984%, 4/10/2007	1,930,224
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Banking--continued
$2,000,000	[2,3]	KBC Financial Products International Ltd., (KBC Bank N.V. GTD), 5.100%, 11/20/2006	$1,968,550
7,000,000	[2,3]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.280% - 5.290%, 8/7/2006	6,993,832
7,000,000	[2,3]	Picaros Funding LLC, (KBC Bank N.V. GTD), 5.340% - 5.400%, 8/16/2006 - 10/11/2006	6,959,150
		TOTAL	20,828,926
		Finance - Automotive--6.8%
8,000,000		DaimlerChrysler Revolving Auto Conduit LLC, (A1+/P1 Series), 5.280%, 8/9/2006	7,990,613
4,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.210%, 9/15/2006	3,973,950
1,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.410%, 10/16/2006	988,579
		TOTAL	12,953,142
		Finance - Commercial--3.2%
6,000,000		CIT Group, Inc., 5.000% - 5.370%, 8/9/2006 - 11/15/2006	5,947,827
		Finance - Retail--6.4%
2,000,000	[2,3]	Compass Securitization LLC, 5.245%, 9/15/2006	1,986,888
8,000,000	[2,3]	Paradigm Funding LLC, 5.280%, 8/7/2006	7,992,960
2,214,000	[2,3]	Tulip Funding Corp., 5.110%, 10/24/2006	2,187,602
		TOTAL	12,167,450
		Finance - Securities--6.1%
4,000,000	[2,3,4]	Georgetown Funding Co. LLC, 5.419%, 9/19/2006	3,982,632
1,000,000	[2,3]	KLIO II Funding Ltd., 5.360%, 9/8/2006	994,342
6,000,000	[2,3]	Perry Global Funding LLC (Series A), 5.180% - 5.390%, 8/9/2006 - 10/4/2006	5,976,231
500,000	[2,3]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.040%, 8/2/2006	499,930
		TOTAL	11,453,135
		TOTAL COMMERCIAL PAPER	63,350,480
		CORPORATE NOTES--1.7%
		Finance - Securities--1.7%
1,750,000	[2,3]	K2 (USA) LLC, (K2 Corp. GTD), 5.000%, 3/9/2007 - 3/12/2007	1,750,000
1,500,000	[2,3]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.830% - 5.750%, 1/30/2007 - 7/25/2007	1,500,000
		TOTAL CORPORATE NOTES	3,250,000
Principal Amount			Value
		GOVERNMENT AGENCIES--0.5%
		Government Agency--0.5%
$1,000,000		Federal Home Loan Mortgage Corp., 5.410%, 6/18/2007	$1,000,000
		NOTES - VARIABLE--39.2% [5]
		Banking--14.4%
2,000,000	[2,3]	Bank of Ireland, 5.350%, 8/21/2006	2,000,000
2,000,000	[2,3]	Bank of New York Co., Inc., 5.458%, 8/28/2006	2,000,000
965,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 5.550%, 8/3/2006	965,000
4,500,000		Credit Suisse, Zurich, 5.280% - 5.477%, 9/12/2006 - 10/16/2006	4,500,000
470,000		Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	470,000
4,000,000		Greenwich Capital Holdings, Inc., (Greenwich Capital Holdings, Inc. LOC), 5.360%, 8/28/2006	4,000,000
500,000		Greenwich Capital Holdings, Inc., (Greenwich Capital Holdings, Inc. GTD), 5.305%, 8/9/2006	500,000
3,000,000	[2,3]	HBOS Treasury Services PLC, 5.259% - 5.315%, 8/9/2006 - 8/21/2006	3,000,000
3,000,000		HBOS Treasury Services PLC, 5.530%, 9/25/2006	3,000,000
2,000,000	[2,3]	Royal Bank of Canada, Montreal, 5.316%, 8/1/2006	2,000,000
1,500,000		Wells Fargo & Co., 5.396%, 8/2/2006	1,500,000
2,500,000	[2,3]	Westpac Banking Corp. Ltd., Sydney, 5.339%, 8/16/2006	2,500,000
245,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.600%, 8/3/2006	245,000
480,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 5.450%, 8/3/2006	480,000
		TOTAL	27,160,000
		Brokerage--6.6%
2,000,000		Goldman Sachs Group, Inc., 5.307%, 8/7/2006	2,000,000
2,000,000	[2,3]	Goldman Sachs Group, Inc., 5.389%, 8/15/2006	2,000,075
2,000,000	[2,3]	Merrill Lynch & Co., Inc., 5.599%, 8/11/2006	2,000,000
2,500,000		Merrill Lynch & Co., Inc.,5.402%, 8/3/2006	2,500,000
4,000,000		Morgan Stanley, 5.373% - 5.410%, 8/1/2006	4,000,000
		TOTAL	12,500,075
		Finance - Retail--0.5%
1,000,000	[2,3]	Paradigm Funding LLC, 5.297%, 8/7/2006	1,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Finance - Securities--2.1%
$1,000,000	[2,3]	Beta Finance, Inc., 5.189%, 8/22/2006	$1,000,072
3,000,000	[2,3]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.329%, 8/15/2006	2,999,966
		TOTAL	4,000,038
		Government Agency--5.2%
9,890,000		Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA LOC), 5.320%, 8/3/2006	9,890,000
		Insurance--6.9%
5,000,000	[2,3]	MBIA Global Funding LLC, 5.317%, 8/14/2006	5,000,000
2,000,000		MetLife Insurance Co. of Connecticut, 5.328%, 9/1/2006	2,000,000
5,000,000		Monumental Life Insurance Co., 5.680%, 8/1/2006	5,000,000
1,000,000	[2,3]	Pacific Life Global Funding, 5.384%, 8/4/2006	1,000,012
		TOTAL	13,000,012
		Municipal--0.9%
1,700,000		Florida Hurricane Catastrophe Fund Finance Corp., 5.377%, 8/15/2006	1,700,000
		Pharmaceuticals and Health Care--2.6%
5,000,000	[2,3]	Eli Lilly Services, Inc., (Eli Lilly & Co. GTD), 5.316%, 8/1/2006	5,000,000
		TOTAL NOTES - VARIABLE	74,250,125
		REPURCHASE AGREEMENT--6.8%
12,895,000		Interest in $3,200,000,000 joint repurchase agreement 5.290%, dated 7/31/2006 under which Bank of America N.A., will repurchase U.S. government agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.	12,895,000
		TOTAL INVESTMENTS--101.6% (AT AMORTIZED COST) [6]	192,401,088
		OTHER ASSETS AND LIABILITIES - NET--(1.6)%	(3,009,430)
		TOTAL NET ASSETS--100%	$189,391,658

1 Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $75,284,514, which represented 39.8% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $75,284,514, which represented 39.8% of total net assets.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2006

Assets:
Total investments in securities, at amortized cost and value		$192,401,088
Cash		395,349
Income receivable		616,693
Receivable for shares sold		68,545
TOTAL ASSETS		193,481,675
Liabilities:
Payable for investments purchased	$3,500,000
Payable for shares redeemed	124,473
Income distribution payable	428,109
Accrued expenses	37,435
TOTAL LIABILITIES		4,090,017
Net assets for 189,382,558 shares outstanding		$189,391,658
Net Assets Consist of:
Paid-in capital		$189,392,123
Distributions in excess of net investment income		(465)
TOTAL NET ASSETS		$189,391,658
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$189,391,658 ÷ 189,382,558 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2006

Investment Income:
Interest			$8,257,009
Expenses:
Investment adviser fee (Note 5)		$741,814
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		21,810
Transfer and dividend disbursing agent fees and expenses		97,123
Directors'/Trustees' fees		1,163
Auditing fees		16,542
Legal fees		6,624
Portfolio accounting fees		52,940
Shareholder services fee (Note 5)		347,405
Share registration costs		60,558
Printing and postage		17,942
Insurance premiums		8,103
Miscellaneous		925
TOTAL EXPENSES		1,522,949
Waivers (Note 5):
Waiver of investment adviser fee	$(271,967)
Waiver of administrative personnel and services fee	(8,685)
Waiver of shareholder services fee	(347,405)
TOTAL WAIVERS		(628,057)
Net expenses			894,892
Net investment income			$7,362,117

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,362,117	$2,487,188
Distributions to Shareholders:
Distributions from net investment income	(7,362,217)	(2,488,950)
Share Transactions:
Proceeds from sale of shares	539,637,801	397,334,161
Proceeds from shares issued in connection with the tax-free transfer of assets from Money Market Trust	55,892,115	--
Net asset value of shares issued to shareholders in payment of distributions declared	3,238,608	775,148
Cost of shares redeemed	(524,139,366)	(431,669,368)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	74,629,158	(33,560,059)
Change in net assets	74,629,058	(33,561,821)
Net Assets:
Beginning of period	114,762,600	148,324,421
End of period (including distributions in excess of net investment income of $(465) and $(365), respectively)	$189,391,658	$114,762,600

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2006

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Federated Master Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is current income consistent with stability of principal.

On August 8, 2005, the Fund received assets from Money Market Trust as the result of a tax-free reorganization, as follows:

	Shares of Federated Master Trust Issued	Money Market Trust Net Assets Received	Net Assets of Federated Master Trust Prior to Combination	Net Assets of Money Market Trust Immediately Prior to Combination	Net Assets of Federated Master Trust Immediately After Combination
Total	55,882,550	$55,892,115	$140,329,381	$55,892,115	$196,221,496

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions, if any, are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2006	2005
Shares sold	539,637,801	397,334,161
Shares issued in connection with the tax-free transfer of assets from Money Market Trust	55,882,550	--
Shares issued to shareholders in payment of distributions declared	3,238,608	775,148
Shares redeemed	(524,139,366)	(431,669,368)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	74,619,593	(33,560,059)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$7,362,217	$2,488,950

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$427,644
Dividend payable--current year end	(428,109)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund. For the year ended July 31, 2006, the Adviser waived $271,967 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may choose to waive any portion of its fee. FAS can modify or terminate this waiver at any time at its sole discretion. For the year ended July 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may choose to waive any portion of their fee. In addition, FSSC may reimburse the Fund for shareholder services fees. This waiver and/or reimbursement can be modified or terminated at any time. For the year ended July 31, 2006, FSSC waived $347,405 of its fee. For the year ended July 31, 2006, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED MASTER TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Master Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Master Trust, a portfolio of the Money Market Obligations Trust, at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions : Vice President, Finance of Federated Services Company; Controller of Federated Investors, Inc.; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

FEDERATED MASTER TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N740

28846 (9/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.039	0.019	0.006	0.010	0.020
Less Distributions:
Distributions from net investment income	(0.039)	(0.019)	(0.006)	(0.010)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	4.01%	1.93%	0.65%	1.04%	1.97%

Ratios to Average Net Assets:
Net expenses	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	3.96%	1.91%	0.64%	1.03%	1.95%
Expense waiver/reimbursement [2]	0.31%	0.45%	0.40%	0.38%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$204,909	$110,588	$128,039	$220,547	$212,948

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,022.10	$2.31
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.51	$2.31

1 Expenses are equal to the Fund's annualized net expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	80.5%
U.S. Government Agency Securities	19.6%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	58.8%
8-30 Days	17.5%
31-90 Days	11.3%
91-180 Days	7.5%
181 Days or more	5.0%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2006

Principal Amount			Value
		GOVERNMENT AGENCIES--19.6%
$4,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.039% - 5.340%, 8/2/2006 - 10/4/2006	$4,499,050
5,410,000		Federal Home Loan Bank System Notes, 2.375% - 5.500%, 8/11/2006 - 6/21/2007	5,405,909
6,150,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.190% - 5.005%, 9/29/2006 - 5/1/2007	6,007,173
9,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.010% - 5.350%, 8/7/2006 - 9/27/2006	9,496,743
7,282,000		Federal Home Loan Mortgage Corp. Notes, 2.700% - 5.500%, 8/11/2006 - 7/9/2007	7,262,814
5,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.330%, 9/28/2006	4,996,251
2,500,000		Federal National Mortgage Association Notes, 3.875% - 4.840%, 5/15/2007 - 6/22/2007	2,475,779
		TOTAL GOVERNMENT AGENCIES	40,143,719
		REPURCHASE AGREEMENTS--80.5%
12,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 5.3225%, dated 7/27/2006 under which Banc of America LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $507,096,667 on 10/31/2006. The market value of the underlying securities at the end of the period was $512,990,020.	12,000,000
4,000,000	[3]	Interest in $900,000,000 joint repurchase agreement 5.28%, dated 7/11/2006 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 6/25/2036 for $903,960,000 on 8/10/2006. The repurchase value of the underlying securities at the end of the period was $926,698,636.	4,000,000
9,068,000		Interest in $2,323,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $2,323,338,771 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,369,460,967.	9,068,000
12,000,000	[3]	Interest in $900,000,000 joint repurchase agreement 5.28%, dated 7/14/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $903,036,000 on 8/9/2006. The repurchase value of the underlying securities at the end of the period was $927,003,994.	12,000,000
5,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.31%, dated 6/20/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $757,522,500 on 8/28/2006. The repurchase value of the underlying securities at the end of the period was $772,503,322.	5,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$7,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 5.28%, dated 7/5/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/15/2046 for $1,004,986,667 on 8/8/2006. The repurchase value of the underlying securities at the end of the period was $1,023,758,060.	$7,000,000
5,000,000	[3]	Interest in $375,000,000 joint repurchase agreement 5.31%, dated 6/20/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $378,982,500 on 8/31/2006. The repurchase value of the underlying securities at the end of the period was $385,895,608.	5,000,000
24,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2006 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $1,000,147,222 on 8/1/2006. The repurchase value of the underlying securities at the end of the period was $1,030,003,431.	24,000,000
41,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which J.P. Morgan Securities, Inc. will repurchase a U.S. Treasury Security and U.S. Government Agency securities with various maturities to 8/15/2041 for $1,000,146,944 on 8/1/2006. The repurchase value of the underlying securities at the end of the period was $1,022,651,313.	41,000,000
4,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.31%, dated 6/21/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $757,522,500 on 8/28/2006. The repurchase value of the underlying securities at the end of the period was $777,061,107.	4,000,000
42,000,000		Interest in $500,000,000 joint repurchase agreement 5.30%, dated 7/31/2006 under which WAMU Capital Corp. will repurchase U.S. Government Agency securities with various maturities to 7/20/2036 for $500,073,611 on 8/1/2006. The repurchase value of the underlying securities at the end of the period was $510,035,110.	42,000,000
		TOTAL REPURCHASE AGREEMENTS	165,068,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [4]	205,211,719
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(302,376)
		TOTAL NET ASSETS--100%	$204,909,343

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2006

Assets:
Investments in repurchase agreements	$165,068,000
Investments in securities	40,143,719
Total investments in securities, at amortized cost and value		$205,211,719
Income receivable		470,781
Receivable for shares sold		135,325
TOTAL ASSETS		205,817,825
Liabilities:
Payable for shares redeemed	253,621
Income distribution payable	593,158
Payable to bank	21
Payable for transfer and dividend disbursing agent fees and expenses	38,662
Accrued expenses	23,020
TOTAL LIABILITIES		908,482
Net assets for 204,898,311 shares outstanding		$204,909,343
Net Assets Consist of:
Paid-in capital		$204,909,513
Distributions in excess of net investment income		(170)
TOTAL NET ASSETS		$204,909,343
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$204,909,343 ÷ 204,898,311 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2006

Investment Income:
Interest			$9,001,965
Expenses:
Investment adviser fee (Note 5)		$814,186
Administrative personnel and services fee (Note 5)		162,052
Custodian fees		23,347
Transfer and dividend disbursing agent fees and expenses		55,115
Directors'/Trustees' fees		1,121
Auditing fees		16,436
Legal fees		6,567
Portfolio accounting fees		56,547
Shareholder services fee (Note 5)		373,561
Share registration costs		39,822
Printing and postage		7,420
Insurance premiums		8,271
Miscellaneous		687
TOTAL EXPENSES		1,565,132
Waivers (Note 5):
Waiver of investment adviser fee	$(238,398)
Waiver of administrative personnel and services fee	(6,949)
Waiver of shareholder services fee	(373,561)
TOTAL WAIVERS		(618,908)
Net expenses			946,224
Net investment income			$8,055,741

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,055,741	$2,435,157
Distributions to Shareholders:
Distributions from net investment income	(8,056,155)	(2,434,832)
Share Transactions:
Proceeds from sale of shares	629,496,212	343,625,826
Proceeds from shares issued in connection with the tax-free transfer of assets from Trust for Short-Term U.S. Government Securities	65,132,145	--
Net asset value of shares issued to shareholders in payment of distributions declared	2,305,750	981,168
Cost of shares redeemed	(602,612,124)	(362,058,240)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	94,321,983	(17,451,246)
Change in net assets	94,321,569	(17,450,921)
Net Assets:
Beginning of period	110,587,774	128,038,695
End of period (including undistributed (distributions in excess of) net investment income of $(170) and $244, respectively)	$204,909,343	$110,587,774

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2006

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Federated Short-Term U.S. Government Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to provide high income consistent with stability of principal and liquidity.

On August 8, 2005, the Fund received assets from Trust for Short-Term U.S. Government Securities as the result of a tax-free reorganization as follows:

Shares of Federated Short-Term U.S. Government Trust Issued	Trust for Short-Term U.S. Government Securities Net Assets Received	Net Assets of Federated Short-Term U.S. Government Trust Prior to Combination	Net Assets of Trust for Short-Term U.S. Government Securities Immediately Prior to Combination	Net Assets of Federated Short-Term U.S. Government Trust Immediately After Combination
65,120,943	$65,132,145	$146,308,953	$65,132,145	$211,441,098

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2006	2005
Shares sold	629,496,212	343,625,826
Shares issued in connection with the tax-free transfer of assets from Trust for Short-Term U.S. Government Securities	65,120,943	--
Shares issued to shareholders in payment of distributions declared	2,305,750	981,168
Shares redeemed	(602,612,124)	(362,058,240)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	94,310,781	(17,451,246)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$8,056,155	$2,434,832

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$592,988
Dividend payable	$(593,158)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the Adviser voluntarily waived $238,398.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to FSSC, for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fee. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended July 31, 2006, FSSC voluntarily waived $373,561 of its fee. For the year ended July 31, 2006, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term U.S. Government Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term U.S. Government Trust, a portfolio of the Money Market Obligations Trust, at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: November 1998	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

** Officers do not receive any compensation from the Fund.

Evaluation and Approval of Advisory Contract

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Short-Term U.S. Government Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N765

28726 (9/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2006

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.041	0.022	0.009	0.013	0.021
Net realized and unrealized gain on investments	--	--	--	--	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.041	0.022	0.009	0.013	0.022
Less Distributions:
Distributions from net investment income	(0.041)	(0.022)	(0.009)	(0.013)	(0.021)
Distributions from net realized gain on investments	--	--	--	--	(0.001)
TOTAL DISTRIBUTIONS	(0.041)	(0.022)	(0.009)	(0.013)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	4.21%	2.17%	0.89%	1.26%	2.22%

Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	4.15%	2.15%	0.88%	1.25%	2.16%
Expense waiver/reimbursement [2]	0.29%	0.34%	0.35%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,556,092	$1,206,111	$1,159,503	$1,521,953	$1,798,217

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,023.10	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.00

1 Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
U.S. Government Agency Securities	100.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	19.8%
8-30 Days	49.9%
31-90 Days	24.7%
91-180 Days	1.8%
181 Days or more	3.9%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2006

Principal Amount			Value
		GOVERNMENT AGENCIES--100.1%
$265,000,000	[1]	Federal Farm Credit System Discount Notes, 5.100% - 5.150%, 8/2/2006 - 8/10/2006	$264,876,601
809,315,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.206% - 5.376%, 8/1/2006 - 10/13/2006	809,219,267
11,085,000		Federal Farm Credit System Notes, 2.375% - 3.750%, 10/2/2006 - 10/20/2006	11,043,576
1,933,000,000	[1]	Federal Home Loan Bank System Discount Notes, 4.935% - 5.309%, 8/1/2006 - 10/18/2006	1,927,092,025
220,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.039% - 5.380%, 8/2/2006 - 10/10/2006	219,942,016
337,950,000		Federal Home Loan Bank System Notes, 2.375% - 7.625%, 8/15/2006 - 7/13/2007	336,995,725
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [3]	3,569,169,210
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(2,196,433)
		TOTAL NET ASSETS--100%	$3,566,972,777

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2006

Assets:
Total investments in securities, at amortized cost and value		$3,569,169,210
Cash		1,201,979
Income receivable		8,082,155
Receivable for shares sold		124,059
TOTAL ASSETS		3,578,577,403
Liabilities:
Payable for shares redeemed	$125,488
Payable for shareholder services fee (Note 5)	422,924
Payable for account administration fee (Note 5)	162
Income distribution payable	10,929,348
Accrued expenses	126,704
TOTAL LIABILITIES		11,604,626
Net assets for 3,566,936,530 shares outstanding		$3,566,972,777
Net Assets Consist of:
Paid in capital		$3,566,945,907
Undistributed net investment income		26,870
TOTAL NET ASSETS		$3,566,972,777
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,556,092,071 ÷ 1,556,128,746 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$2,010,880,706 ÷ 2,010,807,784 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2006

Investment Income:
Interest			$145,036,916
Expenses:
Investment adviser fee (Note 5)		$6,657,578
Administrative personnel and services fee (Note 5)		2,650,495
Account administration fee--Institutional Service Shares		30,232
Custodian fees		139,112
Transfer and dividend disbursing agent fees and expenses		59,345
Directors'/Trustees' fees		23,720
Auditing fees		16,735
Legal fees		7,899
Portfolio accounting fees		176,392
Shareholder services fee--Institutional Shares (Note 5)		2,517,226
Shareholder services fee--Institutional Service Shares (Note 5)		4,903,799
Share registration costs		72,371
Printing and postage		18,459
Insurance premiums		25,035
Miscellaneous		27,406
TOTAL EXPENSES		17,325,804
Waivers (Note 5):
Waiver of investment adviser fee	$(2,940,111)
Waiver of administrative personnel and services fee	(113,957)
Waiver of shareholder services fee--Institutional Shares	(2,517,226)
TOTAL WAIVERS		(5,571,294)
Net expenses			11,754,510
Net investment income			$133,282,406

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$133,282,406	$57,198,420
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(56,310,426)	(24,544,085)
Institutional Service Shares	(76,961,103)	(32,638,685)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(133,271,529)	(57,182,770)
Share Transactions:
Proceeds from sale of shares	11,799,039,407	8,879,726,436
Proceeds from shares issued in connection with tax-free merger of assets from the Trust for Government Cash Reserves	84,754,065	--
Net asset value of shares issued to shareholders in payment of distributions declared	31,940,046	16,250,172
Cost of shares redeemed	(11,352,758,580)	(8,808,500,655)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	562,974,938	87,475,953
Change in net assets	562,985,815	87,491,603
Net Assets:
Beginning of period	3,003,986,962	2,916,495,359
End of period (including undistributed net investment income of $26,870 and $15,993, respectively)	$3,566,972,777	$3,003,986,962

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2006

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund") a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

On December 9, 2005, Government Obligations Tax-Managed Fund received assets from Trust for Government Cash Reserves as a result of a tax-free reorganization, as follows:

	Shares of the Fund Issued	Trust for Government Cash Reserves Net Assets Received	Net Assets of the Fund Prior to Combination	Net Assets of Trust for Government Cash Reserves Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Trust for Government Cash Reserves	84,754,065	$84,754,065	$3,211,157,913	$84,754,065	$3,295,911,978

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as account administration and shareholder service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,325,739,769	$6,325,749,146	4,281,102,291	$4,281,102,291
Shares issued in connection with tax-free transfer of assets from Trust for Government Cash Reserves	84,754,065	84,754,065	--	--
Shares issued to shareholders in payment of distributions declared	16,260,309	16,260,309	6,541,528	6,541,528
Shares redeemed	(6,076,755,268)	(6,076,755,268)	(4,241,037,779)	(4,241,037,779)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	349,998,875	$350,008,252	46,606,040	$46,606,040

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,473,290,261	$5,473,290,261	4,598,624,145	$4,598,624,145
Shares issued to shareholders in payment of distributions declared	15,679,737	15,679,737	9,708,644	9,708,644
Shares redeemed	(5,276,003,312)	(5,276,003,312)	(4,567,462,876)	(4,567,462,876)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	212,966,686	$212,966,686	40,869,913	$40,869,913
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	562,965,561	$562,974,938	87,475,953	$87,475,953

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$133,271,529	$57,182,770

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$10,956,219
Dividend payable	$(10,929,348)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the Adviser voluntarily waived $2,940,111 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended July 31, 2006, FSSC voluntarily waived $2,517,226 of its fee. For the year ended July 31, 2006, the FSSC received $579 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)

On August 18, 2006, the Fund's Trustees, upon the recommendation of the Audit Committee, and completion of the audit for July 31, 2006, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm for the fiscal year ended July 31, 2007. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The reports issued by D&T on the Fund's financial statements for the fiscal years ended July 31, 2005 and July 31, 2006, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended July 31, 2005 and July 31, 2006: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with the reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicted above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending July 31, 2007. During the Fund's fiscal years ended July 31, 2005 and July 31, 2006 and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS TAX-MANAGED FUND FOR THE INSTITUTIONAL SHARES:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Tax-Managed Fund (the "Fund") (a portfolio of the Money Market Obligations Trust) as of July 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 22, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; Controller of Federated Investors, Inc.; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Government Obligations Tax-Managed Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

Established 1980

A Portfolio of Money Market Obligations Trust

27TH ANNUAL SHAREHOLDER REPORT

July 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.035	0.015	0.002	0.006	0.015
Less Distributions:
Distributions from net investment income	(0.035)	(0.015)	(0.002)	(0.006)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	3.53%	1.47%	0.19%	0.57%	1.47%

Ratios to Average Net Assets:
Net expenses	0.93%	0.92%	0.92%	0.93%	0.96%
Net investment income	3.47%	1.42%	0.20%	0.58%	1.46%
Expense waiver/reimbursement [2]	0.29%	0.22%	0.28%	0.19%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$258,486	$270,162	$323,777	$443,485	$532,987

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.026	0.006	0.0001	0.001	0.006
Less Distributions:
Distributions from net investment income	(0.026)	(0.006)	(0.0001)	(0.001)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	2.61%	0.62%	0.01%	0.05%	0.57%

Ratios to Average Net Assets:
Net expenses	1.83%	1.75%	1.10%	1.46%	1.86%
Net investment income	2.51%	0.52%	0.02%	0.05%	0.53%
Expense waiver/reimbursement [2]	0.14%	0.14%	0.85%	0.41%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$41,481	$54,502	$101,443	$122,807	$153,901

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended	Period Ended
	7/31/2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.026	0.003
Less Distributions:
Distributions from net investment income	(0.026)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00
Total Return [2]	2.61%	0.33%

Ratios to Average Net Assets:
Net expenses	1.82%	1.82	% [3]
Net investment income	2.73%	1.46	% [3]
Expense waiver/reimbursement [4]	0.14%	0.00	% [3,5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,699	$1,285

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class F Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended	Period Ended
	7/31/2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.035	0.006
Less Distributions:
Distributions from net investment income	(0.035)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00
Total Return [2]	3.53%	0.56%

Ratios to Average Net Assets:
Net expenses	0.94%	0.92	% [3]
Net investment income	3.46%	3.57	% [3]
Expense waiver/reimbursement [4]	0.28%	0.15	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$184	$5

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,019.70	$4.61
Class B Shares	$1,000	$1,015.20	$9.09
Class C Shares	$1,000	$1,015.20	$9.09
Class F Shares	$1,000	$1,019.70	$4.61
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.23	$4.61
Class B Shares	$1,000	$1,015.77	$9.10
Class C Shares	$1,000	$1,015.77	$9.10
Class F Shares	$1,000	$1,020.23	$4.61

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.82%
Class C Shares	1.82%
Class F Shares	0.92%

Portfolio of Investments Summary Table

At July 31, 2006, the fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	77.9%
U.S. Government Agency Securities	22.1%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

At July 31, 2006, the fund's effective maturity 3 schedule was as follows:

	Percentage of Total Net Assets
1-7 days	52.9	% [4]
8-30 days	20.9%
31-90 days	16.8%
91-180 days	4.4%
181 Days and more	5.0%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a more complete description of the principal types of securities in which the fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market funds.

4 Overnight securities comprised 49.9% of the Fund's portfolio.

Portfolio of Investments

July 31, 2006

Principal Amount			Value
		GOVERNMENT AGENCIES--22.1%
$12,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.039% - 5.340%, 8/2/2006 - 10/04/2006	$11,997,102
8,475,000		Federal Home Loan Bank System Notes, 2.625% - 5.500%, 8/11/2006 - 6/21/2007	8,467,250
10,090,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.190% - 5.005%, 9/29/2006 - 5/1/2007	9,836,906
19,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.010% - 5.350%, 8/7/2006 - 9/27/2006	18,993,739
9,250,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 5.500%, 8/11/2006 - 7/9/2007	9,227,862
5,000,000	[1]	Federal National Mortgage Association Floating Rate Note, 5.330%, 9/28/2006	4,996,251
3,500,000		Federal National Mortgage Association Notes, 3.875% - 4.840%, 5/15/2007 - 6/22/2007	3,467,028
		TOTAL GOVERNMENT AGENCIES	66,986,138
		REPURCHASE AGREEMENTS--77.9%
10,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 5.3225%, dated 7/27/2006, under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $507,096,667 on 10/31/2006. The market value of the underlying securities at the end of the period was $512,990,020.	10,000,000
5,000,000	[3]	Interest in $900,000,000 joint repurchase agreement 5.28%, dated 7/11/2006, under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 6/25/2036 for $903,960,000 on 8/10/2006. The market value of the underlying securities at the end of the period was $926,698,636.	5,000,000
15,754,000		Interest in $2,323,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $2,323,338,771 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,369,460,967.	15,754,000
15,000,000	[3]	Interest in $900,000,000 joint repurchase agreement 5.28%, dated 7/14/2006, under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $903,036,000 on 8/9/2006. The market value of the underlying securities at the end of the period was $927,003,994.	15,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$11,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.31%, dated 6/20/2006, under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $757,522,500 on 8/28/2006. The market value of the underlying securities at the end of the period was $772,503,322.	$11,000,000
5,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 5.28%, dated 7/5/2006, under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/15/2046 for $1,004,986,667 on 8/8/2006. The market value of the underlying securities at the end of the period was $1,023,758,060.	5,000,000
19,000,000	[3]	Interest in $375,000,000 joint repurchase agreement 5.31%, dated 6/20/2006, under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $378,982,500 on 8/31/2006. The market value of the underlying securities at the end of the period was $385,895,608.	19,000,000
15,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2006, under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $1,000,147,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,030,003,431.	15,000,000
60,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 8/15/2041 for $1,000,146,944 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,022,651,313.	60,000,000
20,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.31%, dated 6/21/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $757,522,500 on 8/28/2006. The market value of the underlying securities at the end of the period was $777,061,107.	20,000,000
61,000,000		Interest in $500,000,000 joint repurchase agreement 5.30%, dated 7/31/2006, under which WAMU Capital Corp. will repurchase U.S. Government Agency securities with various maturities to 7/20/2036 for $500,073,611 on 8/1/2006. The market value of the underlying securities at the end of the period was $510,035,110.	61,000,000
		TOTAL REPURCHASE AGREEMENTS	236,754,000
		TOTAL INVESTMENTS-100.0% (AT AMORTIZED COST) [4]	303,740,138
		OTHER ASSETS AND LIABILITIES - NET--0.0%	110,110
		TOTAL NET ASSETS--100%	$303,850,248

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2006

Assets:
Investments in repurchase agreements	$236,754,000
Investments in securities	66,986,138
Total investments in securities, at amortized cost and value		$303,740,138
Cash		740
Income receivable		914,642
Receivable for shares sold		307,068
TOTAL ASSETS		304,962,588
Liabilities:
Payable for shares redeemed	520,618
Income distribution payable	63,226
Payable for Directors'/Trustees' fees	202
Payable for transfer and dividend disbursing agent fees and expenses	285,882
Payable for distribution services fee (Note 5)	28,299
Payable for shareholder services fee (Note 5)	169,614
Accrued expenses	44,499
TOTAL LIABILITIES		1,112,340
Net assets for 303,904,504 shares outstanding		$303,850,248
Net Assets Consist of:
Paid-in capital		$303,849,575
Undistributed net investment income		673
TOTAL NET ASSETS		$303,850,248

Statement of Assets and Liabilities

July 31, 2006

Net Asset Value and Offering Price per Share
Class A Shares:
$258,485,931 ÷ 258,543,524 shares outstanding, no par value, unlimited shares authorized	$1.00
Class B Shares:
$41,480,680 ÷ 41,478,398 shares outstanding, no par value, unlimited shares authorized	$1.00
Class C Shares:
$3,699,350 ÷ 3,698,307 shares outstanding, no par value, unlimited shares authorized	$1.00
Class F Shares:
$184,287 ÷ 184,275 shares outstanding, no par value, unlimited shares authorized	$1.00
Redemption Proceeds per Share:
Class A Shares	$1.00
Class B Shares (94.50/100 of $1.00) [1]	$0.95
Class C Shares (99.00/100 of $1.00) [1]	$0.99
Class F Shares (99.00/100 of $1.00) [1]	$0.99

1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2006

Investment Income:
Interest			$13,621,984
Expenses:
Investment adviser fee (Note 5)		$1,553,053
Administrative personnel and services fee (Note 5)		270,000
Custodian fees		12,730
Transfer and dividend disbursing agent fees and expenses		852,741
Directors'/Trustees' fees		3,052
Auditing fees		17,441
Legal fees		7,031
Portfolio accounting fees		119,264
Distribution services fee--Class B Shares (Note 5)		339,978
Distribution services fee--Class C Shares (Note 5)		17,152
Shareholder services fee--Class A Shares (Note 5)		653,972
Shareholder services fee--Class B Shares (Note 5)		113,326
Shareholder services fee--Class C Shares (Note 5)		5,564
Shareholder services fee--Class F Shares (Note 5)		524
Share registration costs		102,145
Printing and postage		59,644
Insurance premiums		8,961
Miscellaneous		3,793
TOTAL EXPENSES		4,140,371
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(413,108)
Waiver of administrative personnel and services fee	(34,598)
Waiver of shareholder services fee--Class A Shares	(296,404)
Waiver of shareholder services fee--Class F Shares	(241)
Reimbursement of shareholder services fee--Class A Shares	(94,788)
Reimbursement of shareholder services fee--Class F Shares	(70)
TOTAL WAIVERS AND REIMBURSEMENTS		(839,209)
Net expenses			3,301,162
Net investment income			$10,320,822

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,320,822	$4,516,459
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,112,576)	(4,176,051)
Class B Shares	(1,139,170)	(382,107)
Class C Shares	(61,406)	(1,620)
Class F Shares	(7,376)	(5)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,320,528)	(4,559,783)
Share Transactions:
Proceeds from sale of shares	173,752,700	144,879,200
Net asset value of shares issued to shareholders in payment of distributions declared	9,602,595	4,223,068
Cost of shares redeemed	(205,460,043)	(248,324,583)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,104,748)	(99,222,315)
Change in net assets	(22,104,454)	(99,265,639)
Net Assets:
Beginning of period	325,954,702	425,220,341
End of period (including undistributed net investment income of $673 and $379, respectively)	$303,850,248	$325,954,702

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2006

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

Effective May 2, 2005, the Fund began offering Class C Shares and Class F Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	141,280,203	$141,280,203	119,290,037	$119,290,037
Shares issued to shareholders in payment of distributions declared	8,570,155	8,570,155	3,906,658	3,906,658
Shares redeemed	(161,526,269)	(161,526,269)	(176,777,400)	(176,777,400)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(11,675,911)	$(11,675,911)	(53,580,705)	$(53,580,705)

Year Ended July 31	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	22,819,772	$22,819,772	24,157,819	$24,157,819
Shares issued to shareholders in payment of distributions declared	972,422	972,422	314,951	314,951
Shares redeemed	(36,813,796)	(36,813,796)	(71,404,197)	(71,404,197)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(13,021,602)	$(13,021,602)	(46,931,427)	$(46,931,427)

Year Ended July 31	2006		2005 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	8,972,578	$8,972,578	1,426,282	$1,426,282
Shares issued to shareholders in payment of distributions declared	53,236	53,236	1,455	1,455
Shares redeemed	(6,612,258)	(6,612,258)	(142,986)	(142,986)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,413,556	$2,413,556	1,284,751	$1,284,751

Year Ended July 31	2006		2005 [1]
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	680,147	$680,147	5,062	$5,062
Shares issued to shareholders in payment of distributions declared	6,782	6,782	4	4
Shares redeemed	(507,720)	(507,720)	--
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	179,209	$179,209	5,066	$5,066
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(22,104,748)	$(22,104,748)	(99,222,315)	$(99,222,315)

1 For the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2006 and 2005 was as follows:

	2006	2005
Ordinary income [1]	$10,320,528	$4,559,783

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$63,899
Dividend payable	$(63,226)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the Adviser voluntarily waived $413,108 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the net fee paid to FAS was 0.076% of average daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intemediaries whose customers purchase shares. For the year ended July 31, 2006, FSC retained $12,533 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended July 31, 2006, FSSC voluntarily waived $296,645 of its fee and voluntarily reimbursed $94,858 of shareholder services fees. For the year ended July 31, 2006, FSSC received $101,437 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities of Liberty U.S. Government Money Market Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liberty U.S. Government Money Market Trust, a portfolio of Money Market Obligations Trust, at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Trust. Where required, the tables separately list Board members who are "interested persons" of the Trust (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated) Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Allegheny Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; Controller of Federated Investors, Inc.; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group

At the Senior Officer's recommendation, the Board reviewed the fees and other expenses of the Fund with the Adviser and the Adviser noted the higher costs of services offered to shareholders and other expenses associated with the fund. The Board was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724
Cusip 60934N817
Cusip 60934N791

8042603 (9/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31,	2006	2005 [1]	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.043	0.022	0.009	0.012	0.020
Less Distributions:
Distributions from net investment income	(0.043)	(0.022)	(0.009)	(0.012)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	4.33%	2.27%	0.91%	1.25%	2.04%

Ratios to Average Net Assets:
Net expenses	0.18%	0.17%	0.16%	0.16%	0.16%
Net investment income	4.32%	2.28%	0.90%	1.24%	2.13%
Expense waiver/reimbursement [3]	0.30%	0.30%	0.30%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$86,721	$81,537	$93,831	$228,140	$242,443

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,023.70	$0.90
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.90	$0.90

1 Expenses are equal to the Fund's annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	100.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	100.1%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2006

Principal Amount		Value
	REPURCHASE AGREEMENTS--100.1%
$6,848,000	Interest in $2,323,000,000 joint repurchase agreement 5.250%, dated 7/31/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $2,323,338,771 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,369,460,967.	$6,848,000
16,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.290%, dated 7/31/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 12/16/2045 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,005,868.	16,000,000
16,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.300%, dated 7/31/2006 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $1,000,147,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,030,003,431.	16,000,000
16,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.290%, dated 7/31/2006 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency and U.S. Treasury securities with various maturities to 8/15/2041 for $1,000,146,944 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,022,651,313.	16,000,000
16,000,000	Interest in $700,000,000 joint repurchase agreement 5.290%, dated 7/31/2006 under which Merrill Lynch Government Securities will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $700,102,861 on 8/1/2006. The market value of the underlying securities at the end of the period was $721,000,666.	16,000,000
16,000,000	Interest in $500,000,000 joint repurchase agreement 5.290%, dated 7/31/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 3/1/2036 for $500,073,472 on 8/1/2006. The market value of the underlying securities at the end of the period was $512,301,208.	16,000,000
	TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [1]	86,848,000
	OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(127,250)
	TOTAL NET ASSETS --100%	$86,720,750

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2006

Assets:
Total investments in repurchase agreements, at amortized cost and value		$86,848,000
Cash		9,119
Income receivable		12,759
Receivable for shares sold		18,757
TOTAL ASSETS		86,888,635
Liabilities:
Income distribution payable	$150,579
Payable for Directors'/Trustees' fees	47
Payable for portfolio accounting fees	8,025
Payable for transfer and dividend disbursing agent fees and expenses	6,181
Accrued expenses	3,053
TOTAL LIABILITIES		167,885
Net assets for 86,721,371 shares outstanding		$86,720,750
Net Assets Consist of:
Paid-in capital		$86,721,371
Distributions in excess of net investment income		(621)
TOTAL NET ASSETS		$86,720,750
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$86,720,750 ÷ 86,721,371 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2006

Investment Income:
Interest			$4,347,008
Expenses:
Investment adviser fee (Note 5)		$386,423
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		16,224
Transfer and dividend disbursing agent fees and expenses		18,318
Directors'/Trustees' fees		1,112
Auditing fees		16,580
Legal fees		6,637
Portfolio accounting fees		45,572
Share registration costs		25,410
Printing and postage		7,665
Insurance premiums		7,647
Miscellaneous		6,379
TOTAL EXPENSES		687,967
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(386,423)
Waiver of administrative personnel and services fee	(24,033)
Reimbursement of other operating expenses	(107,256)
TOTAL WAIVERS AND REIMBURSEMENT		(517,712)
Net expenses			170,255
Net investment income			$4,176,753

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,176,753	$2,768,042
Distributions to Shareholders:
Distributions from net investment income	(4,176,738)	(2,768,649)
Share Transactions:
Proceeds from sale of shares	916,539,897	1,324,347,791
Net asset value of shares issued to shareholders in payment of distributions declared	2,988,698	2,112,380
Cost of shares redeemed	(914,345,021)	(1,338,753,097)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,183,574	(12,292,926)
Change in net assets	5,183,589	(12,293,533)
Net Assets:
Beginning of period	81,537,161	93,830,694
End of period (including distributions in excess of net investment income of $(621) and $(636), respectively)	$86,720,750	$81,537,161

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2006

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Liquid Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2006	2005
Shares sold	916,539,897	1,324,347,791
Shares issued to shareholders in payment of distributions declared	2,988,698	2,112,380
Shares redeemed	(914,345,021)	(1,338,753,097)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,183,574	(12,292,926)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$4,176,738	$2,768,649

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$149,958
Dividend Payable	$(150,579)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses, (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses) exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended July 31, 2006, the Adviser waived $386,423 of its fee and reimbursed $107,256 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the net fee paid to FAS was 0.130% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended July 31, 2006, the Fund's Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF LIQUID CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Liquid Cash Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Cash Trust, a portfolio of the Money Market Obligations Trust, at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. Investment advisory subsidiary of Federated) Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Allegheny Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions : Vice President, Finance of Federated Services Company Controller of Federated Investors, Inc.; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: November 1998	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: MAY 2004	Principal Occupations : Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

**Officers do not receive any compensation from the Fund.

Evaluation and Approval of Advisory Contract

LIQUID CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Liquid Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N757

28729 (9/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Management

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.032	0.012	0.001	0.004	0.014
Net realized and unrealized gain on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.032	0.012	0.001	0.004	0.014
Less Distributions:
Distributions from net investment income	(0.032)	(0.012)	(0.001)	(0.004)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	3.29%	1.22%	0.06%	0.44%	1.42%

Ratios to Average Net Assets:
Net expenses	1.22%	1.22%	1.13%	1.22%	1.20%
Net investment income	3.22%	1.19%	0.06%	0.45%	1.42%
Expense waiver/reimbursement [3]	0.56%	0.37%	0.33%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,597	$41,519	$49,683	$57,210	$68,035

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period	[1]
Actual	$1,000	$1,018.50	$6.11
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.74	$6.11

1 Expenses are equal to the Fund's annualized net expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	48.1%
Commercial Paper & Notes	37.4%
Bank Instruments	8.9%
Repurchase Agreements	6.4%
Other Assets and Liabilities--Net [2]	(0.8)%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.6	% [4]
8-30 Days	33.1%
31-90 Days	11.8%
91-180 Days	11.6%
181 Days or more	0.7%
Other Assets and Liabilities--Net [2]	(0.8)%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 6.4% of the Fund's portfolio.

Portfolio of Investments

July 31, 2006

Principal Amount			Value
		ASSET-BACKED SECURITY--1.4%
		Finance - Automotive--1.4%
$500,000		GS Auto Loan Trust 2006-1, Class A1, 5.514%, 8/15/2007	$500,000
		BANKERS ACCEPTANCE--2.0%
		Banking--2.0%
732,996		Huntington National Bank, Columbus, OH, 4.850%, 8/28/2006	730,330
		CERTIFICATES OF DEPOSIT--6.9%
		Banking--6.9%
1,800,000		Credit Suisse, Zurich, 5.250%, 11/20/2006	1,800,000
500,000		Deutsche Bank AG, 4.405%, 10/4/2006	500,004
250,000		Wells Fargo Bank, N.A., 4.840%, 1/30/2007	249,976
		TOTAL CERTIFICATES OF DEPOSIT	2,549,980
		COLLATERALIZED LOAN AGREEMENTS--13.6%
		Banking--2.7%
1,000,000		Greenwich Capital Markets, Inc., 5.437%, 8/1/2006	1,000,000
		Brokerage--10.9%
1,000,000		Bear Stearns & Co., Inc., 5.432%, 8/1/2006	1,000,000
1,000,000		Goldman Sachs & Co., 5.382%, 8/1/2006	1,000,000
1,000,000		Merrill Lynch & Co., Inc., 5.442%, 8/1/2006	1,000,000
1,000,000		Morgan Stanley & Co., Inc., 5.412%, 8/1/2006	1,000,000
		TOTAL	4,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	5,000,000
		COMMERCIAL PAPER--21.0% [1]
		Banking--2.7%
1,000,000	[2,3]	Picaros Funding LLC, (KBC Bank NV GTD), 5.400%, 10/11/2006	989,350
		Consumer Products--0.8%
300,000	[2,3]	Fortune Brands, Inc., 5.240%, 8/9/2006	299,651
		Finance - Automotive--3.5%
300,000		DaimlerChrysler North America Holding Corp., 5.250%, 8/14/2006	299,431
1,000,000		FCAR Auto Loan Trust (Series A1+/P1), 5.110%, 11/13/2006	985,238
		TOTAL	1,284,669
		Finance - Commercial--2.7%
1,000,000		CIT Group, Inc., 5.050%, 10/16/2006	989,339
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Finance - Retail--5.8%
$600,000	[2,3]	Compass Securitization LLC, 5.245%, 9/15/2006	$596,066
500,000		Countrywide Financial Corp., 5.300%, 8/7/2006	499,558
1,000,000	[2,3]	Paradigm Funding LLC, 5.330%, 8/15/2006	997,927
		TOTAL	2,093,551
		Finance - Securities--3.9%
1,449,000	[2,3]	Grampian Funding LLC, 5.050% - 5.370%, 8/30/2006 - 10/25/2006	1,434,494
		Food & Beverage--0.8%
300,000	[2,3]	Sara Lee Corp., 5.370%, 8/3/2006	299,911
		Oil & Oil Finance--0.8%
300,000	[2,3]	ConocoPhillips, (ConocoPhillips Co. GTD), 5.400%, 8/1/2006	300,000
		TOTAL COMMERCIAL PAPER	7,690,965
		CORPORATE BOND--1.4%
		Banking--1.4%
500,000		PNC Funding Corp., 5.750%, 8/1/2006	500,000
		NOTES - VARIABLE--48.1% [4]
		Banking--32.3%
2,000,000		Allied Irish Banks PLC, 5.355%, 8/14/2006	2,000,136
1,000,000	[2,3]	BNP Paribas SA, 5.363%, 8/28/2006	1,000,000
1,750,000	[2,3]	Commonwealth Bank of Australia, Sydney, 5.370%, 8/24/2006	1,750,000
1,500,000	[2,3]	HBOS Treasury Services PLC, 5.259% - 5.315%, 8/9/2006 - 8/21/2006	1,500,000
1,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (MBIA Insurance Corp. INS), 5.450%, 8/10/2006	1,000,000
1,000,000	[2]	MONET Trust (Series 2000-1) Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 5.560%, 9/28/2006	1,000,000
400,000	[2,3]	Royal Bank of Scotland PLC, Edinburgh, 5.217%, 8/24/2006	399,979
1,000,000		Salvation Army (Series 2004-A), (Bank of New York LOC), 5.400%, 8/3/2006	1,000,000
2,155,000		Stratford Properties LP (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.490%, 8/8/2006	2,155,000
		TOTAL	11,805,115
		Brokerage--3.4%
500,000		Goldman Sachs Group, Inc., 5.386%, 8/1/2006	500,000
750,000		Morgan Stanley, 5.362% - 5.640%, 8/4/2006 -- 10/12/2006	750,127
		TOTAL	1,250,127
		Finance -- Retail--4.1%
1,000,000		AFS Insurance Premium Receivables Trust (Series 1994-A), 5.924%, 8/15/2006	1,000,000
500,000	[2,3]	Paradigm Funding LLC, 5.345%, 8/25/2006	500,000
		TOTAL	1,500,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance -- Securities--2.7%
$1,000,000	[2,3]	Beta Finance, Inc., 5.189%, 8/22/2006	$1,000,072
		Municipal--0.8%
300,000		Florida Hurricane Catastrophe Fund Finance Corp., 5.377%, 8/15/2006	300,000
		Pharmaceuticals & Health Care--4.8%
1,750,000	[2,3]	Eli Lilly Services, Inc., (Eli Lilly & Co. GTD), 5.372%, 9/1/2006	1,750,000
		TOTAL NOTES -- VARIABLE	17,605,314
		REPURCHASE AGREEMENT--6.4%
2,331,000		Interest in $3,200,000,000 joint repurchase agreement 5.290%, dated 7/31/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/01/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.	$2,331,000
		TOTAL INVESTMENTS--100.8% (AT AMORTIZED COST) [5]	36,907,589
		OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(310,326)
		TOTAL NET ASSETS--100%	$36,597,263

1 Discount rate at the time of purchase, or the coupon for interest bearing issues.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $13,817,450, which represented 37.8% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2006, these liquid restricted securities amounted to $12,817,450, which represented 35.0% of total net assets.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
LOC	--Letter of Credit
INS	--Insured
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2006

Assets:
Total investments in securities, at amortized cost and value		$36,907,589
Cash		230
Income receivable		128,552
Receivable for shares sold		151,889
TOTAL ASSETS		37,188,260
Liabilities:
Payable for investments purchased	$500,000
Payable for shares redeemed	16,886
Payable for transfer and dividend disbursing agent fees and expenses	31,760
Payable for shareholder services fee (Note 5)	22,308
Income distribution payable	3,215
Accrued expenses	16,828
TOTAL LIABILITIES		590,997
Net assets for 36,676,513 shares outstanding		$36,597,263
Net Assets Consist of:
Paid-in capital		$36,676,239
Accumulated net realized loss of investments		(78,849)
Distributions in excess of net investment income		(127)
TOTAL NET ASSETS		$36,597,263
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$36,597,263 ÷ 36,676,513 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2006

Investment Income:
Interest			$1,759,658
Expenses:
Investment adviser fee (Note 5)		$197,792
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		31,126
Transfer and dividend disbursing agent fees and expenses		102,631
Directors'/Trustees' fees		598
Auditing fees		16,562
Legal fees		6,598
Portfolio accounting fees		45,392
Shareholder services fee (Note 5)		97,878
Share registration costs		29,369
Printing and postage		18,783
Insurance premiums		7,366
Miscellaneous		709
TOTAL EXPENSES		704,804
Waivers (Note 5):
Waiver of investment adviser fee	$(171,580)
Waiver of administrative personnel and services fee	(24,603)
Waiver of shareholder services fee	(24,153)
TOTAL WAIVERS		(220,336)
Net expenses			484,468
Net investment income			1,275,190
Net realized gain on investments			989
Change in net assets resulting from operations			$1,276,179

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,275,190	$537,307
Net realized gain on investments	989	1,362
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,276,179	538,669
Distributions to Shareholders:
Distributions from net investment income	(1,275,219)	(537,510)
Share Transactions:
Proceeds from sale of shares	24,922,842	27,687,662
Net asset value of shares issued to shareholders in payment of distributions declared	1,235,330	515,974
Cost of shares redeemed	(31,081,279)	(36,368,813)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,923,107)	(8,165,177)
Change in net assets	(4,922,147)	(8,164,018)
Net Assets:
Beginning of period	41,519,410	49,683,428
End of period (including distributions in excess of net investment income of $(127) and $(98), respectively)	$36,597,263	$41,519,410

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2006

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Money Market Management (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt Swap Agreement), 5.560%, 9/28/2006	6/1/2005	$1,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2006	2005
Shares sold	24,922,842	27,687,662
Shares issued to shareholders in payment of distributions declared	1,235,330	515,974
Shares redeemed	(31,081,279)	(36,368,813)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,923,107)	(8,165,177)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$1,275,219	$537,510

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,089
Dividend payable	$(3,215)
Capital loss carryforward	$(78,850)

At July 31, 2006, the Fund had a capital loss carryforward of $78,850 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

The Fund used capital loss carryforwards of $989 to offset taxable capital gains realized during the year ended July 31, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the next $500 million; 0.450% on the next $500 million; 0.425% on the next $500 million and 0.400% thereafter. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the Adviser voluntarily waived $171,580 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	On the first $5 billion
0.125%	On the next $5 billion
0.100%	On the next $10 billion
0.075%	On assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the net fee paid to FAS was 0.317% of average daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended July 31, 2006, the FSSC voluntarily waived $24,153 of its fee. For the year ended July 31, 2006, FSSC received $39,569 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MONEY MARKET MANAGEMENT:

We have audited the accompanying statement of assets and liabilities of Money Market Management (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Management, a portfolio of the Money Market Obligations Trust, at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Trust. Where required, the tables separately list Board members who are "interested persons" of the Trust ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; Controller of Federated Investors, Inc.; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began Serving: August 2006	Principal Occupations : Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

MONEY MARKET MANAGEMENT (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Money Market Management
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N211

28876 (9/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2006

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2006		2005	2004		2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.030		0.018	0.009		0.012	0.018
Net realized and unrealized gain (loss) on investments	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.030		0.018	0.009		0.012	0.018
Less Distributions:
Distributions from net investment income	(0.030)		(0.018)	(0.009)		(0.012)	(0.018)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	3.01%		1.82%	0.94%		1.25%	1.79%

Ratios to Average Net Assets:
Net expenses	0.18%		0.18%	0.18%		0.18%	0.18%
Net investment income	2.99%		1.85%	0.94%		1.19%	1.68%
Expense waiver/reimbursement [3]	0.12%		0.13%	0.12%		0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,490,983		$3,040,759	$2,144,468		$1,570,532	$856,839

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,016.40	$0.90
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.90	$0.90

1 Expenses are equal to the Fund's annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2006, the fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	96.9%
Municipal Bonds/Notes	8.3%
Commercial Paper	2.4%
Other Assets and Liabilities--Net [2]	(7.6)%
TOTAL	100.0%

At July 31, 2006, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 days	97.7%
8-30 days	0.7%
31-90 days	2.9%
91-180 days	2.9%
181 days or more	3.4%
Other Assets and Liabilities--Net [2]	(7.6)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2006

Principal Amount			Value
		SHORT-TERM MUNICIPALS--107.6% [1,2]
		Alabama--1.7%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments) Weekly VRDNs (Oxford Pointe LP)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.730%, 8/3/2006	$4,500,000
8,020,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC), 3.750%, 8/3/2006	8,020,000
4,230,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.800%, 8/3/2006	4,230,000
1,615,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 3.870%, 8/2/2006	1,615,000
17,000,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 3.730%, 8/2/2006	17,000,000
3,725,000		East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.690%, 8/3/2006	3,725,000
27,400,000		Health Care Authority for Baptist Health, AL, (Series 2006-A2) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.630%, 8/2/2006	27,400,000
8,000,000		Jefferson County, AL Sewer System, (Series 2003 B-4-Warrants) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ), 3.650%, 8/3/2006	8,000,000
4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.690%, 8/2/2006	4,175,000
6,600,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	6,600,000
		TOTAL	85,265,000
		Alaska--0.9%
1,410,000	[3,4]	Alaska Industrial Development and Export Authority, (MT-129) Weekly VRDNs (Delong Mountain Transportation System)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006	1,410,000
3,750,000	[3,4]	Alaska International Airports System, MERLOTS (Series 1999I) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,750,000
9,500,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.710%, 8/3/2006	9,500,000
24,500,000		Valdez, AK Marine Terminal, (Series 1994A), 3.68% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007	24,500,000
6,015,000		Valdez, AK Marine Terminal, (Series 1994B), 3.68% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007	6,015,000
		TOTAL	45,175,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Arizona--0.1%
$1,500,000		Coconino County, AZ Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 3.710%, 8/1/2006	$1,500,000
1,000,000		Tucson, AZ IDA, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Quality Apartment Living LLC)/(FNMA LOC), 3.650%, 8/3/2006	1,000,000
650,000		Yavapai, AZ IDA, (Series 1997B) Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 3.640%, 8/3/2006	650,000
		TOTAL	3,150,000
		Arkansas--1.6%
1,000,000		Arkadelphia, AR, IDRBs Bonds (Series 1996) Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC), 3.730%, 8/3/2006	1,000,000
5,130,000		Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering Corp.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.720%, 8/3/2006	5,130,000
16,800,000		Blytheville, AR, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	16,800,000
34,400,000		Blytheville, AR, (Series 2002) Weekly VRDNs (Nucor Corp.), 3.760%, 8/2/2006	34,400,000
8,000,000		Crossett, AR, (Series 1997) Weekly VRDNs (Bemis Co., Inc.), 3.950%, 8/3/2006	8,000,000
7,500,000		Osceola, AR, Solid Waste Disposal Revenue Bonds (Series 2006) Weekly VRDNs (Plum Point Energy Associates LLC)/(Credit Suisse, Zurich LOC), 3.690%, 8/3/2006	7,500,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.740%, 8/3/2006	7,100,000
		TOTAL	79,930,000
		California--5.1%
1,700,000		California PCFA, (Series 1995A) Weekly VRDNs (Athens Disposal Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 3.670%, 8/2/2006	1,700,000
2,325,000		California PCFA, (Series 1995A) Weekly VRDNs (Contra Costa Waste Service, Inc.)/(Bank of America N.A. LOC), 3.670%, 8/2/2006	2,325,000
1,245,000		California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/ (Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	1,245,000
1,400,000		California PCFA, (Series 1997B) Weekly VRDNs (Burrtec Waste Industries, Inc.)/ (U.S. Bank, N.A. LOC), 3.670%, 8/2/2006	1,400,000
910,000		California PCFA, (Series 1998A) Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank LOC), 3.720%, 8/2/2006	910,000
2,400,000		California PCFA, (Series 1999A) Weekly VRDNs (Atlas Disposal Industries LLC)/(J.P. Morgan Chase Bank, N.A. LOC), 3.670%, 8/2/2006	2,400,000
2,145,000		California PCFA, (Series 1999A) Weekly VRDNs (BLT Enterprises of Sacramento, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.670%, 8/2/2006	2,145,000
4,140,000		California PCFA, (Series 1999A) Weekly VRDNs (Blue Line Transfer, Inc.)/ (Wells Fargo Bank, N.A. LOC), 3.670%, 8/2/2006	4,140,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$1,880,000		California PCFA, (Series 1999B) Weekly VRDNs (GreenWaste Recovery, Inc.)/ (Comerica Bank LOC), 3.720%, 8/2/2006	$1,880,000
4,705,000		California PCFA, (Series 2000A) Weekly VRDNs (Burrtec Waste Industries, Inc.)/ (U.S. Bank, N.A. LOC), 3.670%, 8/2/2006	4,705,000
4,475,000		California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/ (Comerica Bank LOC), 3.720%, 8/2/2006	4,475,000
1,700,000		California PCFA, (Series 2000A) Weekly VRDNs (West Valley MRF LLC)/ (Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	1,700,000
1,550,000		California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 3.710%, 8/3/2006	1,550,000
3,400,000		California PCFA, (Series 2001A) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 3.670%, 8/2/2006	3,400,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 3.710%, 8/3/2006	5,000,000
2,705,000		California PCFA, (Series 2001A: GreenTeam of San Jose) Weekly VRDNs (Waste Connections of California, Inc.)/(Bank of America N.A. LOC), 3.670%, 8/2/2006	2,705,000
2,000,000		California PCFA, (Series 2002) Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC), 3.710%, 8/3/2006	2,000,000
4,295,000		California PCFA, (Series 2002) Weekly VRDNs (MarBorg Industries)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.670%, 8/2/2006	4,295,000
9,900,000		California PCFA, (Series 2002A) Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.670%, 8/2/2006	9,900,000
3,365,000		California PCFA, (Series 2002A) Weekly VRDNs (California Waste Solutions, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.670%, 8/2/2006	3,365,000
4,000,000		California PCFA, (Series 2002A) Weekly VRDNs (Norcal Waste Systems, Inc.)/ (Bank of America N.A. LOC), 3.670%, 8/2/2006	4,000,000
2,600,000		California PCFA, (Series 2002A) Weekly VRDNs (SANCO Services LP)/ (Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	2,600,000
4,615,000		California PCFA, (Series 2002A) Weekly VRDNs (South Lake Refuse Co. LLC)/ (Comerica Bank LOC), 3.720%, 8/2/2006	4,615,000
2,825,000		California PCFA, (Series 2002A) Weekly VRDNs (Sunset Waste Paper, Inc.)/ (Comerica Bank LOC), 3.720%, 8/2/2006	2,825,000
2,900,000		California PCFA, (Series 2003) Weekly VRDNs (Agrifab, Inc./Vintage Dairy)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.670%, 8/2/2006	2,900,000
4,400,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 3.710%, 8/3/2006	4,400,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 3.710%, 8/3/2006	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$2,510,000		California PCFA, (Series 2003A) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.670%, 8/2/2006	$2,510,000
4,000,000		California PCFA, (Series 2003A) Weekly VRDNs (Norcal Waste Systems, Inc.)/(Bank of America N.A. LOC), 3.670%, 8/2/2006	4,000,000
5,035,000		California PCFA, (Series 2003A) Weekly VRDNs (Placer County Eastern Regional Sanitary Landfill, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.670%, 8/2/2006	5,035,000
9,000,000	[3,4]	California PCFA, (Series 2004 F11J) Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP), 3.730%, 8/2/2006	9,000,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 3.710%, 8/3/2006	2,000,000
2,780,000		California PCFA, (Series 2004) Weekly VRDNs (Ag Resources III, LLC)/ (Key Bank, N.A. LOC), 3.670%, 8/2/2006	2,780,000
3,965,000		California PCFA, (Series 2004A) Weekly VRDNs (Burrtec Waste Group, Inc.)/ (U.S. Bank, N.A. LOC), 3.670%, 8/2/2006	3,965,000
5,570,000		California PCFA, (Series 2004A) Weekly VRDNs (MarBorg Industries)/(Wachovia Bank N.A. LOC), 3.670%, 8/2/2006	5,570,000
7,280,000		California PCFA, (Series 2005A) Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	7,280,000
4,905,000		California PCFA, (Series 2005A) Weekly VRDNs (Napa Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	4,905,000
3,170,000		California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/ (Comerica Bank LOC), 3.720%, 8/2/2006	3,170,000
11,200,000		California PCFA, (Series 2006A) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 3.670%, 8/2/2006	11,200,000
9,215,000		California PCFA, (Series 2006A) Weekly VRDNs (Burrtec Waste & Recycling Services LLC)/(Bank of America N.A. LOC), 3.670%, 8/2/2006	9,215,000
12,300,000		California PCFA, (Series 2006A) Weekly VRDNs (Burrtec Waste Group, Inc.)/ (U.S. Bank, N.A. LOC), 3.670%, 8/2/2006	12,300,000
3,920,000		California PCFA, (Series 2006A) Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 3.700%, 8/2/2006	3,920,000
4,225,000		California PCFA, (Series 2006A) Weekly VRDNs (Evergreen Oil, Inc.)/ (Bank of the West, San Francisco, CA LOC), 3.700%, 8/2/2006	4,225,000
3,075,000		California PCFA, (Series 2006A) Weekly VRDNs (GreenWaste Recovery, Inc.)/ (Comerica Bank LOC), 3.720%, 8/2/2006	3,075,000
3,235,000		California PCFA, (Series 2006A) Weekly VRDNs (MarBorg Industries)/ (Wachovia Bank N.A. LOC), 3.670%, 8/2/2006	3,235,000
4,115,000		California PCFA, (Series 2006A) Weekly VRDNs (Marin Sanitary Service)/ (Comerica Bank LOC), 3.720%, 8/2/2006	4,115,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$1,345,000		California PCFA, (Series 2006A) Weekly VRDNs (Pena's Disposal, Inc.)/ (Comerica Bank LOC), 3.720%, 8/2/2006	$1,345,000
2,240,000		California PCFA, (Series 2006B) Weekly VRDNs (Desert Properties LLC)/ (Union Bank of California, N.A. LOC), 3.720%, 8/2/2006	2,240,000
7,000,000	[3,4]	California State, Veterans Bonds ROCs (Series 438CE) Weekly VRDNs (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.720%, 8/3/2006	7,000,000
2,500,000	[3,4]	California Statewide Communities Development Authority, (PT-2001) Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/ (Merrill Lynch & Co., Inc. LOC), 3.740%, 8/3/2006	2,500,000
2,515,000		California Statewide Communities Development Authority, (Series 1996-H) Weekly VRDNs (Levecke LLC)/(Union Bank of California, N.A. LOC), 3.770%, 8/2/2006	2,515,000
25,000,000		California Statewide Communities Development Authority, (Series 2004M) Weekly VRDNs (Kaiser Permanente), 3.580%, 8/2/2006	25,000,000
5,000,000		California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 3.750%, 8/3/2006	5,000,000
11,500,000	[3,4]	GS Pool Trust Series 2006-24TP Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.740%, 8/3/2006	11,500,000
435,000		Los Angeles County, CA IDA, (Series 1991) Weekly VRDNs (Caitec Garment Processing. Inc.)/(Union Bank of California, N.A. LOC), 3.770%, 8/2/2006	435,000
9,200,000		Santa Clara County, CA Housing Authority, (Series 2005B: Timberwood Apartments) Weekly VRDNs (MP Timberwood Associates)/(Union Bank of California, N.A. LOC), 3.740%, 8/3/2006	9,200,000
		TOTAL	252,815,000
		Colorado--2.2%
59,975,000	[3,4]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.750%, 8/2/2006	59,975,000
5,500,000	[3,4]	Denver, CO City & County Airport Authority, (PT-782) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	5,500,000
29,500,000		Denver, CO City & County Airport Authority, (Series 2004A) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Bayerische Landesbank (Guaranteed) LIQ), 3.650%, 8/2/2006	29,500,000
14,660,000	[3,4]	Denver, CO City & County Airport Authority, Merlot (Series 1997E) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006	14,660,000
		TOTAL	109,635,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Connecticut--0.5%
$1,700,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.610%, 8/2/2006	$1,700,000
700,000		Connecticut Development Authority Health Care Revenue, (Series 1999) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.610%, 8/2/2006	700,000
1,575,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 1) Weekly VRDNs (AMBAC INS)/(WestLB AG (Guaranteed) LIQ), 3.670%, 8/2/2006	1,575,000
3,000,000		New Britain, CT, 5.00% BANs, 4/5/2007	3,027,034
10,000,000		New Haven, CT, 4.50% BANs, 2/15/2007	10,036,705
9,000,000		North Haven, CT, 5.00% BANs, 1/23/2007	9,056,399
		TOTAL	26,095,138
		District of Columbia--0.9%
31,000,000	[3,4]	District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.770%, 8/3/2006	31,000,000
9,644,000	[3,4]	District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.770%, 8/3/2006	9,644,000
4,100,000		District of Columbia, Enterprise Zone Revenue Bonds (Series 2004) Weekly VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC), 3.740%, 8/3/2006	4,100,000
		TOTAL	44,744,000
		Florida--2.8%
9,000,000		Alachua County, FL, IDRB's (Series 1997) Weekly VRDNs (Florida Rock Industries, Inc.)/(Bank of America N.A. LOC), 3.680%, 8/3/2006	9,000,000
9,345,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.760%, 8/3/2006	9,345,000
2,700,000		Coconut Creek, FL, (Series 2002) Weekly VRDNs (Elite Aluminum Corp.)/ (Bank of America N.A. LOC), 3.680%, 8/3/2006	2,700,000
6,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/ (Textron Inc. GTD), 4.740%, 8/2/2006	6,500,000
7,835,000	[3,4]	Hillsborough County, FL Aviation Authority, (MT-126), 3.50% TOBs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 2/8/2007	7,835,000
11,280,000	[3,4]	Hillsborough County, FL Port District, MT-101, 3.53% TOBs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen (Guaranteed) LIQ), Optional Tender 2/15/2007	11,280,000
190,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Refunding Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 3.640%, 8/2/2006	190,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$5,325,000	[3,4]	Miami-Dade County, FL Aviation, (PT-2713) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	$5,325,000
8,700,000	[3,4]	Miami-Dade County, FL Aviation, (Rocs Series 525) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank NA, New York LIQ), 3.720%, 8/3/2006	8,700,000
7,615,000	[3,4]	Miami-Dade County, FL HFA, (PT-1349) Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006	7,615,000
70,585,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 3.740%, 8/1/2006	70,585,000
		TOTAL	139,075,000
		Georgia--0.8%
3,500,000	[3,4]	Atlanta, GA Airport General Revenue, PA 926R Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	3,500,000
6,150,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.080%, 8/3/2006	6,150,000
800,000		Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank of the Midwest LOC), 3.710%, 8/3/2006	800,000
23,650,000	[3,4]	Georgia State, PUTTERs (Series 493) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	23,650,000
3,500,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 3.710%, 8/3/2006	3,500,000
2,600,000		Tattnall County, GA IDA, (Series 1999) Weekly VRDNs (Rotary Corp.)/ (Bank of America N.A. LOC), 3.680%, 8/3/2006	2,600,000
		TOTAL	40,200,000
		Hawaii--0.0%
185,000	[3,4]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	185,000
		Illinois--6.1%
3,500,000		Aurora City, IL, (Series 2000) Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 3.830%, 8/3/2006	3,500,000
38,300,000		Chicago, IL Midway Airport, (Series 1998A) Daily VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.710%, 8/1/2006	38,300,000
47,550,000		Chicago, IL Midway Airport, (Series 1998B) Daily VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.710%, 8/1/2006	47,550,000
8,050,000	[3,4]	Chicago, IL O'Hare International Airport, (PA-1198) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	8,050,000
1,065,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-1993) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	1,065,000
7,000,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-756) Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ), 3.720%, 8/3/2006	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$9,995,000	[3,4]	Chicago, IL O'Hare International Airport, PT-685, 3.50% TOBs (AMBAC INS)/ (Svenska Handelsbanken, Stockholm LIQ), Optional Tender 2/8/2007	$9,995,000
5,200,000	[3,4]	Chicago, IL O'Hare International Airport, ROCS (Series 239) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 3.720%, 8/3/2006	5,200,000
1,340,000		Chicago, IL, (Series 1999 IDRB) Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 3.730%, 8/2/2006	1,340,000
25,000,000		Chicago, IL, (Series 2005D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.640%, 8/3/2006	25,000,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2006	10,500,000
12,490,000	[3,4]	Chicago, IL, PUTTERs (Series 1277) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006	12,490,000
515,000		Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	515,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Chicago LOC), 3.780%, 8/3/2006	3,400,000
2,190,000		Huntley, IL Industrial Development Revenue, (Series 1999) Weekly VRDNs (Colony, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.710%, 8/2/2006	2,190,000
10,000,000		Illinois Development Finance Authority IDB, (Series 1994) Weekly VRDNs (St. Ignatius College Prep.)/(Northern Trust Co., Chicago, IL LOC), 3.660%, 8/2/2006	10,000,000
1,400,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 3.730%, 8/3/2006	1,400,000
5,225,000		Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 3.780%, 8/3/2006	5,225,000
2,940,000		Illinois Development Finance Authority IDB, (Series 2000A) Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC), 3.680%, 8/2/2006	2,940,000
3,110,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.760%, 8/2/2006	3,110,000
4,000,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Reliable Materials Lyons LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.700%, 8/2/2006	4,000,000
3,830,000		Illinois Health Facilities Authority, (Series 1997B) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A., J.P. Morgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 3.650%, 8/2/2006	3,830,000
28,020,000		Illinois Health Facilities Authority, (Series 2001C) Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.640%, 8/2/2006	28,020,000
28,500,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(J.P. Morgan Chase Bank, N.A. LOC), 3.640%, 8/2/2006	28,500,000
40,000,000		Illinois State Weekly VRDNs (DePfa Bank PLC LIQ), 3.700%, 8/2/2006	40,000,000
		TOTAL	303,120,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--5.1%
$17,540,000		Bartholomew Consolidated School Corp., IN, 4.25% TANs, 12/29/2006	$17,599,291
250,000		Clarksville, IN, (Series 1997) Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank, N.A. LOC), 3.880%, 8/3/2006	250,000
2,338,000		Franklin, IN, Lakeview I Apartments (Series 1994) Weekly VRDNs (Pedcor Investments LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.750%, 8/3/2006	2,338,000
1,080,000		Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	1,080,000
8,700,000		Indiana Development Finance Authority, (Series 2001) Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.680%, 8/2/2006	8,700,000
3,000,000		Indiana Development Finance Authority, (Series 2004) Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.680%, 8/2/2006	3,000,000
17,410,000		Indiana Health & Educational Facility Financing Authority, (Series 2005B) Weekly VRDNs (Parkview Health System Obligated Group)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.620%, 8/2/2006	17,410,000
3,200,000		Indiana Port Commission, (Series 2000) Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 3.710%, 8/2/2006	3,200,000
1,250,000	[3,4]	Indiana State HFA, MERLOTS (Series 2000-PPP) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,250,000
18,000,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2005G-3) Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.650%, 8/3/2006	18,000,000
5,135,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, PT-731 Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	5,135,000
3,400,000		Indianapolis, IN, (Series 1999) Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC), 3.770%, 8/3/2006	3,400,000
7,100,000		Indianapolis, IN, (Series 2004A) Weekly VRDNs (Nora Commons LP)/ (LaSalle Bank, N.A. LOC), 3.730%, 8/3/2006	7,100,000
5,000,000		Jasper County, IN EDA, (Series 2000) Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC), 3.790%, 8/3/2006	5,000,000
4,300,000		Jasper County, IN EDA, (Series 2005) Weekly VRDNs (T & M LP)/ (Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	4,300,000
6,500,000		Jasper County, IN EDA, (Series 2006) Weekly VRDNs (T & M LP)/ (Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	6,500,000
7,245,000	[3,4]	Jeffersonville, IN, (PT-1309) Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006	7,245,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$1,450,000		Kendallville, IN, (Series 1995) Weekly VRDNs (Rivnut Real Estate, Ltd.)/ (National City Bank, Ohio LOC), 3.820%, 8/3/2006	$1,450,000
9,000,000		Muncie, IN Community Schools, 4.25% TANs, 12/29/2006	9,025,187
32,600,000		Richmond, IN Hospital Authority, (Series 2005A) Weekly VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.620%, 8/2/2006	32,600,000
170,000		Richmond, IN, (Series 1996) Weekly VRDNs (Holland Colors Americas, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 4.030%, 8/3/2006	170,000
4,571,000		Southwest Allen County, IN Metropolitan School District, 4.00% TANs, 12/29/2006	4,579,158
7,700,000		Whiting, IN Environmental Facilities Revenue, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	7,700,000
8,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002B) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	8,000,000
15,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002C) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	15,000,000
15,800,000		Whiting, IN Environmental Facilities Revenue, (Series 2003) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	15,800,000
47,700,000		Whiting, IN Environmental Facilities Revenue, (Series 2005) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	47,700,000
2,200,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	2,200,000
		TOTAL	255,731,636
		Iowa--0.9%
12,085,000		Iowa Finance Authority, (Series 2005 A-2) Weekly VRDNs (Iowa Health System)/(FGIC INS)/(Citibank N.A., New York LIQ), 3.620%, 8/2/2006	12,085,000
34,130,000		Iowa Finance Authority, (Series 2005 A-3) Weekly VRDNs (Iowa Health System)/(FGIC INS)/(Citibank N.A., New York LIQ), 3.620%, 8/2/2006	34,130,000
		TOTAL	46,215,000
		Kansas--0.7%
13,405,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	13,405,000
20,000,000		Olathe, KS, (Series A), 4.50% BANs, 6/1/2007	20,125,849
3,240,000	[3,4]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,240,000
		TOTAL	36,770,849
		Kentucky--0.2%
4,900,000		Graves County, KY, (Series 1988) Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.720%, 8/3/2006	4,900,000
740,000		Jefferson County, KY, (Series 1995) Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.030%, 8/3/2006	740,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kentucky--continued
$2,292,000		Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC), 3.770%, 8/3/2006	$2,292,000
1,685,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.790%, 8/3/2006	1,685,000
		TOTAL	9,617,000
		Louisiana--1.2%
4,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/ (Series 2002-17) Weekly VRDNs (Louisiana State Gas & Fuels)/ (AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.680%, 8/3/2006	4,000,000
6,604,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	6,604,000
11,825,000	[3,4]	East Baton Rouge, LA Mortgage Finance Authority, (Series 2006 FR/RI-P2U) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/2/2006	11,825,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 3.790%, 8/3/2006	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District, (Series 2000) Weekly VRDNs (ConocoPhillips)/(J.P. Morgan Chase Bank, N.A. LOC), 3.720%, 8/2/2006	10,100,000
9,000,000		Louisiana Public Facilities Authority, (Series 2002) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.740%, 8/2/2006	9,000,000
11,600,000		Louisiana Public Facilities Authority, (Series 2005) Daily VRDNs (Air Products & Chemicals, Inc.), 3.770%, 8/1/2006	11,600,000
		TOTAL	58,129,000
		Maine--0.3%
2,025,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.700%, 8/2/2006	2,025,000
8,315,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 3.720%, 8/3/2006	8,315,000
4,005,000	[3,4]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 3.40% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	4,005,000
		TOTAL	14,345,000
		Maryland--0.7%
2,495,000	[3,4]	Maryland Community Development Administration - Housing Revenue, (PA-629R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006	2,495,000
4,330,000	[3,4]	Maryland Community Development Administration - Residential Revenue, (Series 2004 FR/RI-L59J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.780%, 8/2/2006	4,330,000
5,850,000		Maryland IDFA, (Series 1999), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2006	5,850,000
5,850,000		Maryland State Community Development Administration, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 8/2/2006	5,850,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$4,000,000		Maryland State Economic Development Corp., (Series 2000) Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(Wachovia Bank N.A. LOC), 3.710%, 8/2/2006	$4,000,000
6,925,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (Santa Barbara Court LLC)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.740%, 8/4/2006	6,925,000
750,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 3.640%, 8/2/2006	750,000
5,730,000	[3,4]	Northeast MD Waste Disposal Authority, (PT-766) Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.710%, 8/3/2006	5,730,000
		TOTAL	35,930,000
		Massachusetts--1.6%
12,400,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (Bank of America N.A. LIQ), 3.660%, 8/1/2006	12,400,000
18,720,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS) and J.P. Morgan Chase Bank, N.A. LIQs), 3.670%, 8/3/2006	18,720,000
7,000,000		Everett, MA, 4.00% BANs, 9/8/2006	7,006,928
7,500,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/2/2006	7,500,000
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 3.62% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 8/11/2006	10,000,000
4,500,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Parker-Hannifin Corp.)/ (Key Bank, N.A. LOC), 3.770%, 8/3/2006	4,500,000
19,610,000	[3,4]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208) Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.650%, 8/1/2006	19,610,000
		TOTAL	79,736,928
		Michigan--2.8%
6,000,000	[3,4]	Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7) Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 3.710%, 8/2/2006	6,000,000
13,650,000		Kent Hospital Finance Authority, MI, (Series 1998B) Weekly VRDNs (Spectrum Health)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.620%, 8/2/2006	13,650,000
7,300,000		Michigan Higher Education Student Loan Authority, (Series X11-B) Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.690%, 8/2/2006	7,300,000
2,935,000		Michigan State Housing Development Authority, (2002 Series A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.720%, 8/2/2006	2,935,000
401,000		Michigan State Strategic Fund, (Series A) Weekly VRDNs (Teal Run Apartments)/(Federal Home Loan Bank of Indianapolis LOC), 3.720%, 8/3/2006	401,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$25,000,000		Michigan State, (2006 Series A), 4.50% TRANs, 9/29/2006	$25,048,756
68,660,000	[3,4]	Michigan State, GO Notes (Series 2005 FR/RI-P5) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.650%, 8/2/2006	68,660,000
12,680,000	[3,4]	Wayne County, MI Airport Authority, (ROCs Series 353) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.720%, 8/3/2006	12,680,000
4,300,000	[3,4]	Wayne County, MI Airport Authority, GS Trust (Series 2006-32) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 8/3/2006	4,300,000
		TOTAL	140,974,756
		Minnesota--1.8%
24,815,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.850%, 8/3/2006	24,815,000
17,970,000	[3,4]	Becker, MN, (Series 2006 FR/RI-FP1) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.970%, 8/3/2006	17,970,000
2,600,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	2,600,000
6,440,000	[3,4]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	6,440,000
3,865,000		Dakota County, MN Community Development Agency, (Series 2004) Weekly VRDNs (View Pointe Apartments)/(LaSalle Bank, N.A. LOC), 3.740%, 8/4/2006	3,865,000
1,225,000		Minneapolis, MN IDA, (Series 1999) Weekly VRDNs (Viking Materials, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	1,225,000
3,140,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (MT-117) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	3,140,000
5,220,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, PT-735 Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.720%, 8/3/2006	5,220,000
8,975,000	[3,4]	Minnesota Public Facilities Authority, (PT-1175) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/3/2006	8,975,000
1,700,000		Northfield, MN, (Series 2003) Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 8/4/2006	1,700,000
6,690,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 3.740%, 8/4/2006	6,690,000
1,390,000		Savage, MN, (Series 1998) Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	1,390,000
445,000		Springfield, MN, (Series 1998) Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.940%, 8/3/2006	445,000
2,250,000		White Bear Lake, MN, (Series 1999) Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	2,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$3,300,000		White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 8/4/2006	$3,300,000
		TOTAL	90,025,000
		Mississippi--1.2%
10,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	10,000,000
2,250,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 3.800%, 8/3/2006	2,250,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A) Weekly VRDNs (TT&W Farm Products, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.750%, 8/3/2006	2,420,000
3,495,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 3.750%, 8/3/2006	3,495,000
3,185,000		Mississippi Business Finance Corp., (Series 2004) Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 3.750%, 8/3/2006	3,185,000
1,400,000	[3,4]	Mississippi Home Corp., (PT-1446) Weekly VRDNs (GNMA COL)/ (Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006	1,400,000
7,500,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 3.710%, 8/3/2006	7,500,000
4,635,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	4,635,000
1,890,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,890,000
6,160,000	[3,4]	Mississippi Home Corp., Roaring Forks (Series 2001-14) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.790%, 8/3/2006	6,160,000
9,790,000		Mississippi Regional Housing Authority No. II, (Series 1998), 4.05% TOBs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), Mandatory Tender 10/1/2006	9,790,000
6,500,000		Mississippi Regional Housing Authority No. II, (Series 2000), 4.15% TOBs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), Mandatory Tender 5/1/2007	6,500,000
		TOTAL	59,225,000
		Missouri--4.8%
31,430,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14) Weekly VRDNs (Missouri State Housing Development Commission)/ (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	31,430,000
3,505,000		Kansas City, MO IDA, (Series 2004B) Weekly VRDNs (The Bishop Spencer Place, Inc.)/(Commerce Bank, N.A., Kansas City LOC), 3.680%, 8/3/2006	3,505,000
47,300,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005A) Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.680%, 8/3/2006	47,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--continued
$20,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005B) Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.700%, 8/3/2006	$20,000,000
7,750,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005E) Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.720%, 8/3/2006	7,750,000
29,100,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006A) Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.680%, 8/3/2006	29,100,000
15,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006B) Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.680%, 8/3/2006	15,000,000
6,600,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006C) Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.680%, 8/3/2006	6,600,000
6,250,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006E) Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.680%, 8/3/2006	6,250,000
21,000,000		Missouri State HEFA, (Series 2005A) Daily VRDNs (St. Louis University)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.670%, 8/1/2006	21,000,000
30,435,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Citibank NA, New York LIQ), 3.620%, 8/2/2006	30,435,000
3,160,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,160,000
1,825,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,825,000
16,000,000		Southwest City, MO IDA, (Series 2005) Weekly VRDNs (Simmons Foods, Inc.)/ (Wells Fargo Bank, N.A. LOC), 3.740%, 8/3/2006	16,000,000
1,000,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/ (Commerce Bank, N.A., Kansas City LOC), 3.830%, 7/20/2006	1,000,000
		TOTAL	240,355,000
		Montana--0.3%
6,900,000	[3,4]	Montana State Board of Housing, (Series 2004 FR/RI-L6) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.780%, 8/2/2006	6,900,000
3,545,000	[3,4]	Montana State Board of Housing, MERLOTS (Series 2002 A19) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,545,000
4,105,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L) Weekly VRDNs (Bank of America N.A. LIQ), 3.770%, 8/3/2006	4,105,000
		TOTAL	14,550,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Multi State--6.7%
$33,061,143	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.910%, 8/3/2006	$33,061,143
21,302,000	[3,4]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.790%, 8/3/2006	21,302,000
49,771,000	[3,4]	Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.790%, 8/3/2006	49,771,000
11,820,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-1) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.790%, 8/3/2006	11,820,000
23,410,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-18) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.770%, 8/3/2006	23,410,000
6,799,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-19) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.770%, 8/3/2006	6,799,000
31,050,000	[3,4]	GS Pool Trust (Series 2006-19TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.770%, 8/3/2006	31,050,000
19,000,000	[3,4]	GS Pool Trust (Series 2006-35TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.770%, 8/3/2006	19,000,000
6,200,000	[3,4]	GS Pool Trust (Series 2006-46TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.770%, 8/3/2006	6,200,000
42,060,000	[3,4]	Reset Option Certificates Trust II-R (Series 8000JD) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Citigroup, Inc. LIQs), 3.740%, 8/3/2006	42,060,000
55,860,000	[3,4]	Reset Option Certificates Trust II-R (Series 8001JJ) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Citigroup, Inc. LIQs), 3.740%, 8/3/2006	55,860,000
6,140,000	[3,4]	Reset Option Certificates Trust II-R (Series 8002FA) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Citigroup, Inc. LIQs), 3.740%, 8/3/2006	6,140,000
25,860,000	[3,4]	Reset Option Certificates Trust II-R (Series 8005MN) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Citigroup, Inc. LIQs), 3.740%, 8/3/2006	25,860,000
		TOTAL	332,333,143
		Nebraska--0.5%
3,150,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.750%, 8/3/2006	3,150,000
1,200,000		Douglas County, NE, (Series 2000) Weekly VRDNs (Majors Plastics, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006	1,200,000
7,730,000		Nebraska Investment Finance Authority, (Series 2001 E) Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ), 3.720%, 8/2/2006	7,730,000
3,726,000		Nebraska Investment Finance Authority, (Series 2001 F) Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ), 3.720%, 8/2/2006	3,726,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nebraska--continued
$2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	$2,000,000
5,200,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	5,200,000
		TOTAL	23,006,000
		Nevada--4.9%
22,300,000		Clark County, NV Airport System, (Series 1993A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local and J.P. Morgan Chase Bank, N.A. LIQs), 3.630%, 8/2/2006	22,300,000
12,500,000		Clark County, NV Industrial Development Revenue Board, (Series 2003A) Weekly VRDNs (Southwest Gas Corp.)/(Bank of America N.A. LOC), 3.730%, 8/2/2006	12,500,000
7,140,000		Clark County, NV, (Series 1997A), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2006	7,140,000
7,535,000		Clark County, NV, (Series 1998), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2006	7,535,000
90,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ), 3.690%, 8/2/2006	90,000,000
69,200,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.690%, 8/2/2006	69,200,000
23,100,000	[3,4]	Nevada State, (Series 2006 SGB 64) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ), 3.680%, 8/3/2006	23,100,000
13,000,000	[3,4]	Washoe County, NV Water Facilities Revenue, (Series 2004 FR/RI-F9J) Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP), 3.800%, 8/2/2006	13,000,000
		TOTAL	244,775,000
		New Hampshire--0.7%
892,000		New Hampshire Business Finance Authority, (Series A) Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 3.780%, 8/2/2006	892,000
30,000,000		New Hampshire Business Finance Authority, PCR Bonds (1990 Series A), 3.72% CP (New England Power Co.), Mandatory Tender 10/11/2006	30,000,000
1,530,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A) Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/ (FSA INS)/(Chase Bank USA, N.A. and Dexia Credit Local LIQs), 3.630%, 8/3/2006	1,530,000
1,175,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,175,000
870,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	870,000
		TOTAL	34,467,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--2.2%
$12,689,700		Barnegat Township, NJ Board of Education, 4.50% BANs, 7/6/2007	$12,763,361
4,600,000		Kearny, NJ Board of Education, 4.50% BANs, 8/2/2007	4,624,334
9,852,414		Maple Shade Township, NJ, 4.125% BANs, 1/10/2007	9,860,576
1,900,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC), 3.660%, 8/4/2006	1,900,000
4,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.640%, 8/3/2006	4,000,000
12,505,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3011) Weekly VRDNs (FSA INS)/(Bear Stearns & Co., Inc. LIQ), 3.740%, 8/2/2006	12,505,000
4,026,250		North Plainfield, NJ, 4.50% BANs, 6/25/2007	4,048,889
4,393,712		Sea Girt, NJ, 4.50% BANs, 5/24/2007	4,417,722
2,245,000		South Amboy, NJ, 4.00% BANs, 8/2/2006	2,245,005
5,738,550		South Plainfield, NJ, 4.00% BANs, 9/27/2006	5,746,808
8,875,000		Trenton, NJ, 4.50% BANs, 12/15/2006	8,908,862
21,554,000		Trenton, NJ, 4.50% BANs, 5/18/2007	21,676,102
2,875,000		Washington Township (Morris County), NJ, 4.50% BANs, 7/27/2007	2,891,078
3,257,100		Willingboro Township, NJ, 4.00% BANs, 8/4/2006	3,257,122
8,792,100		Willingboro Township, NJ, 4.375% BANs, 8/3/2007	8,829,642
2,967,000		Willingboro Township, NJ, 4.65% BANs, 7/19/2007	2,984,883
		TOTAL	110,659,384
		New Mexico--1.7%
1,690,000		Albuquerque, NM, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.750%, 8/3/2006	1,690,000
4,485,000		Albuquerque, NM, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.750%, 8/3/2006	4,485,000
17,576,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15) Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	17,576,000
2,850,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.810%, 8/2/2006	2,850,000
53,806,983		New Mexico Mortgage Finance Authority, (Series 2006), 4.53% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 7/1/2007	53,806,983
1,120,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,120,000
2,770,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 3.40% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	2,770,000
1,210,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), 3.40% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	1,210,000
		TOTAL	85,507,983
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--2.8%
$21,560,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-G) Weekly VRDNs (Bank of New York LIQ), 3.600%, 8/2/2006	$21,560,000
6,800,000		New York State HFA, (2000 Series A: 300 East 39th Street) Weekly VRDNs (39th Street Associates LLC)/(FNMA LOC), 3.680%, 8/2/2006	6,800,000
2,800,000		New York State HFA, (Series 2005A: 1 East 35th Street Apartments) Weekly VRDNs (35th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.720%, 8/2/2006	2,800,000
4,000,000		New York State HFA, (Series 2006A) Weekly VRDNs (Clinton Green North LLC)/(Bank of America N.A. LOC), 3.680%, 8/2/2006	4,000,000
3,500,000		New York State HFA, (Series 2006A) Weekly VRDNs (Clinton Green South LLC)/(Bank of America N.A. LOC), 3.680%, 8/2/2006	3,500,000
17,000,000		New York State HFA, (Series 2006A: 250 East 60th Street Apartments) Weekly VRDNs (250 East 60th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.720%, 8/2/2006	17,000,000
2,300,000		New York State HFA, (Series 2006A: 385 Third Avenue Apartments) Weekly VRDNs (385 Third Avenue Associates LP)/(Bank of America N.A. LOC), 3.700%, 8/2/2006	2,300,000
10,000,000		New York State HFA, (Series 2006A: Related-East 21st Street Housing) Weekly VRDNs (321 East 21st Street Associates LLC)/(Landesbank Hessen-Thueringen LOC), 3.700%, 8/2/2006	10,000,000
18,820,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 8/3/2006	18,820,000
34,335,000		Triborough Bridge & Tunnel Authority, NY, (Series 2005A) Weekly VRDNs (Dexia Credit Local LIQ), 3.600%, 8/2/2006	34,335,000
19,680,000	[3,4]	Westchester County, NY IDA, (MT-257) Weekly VRDNs (Ardsley Housing Associates LLC)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 8/3/2006	19,680,000
		TOTAL	140,795,000
		North Carolina--4.7%
6,600,000		Cabarrus County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 1996) Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 3.710%, 8/3/2006	6,600,000
2,840,000	[3,4]	Charlotte, NC Airport, (PT-719) Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.720%, 8/3/2006	2,840,000
2,000,000		Hertford County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2000A) Weekly VRDNs (Nucor Corp.), 3.760%, 8/2/2006	2,000,000
17,500,000		Hertford County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2000B) Weekly VRDNs (Nucor Corp.), 3.690%, 8/2/2006	17,500,000
395,000		Johnson County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2001) Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 3.760%, 8/4/2006	395,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$3,200,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2000) Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank N.A. LOC), 3.760%, 8/3/2006	$3,200,000
6,700,000		Montgomery County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 2000) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.740%, 8/1/2006	6,700,000
615,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 3.630%, 8/3/2006	615,000
7,000,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.740%, 8/1/2006	7,000,000
54,855,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 20005-A1) Weekly VRDNs (AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.680%, 8/3/2006	54,855,000
11,250,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-2) Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), 3.710%, 8/3/2006	11,250,000
21,445,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-3) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.680%, 8/3/2006	21,445,000
1,150,000	[3,4]	North Carolina HFA, MERLOTS (Series 2000 A37) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,150,000
3,700,000	[3,4]	North Carolina HFA, MERLOTS (Series B12) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,700,000
13,800,000		North Carolina Medical Care Commission, (Series 2001B) Weekly VRDNs (Moses H. Cone Memorial), 3.640%, 8/3/2006	13,800,000
16,840,000		North Carolina Medical Care Commission, (Series 2006A) Weekly VRDNs (University Health Systems of Eastern Carolina)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.620%, 8/2/2006	16,840,000
9,000,000		Raleigh & Durham, NC Airport Authority, (Series 2006A) Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/(SunTrust Bank LIQ), 3.700%, 8/2/2006	9,000,000
12,600,000		Raleigh & Durham, NC Airport Authority, (Series 2006B) Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.720%, 8/2/2006	12,600,000
9,000,000		Raleigh & Durham, NC Airport Authority, (Series 2006C) Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.710%, 8/2/2006	9,000,000
22,000,000		Raleigh & Durham, NC Airport Authority, (Series 2006D) Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.700%, 8/2/2006	22,000,000
11,100,000		Raleigh & Durham, NC Airport Authority, (Series 2006E) Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.690%, 8/2/2006	11,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$35,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authorithy, (Series 1997) Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC), 3.810%, 8/3/2006	$35,000
1,300,000		Wilson County, NC PCA, (Series 1999) Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/(Wachovia Bank N.A. LOC), 3.760%, 8/3/2006	1,300,000
		TOTAL	234,925,000
		Ohio--3.5%
2,150,000		Ashland, OH, 5.00% BANs, 5/24/2007	2,170,998
5,805,000	[3,4]	Cuyahoga County, OH, (PT-1966) Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006	5,805,000
2,000,000		Dublin, OH, IDRBs (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.740%, 8/3/2006	2,000,000
1,916,000		Euclid, OH, 4.50% BANs, 5/31/2007	1,925,941
10,485,000		Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/(Bank of America N.A. LOC), 3.670%, 8/3/2006	10,485,000
15,000,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.720%, 8/3/2006	15,000,000
3,950,000		Hamilton, OH MFH, (Series 2003A: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.720%, 8/3/2006	3,950,000
185,000		Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006	185,000
3,550,000		Mason, OH, 4.75% BANs, 5/24/2007	3,578,291
6,250,000		Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/ (Key Bank, N.A. LOC), 3.780%, 8/3/2006	6,250,000
43,500,000		Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(Federal Home Loan Bank of Cincinnati LIQ), 3.720%, 8/2/2006	43,500,000
50,000,000		Ohio HFA, (Series I) Weekly VRDNs (Citibank NA, New York LIQ), 3.700%, 8/2/2006	50,000,000
15,000,000		Ohio HFA, (Series J) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.700%, 8/2/2006	15,000,000
1,505,000	[3,4]	Ohio HFA, MERLOTS (Series 2001-A78) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	1,505,000
3,075,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.760%, 8/3/2006	3,075,000
2,250,000		Ohio State Water Development Authority, (Series 1999-A) Weekly VRDNs (Ohio Edison Co.), 3.830%, 8/2/2006	2,250,000
7,000,000		Ohio State, Solid Waste Revenue Bonds (Series 1998) Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD), 3.690%, 8/1/2006	7,000,000
2,870,000		Paulding County, OH, (Series B), 4.50% BANs, 2/14/2007	2,884,379
		TOTAL	176,564,609
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Oklahoma--2.0%
$5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank, N.A. LOC), 3.880%, 8/3/2006	$5,650,000
17,646,873	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 8/3/2006	17,646,873
7,500,000		Oklahoma Development Finance Authority, (Series 2002) Weekly VRDNs (ConocoPhillips Co.)/(ConocoPhillips GTD), 3.740%, 8/2/2006	7,500,000
6,000,000		Oklahoma Development Finance Authority, (Series 2003), 3.45% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2006	6,000,000
33,000,000		Oklahoma Student Loan Authority, (Series 1997A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.700%, 8/2/2006	33,000,000
32,000,000		Oklahoma Student Loan Authority, (Series 2006A-1) Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.730%, 8/2/2006	32,000,000
		TOTAL	101,796,873
		Oregon--0.4%
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	10,000,000
		TOTAL	20,000,000
		Pennsylvania--5.4%
1,000,000		Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 3.780%, 8/3/2006	1,000,000
1,162,000		Northampton County, PA IDA, (Series 1997) Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2006	1,162,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A) Weekly VRDNs (Sunoco, Inc.), 3.785%, 8/2/2006	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B) Weekly VRDNs (Sunoco, Inc.), 3.850%, 8/2/2006	2,500,000
30,700,000		Pennsylvania State Higher Education Assistance Agency, (Series 1997A) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.720%, 8/2/2006	30,700,000
24,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.720%, 8/2/2006	24,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-2) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.720%, 8/2/2006	10,000,000
16,100,000		Pennsylvania State Higher Education Assistance Agency, Series 2002 A) Weekly VRDNs (FSA INS)/(Bayerische Landesbank (Guaranteed), Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG (Guaranteed) LIQs), 3.720%, 8/3/2006	16,100,000
25,000,000		Philadelphia, PA Airport System, (Series 2005B) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.650%, 8/2/2006	25,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$76,485,000		Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.730%, 8/2/2006	$76,485,000
14,000,000		Philadelphia, PA Gas Works, (Sixth Series 1998 General Ordinance) Weekly VRDNs (FSA INS)/(Bank of Nova Scotia, Toronto, J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LIQs), 3.620%, 8/3/2006	14,000,000
15,500,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2005A) Daily VRDNs (Children's Hospital of Philadelphia)/(Bank of America N.A. LIQ), 3.660%, 8/1/2006	15,500,000
19,100,000		Southcentral PA, General Authority, (Series 2005A) Weekly VRDNs (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank N.A., New York LIQ), 3.620%, 8/2/2006	19,100,000
21,615,000		Southcentral PA, General Authority, (Series 2005B) Weekly VRDNs (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank N.A., New York LIQ), 3.620%, 8/2/2006	21,615,000
		TOTAL	267,662,000
		Puerto Rico--0.3%
14,975,000	[3,4]	Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	14,975,000
		Rhode Island--0.1%
3,555,000		Rhode Island Industrial Facilities Corp., (Series 2001) Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 3.780%, 8/3/2006	3,555,000
1,960,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 3.740%, 8/1/2006	1,960,000
		TOTAL	5,515,000
		South Carolina--3.1%
29,650,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1997) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	29,650,000
22,280,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1998) Daily VRDNs (BP Amoco Corp.)/(BP Amoco Corp. GTD), 3.720%, 8/1/2006	22,280,000
21,800,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	21,800,000
18,800,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	18,800,000
5,600,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	5,600,000
21,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.730%, 8/2/2006	21,000,000
10,000,000	[3,4]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.690%, 8/3/2006	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Carolina--continued
$1,830,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank N.A. LOC), 3.920%, 8/4/2006	$1,830,000
1,450,000		South Carolina Jobs-EDA Weekly VRDNs (Lorraine Linens)/(Wachovia Bank N.A. LOC), 3.810%, 8/4/2006	1,450,000
150,000		South Carolina Jobs-EDA, (Series 1990) Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC), 3.970%, 8/2/2006	150,000
150,000		South Carolina Jobs-EDA, (Series 1990) Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC), 3.970%, 8/2/2006	150,000
150,000		South Carolina Jobs-EDA, (Series 1990) Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC), 3.970%, 8/2/2006	150,000
2,300,000		South Carolina Jobs-EDA, (Series 1996) Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2006	2,300,000
700,000		South Carolina Jobs-EDA, (Series 1998) Weekly VRDNs (Carolina Cotton Works, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.740%, 8/3/2006	700,000
6,000,000		South Carolina Jobs-EDA, (Series 2005A) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.700%, 8/3/2006	6,000,000
2,085,000	[3,4]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 3.720%, 8/3/2006	2,085,000
10,300,000	[3,4]	South Carolina State Ports Authority, Floater Certificates (Series 2006-1390X) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.710%, 8/3/2006	10,300,000
		TOTAL	154,245,000
		South Dakota--0.1%
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.670%, 8/3/2006	4,000,000
		Tennessee--0.6%
4,850,000		Dickson, TN Health and Educational Facilities Board, Autumn Park Apartments (Series 1999) Weekly VRDNs (Tennessee Partners XII LP)/(Regions Bank, Alabama LOC), 3.800%, 8/3/2006	4,850,000
1,500,000		Dover, TN IDB, (Series 1997) Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.910%, 8/3/2006	1,500,000
1,950,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.880%, 8/3/2006	1,950,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995) Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC), 3.680%, 8/3/2006	3,000,000
9,400,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2005) Weekly VRDNs (FSP-Wyndridge III LLC)/(FHLMC LOC), 3.700%, 8/3/2006	9,400,000
200,000		South Pittsburg, TN IDB, (Series 1996) Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC), 3.690%, 8/2/2006	200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Tennessee--continued
$845,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/ (SunTrust Bank LOC), 3.690%, 8/2/2006	$845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003) Weekly VRDNs (Forest View LP)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.850%, 8/3/2006	7,000,000
		TOTAL	28,745,000
		Texas--15.7%
8,830,000	[3,4]	Alliance Airport Authority Inc., TX, GS Trust (Series 2006-2G) Weekly VRDNs (FedEx Corp.)/(Goldman Sachs Group, Inc. GTD)/(Goldman Sachs Group, Inc. LIQ), 3.730%, 8/3/2006	8,830,000
14,800,000	[3,4]	Austin, TX Housing Finance Corp., (PT-1348) Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006	14,800,000
4,965,000	[3,4]	Bexar County, TX Housing Finance Corp., PT-2596 Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (Guaranteed) LOC), 3.770%, 8/3/2006	4,965,000
2,000,000		Brazos River Authority, TX, (Series 2001 D-1) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.700%, 8/2/2006	2,000,000
14,700,000		Brazos River Authority, TX, (Series 2001 D-2) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.700%, 8/2/2006	14,700,000
35,500,000		Brazos River Authority, TX, (Series 2001A) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2006	35,500,000
26,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 3.710%, 8/3/2006	26,500,000
930,000		College Station, TX, 6.375% Bonds (CDC IXIS Financial Guaranty N.A. INS), 2/15/2007	942,314
805,000		College Station, TX, 6.375% Bonds (CDC IXIS Financial Guaranty N.A. INS), 2/15/2007	815,659
5,340,000		Colorado County, TX IDC, (Series 2000) Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 3.780%, 8/2/2006	5,340,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.690%, 8/3/2006	2,950,000
14,575,000	[3,4]	Dallas, TX Housing Finance Corp., PT-2599 Weekly VRDNs (Southern Oaks Housing)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (Guaranteed) LOC), 3.770%, 8/3/2006	14,575,000
9,000,000	[3,4]	Dallas-Fort Worth, TX International Airport, (PA-1061) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	9,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$2,870,000	[3,4]	Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	$2,870,000
3,915,000	[3,4]	Dallas-Fort Worth, TX International Airport, PT-738 Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006	3,915,000
4,995,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.710%, 8/3/2006	4,995,000
7,150,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.710%, 8/3/2006	7,150,000
3,000,000	[3,4]	Dallas-Fort Worth, TX International Airport, ROCs (Series 268) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.720%, 8/3/2006	3,000,000
21,370,000	[3,4]	Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4) Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs), 3.790%, 8/3/2006	21,370,000
9,400,000		DeSoto, TX Housing Finance Corp., (Series 2004) Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 3.710%, 8/3/2006	9,400,000
7,500,000		East Texas Housing Finance Corp., (Series 2002) Weekly VRDNs (The Park at Shiloh Apartments)/(Wachovia Bank N.A. LOC), 3.750%, 8/3/2006	7,500,000
3,350,000		Gulf Coast, TX IDA, (Series 1999) Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 3.720%, 8/1/2006	3,350,000
25,000,000		Gulf Coast, TX IDA, (Series 2001) Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 3.720%, 8/1/2006	25,000,000
18,000,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	18,000,000
35,900,000		Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	35,900,000
6,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1993) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	6,000,000
23,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	23,000,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1996) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	25,000,000
24,900,000		Gulf Coast, TX Waste Disposal Authority, (Series 1997) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	24,900,000
13,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 1998) Daily VRDNs (BP Amoco Corp.), 3.720%, 8/1/2006	13,500,000
20,800,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Daily VRDNs (BP Amoco Corp.)/(BP PLC GTD), 3.720%, 8/1/2006	20,800,000
21,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	21,500,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2003) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	25,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$24,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	$24,000,000
19,600,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.720%, 8/1/2006	19,600,000
6,300,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.740%, 8/2/2006	6,300,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.740%, 8/2/2006	7,800,000
7,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 3.740%, 8/2/2006	7,000,000
12,500,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (Baylor College of Medicine)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.620%, 8/2/2006	12,500,000
32,000,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(FGIC INS)/(Citibank NA, New York and J.P. Morgan Chase Bank, N.A. LIQs), 3.680%, 8/3/2006	32,000,000
5,600,000		Harris County, TX HFDC, (Series 2006) Daily VRDNs (Texas Medical Center)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 8/1/2006	5,600,000
2,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 3.750%, 8/3/2006	2,000,000
9,570,000	[3,4]	Houston, TX Airport System, (MERLOTS Series 2001-B4) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	9,570,000
45,200,000		Houston, TX Airport System, (Series 2005A) Weekly VRDNs (FSA INS)/ (Bank of America N.A. LIQ), 3.690%, 8/2/2006	45,200,000
6,930,000	[3,4]	Houston, TX Airport System, Floater Certificates (Series 2006-1382X) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.710%, 8/3/2006	6,930,000
15,000,000		Houston, TX, (Series F), 3.70% CP, Mandatory Tender 8/17/2006	15,000,000
3,500,000		Lower Neches Valley Authority, TX, (Series 2003) Weekly VRDNs (Onyx Environmental Services LLC)/(Bank of America N.A. LOC), 3.680%, 8/3/2006	3,500,000
5,000,000		North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C) Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.640%, 8/2/2006	5,000,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2001) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.740%, 8/2/2006	15,000,000
4,995,000	[3,4]	Port of Houston, TX, Roaring Forks (Series 2005-24) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.790%, 8/3/2006	4,995,000
2,845,000		Saginaw, TX IDA, (Series 1998) Weekly VRDNs (Glad Investing Partners Ltd.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.880%, 8/3/2006	2,845,000
10,120,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.385% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/24/2007	10,120,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$7,000,000	[3,4]	San Antonio, TX Independent School District, (PT-1184) Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006	$7,000,000
10,000,000	[3,4]	Texas State Department of Housing & Community Affairs, (PA-1308) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006	10,000,000
3,000,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-2507) Weekly VRDNs (Ironwood Ranch Townhomes LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006	3,000,000
4,200,000	[3,4]	Texas State Department of Housing & Community Affairs, (Series 2005 FR/RI-L2) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/2/2006	4,200,000
19,985,000		Texas State Department of Housing & Community Affairs, (Series 2005A) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.670%, 8/3/2006	19,985,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004) Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 3.850%, 8/3/2006	13,400,000
3,150,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,150,000
38,000,000		Texas State, (Series 2005), 4.50% TRANs, 8/31/2006	38,037,595
4,000,000		Waco, TX Industrial Development Corp., (Series 1998) Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.910%, 8/3/2006	4,000,000
3,850,000		Waxahachie, TX IDA, (Series 1998) Weekly VRDNs (Rock-Tenn Converting Co.)/ (SunTrust Bank LOC), 3.690%, 8/2/2006	3,850,000
		TOTAL	786,750,568
		Utah--0.1%
4,000,000		West Jordan, UT, (Series 1999) Weekly VRDNs (Penco Products, Inc.)/ (Key Bank, N.A. LOC), 3.740%, 8/3/2006	4,000,000
		Vermont--0.2%
5,295,000	[3,4]	Vermont HFA, (Series 2004 FR/RI-L76) Weekly VRDNs (FSA INS)/ (Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/2/2006	5,295,000
3,500,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), 3.40% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	3,500,000
2,730,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A91), 3.40% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	2,730,000
		TOTAL	11,525,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--1.2%
$34,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.80% CP (Virginia Electric & Power Co.), Mandatory Tender 8/1/2006	$34,300,000
5,000,000	[3,4]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 2.98% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/7/2006	5,000,000
6,500,000	[3,4]	Virginia Port Authority, MERLOTS (Series 1997M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	6,500,000
12,000,000		Virginia State Housing Development Authority, (Subseries D-STEM-II), 3.80% TOBs, Mandatory Tender 11/14/2006	12,000,000
		TOTAL	57,800,000
		Washington--3.3%
6,985,000	[3,4]	Chelan County, WA Public Utility District No. 1, (MERLOTS Series 2001-B1) Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	6,985,000
4,300,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-E: Project No. 3) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.660%, 8/2/2006	4,300,000
5,183,500	[3,4]	Energy Northwest, WA, Piper Certificates (Series 2002C) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.690%, 8/3/2006	5,183,500
24,000,000		Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America N.A. LOC), 3.680%, 8/3/2006	24,000,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 3.850%, 8/3/2006	9,000,000
4,555,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 3.750%, 8/3/2006	4,555,000
4,995,000	[3,4]	Port of Seattle, WA, (PT-720) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.730%, 8/3/2006	4,995,000
8,425,000		Port of Seattle, WA, (Series 2005) Weekly VRDNs (Fortis Bank SA/NV LOC), 3.700%, 8/2/2006	8,425,000
7,610,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2001-A53) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	7,610,000
3,950,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2002-B4) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	3,950,000
5,020,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2006-C1) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006	5,020,000
4,450,000	[3,4]	Port of Seattle, WA, PT-728 Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.710%, 8/3/2006	4,450,000
4,320,000	[3,4]	Port of Seattle, WA, PT-850, 3.13% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/17/2006	4,320,000
2,420,000		Seattle, WA Housing Authority, (Series 2002: New Holly Project Phase III) Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC), 3.710%, 8/3/2006	2,420,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$11,550,000		Seattle, WA Housing Authority, (Series 2003) Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC), 3.710%, 8/3/2006	$11,550,000
11,720,000	[3,4]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), 3.40% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	11,720,000
5,500,000		Washington State EDFA, (Series 2001C) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.730%, 8/2/2006	5,500,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 3.740%, 8/3/2006	1,000,000
5,200,000		Washington State EDFA, (Series 2004B) Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.700%, 8/2/2006	5,200,000
5,000,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 3.700%, 8/2/2006	5,000,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 3.710%, 8/3/2006	5,350,000
26,146,000	[3,4]	Washington State, Floater Certificates (Series 2004-1161) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.600%, 8/3/2006	26,146,000
		TOTAL	166,679,500
		West Virginia--1.1%
1,045,000		Berkeley County, WV County Commission, (Series 1994) Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC), 3.760%, 8/2/2006	1,045,000
10,000,000		Grant County, WV County Commission, PCRB (Series 1994), 3.72% CP (Virginia Electric & Power Co.), Mandatory Tender 10/11/2006	10,000,000
4,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.65% CP (Virginia Electric & Power Co.), Mandatory Tender 8/14/2006	4,000,000
15,800,000		Marion County, WV County Commission, (Series 1990 A) Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.700%, 8/2/2006	15,800,000
3,300,000		Marion County, WV County Commission, (Series 1990 B) Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.720%, 8/2/2006	3,300,000
3,760,000		Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 3.780%, 8/3/2006	3,760,000
15,800,000		West Virginia Public Energy Authority, (1989 Series A), 3.70% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 8/4/2006	15,800,000
		TOTAL	53,705,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--2.0%
$9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 3.890%, 8/3/2006	$9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 3.890%, 8/3/2006	4,000,000
800,000		Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.730%, 8/2/2006	800,000
2,075,000		Hartford, WI, (Series 2000) Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.830%, 8/3/2006	2,075,000
2,300,000		Milwaukee, WI, (Series 1997), 3.72% TOBs (Signature Flight Support Corp.)/ (Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2006	2,300,000
4,085,000	[3,4]	Wisconsin Housing & EDA, (PT-3456) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006	4,085,000
17,435,000		Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/2/2006	17,435,000
30,000,000		Wisconsin Housing & EDA, (Series A) Weekly VRDNs (DePfa Bank PLC LIQ), 3.670%, 8/3/2006	30,000,000
5,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 3.680%, 8/2/2006	5,000,000
17,450,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/2/2006	17,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$4,100,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/2/2006	$4,100,000
2,865,000	[3,4]	Wisconsin Housing & EDA, ROCs (Series 397) Weekly VRDNs (Citibank N.A., New York LIQ), 3.720%, 8/3/2006	2,865,000
		TOTAL	99,610,000
		TOTAL MUNICIPAL INVESTMENTS--107.6% (AT AMORTIZED COST) [5]	5,371,036,367
		OTHER ASSETS AND LIABILITIES - NET--(7.6)%	(377,494,671)
		TOTAL NET ASSETS--100%	$4,993,541,696
Securities that are subject to the federal alternative minimum tax (AMT) represent 70.0% of the portfolio as calculated based on total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch IBCA, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2006, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
97.7%	2.3%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $1,417,048,516, which represented 28.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $1,417,048,516, which represented 28.4% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Board
PUTTERs	--Puttable Tax Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2006

Assets:
Total investments in securities, at amortized cost and value		$5,371,036,367
Cash		593,731
Income receivable		30,352,747
Receivable for shares sold		4,205,130
TOTAL ASSETS		5,406,187,975
Liabilities:
Payable for investments purchased	$410,329,900
Payable for shares redeemed	261,376
Payable for Directors'/Trustees fees	132
Payable for shareholder services fee (Note 5)	217,291
Income distribution payable	1,530,520
Accrued expenses	307,060
TOTAL LIABILITIES		412,646,279
Net assets for 4,993,675,959 shares outstanding		$4,993,541,696
Net Assets Consist of:
Paid-in capital		$4,993,675,960
Accumulated net realized loss on investments		(129,669)
Distributions in excess of net investment income		(4,595)
TOTAL NET ASSETS		$4,993,541,696
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$3,490,983,401 ÷ 3,491,030,472 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$620,552,403 ÷ 620,601,148 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$882,005,892 ÷ 882,044,339 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2006

Investment Income:
Interest			$158,813,381
Expenses:
Investment adviser fee (Note 5)		$10,060,761
Administrative personnel and services fee (Note 5)		4,005,330
Account administration fee--Institutional Service Shares		15,512
Custodian fees		201,306
Transfer and dividend disbursing agent fees and expenses		374,694
Directors'/Trustees' fees		35,031
Auditing fees		16,736
Legal fees		23,088
Portfolio accounting fees		184,126
Shareholder services fee--Institutional Service Shares (Note 5)		1,514,647
Shareholder services fee--Institutional Capital Shares (Note 5)		2,178,142
Share registration costs		291,821
Printing and postage		31,176
Insurance premiums		34,818
Miscellaneous		18,239
TOTAL EXPENSES		18,985,427
Waivers (Note 5):
Waiver of investment adviser fee	$(5,812,657)
Waiver of administrative personnel and services fee	(172,180)
Waiver of shareholder services fee--Institutional Capital Shares	(1,166,074)
TOTAL WAIVERS		(7,150,911)
Net expenses			11,834,516
Net investment income			146,978,865
Net realized loss on investments			(101,081)
Change in net assets resulting from operations			$146,877,784

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$146,978,865	$64,788,270
Net realized gain (loss) on investments	(101,081)	20,299
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	146,877,784	64,808,569
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(101,730,945)	(47,775,366)
Institutional Service Shares	(16,628,052)	(7,591,909)
Institutional Capital Shares	(28,618,336)	(9,430,661)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(146,977,333)	(64,797,936)
Share Transactions:
Proceeds from sale of shares	52,382,943,955	38,273,423,295
Net asset value of shares issued to shareholders in payment of distributions declared	121,331,427	48,697,843
Cost of shares redeemed	(52,255,060,210)	(36,351,113,204)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	249,215,172	1,971,007,934
Change in net assets	249,115,623	1,971,018,567
Net Assets:
Beginning of period	4,744,426,073	2,773,407,506
End of period (including distribution in excess of net investment income of ($4,595) and ($6,127), respectively)	$4,993,541,696	$4,744,426,073

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2006

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Municipal Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. The financial highlights of the Institutional Service Shares and Institutional Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	45,999,768,480	$45,999,768,480	32,377,793,944	$32,377,793,944
Shares issued to shareholders in payment of distributions declared	81,476,882	81,476,882	34,837,487	34,837,487
Shares redeemed	(45,631,011,465)	(45,631,011,465)	(31,516,352,148)	(31,516,352,148)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	450,233,897	$450,233,897	896,279,283	$896,279,283

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,884,342,195	$1,884,342,195	2,119,536,078	$2,119,536,078
Shares issued to shareholders in payment of distributions declared	13,961,548	13,961,548	6,196,601	6,196,601
Shares redeemed	(1,919,661,907)	(1,919,661,907)	(1,847,370,660)	(1,847,370,660)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(21,358,164)	$(21,358,164)	278,362,019	$278,362,019

Year Ended July 31	2006		2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,498,833,280	$4,498,833,280	3,776,093,273	$3,776,093,273
Shares issued to shareholders in payment of distributions declared	25,892,997	25,892,997	7,663,755	7,663,755
Shares redeemed	(4,704,386,838)	(4,704,386,838)	(2,987,390,396)	(2,987,390,396)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(179,660,561)	$(179,660,561)	796,366,632	$796,366,632
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	249,215,172	$249,215,172	1,971,007,934	$1,971,007,934

4. FEDERAL TAX INFORMATION

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended July 31, 2006 and 2005 was as follows:

	2006	2005
Tax-exempt income	$146,977,333	$64,797,936

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$1,525,924
Capital loss carryforward	$(15,340)
Dividend payable - current year end	$(1,530,520)
Current year post October loss deferral	$(114,328)

At July 31, 2006, the Fund had a capital loss carryforward of $15,340, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in July 2013.

The Fund used capital loss carryforwards of $13,247 to offset taxable capital gains realized during the year ended July 31, 2006.

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2006, for federal income tax purposes, post-October losses of $114,328 were deferred to August 1, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the Adviser voluntarily waived $5,812,657 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended July 31, 2006, FSSC voluntarily waived $1,166,074 of its fee. For the year ended July 31, 2006, FSSC did not receive any fees paid by the Fund.

For the year ended July 31, 2006, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $7,698,355,000 and $12,397,527,000, respectively.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. FEDERAL TAX INFORMATION (UNAUDITED)

At July 31, 2006, 100.00% of the distributions from net investment income for the Fund are exempt from federal income tax, other than the federal AMT.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)

On August 18, 2006, the Fund's Trustees, upon the recommendation of the Audit Committee, and completion of the audit for July 31, 2006, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm for the fiscal year ended July 31, 2007. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T), declined to stand for re-election. The reports issued by D&T on the Fund's financial statements for the fiscal years ended July 31, 2005, and July 31, 2006, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended July 31, 2005, and July 31, 2006: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with the reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicted above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending July 31, 2007. During the Fund's fiscal years ended July 31, 2005 and July 31, 2006 and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MUNICIPAL OBLIGATIONS FUND FOR THE INSTITUTIONAL SHARES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Obligations Fund (the "Fund") (a portfolio of the Money Market Obligations Trust) as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 22, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; Controller of Federated Investors, Inc.; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak has been the Fund's Portfolio Manager since May 1997. Mr. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Municipal Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N658

33515 (9/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2006

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2006	2005	2004	2003		2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.042	0.022	0.010	0.014		0.023
Net realized and unrealized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.042	0.022	0.010	0.014		0.023
Less Distributions:
Distributions from net investment income	(0.042)	(0.022)	(0.010)	(0.014)		(0.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	4.33%	2.24%	0.97%	1.36%		2.32%

Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.20%		0.20%
Net investment income	4.24%	2.19%	0.96%	1.34%		2.21%
Expense waiver/reimbursement [3]	0.28%	0.34%	0.34%	0.34%		0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,151,070	$15,600,659	$16,519,436	$20,110,135		$20,707,206

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,023.70	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.00

1 Expenses are equal to the Fund's annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	41.5%
Commercial Paper & Notes	37.7%
Bank Instruments	18.9%
Repurchase Agreements	2.9%
Other Assets and Liabilities--Net [2]	(1.0)%
TOTAL	100.0%

At July 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	42.2	% [4]
8-30 Days	33.2%
31-90 Days	18.8%
91-180 Days	1.8%
181 Days or more	5.0%
Other Assets and Liabilities--Net [2]	(1.0)%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 28.1% of the Fund's portfolio.

Portfolio of Investments

July 31, 2006

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.8%
		Finance - Automotive--0.3%
$21,264,819		Capital One Prime Auto Receivables Trust 2006-1, Class A1, 4.872%, 3/15/2007	$21,264,819
12,479,638		CarMax Auto Owner Trust 2006-1, Class A1, 5.180%, 5/15/2007	12,479,638
9,740,673	[1,2]	DaimlerChrysler Auto Trust 2006-A, Class A1, 4.791%, 3/8/2007	9,740,673
7,490,611		Honda Auto Receivables Owner Trust 2005-6, Class A-1, 4.511%, 12/18/2006	7,490,611
2,226,494		USAA Auto Owner Trust 2005-4, Class A1, 4.400%, 12/15/2006	2,226,494
11,288,364		World Omni Automobile Receivables Trust 2006-A, Class A1, 4.854%, 3/15/2007	11,288,364
		TOTAL	64,490,599
		Finance - Equipment--0.5%
17,006,888		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	17,006,888
41,235,240		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	41,235,240
4,392,380	[1,2]	GE Equipment Small Ticket LLC Series 2005-2, Class A1, 4.556%, 12/22/2006	4,392,380
32,480,403		John Deere Owner Trust 2006-A, Class A1, 5.364%, 7/13/2007	32,480,403
		TOTAL	95,114,911
		TOTAL ASSET-BACKED SECURITIES	159,605,510
		CERTIFICATES OF DEPOSIT--10.9%
		Banking--10.9%
35,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	35,000,181
245,000,000		Calyon, Paris, 4.750% - 5.355%, 10/17/2006 - 4/30/2007	245,001,791
105,000,000		Citizens Bank N.A., 5.160% - 5.270%, 8/10/2006 - 9/12/2006	105,001,514
235,000,000		Citizens Bank of Massachusetts, 5.330% - 5.430%, 8/10/2006 - 9/29/2006	235,000,000
189,000,000		Citizens Bank of Pennsylvania, 5.220% - 5.500%, 8/28/2006 - 10/31/2006	189,000,000
219,000,000		Credit Suisse, Zurich, 4.920% - 5.250%, 11/20/2006 - 3/29/2007	219,000,000
49,200,000		DePfa Bank PLC, 5.260%, 4/9/2007	49,200,000
250,000,000		Deutsche Bank AG, 4.500% - 4.765%, 10/13/2006 - 10/27/2006	250,000,000
40,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	39,968,817
19,250,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	19,250,000
100,000,000		Marshall & Ilsley Bank, Milwaukee, 5.250%, 9/11/2006	100,000,000
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$289,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.850%, 10/4/2006 - 1/30/2007	$288,999,290
95,000,000		Societe Generale, Paris, 4.760% - 4.785%, 10/27/2006	95,000,875
153,000,000		Toronto Dominion Bank, 5.295% - 5.600%, 4/13/2007 - 6/18/2007	153,000,000
280,000,000		Wells Fargo Bank, N.A., 5.300% - 5.310%, 8/7/2006 - 8/10/2006	280,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,303,422,468
		COLLATERALIZED LOAN AGREEMENTS--12.4%
		Banking--4.5%
856,000,000		Fortis Bank SA/NV, 5.362%, 8/1/2006	856,000,000
80,000,000		IXIS Financial Products Inc., 5.412%, 8/1/2006	80,000,000
		TOTAL	936,000,000
		Brokerage--7.9%
703,000,000		Citigroup Global Markets, Inc., 5.362% - 5.412%, 8/1/2006	703,000,000
740,000,000		Goldman Sachs & Co., 5.270% - 5.412%, 8/1/2006	740,000,000
230,000,000		Merrill Lynch & Co., Inc., 5.442%, 8/1/2006	230,000,000
		TOTAL	1,673,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,609,000,000
		COMMERCIAL PAPER--20.8% [3]
		Banking--5.0%
222,000,000		Bank of America Corp., 5.330% - 5.385%, 9/21/2006 - 10/4/2006	220,070,903
33,110,000		Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group, 5.400%, 10/11/2006	32,757,379
1,265,000		Benedictine Living Communities, Inc., 5.400%, 10/11/2006	1,251,528
100,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.390%, 10/2/2006 - 10/3/2006	99,064,236
90,000,000		HBOS Treasury Services PLC, 5.180%, 9/8/2006	89,507,900
106,270,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.280%, 8/7/2006	106,176,482
15,235,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 5.330%, 8/9/2006	15,235,000
505,027,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 4.970% - 5.400%, 8/8/2006 - 10/11/2006	502,413,575
		TOTAL	1,066,477,003
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Automotive--5.3%
$83,382,000		DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 5.280%, 8/4/2006	$83,345,312
51,442,000		DaimlerChrysler Revolving Auto Conduit LLC, A1/P1 Series, 5.140% - 5.150%, 8/18/2006 - 9/14/2006	51,146,103
666,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 4.970% - 5.400%, 8/7/2006 - 11/13/2006	662,378,022
325,000,000		FCAR Auto Loan Trust, A1/P1 Series, 5.140% - 5.360%, 8/11/2006 - 9/15/2006	324,052,989
		TOTAL	1,120,922,426
		Finance - Commercial--1.3%
130,000,000		CIT Group, Inc., 5.000% - 5.110%, 8/9/2006 - 11/14/2006	128,780,458
40,000,000	[1,2]	Edison Asset Securitization LLC, 5.380%, 10/5/2006	39,611,444
100,000,000		General Electric Capital Corp., 5.230%, 8/8/2006	99,898,306
		TOTAL	268,290,208
		Finance - Retail--4.2%
20,000,000	[1,2]	Amsterdam Funding Corp., 5.380%, 10/4/2006	19,808,711
75,431,000	[1,2]	Chariot Funding LLC, 5.150% - 5.280%, 8/10/2006 - 9/5/2006	75,164,442
198,855,000	[1,2]	Compass Securitization LLC, 5.245% - 5.330%, 8/16/2006 - 9/15/2006	197,794,469
51,205,000	[1,2]	Jupiter Securitization Company LLC, 5.280%, 8/3/2006	51,189,980
50,000,000	[1,2]	PREFCO-Preferred Receivables Funding Company LLC, 5.170%, 8/10/2006	49,935,375
232,564,000	[1,2]	Paradigm Funding LLC, 5.230% - 5.330%, 8/7/2006 - 8/15/2006	232,203,675
252,229,000	[1,2]	Sheffield Receivables Corp., 5.280% - 5.300%, 8/9/2006 - 8/11/2006	251,906,103
		TOTAL	878,002,755
		Finance - Securities--4.5%
35,000,000	[1,2]	Galaxy Funding Inc., 5.040%, 8/4/2006	34,985,300
269,000,000	[1,2]	Georgetown Funding Co. LLC, 5.419% - 5.449%, 9/19/2006 - 9/20/2006	267,816,641
250,000,000	[1,2]	Grampian Funding LLC, 5.220% - 5.370%, 9/18/2006 - 10/25/2006	247,259,146
197,844,000	[1,2]	KLIO II Funding Ltd., 5.230% - 5.370%, 8/18/2006 - 9/8/2006	197,110,642
179,000,000	[1,2]	Perry Global Funding LLC Series A, 5.180% - 5.380%, 8/9/2006 - 10/10/2006	177,862,951
35,000,000	[1,2]	Scaldis Capital LLC, 5.230%, 9/13/2006	34,781,357
		TOTAL	959,816,037
		Insurance--0.5%
100,000,000	[1,2]	Aspen Funding Corp., 5.350%, 9/22/2006	99,227,222
		TOTAL COMMERCIAL PAPER	4,392,735,651
Principal Amount			Value
		CORPORATE BONDS--0.3%
		Finance - Commercial--0.1%
$20,000,000		CIT Group, Inc., 5.202%, 8/18/2006	$20,000,573
		Finance - Retail--0.2%
46,325,000		SLM Corp., 5.529%, 9/15/2006	46,335,844
		TOTAL CORPORATE BONDS	66,336,417
		CORPORATE NOTES--2.3%
		Finance - Securities--2.3%
185,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.000%, 3/9/2007 - 3/12/2007	185,000,000
303,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.150% - 5.750%, 8/8/2006 - 7/25/2007	303,000,000
		TOTAL CORPORATE NOTES	488,000,000
		GOVERNMENT AGENCIES--0.2%
		Government Agency--0.2%
39,000,000		Federal Home Loan Mortgage Corp., 5.410%, 6/18/2007	39,000,000
		LOAN PARTICIPATION--0.3%
		Electrical Equipment--0.3%
55,500,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 5.390%, 5/21/2007	55,500,000
		NOTES - VARIABLE--41.5% [4]
		Banking--18.5%
4,945,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.400%, 8/3/2006	4,945,000
1,620,000		Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,620,000
4,915,000		AlaTrade Foods LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.500%, 8/3/2006	4,915,000
1,245,000		Alabama State IDA, (SERIES 1994) Miltope Project, (Regions Bank, Alabama LOC), 5.470%, 8/3/2006	1,245,000
3,800,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.450%, 8/3/2006	3,800,000
1,075,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham, AL LOC), 5.500%, 8/3/2006	1,075,000
2,050,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 5.470%, 8/3/2006	2,050,000
33,640,000		American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	33,640,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$7,150,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 5.430%, 8/3/2006	$7,150,000
12,000,000		Association of American Medical Colleges, (GTD by J.P. Morgan Chase Bank, N.A., INS AMBAC Financial Group, Inc.), 5.490%, 8/2/2006	12,000,000
4,125,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 5.400%, 8/3/2006	4,125,000
7,640,000		B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	7,640,000
230,000,000	[1,2]	BNP Paribas SA, 5.144% - 5.364%, 8/21/2006 - 8/28/2006	230,000,000
5,635,000		Baldwin County Sewer Service LLC, Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	5,635,000
602,000,000		Bank of America N.A., 5.373%, 8/1/2006	601,992,144
63,000,000	[1,2]	Bank of Ireland, 5.350%, 8/21/2006	63,000,000
73,000,000	[1,2]	Bank of New York Co., Inc., 5.458%, 8/28/2006	73,000,000
225,000,000		Barclays Bank PLC, 5.289% - 5.343%, 8/7/2006 - 8/28/2006	224,972,557
16,275,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.450%, 8/3/2006	16,275,000
6,995,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 5.498%, 8/2/2006	6,995,000
3,260,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 5.498%, 8/2/2006	3,260,000
4,910,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.400%, 8/4/2006	4,910,000
1,205,000		Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	1,205,000
5,970,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 8/3/2006	5,970,000
13,001,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	13,001,000
3,107,000		Capital One Funding Corp., (Series 1998-C), (J.P. Morgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	3,107,000
17,658,000		Capital One Funding Corp., (Series 1999-A), (J.P. Morgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	17,658,000
1,414,000		Capital One Funding Corp., (Series 1999-B), (J.P. Morgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	1,414,000
1,089,000		Capital One Funding Corp., Series 1994-D, (J.P. Morgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	1,089,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$2,882,000		Capital One Funding Corp., Series 1995-B, (J.P. Morgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	$2,882,000
1,297,000		Capital One Funding Corp., Series 1995-F, (J.P. Morgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	1,297,000
3,112,000		Capital One Funding Corp., Series 1996-H, (J.P. Morgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	3,112,000
7,294,000		Capital One Funding Corp., Series 2001-B, (J.P. Morgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	7,294,000
10,575,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 5.500%, 8/4/2006	10,575,000
6,350,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	6,350,000
3,760,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 5.650%, 8/3/2006	3,760,000
3,805,000		Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A. LOC), 5.450%, 8/3/2006	3,805,000
795,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (J.P. Morgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	795,000
1,420,000		Columbia County, GA Development Authority, Series 1993, (SunTrust Banks, Inc. LOC), 5.370%, 8/2/2006	1,420,000
10,800,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 5.450%, 8/3/2006	10,800,000
8,580,000		Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 5.550%, 8/4/2006	8,580,000
33,810,000		Cook County, IL, Series 2002 A, 5.420%, 8/2/2006	33,810,000
5,765,000		Crane Plastics Siding LLC, Series 2000, (J.P. Morgan Chase Bank, N.A. LOC), 5.400%, 8/3/2006	5,765,000
146,500,000		Credit Suisse, Zurich, 5.280% - 5.486%, 9/12/2006 - 10/24/2006	146,500,619
12,600,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 5.470%, 8/3/2006	12,600,000
15,000,000		Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura Bank LOC), 5.350%, 8/3/2006	15,000,000
2,570,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.400%, 8/2/2006	2,570,000
6,110,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	6,110,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,200,000		Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	$3,200,000
43,000,000		First Tennessee Bank, N.A., 5.210%, 8/25/2006	43,000,099
1,000,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 5.450%, 8/3/2006	1,000,000
13,405,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 5.400%, 8/3/2006	13,405,000
2,930,000		Gesmundo & Associates, Inc., Series A, (National City Bank of the Midwest LOC), 5.350%, 8/3/2006	2,930,000
36,800,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank, N.A. LOC), 5.420%, 8/2/2006	36,800,000
13,850,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 5.370%, 8/2/2006	13,850,000
36,000,000		Greenwich Capital Holdings, Inc., (GTD by Greenwich Capital Holdings, Inc.), 5.305%, 8/9/2006	36,000,000
5,615,000		H & P Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	5,615,000
8,860,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 5.350%, 8/3/2006	8,860,000
399,000,000	[1,2]	HBOS Treasury Services PLC, 5.259% - 5.315%, 8/9/2006 - 8/21/2006	399,001,584
369,700,000		HBOS Treasury Services PLC, 5.396% - 5.530%, 8/1/2006 - 9/25/2006	369,702,523
5,550,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	5,550,000
8,210,000		Healthcare Network Properties LLC, (Series A), (National City Bank of the Midwest LOC), 5.350%, 8/3/2006	8,210,000
10,350,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	10,350,000
3,235,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham, AL LOC), 5.520%, 8/3/2006	3,235,000
85,000,000		J.P. Morgan Chase & Co., 5.316%, 8/2/2006	85,000,000
3,725,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 5.590%,8/2/2006	3,725,000
15,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (INS MBIA Insurance Corp.), 5.450%, 8/3/2006	15,000,000
3,130,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.450%, 8/2/2006	3,130,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$1,800,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.450%, 8/2/2006	$1,800,000
4,740,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/4/2006	4,740,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTs Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	5,165,000
11,250,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 5.450%, 8/3/2006	11,250,000
4,785,000		M & C Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	4,785,000
460,000		Madison, WI Community Development Authority, Series 1997-B Hamilton Point Apts., (J.P. Morgan Chase Bank, N.A. LOC), 5.600%, 8/3/2006	460,000
12,045,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999B, (Wachovia Bank N.A. LOC), 5.480%, 8/1/2006	12,045,000
17,440,000		Massachusetts State Development Finance Agency, (J.P. Morgan Chase Bank, N.A. LOC), 5.370%, 8/2/2006	17,440,000
4,610,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.450%, 8/4/2006	4,610,000
75,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.305% - 5.329%, 8/10/2006 - 8/15/2006	74,995,400
1,841,000		Midwest Funding Corp., Series 1992-B, (J.P. Morgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	1,841,000
8,710,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 5.470%, 8/3/2006	8,710,000
4,200,000		Mississippi Business Finance Corp., Howard Industries, Inc. Series 1997, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 8/3/2006	4,200,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 5.400%, 8/3/2006	10,000,000
17,000,000		Mississippi Business Finance Corp., Series 1994 Georgia Gulf, (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (J.P. Morgan Chase Bank, N.A. LOC), 5.400%, 8/2/2006	10,790,000
110,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.307%, 8/7/2006	110,000,000
5,975,000		North American Gulf Terminals, Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.390%, 8/3/2006	5,975,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$11,920,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 5.350%, 8/3/2006	$11,920,000
81,800,000		Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 5.450%, 8/2/2006	81,800,000
10,150,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 5.400%, 8/3/2006	10,150,000
5,000,000		Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	5,000,000
11,000,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	11,000,000
4,385,000		Parkview Professional Center, Series 2005, (Comerica Bank LOC), 5.480%, 8/3/2006	4,385,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A., Minnesota LOC), 5.450%, 8/2/2006	6,650,000
14,500,000		Pitney Roads Partners LLC, Series 2003 - A, (Bank of America N.A. LOC), 5.380%, 8/3/2006	14,500,000
1,185,000		Quality Synthetic Rubber Co., Series 2000, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2006	1,185,000
5,850,000		Reiser Group Sonic Management Co., Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	5,850,000
9,255,000		Rollins College, Series 1998, (SunTrust Bank LOC), 5.370%, 8/2/2006	9,255,000
108,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.316%, 8/1/2006	108,000,000
60,000,000		Royal Bank of Canada, Montreal, 5.520%, 10/12/2006	60,010,241
19,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 5.400%, 8/3/2006	19,000,000
3,590,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 5.420%, 8/2/2006	3,590,000
2,771,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	2,771,000
14,390,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	14,390,000
50,000,000	[1,2]	Societe Generale, Paris, 5.316%, 8/2/2006	50,000,000
11,375,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 5.400%, 8/3/2006	11,375,000
55,225,000		Spitzer Group, (J.P. Morgan Chase Bank, N.A. LOC), 5.350%, 8/3/2006	55,225,000
3,180,000		Springfield Ltd. Partnership, (UBS AG LOC), 5.350%, 8/3/2006	3,180,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$1,165,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 5.640%, 8/3/2006	$1,165,000
1,950,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 5.540%, 8/3/2006	1,950,000
13,280,000		Suffolk County, NY IDA, (Bank of America N.A. LOC), 5.420%, 8/2/2006	13,280,000
6,050,000		Trinity Baptist Church, Series 2002-A, (Regions Bank, Alabama LOC), 5.400%, 8/3/2006	6,050,000
75,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (GTD by Wachovia Corp.), 5.424% - 5.490%, 9/21/2006 - 9/28/2006	75,000,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	9,300,000
1,200,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 5.350%, 8/2/2006	1,200,000
2,512,000		Vista Funding Corp., Series 1995-D, (Fifth Third Bank, Cincinnati LOC), 5.390%, 8/3/2006	2,512,000
1,245,000		Vista Funding Corp., Series 1998-B, (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/3/2006	1,245,000
195,250,000		Wells Fargo & Co., 5.396%, 8/2/2006	195,250,066
10,575,000		Western Reserve Masonic Community, Inc., (GTD by J.P. Morgan Chase Bank, N.A.), 5.500%, 8/3/2006	10,575,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 5.340%, 9/11/2006	25,000,000
10,195,000		Whetstone Care Center LLC, Series 1998, (Fifth Third Bank, Cincinnati LOC), 5.500%, 8/3/2006	10,195,000
4,780,000		William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.480%, 8/3/2006	4,780,000
34,345,000		World Wildlife Fund, Inc., Series 2000 B, (INS by AMBAC Financial Group, Inc.), 5.490%, 8/3/2006	34,345,000
		TOTAL	3,895,168,233
		Brokerage--7.8%
117,000,000		Goldman Sachs Group, Inc., 5.307% - 5.386%, 8/1/2006 - 8/7/2006	117,000,000
50,000,000	[1,2]	Goldman Sachs Group, Inc., 5.389%, 8/15/2006	50,001,885
110,000,000		Goldman Sachs Group, Inc., Promissory Note, 5.375%, 8/8/2006	110,000,000
374,000,000		Merrill Lynch & Co., Inc., 5.349% - 5.394%, 8/4/2006 - 8/24/2006	374,000,000
240,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.599%, 8/11/2006	240,000,334
752,300,000		Morgan Stanley, 5.363% - 5.468%, 8/1/2006 - 8/28/2006	752,302,345
		TOTAL	1,643,304,564
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Electrical Equipment--0.3%
$2,600,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 5.310%, 8/3/2006	$2,600,000
58,656,672		Northwest Airlines, Inc., (GTD by General Electric Co.), 5.330%, 8/7/2006	58,656,672
		TOTAL	61,256,672
		Finance - Commercial--2.3%
50,000,000	[1,2]	Fairway Finance Co. LLC, 5.328%, 8/21/2006	49,999,745
436,100,000	[1,2]	General Electric Capital Corp., 5.469% - 5.470%, 8/9/2006 - 8/17/2006	436,100,000
		TOTAL	486,099,745
		Finance - Retail--4.0%
14,000,000		American Express Credit Corp., 5.459%, 8/15/2006	14,006,142
368,500,000	[1,2]	Compass Securitization LLC, 5.300% - 5.324%, 8/7/2006 - 10/12/2006	368,472,518
286,500,000	[1,2]	Paradigm Funding LLC, 5.297% - 5.345%, 8/7/2006 - 8/25/2006	286,500,000
180,000,000	[1,2]	SLM Corp., 5.356%, 8/14/2006	180,000,000
		TOTAL	848,978,660
		Finance - Securities--2.9%
122,500,000	[1,2]	Beta Finance, Inc., 5.189% - 5.379%, 8/15/2006 - 8/22/2006	122,522,655
23,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.325%, 8/10/2006	23,000,793
474,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.309% - 5.355%, 8/1/2006 - 8/24/2006	473,994,899
		TOTAL	619,518,347
		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (FNMA LOC), 5.320%, 8/3/2006	7,945,000
46,455,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 5.320%, 8/3/2006	46,455,000
5,350,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (FHLB of Indianapolis LOC), 5.340%, 8/3/2006	5,350,000
		TOTAL	59,750,000
		Insurance--3.8%
20,000,000		Albuquerque, NM, Series 2000 A, (INS MBIA Insurance Corp.), 5.320%, 8/2/2006	20,000,000
54,000,000		Genworth Life Insurance Co., 5.321%, 9/1/2006	54,000,000
50,000,000		Hartford Life Insurance Co., 5.319% - 5.401%, 8/1/2006 - 9/1/2006	50,000,000
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [4]
		Insurance--continued
$100,000,000	[1,2]	MBIA Global Funding LLC, 5.317%, 8/14/2006	$100,000,000
66,000,000		MetLife Insurance Co. of Connecticut, 5.279% - 5.590%, 8/21/2006 - 9/28/2006	66,000,000
105,000,000		Metropolitan Life Insurance Co., 5.270% - 5.648%, 8/1/2006 - 10/2/2006	105,000,000
152,000,000		Monumental Life Insurance Co., 5.367% - 5.609%, 7/31/2006 - 10/2/2006	152,000,000
90,000,000		New York Life Insurance Co., 4.920% - 5.290%, 8/30/2006 - 9/1/2006	90,000,000
30,000,000		Protective Life Secured Trust 2004-B, 5.580%, 10/13/2006	30,018,718
125,000,000		Transamerica Occidental Life Insurance Co., 5.620%, 10/2/2006	125,000,000
		TOTAL	792,018,718
		Municipal--1.0%
205,500,000		Florida Hurricane Catastrophe Fund Finance Corp., 5.377%, 8/15/2006	205,500,000
		Pharmaceuticals & Health Care--0.6%
128,000,000	[1,2]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 5.316%, 8/1/2006	128,000,000
		TOTAL NOTES - VARIABLE	8,739,594,939
		TIME DEPOSITS--8.0%
		Banking--8.0%
400,000,000		Bank of Montreal, 5.300%, 8/1/2006	400,000,000
190,000,000		Chase Bank USA, N.A., 5.313%, 8/1/2006	190,000,000
140,000,000		Deutsche Bank AG, 5.313%, 8/1/2006	140,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 5.213%, 8/1/2006	250,000,000
200,000,000		Societe Generale, Paris, 5.293%, 8/1/2006	200,000,000
500,000,000		SunTrust Bank, 5.300%, 8/1/2006	500,000,000
		TOTAL TIME DEPOSITS	1,680,000,000
		MUTUAL FUNDS--0.6%
		Asset Management--0.6%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	65,000,000
50,000,000		Columbia Money Market Reserves	50,000,000
20,059,291		DWS Money Market Trust	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
Principal Amount			Value
		REPURCHASE AGREEMENTS--2.9%
$228,302,000		Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.	$228,302,000
150,000,000		Interest in $300,000,000 joint repurchase agreement 5.27%, dated 7/31/2006 under which Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 6/30/2023 for $300,043,917 on 8/1/2006. The market value of the underlying securities at the end of the period was $306,045,400.	150,000,000
30,000,000		Interest in $238,000,000 joint repurchase agreement 5.10%, dated 7/31/2006 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/31/2006 for $238,033,717 on 8/1/2006. The market value of the underlying securities at the end of the period was $242,764,447.	30,000,000
150,000,000		Interest in $850,000,000 joint repurchase agreement 5.25%, dated 7/31/2006 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2011 for $850,123,958 on 8/1/2006. The market value of the underlying security at the end of the period was $868,259,653.	150,000,000
55,000,000		Interest in $100,000,000 joint repurchase agreement 5.20%, dated 7/31/2006 under which UBS Securities LLC will repurchase a U.S. Government Agency Security and Refunding Bonds with various maturities to 4/1/2036 for $100,014,444 on 8/1/2006. The market value of the underlying securities at the end of the period was $102,000,893.	55,000,000
		TOTAL REPURCHASE AGREEMENTS	613,302,000
		TOTAL INVESTMENTS--101.0% (AT AMORTIZED COST) [5]	21,281,556,276
		OTHER ASSETS AND LIABILITIES - NET--(1.0)%	(211,105,080)
		TOTAL NET ASSETS--100%	$21,070,451,196

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $6,758,204,217, which represented 32.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $6,758,204,217, which represented 32.1% of total net assets.

3 Discount rate at the time of purchase.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2006

Assets:
Investments in securities, at amortized cost and value		$21,281,556,276
Income receivable		91,284,630
Receivable for shares sold		4,244,361
TOTAL ASSETS		21,377,085,267
Liabilities:
Payable for investments purchased	$250,000,000
Payable for shares redeemed	1,794,999
Payable to bank	1,071,520
Payable for account administration fee	5,592
Payable for distribution services fee (Note 5)	18,578
Payable for shareholders services fee (Note 5)	1,236,856
Income distribution payable	52,052,978
Accrued expenses	453,548
TOTAL LIABILITIES		306,634,071
Net assets for 21,070,482,827 shares outstanding		$21,070,451,196
Net Assets Consist of:
Paid-in capital		$21,070,483,315
Distributions in excess of net investment income		(32,119)
TOTAL NET ASSETS		$21,070,451,196
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$15,151,070,495 ÷ 15,150,737,987 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$5,827,991,920 ÷ 5,828,357,684 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$91,388,781 ÷ 91,387,156 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2006

Investment Income:
Interest			$962,143,991
Expenses:
Investment adviser fee (Note 5)		$43,223,840
Administrative personnel and services fee (Note 5)		17,208,606
Account administration fee-Institutional Service Shares		42,355
Account administration fee-Trust Shares		112,749
Custodian fees		945,118
Transfer and dividend disbursing agent fees and expenses		288,861
Directors'/Trustees' fees		156,835
Auditing fees		16,735
Legal fees		15,843
Portfolio accounting fees		188,342
Distribution services fee--Trust Shares (Note 5)		113,101
Shareholder services fee--Institutional Shares (Note 5)		30,505,395
Shareholder services fee--Institutional Service Shares (Note 5)		13,485,527
Share registration costs		185,177
Printing and postage		49,673
Insurance premiums		120,310
Miscellaneous		85,055
TOTAL EXPENSES		106,743,522
Waivers (Note 5):
Waiver of investment adviser fee	$(17,467,455)
Waiver of administrative personnel and services fee	(740,323)
Waiver of shareholder services fee--Institutional Shares	(30,505,395)
TOTAL WAIVERS		(48,713,173)
Net expenses			58,030,349
Net investment income			$904,113,642
Net realized gain on investments			19,446
Change in net assets resulting from operations			$904,133,088

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$904,113,642	$403,067,223
Net realized gain on investments	19,446	6,988
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	904,133,088	403,074,211
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(684,227,011)	(310,331,174)
Institutional Service Shares	(218,509,885)	(91,678,641)
Trust Shares	(1,780,728)	(559,108)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(904,517,624)	(402,568,923)
Share Transactions:
Proceeds from sale of shares	239,640,314,040	195,969,796,916
Net asset value of shares issued to shareholders in payment of distributions declared	372,405,232	158,142,824
Cost of shares redeemed	(240,296,751,011)	(196,153,055,301)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(284,031,739)	(25,115,561)
Change in net assets	(284,416,275)	(24,610,273)
Net Assets:
Beginning of period	21,354,867,471	21,379,477,744
End of period (including undistributed (distributions in excess of) net investment income of $(32,119) and $371,863, respectively)	$21,070,451,196	$21,354,867,471

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2006

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 diversified portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	195,830,365,206	$195,830,365,206	152,484,780,713	$152,484,780,713
Shares issued to shareholders in payment of distributions declared	302,881,875	302,881,875	129,187,873	129,187,873
Shares redeemed	(196,582,948,973)	(196,582,948,973)	(153,533,043,698)	(153,533,043,698)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(449,701,892)	$(449,701,892)	(919,075,112)	$(919,075,112)

Year Ended July 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	43,532,917,577	$43,532,917,577	43,291,731,228	$43,291,731,228
Shares issued to shareholders in payment of distributions declared	68,834,830	68,834,830	28,658,863	28,658,806
Shares redeemed	(43,501,036,269)	(43,501,036,269)	(42,417,391,466)	(42,417,391,466)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	100,716,138	$100,716,138	902,998,625	$902,998,568

Year Ended July 31	2006		2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	277,031,257	$277,031,257	193,284,975	$193,284,975
Shares issued to shareholders in payment of distributions declared	688,527	688,527	296,145	296,145
Shares redeemed	(212,765,769)	(212,765,769)	(202,620,137)	(202,620,137)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	64,954,015	$64,954,015	(9,039,017)	$(9,039,017)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(284,031,739)	$(284,031,739)	(25,115,504)	$(25,115,561)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$904,517,624	$402,568,923

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$52,020,859
Dividend payable	$(52,052,978)

The Fund used capital loss carryforwards of $19,446 to offset taxable capital gains during the year ended July 31, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the Adviser voluntarily waived $17,467,455 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund Trust Shares may incur distribution expenses of up to 0.25% of its average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intemediaries whose customers purchase shares. For the year ended July 31, 2006, FSC retained $225 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares and Institutional Service Shares to financial intermediaries or to FSSC, for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended July 31, 2006, FSSC voluntarily waived $30,505,395 of its fee. For the year ended July 31, 2006, FSSC received $32,334 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)

On August 18, 2006, the Fund's Board of Trustees ("Trustees"), upon the recommendation of the Audit Committee and completion of the audit for July 31, 2006, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm for the fiscal year ended July 31, 2007. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The reports issued by D&T on the Fund's financial statements for the fiscal years ended 2005, and 2006, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended 2005, and 2006: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending 2007. During the Fund's fiscal years ended 2005, and 2006, and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2006, 100% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF PRIME OBLIGATIONS FUND FOR THE INSTITUTIONAL SHARES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Obligations Fund (the "Fund") (a portfolio of the Money Market Obligations Trust) as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers. When replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 22, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; Controller of Federated Investors, Inc.; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham has been the Fund's portfolio manager since July 1991. She was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Prime Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203

33506 (9/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:

Net investment income	0.039	0.018	0.006	0.009	0.018

Net realized gain on investments	--	--	0.000 [1]	0.001	0.001

TOTAL FROM INVESTMENT OPERATIONS	0.039	0.018	0.006	0.010	0.019

Less Distributions:

Distributions from net investment income	(0.039)	(0.018)	(0.006)	(0.009)	(0.018)

Distributions from net realized gain on investments	--	--	(0.000)[1]	(0.001)	(0.001)

TOTAL DISTRIBUTIONS	(0.039)	(0.018)	(0.006)	(0.010)	(0.019)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	3.93%	1.86%	0.62%	1.02%	1.95%

Ratios to Average Net Assets:

Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	3.83%	1.82%	0.60%	0.97%	1.85%

Supplemental Data:

Net assets, end of period (000 omitted)	$524,802	$520,178	$651,852	$863,363	$845,889

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period	[1]

Actual:

Fund	$1,000	$1,021.60	$2.26

Hypothetical (assuming a 5% return before expenses):

Fund	$1,000	$1,022.56	$2.26

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2006, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Repurchase Agreements	97.4%

U.S. Treasury Securities	2.8%

Other Assets and Liabilities Net[2]	(0.2)%

TOTAL	100.0%

At July 31, 2006, the Fund’s effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	96.5%

8-30 Days	0.0%

31-90 Days	0.0%

91-180 Days	2.9%

181 Days or more	0.8%

Other Assets and Liabilities Net[2]	(0.2)%

TOTAL	100.0%

1 See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2006

Principal Amount			Value

		U.S. TREASURY OBLIGATIONS--2.8%
		U.S. Treasury Notes--2.8%
$3,500,000		United States Treasury Notes, 2.500%, 10/31/2006	$3,485,622
7,000,000		United States Treasury Notes, 2.875%, 11/30/2006	6,963,403
4,250,000		United States Treasury Notes, 3.125%, 1/31/2007	4,219,722

		TOTAL U.S. TREASURY OBLIGATIONS	14,668,747

		REPURCHASE AGREEMENTS--97.4%
107,288,000		Interest in $2,323,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $2,323,338,771 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,369,460,967.	107,288,000
103,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.26%, dated 7/31/2006, under which Bear Stearns & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2016 for $1,500,219,167 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,557,996,728.	103,000,000
103,000,000		Interest in $1,350,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,350,196,875 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,377,001,350.	103,000,000
103,000,000		Interest in $850,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2011 for $850,123,958 on 8/1/2006. The market value of the underlying security at the end of the period was $868,259,653.	103,000,000
5,000,000	[1]	Interest in $244,000,000 joint repurchase agreement 5.20%, dated 6/1/2006, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2015 for $250,344,000 on 11/29/2006. The market value of the underlying securities at the end of the period was $251,133,204.	5,000,000
		REPURCHASE AGREEMENTS--continued
$90,000,000		Interest in $1,850,000,000 joint repurchase agreement 5.25%, dated 7/31/2006, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2021 for $1,850,269,792 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,887,004,311.	$90,000,000

		TOTAL REPURCHASE AGREEMENTS	511,288,000

		TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST)2	525,956,747

		OTHER ASSETS AND LIABILITIES--NET--(0.2)%	(1,154,834)

		TOTAL NET ASSETS--100%	$524,801,913

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2006

Assets:

Investments in repurchase agreements	$511,288,000

Investments in securities	14,668,747

Total investments in securities, at amortized cost and value		$525,956,747

Income receivable		173,761

Receivable for shares sold		28,534

TOTAL ASSETS		526,159,042

Liabilities:

Payable for shares redeemed	219,159

Income distribution payable	1,100,590

Payable to bank	2,248

Payable for Directors’/Trustees’ fees	50

Accrued expenses	35,082

TOTAL LIABILITIES		1,357,129

Net assets for 524,799,689 shares outstanding		$524,801,913

Net Assets Consist of:

Paid-in capital		$524,799,689

Undistributed net investment income		2,224

TOTAL NET ASSETS		$524,801,913

Net Asset Value, Offering Price and Redemption Proceeds per Share:

$524,801,913 ÷ 524,799,689 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2006

Investment Income:

Interest			$21,613,745

Expenses:

Investment adviser fee (Note 5)		$2,018,872

Administrative personnel and services fee (Note 5)		401,918

Custodian fees		28,831

Transfer and dividend disbursing agent fees and expenses		29,629

Directors’/Trustees’ fees		4,824

Auditing fees		16,537

Legal fees		6,951

Portfolio accounting fees		96,659

Shareholder services fee (Note 5)		981,357

Share registration costs		32,249

Printing and postage		11,171

Insurance premiums		10,168

Miscellaneous		17,256

TOTAL EXPENSES		3,656,422

Waivers (Note 5):

Waiver of investment adviser fee	$(354,351)

Waiver of administrative personnel and services fee	(17,323)

Waiver of shareholder services fee	(981,357)

TOTAL WAIVERS		(1,353,031)

Net expenses			2,303,391

Net investment income			$19,310,354

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2006	2005

Increase (Decrease) in Net Assets

Operations:

Net investment income	$19,310,354	$10,515,749

Distributions to Shareholders:

Distributions from net investment income	(19,306,837)	(10,521,748)

Share Transactions:

Proceeds from sale of shares	2,493,828,282	2,699,869,630

Net asset value of shares issued to shareholders in payment of distributions declared	5,038,704	2,546,155

Cost of shares redeemed	(2,494,246,324)	(2,834,084,138)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,620,662	(131,668,353)

Change in net assets	4,624,179	(131,674,352)

Net Assets:

Beginning of period	520,177,734	651,852,086

End of period (including undistributed (distributions in excess of) net investment income of $2,224 and $(1,293), respectively)	$524,801,913	$520,177,734

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2006

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Trust for U.S. Treasury Obligations (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2006	2005

Shares sold	2,493,828,282	2,699,869,630
Shares issued to shareholders in payment of distributions declared	5,038,704	2,546,155
Shares redeemed	(2,494,246,324)	(2,834,084,138)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,620,662	(131,668,353)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2006 and 2005 was as follows:

	2006	2005

Ordinary income[1]	$19,306,837	$10,521,748

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,102,814

Dividends payable	$(1,100,590)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund’s aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state law and regulations, expenses of withholding taxes and extraordinary expenses) exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the Adviser waived $354,351 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended July 31, 2006, FSSC voluntarily waived $981,357 of its fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TRUST FOR U.S. TREASURY OBLIGATIONS:

We have audited the accompanying statement of assets and liabilities of Trust for U.S. Treasury Obligations (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for U.S. Treasury Obligations, a portfolio of the Money Market Obligations Trust, at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young

Boston, Massachusetts
September 12, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is “interested” because his son-in-law is employed by the Fund’s principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Vice President, Finance of Federated Services Company; Controller of Federated Investors, Inc.; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Susan R. Hill has been the Fund’s Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006

Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

** Officers do not receive any compensation from the Fund.

Evaluation and Approval of Advisory Contract

TRUST FOR U.S. TREASURY OBLIGATIONS (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2006. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated’s profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

During the year ending December 31, 2005, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of the Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

Trust for U.S. Treasury Obligations
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N799

28731 (9/06)

Federated is a registered mark of Federated Investors, Inc.
2006 ©Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)     Audit Fees billed to the registrant for the two most recent fiscal years:
                Fiscal year ended 2006 - $706,795
                Fiscal year ended 2005 - $661,534
(b)     Audit-Related Fees billed to the registrant for the two most recent fiscal  years:
                Fiscal year ended 2006 - $2,016
                Fiscal year ended 2005 - $17,850

     Fiscal year ended 2006 - Transfer Agent  Services  Auditor  report.  Fiscal year ended 2005 - Transfer Agent Services Auditor report.  Amount requiring
     approval  of  the  registrant's   audit  committee  pursuant  to  paragraph
     (c)(7)(ii)   of  Rule  2-01  of   Regulation   S-X,   $3,131  and  $161,097
     respectively.  Fiscal  year  ended  2006 - Audit  consents  issued for N-14 business  combinations.  Fiscal year ended 2005 - Sarbanes  Oxley sec.  302 procedures and Transfer Agent Service Auditors report.

(c)  Tax Fees billed to the registrant for the two most recent fiscal years:
        Fiscal year ended 2006 - $0
        Fiscal year ended 2005 - $0
     Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and
     $0 respectively.

(d)  All Other Fees billed to the registrant for the two most recent fiscal years:
        Fiscal year ended 2006 - $0
        Fiscal year ended 2005 - $0
     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X,  $22,593 and $22,187
     respectively.  Fiscal  year ended 2006 - Executive  compensation  analysis.
     Fiscal year ended 2005 - Discussions  with auditor related to market timing and late trading activities and executive compensation analysis.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.
     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.
     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.
     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES
     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered  investment company (RIC) structure or other matters.  In addition to the  annual  Audit  services  engagement  specifically  approved  by  the  Audit
Committee,  the Audit Committee may grant general  pre-approval  for other Audit
Services,  which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved  certain Audit services,  all other Audit services must be specifically pre-approved by the Audit Committee.
AUDIT-RELATED SERVICES
     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES
     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES
     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:
     (1)  The aggregate amount of all such services provided constitutes no more than  five  percent  of the  total  amount  of  revenues  paid  by the registrant,  the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with
          or  overseen   by  another   investment   adviser),   and  any  entity
          controlling,   controlled   by,  or  under  common  control  with  the
          investment adviser that provides ongoing services to the registrant to its  accountant  during  the  fiscal  year in which the  services  are provided;
     (2)  Such services were not recognized by the registrant,  the registrant's adviser  (not  including  any  sub-adviser  whose  role  is  primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled by, or under common control with the investment adviser that provides ongoing services  to the  registrant  at the  time  of  the  engagement  to be non-audit services; and
     (3)  Such  services  are  promptly  brought to the  attention  of the Audit
          Committee of the issuer and approved  prior to the  completion  of the audit by the Audit  Committee  or by one or more  members of the Audit
          Committee who are members of the board of directors to whom  authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS
     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES
     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)   Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                4(b)
                Fiscal year ended 2006 - 0%
                Fiscal year ended 2005 - 0%
                Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                4(c)
                Fiscal year ended 2006 - 0%
                Fiscal year ended 2005 - 0%
                Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                4(d)
                Fiscal year ended 2006 - 0%
                Fiscal year ended 2005 - 0%
                Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g)     Non-Audit Fees billed to the registrant, the registrant's  investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                Fiscal year ended 2006 - $228,759
                Fiscal year ended 2005 - $333,628

(h)     The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        September 20, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        September 20, 2006

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        September 20, 2006